Financial Statements

Variable Annuity Account A
Year Ended December 31, 2020
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account A

Financial Statements

Year Ended December 31, 2020

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets
Statements of Operations and Change in Net Assets
Notes to Financial Statements
1. Organization and Significant Accounting Policies
2. Variable Annuity Contract Charges
3. Summary of Unit Transactions
4. Financial Highlights
5. Subsequent Events

13 20 104 104 125 128 138 192

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account A

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account A (the Separate Account), as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ ERNST & YOUNG LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, MO
April 28, 2021

Appendix

Subaccounts comprising Variable Annuity Account A

Subaccounts	Statements of operations and changes in net assets
7Twelve Balanced Portfolio Class 3	For each of the two years in the period ended December 31, 2020
AB VPS Global Thematic Growth	For each of the two years in the period ended December 31, 2020
AB VPS Growth and Income	For each of the two years in the period ended December 31, 2020
AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2020
Alger Capital Appreciation	For each of the two years in the period ended December 31, 2020
Alger Large Cap Growth	For each of the two years in the period ended December 31, 2020
ALPS/Alerian Energy Infrastructure	For each of the two years in the period ended December 31, 2020
American Century VP Disciplined Core Value	For each of the two years in the period ended December 31, 2020
American Century VP Inflation Protection	For each of the two years in the period ended December 31, 2020
American Century VP International	For each of the two years in the period ended December 31, 2020
American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2020
American Century VP Value	For each of the two years in the period ended December 31, 2020
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2020
American Funds IS® Blue Chip Income and Growth	For each of the two years in the period ended December 31, 2020
American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2020
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2020
American Funds IS® Global Growth and Income	For each of the two years in the period ended December 31, 2020
American Funds IS® Global Small Capitalization	For each of the two years in the period ended December 31, 2020
American Funds IS® Growth	For each of the two years in the period ended December 31, 2020
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2020
American Funds IS® International	For each of the two years in the period ended December 31, 2020
American Funds IS® International Growth and Income	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
American Funds IS® New World	For each of the two years in the period ended December 31, 2020
American Funds IS® U.S. Government/AAA-Rated Securities	For each of the two years in the period ended December 31, 2020
BlackRock Advantage Large Cap Core V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Basic Value V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2020
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2020
BlackRock Large Cap Focus Growth V.I.	For each of the two years in the period ended December 31, 2020
BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2020
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2020
Dimensional VA Global Bond Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA International Small Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA International Value Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA Short-Term Fixed Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA U.S. Large Value Portfolio	For each of the two years in the period ended December 31, 2020
Dimensional VA U.S. Targeted Value Portfolio	For each of the two years in the period ended December 31, 2020
DWS Core Equity VIP	For each of the two years in the period ended December 31, 2020
DWS Global Small Cap VIP	For each of the two years in the period ended December 31, 2020
Eaton Vance VT Floating-Rate Income	For each of the two years in the period ended December 31, 2020
Federated Hermes Fund for U.S. Government Securities II	For each of the two years in the period ended December 31, 2020
Federated Hermes High Income Bond II	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Balanced	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Contrafund	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Disciplined Small Cap	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Fidelity® VIP Emerging Markets	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2020
Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Index 500	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Investment Grade Bond	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Mid Cap	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Real Estate	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Strategic Income	For each of the two years in the period ended December 31, 2020
Franklin Flex Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Growth and Income VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Large Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Mutual Shares VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Rising Dividends VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Small-Mid Cap Growth VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2020
Franklin U.S. Government Securities VIP Fund	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Growth Opportunities	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT High Quality Floating Rate	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT International Equity Insights	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Goldman Sachs VIT Mid Cap Value	For each of the two years in the period ended December 31, 2020
Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2020
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2020
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2020
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2020
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. International Growth Fund	For each of the two years in the period ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Fund	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Franchise Series I	For each of the two years in the period ended December 31, 2020
Invesco V.I. American Franchise Series II	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2020
Invesco V.I. Balanced-Risk Allocation	For each of the two years in the period ended December 31, 2020
Invesco V.I. Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2020
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2020
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2020
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2020
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2020
Invesco V.I. Managed Volatility	For each of the two years in the period ended December 31, 2020
Invesco V.I. Mid Cap Core Equity	For each of the two years in the period ended December 31, 2020
Invesco V.I. S&P 500 Index	For each of the two years in the period ended December 31, 2020
Invesco V.I. Small Cap Equity	For each of the two years in the period ended December 31, 2020
Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2020
Ivy VIP Balanced	For each of the two years in the period ended December 31, 2020
Ivy VIP Energy	For each of the two years in the period ended December 31, 2020
Ivy VIP Global Equity Income	For each of the two years in the period ended December 31, 2020
Ivy VIP Global Growth	For each of the two years in the period ended December 31, 2020
Ivy VIP Growth	For each of the two years in the period ended December 31, 2020
Ivy VIP High Income	For each of the two years in the period ended December 31, 2020
Ivy VIP International Core Equity	For each of the two years in the period ended December 31, 2020
Ivy VIP Limited-Term Bond	For each of the two years in the period ended December 31, 2020
Ivy VIP Mid Cap Growth	For each of the two years in the period ended December 31, 2020
Ivy VIP Natural Resources	For each of the two years in the period ended December 31, 2020
Ivy VIP Science and Technology	For each of the two years in the period ended December 31, 2020
Ivy VIP Securian Real Estate Securities	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Ivy VIP Small Cap Core	For each of the two years in the period ended December 31, 2020
Ivy VIP Small Cap Growth	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Forty	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Mid Cap Value	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Overseas	For each of the two years in the period ended December 31, 2020
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2020
JPMorgan Insurance Trust Small Cap Core Portfolio	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Growth and Income VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Growth Opportunities VC	For each of the two years in the period ended December 31, 2020
Lord Abbett Series Total Return VC	For each of the two years in the period ended December 31, 2020
MFS® VIT Emerging Markets Equity	For each of the two years in the period ended December 31, 2020
MFS® VIT Global Tactical Allocation	For each of the two years in the period ended December 31, 2020
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2020
MFS® VIT New Discovery	For each of the two years in the period ended December 31, 2020
MFS® VIT Research	For each of the two years in the period ended December 31, 2020
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2020
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2020
MFS® VIT International Intrinsic Value	For each of the two years in the period ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2020
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2020
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2020
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2020
PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2020
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2020
PIMCO VIT High Yield	For each of the two years in the period ended December 31, 2020
PIMCO VIT International Bond Portfolio (Unhedged)	For each of the two years in the period ended December 31, 2020
PIMCO VIT Low Duration Administrative	For each of the two years in the period ended December 31, 2020
PIMCO VIT Low Duration Advisor	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return Administrative	For each of the two years in the period ended December 31, 2020
PIMCO VIT Real Return Advisor	For each of the two years in the period ended December 31, 2020
PIMCO VIT Short-Term	For each of the two years in the period ended December 31, 2020
PIMCO VIT Total Return Administrative	For each of the two years in the period ended December 31, 2020
PIMCO VIT Total Return Advisor	For each of the two years in the period ended December 31, 2020
Pioneer Bond VCT	For each of the two years in the period ended December 31, 2020
Pioneer Equity Income VCT	For each of the two years in the period ended December 31, 2020
Pioneer Real Estate Shares VCT	For each of the two years in the period ended December 31, 2020
Pioneer Strategic Income VCT	For each of the two years in the period ended December 31, 2020
Power Income VIT	For each of the two years in the period ended December 31, 2020
Probabilities Fund	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Putnam VT Equity Income	For each of the two years in the period ended December 31, 2020
Putnam VT Growth Opportunities	For each of the two years in the period ended December 31, 2020
Putnam VT Income	For each of the two years in the period ended December 31, 2020
Putnam VT Multi-Asset Absolute Return	For each of the two years in the period ended December 31, 2020
Putnam VT Small Cap Growth	For each of the two years in the period ended December 31, 2020
Rydex VIF Banking	For each of the two years in the period ended December 31, 2020
Rydex VIF Basic Materials	For each of the two years in the period ended December 31, 2020
Rydex VIF Biotechnology	For each of the two years in the period ended December 31, 2020
Rydex VIF Commodities Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Consumer Products	For each of the two years in the period ended December 31, 2020
Rydex VIF Dow 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Electronics	For each of the two years in the period ended December 31, 2020
Rydex VIF Energy	For each of the two years in the period ended December 31, 2020
Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2020
Rydex VIF Europe 1.25x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Financial Services	For each of the two years in the period ended December 31, 2020
Rydex VIF Government Long Bond 1.2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Health Care	For each of the two years in the period ended December 31, 2020
Rydex VIF Internet	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse Dow 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse Government Long Bond Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse NASDAQ-100® Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse Russell 2000® Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Inverse S&P 500 Strategy	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
Rydex VIF Japan 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Leisure	For each of the two years in the period ended December 31, 2020
Rydex VIF Mid-Cap 1.5x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF NASDAQ-100®	For each of the two years in the period ended December 31, 2020
Rydex VIF NASDAQ-100® 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Nova	For each of the two years in the period ended December 31, 2020
Rydex VIF Precious Metals	For each of the two years in the period ended December 31, 2020
Rydex VIF Real Estate	For each of the two years in the period ended December 31, 2020
Rydex VIF Retailing	For each of the two years in the period ended December 31, 2020
Rydex VIF Russell 2000® 1.5x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Russell 2000® 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P 500 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P 500 Pure Growth	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P 500 Pure Value	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P MidCap 400 Pure Growth	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P MidCap 400 Pure Value	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P SmallCap 600 Pure Growth	For each of the two years in the period ended December 31, 2020
Rydex VIF S&P SmallCap 600 Pure Value	For each of the two years in the period ended December 31, 2020
Rydex VIF Strengthening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2020
Rydex VIF Technology	For each of the two years in the period ended December 31, 2020
Rydex VIF Telecommunications	For each of the two years in the period ended December 31, 2020
Rydex VIF Transportation	For each of the two years in the period ended December 31, 2020
Rydex VIF U.S. Government Money Market	For each of the two years in the period ended December 31, 2020
Rydex VIF Utilities	For each of the two years in the period ended December 31, 2020
Rydex VIF Weakening Dollar 2x Strategy	For each of the two years in the period ended December 31, 2020

Subaccounts	Statements of operations and changes in net assets
T. Rowe Price Blue Chip Growth	For each of the two years in the period ended December 31, 2020
T. Rowe Price Equity Income	For each of the two years in the period ended December 31, 2020
T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2020
T. Rowe Price Limited-Term Bond	For each of the two years in the period ended December 31, 2020
Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2020
Templeton Foreign VIP Fund	For each of the two years in the period ended December 31, 2020
Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2020
VanEck VIP Global Gold	For each of the two years in the period ended December 31, 2020
VanEck VIP Global Hard Assets	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Balanced	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Capital Growth	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Conservative Allocation	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Equity Income	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Equity Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Growth	For each of the two years in the period ended December 31, 2020
Vanguard® VIF High Yield Bond	For each of the two years in the period ended December 31, 2020
Vanguard® VIF International	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Mid-Cap Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Moderate Allocation	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Short Term Investment Grade	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Small Company Growth	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Total Bond Market Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Total International Stock Market Index	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019
Vanguard® VIF Global Bond Index	For the year ended December 31, 2020 and period from May 1, 2019 (commencement of operations) through December 31, 2019

Subaccounts	Statements of operations and changes in net assets
Vanguard® VIF Real Estate Index	For each of the two years in the period ended December 31, 2020
Vanguard® VIF Total Stock Market Index	For each of the two years in the period ended December 31, 2020
Virtus Duff & Phelps Real Estate Securities Series	For each of the two years in the period ended December 31, 2020
Virtus KAR Small-Cap Growth Series	For each of the two years in the period ended December 31, 2020
Virtus Newfleet Multi-Sector Intermediate Bond Series	For each of the two years in the period ended December 31, 2020
Virtus SGA International Growth Series	For each of the two years in the period ended December 31, 2020
Voya MidCap Opportunities Portfolio	For each of the two years in the period ended December 31, 2020
VY Clarion Global Real Estate Portfolio	For each of the two years in the period ended December 31, 2020
VY Clarion Real Estate Portfolio	For each of the two years in the period ended December 31, 2020
Wells Fargo Omega Growth VT	For each of the two years in the period ended December 31, 2020
Wells Fargo Opportunity VT	For each of the two years in the period ended December 31, 2020

Variable Annuity Account A
Statements of Net Assets
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

7Twelve Balanced Portfolio Class 3	3,249	$ 38,098	$ 40,586	$ -	$ 40,586	4,328	$ 9.20	$ 10.05
AB VPS Global Thematic Growth	-	-	-	-	-	-	19.50	21.48
AB VPS Growth and Income	943	28,539	26,814	-	26,814	1,942	13.81	17.04
AB VPS Small/Mid Cap Value	174	3,335	2,993	-	2,993	206	12.05	14.84
Alger Capital Appreciation	11,169	872,604	1,032,920	-	1,032,920	37,630	24.58	31.63
Alger Large Cap Growth	1,839	131,125	163,525	-	163,525	6,155	25.69	30.69
ALPS/Alerian Energy Infrastructure	15,082	152,339	98,487	-	98,487	16,924	5.46	6.01
American Century VP Disciplined Core Value (a)	11,468	98,415	117,893	-	117,893	5,975	14.63	20.10
American Century VP Inflation Protection	2,840	28,832	31,500	-	31,500	3,537	8.88	9.04
American Century VP International	4,205	47,627	59,164	-	59,164	4,618	12.81	14.45
American Century VP Mid Cap Value (d)	2,537	46,894	52,178	-	52,178	3,138	13.69	18.38
American Century VP Value	3,385	33,506	37,878	-	37,878	2,512	12.69	17.23
American Funds IS® Asset Allocation	32,298	755,937	841,697	-	841,697	65,400	12.78	13.85
American Funds IS® Blue Chip Income and Growth	45,297	585,997	636,880	-	636,880	47,405	13.18	14.29
American Funds IS® Capital World Bond (a)	8,652	100,918	109,973	-	109,973	11,776	8.75	9.48
American Funds IS® Global Growth	8,576	240,129	346,885	-	346,885	19,838	17.26	18.71
American Funds IS® Global Growth and Income	11,051	164,795	180,688	-	180,688	13,402	12.92	14.01
American Funds IS® Global Small Capitalization	149	3,636	4,704	-	4,704	323	14.60	15.82
American Funds IS® Growth	3,716	272,282	435,691	-	435,691	18,247	23.67	25.65
American Funds IS® Growth-Income	6,984	324,263	377,067	-	377,067	23,853	15.47	16.77
American Funds IS® International	2,029	41,825	47,176	-	47,176	4,062	11.21	12.15
American Funds IS® International Growth and Income	7,102	120,071	133,655	-	133,655	13,327	9.47	10.27
American Funds IS® New World	3,443	79,380	106,861	-	106,861	8,601	12.26	13.29
American Funds IS® U.S. Government/AAA-Rated Securities	63,100	780,922	812,723	-	812,723	89,583	9.07	9.84
BlackRock Advantage Large Cap Core V.I.	6,840	188,730	202,324	-	202,324	9,507	17.78	22.26
BlackRock Basic Value V.I.	1,813	25,844	24,398	-	24,398	2,018	12.11	15.84
BlackRock Equity Dividend V.I.	17,615	188,310	205,219	-	205,219	14,754	13.90	17.71
BlackRock Global Allocation V.I.	9,205	130,615	149,956	-	149,956	12,276	11.91	13.29
BlackRock High Yield V.I.	79,403	575,061	599,490	2,442	601,932	53,535	10.74	11.81
BlackRock Large Cap Focus Growth V.I.	5,214	81,867	110,007	-	110,007	4,165	26.37	32.80
BNY Mellon IP Small Cap Stock Index	6,853	107,472	130,624	-	130,624	7,757	14.56	18.17
BNY Mellon IP Technology Growth	10,856	235,778	368,568	-	368,568	12,206	30.07	34.13
Dimensional VA Global Bond Portfolio	1,921	20,095	20,418	-	20,418	2,423	8.14	8.82
Dimensional VA International Small Portfolio	5,832	64,760	77,040	-	77,040	6,046	12.11	13.66
Dimensional VA International Value Portfolio	12,317	147,087	145,097	-	145,097	15,244	8.87	9.74
Dimensional VA Short-Term Fixed Portfolio	3,787	38,625	38,626	-	38,626	4,845	7.45	8.10
Dimensional VA U.S. Large Value Portfolio	38,214	921,432	1,013,445	-	1,013,445	66,683	12.82	15.92
Dimensional VA U.S. Targeted Value Portfolio	612	10,423	11,268	-	11,268	856	11.75	14.92
DWS Core Equity VIP	10,423	123,399	127,158	-	127,158	7,090	17.93	23.21
DWS Global Small Cap VIP	6,117	75,255	69,676	-	69,676	6,458	10.79	12.94
Eaton Vance VT Floating-Rate Income	4,522	41,434	40,834	-	40,834	4,216	9.04	9.80

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Federated Hermes Fund for U.S. Government Securities II (a)	18,645	$ 200,137	$ 208,076	$ -	$ 208,076	24,144	$ 8.48	$ 10.11
Federated Hermes High Income Bond II (a)	71,157	440,015	453,982	-	453,982	35,080	10.50	15.56
Fidelity® VIP Balanced	20,668	348,129	467,925	-	467,925	30,359	15.41	18.11
Fidelity® VIP Contrafund	31,789	1,086,064	1,485,519	-	1,485,519	70,068	18.78	27.42
Fidelity® VIP Disciplined Small Cap	1,464	21,128	25,329	-	25,329	1,410	13.74	18.31
Fidelity® VIP Emerging Markets	16,342	172,673	240,874	-	240,874	16,408	14.48	14.99
Fidelity® VIP Growth & Income	17,376	321,822	377,403	-	377,403	19,914	14.48	20.30
Fidelity® VIP Growth Opportunities	32,344	1,326,314	2,461,025	-	2,461,025	64,911	33.78	42.78
Fidelity® VIP High Income	6,742	34,437	34,316	-	34,316	3,385	9.98	10.86
Fidelity® VIP Index 500	4,892	1,271,065	1,794,005	-	1,794,005	92,605	18.11	21.34
Fidelity® VIP Investment Grade Bond	69,513	886,070	953,725	-	953,725	89,889	9.70	11.81
Fidelity® VIP Mid Cap	11,095	369,835	413,741	-	413,741	26,739	14.31	16.76
Fidelity® VIP Overseas	2,361	46,071	61,974	-	61,974	5,073	12.21	13.23
Fidelity® VIP Real Estate	13,883	260,982	237,534	-	237,534	18,369	10.45	13.77
Fidelity® VIP Strategic Income	13,271	151,041	155,000	-	155,000	15,665	9.90	11.10
Franklin Flex Cap Growth VIP Fund	8,127	70,682	88,742	-	88,742	3,818	22.50	26.26
Franklin Growth and Income VIP Fund	17,488	251,312	226,823	-	226,823	14,381	14.00	18.33
Franklin Income VIP Fund	12,412	189,485	186,675	-	186,675	17,894	10.34	12.32
Franklin Large Cap Growth VIP Fund	-	-	-	-	-	-	22.49	28.48
Franklin Mutual Global Discovery VIP Fund	10,839	218,428	183,281	-	183,281	14,959	10.25	12.82
Franklin Mutual Shares VIP Fund	3,022	62,746	50,135	-	50,135	3,776	10.59	13.53
Franklin Rising Dividends VIP Fund	9,593	247,289	279,536	-	279,536	13,987	16.41	22.33
Franklin Small Cap Value VIP Fund	31,895	487,942	462,484	-	462,484	32,166	12.74	16.37
Franklin Small-Mid Cap Growth VIP Fund	25,423	466,803	587,532	-	587,532	23,765	20.90	47.92
Franklin Strategic Income VIP Fund	3,340	36,058	34,607	-	34,607	3,896	8.88	10.24
Franklin U.S. Government Securities VIP Fund	26,089	315,860	315,157	-	315,157	36,475	8.36	8.88
Goldman Sachs VIT Growth Opportunities	29,514	414,745	389,287	-	389,287	15,997	20.17	25.97
Goldman Sachs VIT High Quality Floating Rate	17,761	186,104	183,646	-	183,646	22,092	7.63	8.49
Goldman Sachs VIT International Equity Insights	1,287	10,141	11,149	-	11,149	1,061	9.60	10.69
Goldman Sachs VIT Mid Cap Value	6,342	102,120	110,291	-	110,291	8,626	12.80	16.34
Goldman Sachs VIT Small Cap Equity Insights	-	-	-	-	-	-	13.90	17.91
Guggenheim VIF All Cap Value	32,036	969,129	995,027	-	995,027	44,086	12.77	26.45
Guggenheim VIF Floating Rate Strategies	6,552	170,036	159,940	-	159,940	17,472	9.10	9.88
Guggenheim VIF Global Managed Futures Strategy	3,646	60,008	59,470	-	59,470	11,120	5.03	7.55
Guggenheim VIF High Yield	1,012	30,714	27,847	-	27,847	2,590	10.25	11.92
Guggenheim VIF Large Cap Value	7,613	279,319	286,322	-	286,322	12,872	12.89	24.68
Guggenheim VIF Long Short Equity	5,876	86,921	84,614	-	84,614	9,899	8.38	8.86
Guggenheim VIF Multi-Hedge Strategies	7,881	187,298	201,840	-	201,840	28,377	6.05	8.44
Guggenheim VIF Small Cap Value	1,253	50,079	46,708	-	46,708	2,192	10.24	29.25
Guggenheim VIF SMid Cap Value	414	28,612	28,264	-	28,264	1,078	12.22	28.68
Guggenheim VIF StylePlus Large Core	441	16,579	21,799	-	21,799	1,008	18.68	21.96

(a) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Guggenheim VIF StylePlus Large Growth	1,898	$ 37,433	$ 48,961	$ -	$ 48,961	1,896	$ 24.93	$ 28.26
Guggenheim VIF StylePlus Mid Growth	681	39,464	49,352	-	49,352	1,193	20.16	45.75
Guggenheim VIF StylePlus Small Growth	-	-	-	-	-	-	18.14	22.69
Guggenheim VIF Total Return Bond	24,956	405,500	451,702	-	451,702	40,026	11.05	11.81
Guggenheim VIF World Equity Income	4,041	45,516	59,762	-	59,762	4,276	10.55	13.96
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)	-	-	-	-	-	-	19.24	22.12
Invesco Oppenheimer V.I. Global Fund	2,664	114,173	136,808	-	136,808	7,423	16.74	20.05
Invesco Oppenheimer V.I. Global Strategic Income Fund	24,454	125,394	122,269	-	122,269	13,608	8.90	9.84
Invesco Oppenheimer V.I. International Growth Fund	170,031	409,922	516,893	-	516,893	37,079	11.79	14.40
Invesco Oppenheimer V.I. Main Street Small Cap Fund	26,370	630,829	709,617	-	709,617	39,343	15.28	19.62
Invesco V.I. American Franchise Series I	987	67,993	87,960	-	87,960	4,920	17.90	17.90
Invesco V.I. American Franchise Series II	-	-	-	-	-	-	23.71	27.65
Invesco V.I. American Value	140	2,517	2,194	-	2,194	202	10.85	14.51
Invesco V.I. Balanced-Risk Allocation	2,992	31,729	30,787	-	30,787	2,725	10.56	11.44
Invesco V.I. Core Equity	1,801	60,736	54,523	-	54,523	3,295	13.03	16.55
Invesco V.I. Equity and Income	2,864	51,384	51,041	-	51,041	4,178	12.22	15.37
Invesco V.I. Global Real Estate	2,275	36,690	32,602	-	32,602	2,964	9.04	11.21
Invesco V.I. Government Securities	233	2,769	2,776	-	2,776	346	8.03	9.33
Invesco V.I. Health Care	763	20,896	24,174	-	24,174	1,572	15.32	22.28
Invesco V.I. International Growth	13,871	452,545	580,919	-	580,919	51,255	11.28	12.34
Invesco V.I. Managed Volatility	1,790	21,864	20,657	-	20,657	1,989	10.38	13.54
Invesco V.I. Mid Cap Core Equity	33,791	386,791	346,024	-	346,024	25,832	12.16	14.95
Invesco V.I. S&P 500 Index	-	-	-	-	-	-	17.71	21.41
Invesco V.I. Small Cap Equity	3,005	53,588	57,665	-	57,665	3,984	13.40	16.69
Ivy VIP Asset Strategy	4,056	42,533	42,353	-	42,353	3,428	10.85	12.59
Ivy VIP Balanced	6,130	52,080	53,385	-	53,385	3,932	12.88	16.12
Ivy VIP Energy	1,175	6,474	2,916	-	2,916	1,058	2.62	2.76
Ivy VIP Global Equity Income	1,583	10,946	9,531	-	9,531	801	11.90	14.14
Ivy VIP Global Growth	30,114	160,254	129,300	-	129,300	8,668	14.50	16.36
Ivy VIP Growth	829	8,838	10,524	-	10,524	346	24.24	30.93
Ivy VIP High Income	16,459	59,064	55,881	-	55,881	4,806	10.25	13.10
Ivy VIP International Core Equity	2,284	39,648	37,333	-	37,333	3,475	10.74	11.10
Ivy VIP Limited-Term Bond	55,303	265,287	277,028	-	277,028	31,749	8.29	8.89
Ivy VIP Mid Cap Growth	7,058	82,653	123,403	-	123,403	5,048	22.50	27.51
Ivy VIP Natural Resources	827	3,322	2,729	-	2,729	620	4.39	4.76
Ivy VIP Science and Technology	2,773	77,262	99,487	-	99,487	3,378	22.58	31.74
Ivy VIP Securian Real Estate Securities	-	-	-	-	-	-	11.41	14.64
Ivy VIP Small Cap Core	1,957	29,361	27,109	-	27,109	1,680	13.82	16.74
Ivy VIP Small Cap Growth	5,478	50,859	66,174	-	66,174	3,692	17.89	19.03
Janus Henderson VIT Enterprise	3,674	237,505	321,361	-	321,361	14,472	21.12	27.44
Janus Henderson VIT Forty	2,185	89,542	115,702	-	115,702	4,499	25.74	33.51

(b) Merger. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Janus Henderson VIT Mid Cap Value	7,073	$ 106,010	$ 109,059	$ -	$ 109,059	7,741	$ 12.00	$ 14.38
Janus Henderson VIT Overseas	1,342	42,556	49,099	-	49,099	5,120	7.61	9.81
Janus Henderson VIT Research	6,228	235,412	297,563	-	297,563	11,398	21.27	26.96
JPMorgan Insurance Trust Core Bond Portfolio	8,849	96,495	103,714	-	103,714	10,914	9.24	9.82
JPMorgan Insurance Trust Small Cap Core Portfolio	2,135	47,702	50,887	-	50,887	3,564	14.27	17.88
Lord Abbett Series Bond-Debenture VC	37,207	450,457	464,715	-	464,715	40,818	10.97	13.08
Lord Abbett Series Developing Growth VC	2,931	92,364	138,287	-	138,287	5,177	24.12	32.30
Lord Abbett Series Growth and Income VC	2,184	79,492	76,311	-	76,311	6,001	12.72	15.79
Lord Abbett Series Growth Opportunities VC	3,660	51,115	60,162	-	60,162	2,594	20.36	23.63
Lord Abbett Series Total Return VC	9,865	165,269	171,156	-	171,156	16,008	9.52	10.89
MFS® VIT Emerging Markets Equity	2,615	36,820	44,462	-	44,462	4,537	9.80	10.30
MFS® VIT Global Tactical Allocation	2,658	41,705	41,168	-	41,168	4,134	9.96	10.80
MFS® VIT II Research International	6,711	109,135	120,125	-	120,125	10,784	11.14	12.14
MFS® VIT International Intrinsic Value	8,750	217,327	301,621	-	301,621	20,609	14.01	15.18
MFS® VIT New Discovery	3,209	54,940	75,771	-	75,771	3,233	20.60	25.19
MFS® VIT Research	1,572	43,490	50,849	-	50,849	2,965	17.15	23.05
MFS® VIT Total Return	1,486	33,670	37,889	-	37,889	3,055	12.40	15.22
MFS® VIT Utilities	3,963	122,142	137,494	-	137,494	9,234	12.33	15.89
Morgan Stanley VIF Emerging Markets Equity	6,692	99,726	118,181	-	118,181	11,527	10.24	10.40
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	2,209	26,384	28,676	-	28,676	2,258	12.70	14.39
Morningstar Balanced ETF Asset Allocation Portfolio	120,862	1,346,217	1,358,492	-	1,358,492	120,374	11.26	12.54
Morningstar Conservative ETF Asset Allocation Portfolio	98,558	1,104,852	1,142,292	-	1,142,292	121,973	9.36	10.11
Morningstar Growth ETF Asset Allocation Portfolio	43,297	479,038	496,179	-	496,179	40,756	12.18	13.76
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,096	63,921	67,176	-	67,176	6,500	10.33	11.33
Neuberger Berman AMT Sustainable Equity	9,503	248,185	291,649	-	291,649	21,079	12.14	20.00
PIMCO VIT All Asset	5,163	53,030	57,875	-	57,875	5,616	9.77	10.96
PIMCO VIT CommodityRealReturn Strategy	19,322	161,778	118,444	-	118,444	31,128	3.78	4.77
PIMCO VIT Emerging Markets Bond	19,110	249,361	256,841	-	256,841	22,366	10.33	11.95
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	2,297	27,551	28,005	-	28,005	3,006	8.81	12.08
PIMCO VIT High Yield	295	2,284	2,366	-	2,366	127	10.60	19.10
PIMCO VIT International Bond Portfolio (Unhedged)	8,078	83,871	85,059	-	85,059	9,467	8.79	9.23
PIMCO VIT Low Duration Administrative	71,891	736,252	746,227	-	746,227	90,899	8.20	9.67
PIMCO VIT Low Duration Advisor	28,766	294,860	298,594	-	298,594	36,755	8.05	8.53
PIMCO VIT Real Return Administrative	27,852	363,299	387,701	-	387,701	37,660	10.30	12.03
PIMCO VIT Real Return Advisor	8,591	106,999	119,583	-	119,583	12,417	9.05	10.08
PIMCO VIT Short-Term	44,113	455,134	459,662	-	459,662	54,420	8.14	8.78
PIMCO VIT Total Return Administrative	77,566	848,371	898,995	-	898,995	82,879	10.84	10.84
PIMCO VIT Total Return Advisor	44,213	476,913	512,430	-	512,430	52,985	9.46	10.50
Pioneer Bond VCT	35,365	385,903	417,311	-	417,311	41,871	9.69	10.38
Pioneer Equity Income VCT	754	17,857	11,903	-	11,903	866	13.75	16.59
Pioneer Real Estate Shares VCT	9,580	104,018	73,478	-	73,478	6,791	10.82	12.31
Pioneer Strategic Income VCT	13,772	141,078	146,942	-	146,942	15,297	9.61	10.24
Power Income VIT	3,490	34,838	31,656	-	31,656	4,172	7.34	8.10
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Probabilities Fund	23,483	$ 212,580	$ 189,741	$ -	$ 189,741	19,814	$ 8.74	$ 9.78
Putnam VT Equity Income	17,650	405,345	450,261	-	450,261	28,435	14.59	17.71
Putnam VT Growth Opportunities	23,286	209,796	338,816	-	338,816	12,741	25.95	30.98
Putnam VT Income	19,640	226,707	225,075	-	225,075	21,980	9.85	10.49
Putnam VT Multi-Asset Absolute Return	5,168	54,183	48,012	-	48,012	6,093	7.29	8.00
Putnam VT Small Cap Growth	1,343	22,187	30,646	-	30,646	1,766	17.34	20.90
Rydex VIF Banking	809	64,665	71,204	-	71,204	7,773	4.86	10.51
Rydex VIF Basic Materials	1,770	123,959	157,561	-	157,561	11,375	12.32	15.30
Rydex VIF Biotechnology	2,419	200,483	258,822	-	258,822	13,913	16.23	34.59
Rydex VIF Commodities Strategy	272	21,753	16,965	-	16,965	6,363	1.19	2.67
Rydex VIF Consumer Products	1,152	72,791	81,649	-	81,649	5,304	12.26	20.80
Rydex VIF Dow 2x Strategy (d)	659	94,315	97,390	-	97,390	3,694	24.69	29.14
Rydex VIF Electronics	1,323	96,670	214,759	-	214,759	16,790	12.18	35.26
Rydex VIF Energy	384	79,828	44,199	-	44,199	11,753	2.86	4.08
Rydex VIF Energy Services	88	42,195	16,567	-	16,567	12,131	1.25	1.50
Rydex VIF Europe 1.25x Strategy (d)	0	22	23	-	23	4	5.01	8.66
Rydex VIF Financial Services	327	27,777	27,931	-	27,931	3,505	7.61	12.35
Rydex VIF Government Long Bond 1.2x Strategy (d)	544	20,403	22,607	-	22,607	1,477	12.72	17.24
Rydex VIF Health Care	3,283	205,223	283,756	-	283,756	14,746	17.12	24.24
Rydex VIF Internet	1,529	157,100	251,387	-	251,387	11,899	18.40	35.56
Rydex VIF Inverse Dow 2x Strategy (d)	-	-	-	-	-	-	0.07	0.65
Rydex VIF Inverse Government Long Bond Strategy (d)	84	6,834	5,603	-	5,603	4,679	1.03	3.48
Rydex VIF Inverse NASDAQ-100® Strategy (d)	-	-	-	-	-	-	0.25	1.26
Rydex VIF Inverse Russell 2000® Strategy (d)	17	1,105	642	-	642	1,417	0.46	2.41
Rydex VIF Inverse S&P 500 Strategy (d)	110	11,034	4,533	-	4,533	4,365	0.55	2.28
Rydex VIF Japan 2x Strategy (d)	698	57,388	82,722	-	82,722	4,652	16.16	17.82
Rydex VIF Leisure	349	32,142	42,745	-	42,745	2,717	15.61	18.59
Rydex VIF Mid-Cap 1.5x Strategy (d)	313	81,465	64,254	-	64,254	3,523	16.72	28.67
Rydex VIF NASDAQ-100®	5,471	248,329	343,547	-	343,547	10,562	28.70	41.24
Rydex VIF NASDAQ-100® 2x Strategy (d)	54	3,762	7,668	-	7,668	121	63.16	129.48
Rydex VIF Nova (d)	252	27,493	36,521	-	36,521	1,718	19.62	23.70
Rydex VIF Precious Metals	3,594	110,281	169,843	-	169,843	13,947	6.72	12.69
Rydex VIF Real Estate	2,470	88,039	94,607	-	94,607	6,842	8.45	14.69
Rydex VIF Retailing	302	26,855	38,837	-	38,837	1,759	16.38	22.65
Rydex VIF Russell 2000® 1.5x Strategy (d)	60	5,356	5,368	-	5,368	249	16.27	21.52
Rydex VIF Russell 2000® 2x Strategy (d)	1	172	296	-	296	22	13.16	17.97
Rydex VIF S&P 500 2x Strategy (d)	491	114,089	154,984	-	154,984	5,212	23.76	29.81
Rydex VIF S&P 500 Pure Growth	5,934	290,585	327,363	-	327,363	15,384	18.07	25.41
Rydex VIF S&P 500 Pure Value	14,104	595,120	659,375	-	659,375	52,678	10.87	13.36
Rydex VIF S&P MidCap 400 Pure Growth	3,682	145,896	166,838	-	166,838	10,815	12.80	21.42
Rydex VIF S&P MidCap 400 Pure Value	3,406	151,828	147,260	-	147,260	10,747	11.61	15.37

(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

Rydex VIF S&P SmallCap 600 Pure Growth	908	$ 44,601	$ 55,187	$ -	$ 55,187	2,999	$ 13.53	$ 18.76
Rydex VIF S&P SmallCap 600 Pure Value	4,591	251,014	274,108	-	274,108	26,329	8.43	10.49
Rydex VIF Strengthening Dollar 2x Strategy (d)	72	3,063	2,539	-	2,539	679	3.74	8.08
Rydex VIF Technology	1,592	202,589	292,837	-	292,837	16,443	16.89	30.10
Rydex VIF Telecommunications	-	-	-	-	-	-	5.57	10.86
Rydex VIF Transportation	171	14,546	18,709	-	18,709	914	17.03	20.47
Rydex VIF U.S. Government Money Market (c)	4,161,493	4,161,492	4,161,493	-	4,161,493	706,568	4.94	7.27
Rydex VIF Utilities	2,714	77,868	83,946	-	83,946	7,770	9.19	14.35
Rydex VIF Weakening Dollar 2x Strategy (d)	305	17,687	18,727	-	18,727	4,739	3.95	4.99
T. Rowe Price Blue Chip Growth	25,965	978,479	1,258,793	-	1,258,793	44,349	24.72	33.52
T. Rowe Price Equity Income	18,887	513,733	492,940	-	492,940	31,776	12.25	16.12
T. Rowe Price Health Sciences	5,371	225,742	311,311	-	311,311	10,866	23.41	39.35
T. Rowe Price Limited-Term Bond	12,910	62,554	64,292	-	64,292	7,899	8.07	8.44
Templeton Developing Markets VIP Fund	23,729	214,358	276,201	-	276,201	15,929	11.37	23.33
Templeton Foreign VIP Fund	55,935	742,386	742,811	-	742,811	72,712	8.04	13.77
Templeton Global Bond VIP Fund	16,397	264,789	226,612	-	226,612	28,995	7.39	8.26
VanEck VIP Global Gold	5,783	69,928	67,551	-	67,551	5,528	11.48	12.22
VanEck VIP Global Hard Assets	3,452	90,182	74,391	-	74,391	16,791	4.43	5.69
Vanguard® VIF Balanced	9,451	206,313	242,698	-	242,698	18,620	12.76	13.68
Vanguard® VIF Capital Growth	685	21,406	30,950	-	30,950	1,919	16.13	17.29
Vanguard® VIF Conservative Allocation	6,102	149,185	173,310	-	173,310	15,241	11.37	12.19
Vanguard® VIF Equity Income	23,599	506,599	544,440	-	544,440	42,912	12.59	13.50
Vanguard® VIF Equity Index	10,310	441,139	554,278	-	554,278	34,555	15.38	16.49
Vanguard® VIF Global Bond Index	458	9,812	10,260	-	10,260	991	10.35	10.63
Vanguard® VIF Growth	6,860	176,428	246,551	-	246,551	12,825	19.22	20.61
Vanguard® VIF High Yield Bond	19,691	152,028	159,887	-	159,887	14,434	10.84	11.63
Vanguard® VIF International	13,018	360,143	567,206	-	567,206	27,815	19.94	21.38
Vanguard® VIF Mid-Cap Index	21,401	456,980	551,510	-	551,510	37,374	14.13	15.15
Vanguard® VIF Moderate Allocation	6,105	167,713	198,115	-	198,115	15,977	12.24	13.12
Vanguard® VIF Real Estate Index	3,131	39,757	38,917	-	38,917	3,667	10.46	11.21
Vanguard® VIF Short Term Investment Grade	32,910	348,880	365,963	-	365,963	39,308	9.17	9.83
Vanguard® VIF Small Company Growth (d)	2,918	64,369	71,474	-	71,474	4,482	15.77	16.91
Vanguard® VIF Total Bond Market Index	90,527	1,080,372	1,159,651	-	1,159,651	116,972	9.62	10.32
Vanguard® VIF Total International Stock Market Index	4,387	84,225	100,809	-	100,809	9,121	11.05	11.35
Vanguard® VIF Total Stock Market Index	24,479	929,709	1,188,721	-	1,188,721	76,536	15.48	16.59
Virtus Duff & Phelps Real Estate Securities Series	4,696	102,557	83,160	-	83,160	6,775	11.84	12.55
Virtus KAR Small-Cap Growth Series	17,344	610,764	696,170	-	696,170	20,335	33.99	36.84
Virtus Newfleet Multi-Sector Intermediate Bond Series	6,436	60,508	61,591	-	61,591	6,228	9.89	10.36
Virtus SGA International Growth Series	17,967	247,560	259,986	-	259,986	27,929	9.04	9.45
Voya MidCap Opportunities Portfolio	3,632	46,394	61,161	-	61,161	3,224	18.98	22.83

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Net Assets (continued)
December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values

VY Clarion Global Real Estate Portfolio	2,496	$ 29,587	$ 26,482	$ -	$ 26,482	2,710	$ 9.39	$ 10.43
VY Clarion Real Estate Portfolio	639	17,608	19,577	-	19,577	1,627	10.73	12.22
Wells Fargo Omega Growth VT	2,305	64,778	93,203	-	93,203	3,944	23.64	29.85
Wells Fargo Opportunity VT	4,925	113,843	145,933	-	145,933	6,658	16.91	22.26

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets
Years Ended December 31, 2020 and 2019, Except as Noted

	7Twelve Balanced Portfolio Class 3	AB VPS Global Thematic Growth	AB VPS Growth and Income
Net assets as of December 31, 2018	$72,819	$5,419	$21,796
Investment income (loss):
Dividend distributions	1,146	-	252
Investment Expenses:
Mortality and expense risk and administrative charges	(617)	(15)	(358)
Net investment income (loss)	529	(15)	(106)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,598	-	2,652
Realized capital gain (loss) on investments	72	1,215	(19)
Change in unrealized appreciation (depreciation)	7,682	(571)	2,229
Net gain (loss) on investments	9,352	644	4,862
Net increase (decrease) in net assets from operations	9,881	629	4,756
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,381)	-	-
Transfers between subaccounts, net	-	(6,045)	-
Maintenance charges and mortality adjustments	-	(3)	-
Increase (decrease) in net assets from contract transactions	(5,381)	(6,048)	-
Total increase (decrease) in net assets	4,500	(5,419)	4,756
Net assets as of December 31, 2019	$77,319	$-	$26,552
Investment income (loss):
Dividend distributions	736	-	312
Investment Expenses:
Mortality and expense risk and administrative charges	(508)	-	(341)
Net investment income (loss)	228	-	(29)
Increase (decrease) in net assets from operations:
Capital gain distributions	970	-	1,278
Realized capital gain (loss) on investments	(1,140)	-	(65)
Change in unrealized appreciation (depreciation)	(1,776)	-	(922)
Net gain (loss) on investments	(1,946)	-	291
Net increase (decrease) in net assets from operations	(1,718)	-	262
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	(35,000)	-	-
Maintenance charges and mortality adjustments	(15)	-	-
Increase (decrease) in net assets from contract transactions	(35,015)	-	-
Total increase (decrease) in net assets	(36,733)	-	262
Net assets as of December 31, 2020	$40,586	$-	$26,814

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	AB VPS Small/Mid Cap Value	Alger Capital Appreciation	Alger Large Cap Growth
Net assets as of December 31, 2018	$84,032	$597,220	$43,129
Investment income (loss):
Dividend distributions	104	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(215)	(6,598)	(132)
Net investment income (loss)	(111)	(6,598)	(132)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,598	87,708	139
Realized capital gain (loss) on investments	(5,105)	1,022	(9,175)
Change in unrealized appreciation (depreciation)	13,352	106,670	12,951
Net gain (loss) on investments	11,845	195,400	3,915
Net increase (decrease) in net assets from operations	11,734	188,802	3,783
Contract owner transactions:
Variable annuity deposits	437	686	-
Terminations, withdrawals and annuity payments	(69,989)	(19,704)	-
Transfers between subaccounts, net	-	(4,091)	(39,679)
Maintenance charges and mortality adjustments	(86)	-	(24)
Increase (decrease) in net assets from contract transactions	(69,638)	(23,109)	(39,703)
Total increase (decrease) in net assets	(57,904)	165,693	(35,920)
Net assets as of December 31, 2019	$26,128	$762,913	$7,209
Investment income (loss):
Dividend distributions	20	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(32)	(7,735)	(1,271)
Net investment income (loss)	(12)	(7,735)	(1,271)
Increase (decrease) in net assets from operations:
Capital gain distributions	120	141,008	21,708
Realized capital gain (loss) on investments	(6,945)	3,657	1,185
Change in unrealized appreciation (depreciation)	2,291	159,037	32,766
Net gain (loss) on investments	(4,534)	303,702	55,659
Net increase (decrease) in net assets from operations	(4,546)	295,967	54,388
Contract owner transactions:
Variable annuity deposits	130	543	-
Terminations, withdrawals and annuity payments	(18,698)	(27,705)	(3,939)
Transfers between subaccounts, net	-	1,469	106,214
Maintenance charges and mortality adjustments	(21)	(267)	(347)
Increase (decrease) in net assets from contract transactions	(18,589)	(25,960)	101,928
Total increase (decrease) in net assets	(23,135)	270,007	156,316
Net assets as of December 31, 2020	$2,993	$1,032,920	$163,525

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	ALPS/Alerian Energy Infrastructure	American Century VP Disciplined Core Value(a)	American Century VP Inflation Protection
Net assets as of December 31, 2018	$116,551	$151,784	$26,642
Investment income (loss):
Dividend distributions	2,212	2,961	652
Investment Expenses:
Mortality and expense risk and administrative charges	(943)	(728)	(128)
Net investment income (loss)	1,269	2,233	524
Increase (decrease) in net assets from operations:
Capital gain distributions	-	14,831	-
Realized capital gain (loss) on investments	(211)	2,454	1
Change in unrealized appreciation (depreciation)	21,746	14,580	1,716
Net gain (loss) on investments	21,535	31,865	1,717
Net increase (decrease) in net assets from operations	22,804	34,098	2,241
Contract owner transactions:
Variable annuity deposits	46	-	-
Terminations, withdrawals and annuity payments	(558)	(28,458)	-
Transfers between subaccounts, net	-	2,421	-
Maintenance charges and mortality adjustments	(18)	-	-
Increase (decrease) in net assets from contract transactions	(530)	(26,037)	-
Total increase (decrease) in net assets	22,274	8,061	2,241
Net assets as of December 31, 2019	$138,825	$159,845	$28,883
Investment income (loss):
Dividend distributions	2,792	2,490	411
Investment Expenses:
Mortality and expense risk and administrative charges	(592)	(545)	(110)
Net investment income (loss)	2,200	1,945	301
Increase (decrease) in net assets from operations:
Capital gain distributions	-	7,549	-
Realized capital gain (loss) on investments	(3,611)	8,284	7
Change in unrealized appreciation (depreciation)	(35,412)	(903)	2,335
Net gain (loss) on investments	(39,023)	14,930	2,342
Net increase (decrease) in net assets from operations	(36,823)	16,875	2,643
Contract owner transactions:
Variable annuity deposits	4	-	-
Terminations, withdrawals and annuity payments	(696)	(57,423)	-
Transfers between subaccounts, net	(2,801)	(1,280)	-
Maintenance charges and mortality adjustments	(22)	(124)	(26)
Increase (decrease) in net assets from contract transactions	(3,515)	(58,827)	(26)
Total increase (decrease) in net assets	(40,338)	(41,952)	2,617
Net assets as of December 31, 2020	$98,487	$117,893	$31,500

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Century VP International	American Century VP Mid Cap Value(d)	American Century VP Value
Net assets as of December 31, 2018	$37,832	$40,739	$30,088
Investment income (loss):
Dividend distributions	308	902	672
Investment Expenses:
Mortality and expense risk and administrative charges	(663)	(341)	(279)
Net investment income (loss)	(355)	561	393
Increase (decrease) in net assets from operations:
Capital gain distributions	2,229	4,858	1,941
Realized capital gain (loss) on investments	38	4	16
Change in unrealized appreciation (depreciation)	9,379	5,996	5,438
Net gain (loss) on investments	11,646	10,858	7,395
Net increase (decrease) in net assets from operations	11,291	11,419	7,788
Contract owner transactions:
Variable annuity deposits	12,249	-	-
Terminations, withdrawals and annuity payments	(1,306)	(160)	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(9)	-
Increase (decrease) in net assets from contract transactions	10,943	(169)	-
Total increase (decrease) in net assets	22,234	11,250	7,788
Net assets as of December 31, 2019	$60,066	$51,989	$37,876
Investment income (loss):
Dividend distributions	229	769	715
Investment Expenses:
Mortality and expense risk and administrative charges	(721)	(300)	(250)
Net investment income (loss)	(492)	469	465
Increase (decrease) in net assets from operations:
Capital gain distributions	881	-	848
Realized capital gain (loss) on investments	(1,593)	(21)	(9)
Change in unrealized appreciation (depreciation)	9,917	(220)	(1,284)
Net gain (loss) on investments	9,205	(241)	(445)
Net increase (decrease) in net assets from operations	8,713	228	20
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(9,623)	-	-
Transfers between subaccounts, net	8	-	-
Maintenance charges and mortality adjustments	-	(39)	(18)
Increase (decrease) in net assets from contract transactions	(9,615)	(39)	(18)
Total increase (decrease) in net assets	(902)	189	2
Net assets as of December 31, 2020	$59,164	$52,178	$37,878

(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Asset Allocation	American Funds IS® Blue Chip Income and Growth	American Funds IS® Capital World Bond(a)
Net assets as of December 31, 2018	$368,904	$514,922	$93,114
Investment income (loss):
Dividend distributions	7,778	10,969	1,364
Investment Expenses:
Mortality and expense risk and administrative charges	(5,644)	(7,895)	(466)
Net investment income (loss)	2,134	3,074	898
Increase (decrease) in net assets from operations:
Capital gain distributions	22,840	44,994	-
Realized capital gain (loss) on investments	(51)	4,023	5
Change in unrealized appreciation (depreciation)	51,269	59,286	5,635
Net gain (loss) on investments	74,058	108,303	5,640
Net increase (decrease) in net assets from operations	76,192	111,377	6,538
Contract owner transactions:
Variable annuity deposits	38,121	-	-
Terminations, withdrawals and annuity payments	(244)	-	-
Transfers between subaccounts, net	-	(10,085)	-
Maintenance charges and mortality adjustments	(689)	(180)	-
Increase (decrease) in net assets from contract transactions	37,188	(10,265)	-
Total increase (decrease) in net assets	113,380	101,112	6,538
Net assets as of December 31, 2019	$482,284	$616,034	$99,652
Investment income (loss):
Dividend distributions	10,117	8,986	1,076
Investment Expenses:
Mortality and expense risk and administrative charges	(7,343)	(6,639)	(409)
Net investment income (loss)	2,774	2,347	667
Increase (decrease) in net assets from operations:
Capital gain distributions	2,238	7,040	1,712
Realized capital gain (loss) on investments	3,557	(715)	80
Change in unrealized appreciation (depreciation)	68,599	32,920	6,611
Net gain (loss) on investments	74,394	39,245	8,403
Net increase (decrease) in net assets from operations	77,168	41,592	9,070
Contract owner transactions:
Variable annuity deposits	1,000	-	4,019
Terminations, withdrawals and annuity payments	(94,722)	(20,606)	-
Transfers between subaccounts, net	376,744	-	(2,768)
Maintenance charges and mortality adjustments	(777)	(140)	-
Increase (decrease) in net assets from contract transactions	282,245	(20,746)	1,251
Total increase (decrease) in net assets	359,413	20,846	10,321
Net assets as of December 31, 2020	$841,697	$636,880	$109,973

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Global Growth	American Funds IS® Global Growth and Income	American Funds IS® Global Small Capitalization
Net assets as of December 31, 2018	$209,628	$116,296	$4,394
Investment income (loss):
Dividend distributions	2,322	2,459	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,089)	(1,027)	(76)
Net investment income (loss)	(767)	1,432	(76)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,458	6,838	326
Realized capital gain (loss) on investments	354	(16)	(4)
Change in unrealized appreciation (depreciation)	55,465	26,336	1,055
Net gain (loss) on investments	69,277	33,158	1,377
Net increase (decrease) in net assets from operations	68,510	34,590	1,301
Contract owner transactions:
Variable annuity deposits	-	-	270
Terminations, withdrawals and annuity payments	(520)	-	(138)
Transfers between subaccounts, net	(5,106)	-	-
Maintenance charges and mortality adjustments	(487)	-	-
Increase (decrease) in net assets from contract transactions	(6,113)	-	132
Total increase (decrease) in net assets	62,397	34,590	1,433
Net assets as of December 31, 2019	$272,025	$150,886	$5,827
Investment income (loss):
Dividend distributions	455	1,690	4
Investment Expenses:
Mortality and expense risk and administrative charges	(3,577)	(997)	(60)
Net investment income (loss)	(3,122)	693	(56)
Increase (decrease) in net assets from operations:
Capital gain distributions	8,074	3,631	216
Realized capital gain (loss) on investments	953	(39)	(457)
Change in unrealized appreciation (depreciation)	71,243	8,718	702
Net gain (loss) on investments	80,270	12,310	461
Net increase (decrease) in net assets from operations	77,148	13,003	405
Contract owner transactions:
Variable annuity deposits	-	-	360
Terminations, withdrawals and annuity payments	(1,674)	-	(140)
Transfers between subaccounts, net	-	16,885	(1,748)
Maintenance charges and mortality adjustments	(614)	(86)	-
Increase (decrease) in net assets from contract transactions	(2,288)	16,799	(1,528)
Total increase (decrease) in net assets	74,860	29,802	(1,123)
Net assets as of December 31, 2020	$346,885	$180,688	$4,704

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® Growth	American Funds IS® Growth-Income	American Funds IS® International
Net assets as of December 31, 2018	$246,077	$256,635	$123,745
Investment income (loss):
Dividend distributions	1,565	5,636	1,143
Investment Expenses:
Mortality and expense risk and administrative charges	(3,546)	(4,118)	(1,586)
Net investment income (loss)	(1,981)	1,518	(443)
Increase (decrease) in net assets from operations:
Capital gain distributions	30,069	46,768	3,265
Realized capital gain (loss) on investments	(672)	(7,921)	(3,689)
Change in unrealized appreciation (depreciation)	41,840	29,079	22,575
Net gain (loss) on investments	71,237	67,926	22,151
Net increase (decrease) in net assets from operations	69,256	69,444	21,708
Contract owner transactions:
Variable annuity deposits	-	154	17,525
Terminations, withdrawals and annuity payments	(1,003)	(28,758)	(16,983)
Transfers between subaccounts, net	(13,219)	88,490	(53,326)
Maintenance charges and mortality adjustments	(658)	(282)	-
Increase (decrease) in net assets from contract transactions	(14,880)	59,604	(52,784)
Total increase (decrease) in net assets	54,376	129,048	(31,076)
Net assets as of December 31, 2019	$300,453	$385,683	$92,669
Investment income (loss):
Dividend distributions	687	4,297	175
Investment Expenses:
Mortality and expense risk and administrative charges	(4,410)	(3,900)	(525)
Net investment income (loss)	(3,723)	397	(350)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,995	11,655	-
Realized capital gain (loss) on investments	2,400	(3,812)	(13,210)
Change in unrealized appreciation (depreciation)	139,060	41,202	4,717
Net gain (loss) on investments	149,455	49,045	(8,493)
Net increase (decrease) in net assets from operations	145,732	49,442	(8,843)
Contract owner transactions:
Variable annuity deposits	-	1,637	-
Terminations, withdrawals and annuity payments	(2,699)	(31,182)	(34,424)
Transfers between subaccounts, net	(6,919)	(28,254)	(2,209)
Maintenance charges and mortality adjustments	(876)	(259)	(17)
Increase (decrease) in net assets from contract transactions	(10,494)	(58,058)	(36,650)
Total increase (decrease) in net assets	135,238	(8,616)	(45,493)
Net assets as of December 31, 2020	$435,691	$377,067	$47,176

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	American Funds IS® International Growth and Income	American Funds IS® New World	American Funds IS® U.S. Government/ AAA-Rated Securities
Net assets as of December 31, 2018	$99,269	$80,498	$147,209
Investment income (loss):
Dividend distributions	2,624	806	3,641
Investment Expenses:
Mortality and expense risk and administrative charges	(628)	(919)	(2,686)
Net investment income (loss)	1,996	(113)	955
Increase (decrease) in net assets from operations:
Capital gain distributions	1,260	3,420	-
Realized capital gain (loss) on investments	17	(129)	(164)
Change in unrealized appreciation (depreciation)	18,333	20,266	6,071
Net gain (loss) on investments	19,610	23,557	5,907
Net increase (decrease) in net assets from operations	21,606	23,444	6,862
Contract owner transactions:
Variable annuity deposits	-	3,663	3,672
Terminations, withdrawals and annuity payments	-	(11,443)	(7,731)
Transfers between subaccounts, net	-	22,751	47,815
Maintenance charges and mortality adjustments	(72)	-	-
Increase (decrease) in net assets from contract transactions	(72)	14,971	43,756
Total increase (decrease) in net assets	21,534	38,415	50,618
Net assets as of December 31, 2019	$120,803	$118,913	$197,827
Investment income (loss):
Dividend distributions	1,492	43	13,443
Investment Expenses:
Mortality and expense risk and administrative charges	(603)	(1,100)	(10,852)
Net investment income (loss)	889	(1,057)	2,591
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,213	16,232
Realized capital gain (loss) on investments	(25)	194	4,279
Change in unrealized appreciation (depreciation)	5,955	14,575	28,997
Net gain (loss) on investments	5,930	15,982	49,508
Net increase (decrease) in net assets from operations	6,819	14,925	52,099
Contract owner transactions:
Variable annuity deposits	6,118	5,474	486,958
Terminations, withdrawals and annuity payments	-	(36,912)	(19,748)
Transfers between subaccounts, net	-	4,476	95,587
Maintenance charges and mortality adjustments	(85)	(15)	-
Increase (decrease) in net assets from contract transactions	6,033	(26,977)	562,797
Total increase (decrease) in net assets	12,852	(12,052)	614,896
Net assets as of December 31, 2020	$133,655	$106,861	$812,723

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BlackRock Advantage Large Cap Core V.I.	BlackRock Basic Value V.I.	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2018	$137,829	$43,537	$191,112
Investment income (loss):
Dividend distributions	1,866	888	3,981
Investment Expenses:
Mortality and expense risk and administrative charges	(903)	(589)	(3,166)
Net investment income (loss)	963	299	815
Increase (decrease) in net assets from operations:
Capital gain distributions	9,137	3,537	15,383
Realized capital gain (loss) on investments	(99)	(1,239)	250
Change in unrealized appreciation (depreciation)	28,358	5,776	32,498
Net gain (loss) on investments	37,396	8,074	48,131
Net increase (decrease) in net assets from operations	38,359	8,373	48,946
Contract owner transactions:
Variable annuity deposits	-	1,980	-
Terminations, withdrawals and annuity payments	(6,018)	(427)	-
Transfers between subaccounts, net	-	(9,871)	-
Maintenance charges and mortality adjustments	-	-	(125)
Increase (decrease) in net assets from contract transactions	(6,018)	(8,318)	(125)
Total increase (decrease) in net assets	32,341	55	48,821
Net assets as of December 31, 2019	$170,170	$43,592	$239,933
Investment income (loss):
Dividend distributions	1,564	431	3,554
Investment Expenses:
Mortality and expense risk and administrative charges	(838)	(354)	(2,739)
Net investment income (loss)	726	77	815
Increase (decrease) in net assets from operations:
Capital gain distributions	16,416	530	6,791
Realized capital gain (loss) on investments	(16)	(6,799)	(7,787)
Change in unrealized appreciation (depreciation)	15,046	1,833	(7,489)
Net gain (loss) on investments	31,446	(4,436)	(8,485)
Net increase (decrease) in net assets from operations	32,172	(4,359)	(7,670)
Contract owner transactions:
Variable annuity deposits	-	2,640	-
Terminations, withdrawals and annuity payments	-	(3,649)	(2,599)
Transfers between subaccounts, net	-	(13,826)	(24,425)
Maintenance charges and mortality adjustments	(18)	-	(20)
Increase (decrease) in net assets from contract transactions	(18)	(14,835)	(27,044)
Total increase (decrease) in net assets	32,154	(19,194)	(34,714)
Net assets as of December 31, 2020	$202,324	$24,398	$205,219

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BlackRock Large Cap Focus Growth V.I.
Net assets as of December 31, 2018	$221,610	$629,384	$182,910
Investment income (loss):
Dividend distributions	1,543	35,554	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,290)	(6,210)	(1,669)
Net investment income (loss)	(747)	29,344	(1,669)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,800	-	10,728
Realized capital gain (loss) on investments	4,031	376	(4,789)
Change in unrealized appreciation (depreciation)	21,551	57,962	33,184
Net gain (loss) on investments	30,382	58,338	39,123
Net increase (decrease) in net assets from operations	29,635	87,682	37,454
Contract owner transactions:
Variable annuity deposits	-	27,710	329
Terminations, withdrawals and annuity payments	(3,784)	(23,543)	(113,257)
Transfers between subaccounts, net	(121,226)	(8,082)	-
Maintenance charges and mortality adjustments	-	(1,004)	(296)
Increase (decrease) in net assets from contract transactions	(125,010)	(4,919)	(113,224)
Total increase (decrease) in net assets	(95,375)	82,763	(75,770)
Net assets as of December 31, 2019	$126,235	$712,147	$107,140
Investment income (loss):
Dividend distributions	1,715	32,119	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,464)	(5,401)	(1,504)
Net investment income (loss)	251	26,718	(1,504)
Increase (decrease) in net assets from operations:
Capital gain distributions	8,330	-	6,172
Realized capital gain (loss) on investments	97	(6,030)	3,306
Change in unrealized appreciation (depreciation)	15,638	10,664	26,755
Net gain (loss) on investments	24,065	4,634	36,233
Net increase (decrease) in net assets from operations	24,316	31,352	34,729
Contract owner transactions:
Variable annuity deposits	-	849	1,303
Terminations, withdrawals and annuity payments	(560)	(106,546)	(32,908)
Transfers between subaccounts, net	-	(34,770)	-
Maintenance charges and mortality adjustments	(35)	(1,100)	(257)
Increase (decrease) in net assets from contract transactions	(595)	(141,567)	(31,862)
Total increase (decrease) in net assets	23,721	(110,215)	2,867
Net assets as of December 31, 2020	$149,956	$601,932	$110,007

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	Dimensional VA Global Bond Portfolio
Net assets as of December 31, 2018	$60,624	$229,128	$80,670
Investment income (loss):
Dividend distributions	582	-	2,316
Investment Expenses:
Mortality and expense risk and administrative charges	(633)	(3,820)	(549)
Net investment income (loss)	(51)	(3,820)	1,767
Increase (decrease) in net assets from operations:
Capital gain distributions	5,556	31,452	-
Realized capital gain (loss) on investments	165	12,151	(1,378)
Change in unrealized appreciation (depreciation)	7,976	11,681	2,558
Net gain (loss) on investments	13,697	55,284	1,180
Net increase (decrease) in net assets from operations	13,646	51,464	2,947
Contract owner transactions:
Variable annuity deposits	9,186	30,330	9,186
Terminations, withdrawals and annuity payments	(2,964)	(3,988)	(956)
Transfers between subaccounts, net	2,396	(98,746)	3
Maintenance charges and mortality adjustments	-	(716)	(247)
Increase (decrease) in net assets from contract transactions	8,618	(73,120)	7,986
Total increase (decrease) in net assets	22,264	(21,656)	10,933
Net assets as of December 31, 2019	$82,888	$207,472	$91,603
Investment income (loss):
Dividend distributions	864	229	5
Investment Expenses:
Mortality and expense risk and administrative charges	(635)	(4,112)	(361)
Net investment income (loss)	229	(3,883)	(356)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,919	36,643	-
Realized capital gain (loss) on investments	(2,472)	(9,729)	1,226
Change in unrealized appreciation (depreciation)	17,392	107,710	(331)
Net gain (loss) on investments	19,839	134,624	895
Net increase (decrease) in net assets from operations	20,068	130,741	539
Contract owner transactions:
Variable annuity deposits	-	10,245	-
Terminations, withdrawals and annuity payments	(8,509)	(13,895)	(39,989)
Transfers between subaccounts, net	36,259	34,749	(31,574)
Maintenance charges and mortality adjustments	(82)	(744)	(161)
Increase (decrease) in net assets from contract transactions	27,668	30,355	(71,724)
Total increase (decrease) in net assets	47,736	161,096	(71,185)
Net assets as of December 31, 2020	$130,624	$368,568	$20,418

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Dimensional VA International Small Portfolio	Dimensional VA International Value Portfolio	Dimensional VA Short-Term Fixed Portfolio
Net assets as of December 31, 2018	$55,408	$157,045	$73,802
Investment income (loss):
Dividend distributions	1,822	6,364	1,694
Investment Expenses:
Mortality and expense risk and administrative charges	(389)	(1,018)	(356)
Net investment income (loss)	1,433	5,346	1,338
Increase (decrease) in net assets from operations:
Capital gain distributions	809	-	-
Realized capital gain (loss) on investments	(2,940)	(3,798)	121
Change in unrealized appreciation (depreciation)	14,041	23,057	32
Net gain (loss) on investments	11,910	19,259	153
Net increase (decrease) in net assets from operations	13,343	24,605	1,491
Contract owner transactions:
Variable annuity deposits	6,127	12,249	-
Terminations, withdrawals and annuity payments	(2,862)	(4,873)	(133)
Transfers between subaccounts, net	235	(37)	(88)
Maintenance charges and mortality adjustments	-	(81)	(141)
Increase (decrease) in net assets from contract transactions	3,500	7,258	(362)
Total increase (decrease) in net assets	16,843	31,863	1,129
Net assets as of December 31, 2019	$72,251	$188,908	$74,931
Investment income (loss):
Dividend distributions	1,410	3,136	230
Investment Expenses:
Mortality and expense risk and administrative charges	(663)	(706)	(175)
Net investment income (loss)	747	2,430	55
Increase (decrease) in net assets from operations:
Capital gain distributions	1,242	-	-
Realized capital gain (loss) on investments	(3,002)	(6,231)	144
Change in unrealized appreciation (depreciation)	5,695	(7,292)	(1)
Net gain (loss) on investments	3,935	(13,523)	143
Net increase (decrease) in net assets from operations	4,682	(11,093)	198
Contract owner transactions:
Variable annuity deposits	39,877	1,136	-
Terminations, withdrawals and annuity payments	(35,411)	(33,689)	(135)
Transfers between subaccounts, net	(4,340)	-	(36,301)
Maintenance charges and mortality adjustments	(19)	(165)	(67)
Increase (decrease) in net assets from contract transactions	107	(32,718)	(36,503)
Total increase (decrease) in net assets	4,789	(43,811)	(36,305)
Net assets as of December 31, 2020	$77,040	$145,097	$38,626

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Dimensional VA U.S. Large Value Portfolio	Dimensional VA U.S. Targeted Value Portfolio	DWS Core Equity VIP
Net assets as of December 31, 2018	$985,835	$9,220	$108,938
Investment income (loss):
Dividend distributions	24,953	1,333	865
Investment Expenses:
Mortality and expense risk and administrative charges	(5,980)	(1,488)	(1,562)
Net investment income (loss)	18,973	(155)	(697)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,663	2,342	12,396
Realized capital gain (loss) on investments	40,137	(257)	(2,693)
Change in unrealized appreciation (depreciation)	178,093	6,967	19,257
Net gain (loss) on investments	230,893	9,052	28,960
Net increase (decrease) in net assets from operations	249,866	8,897	28,263
Contract owner transactions:
Variable annuity deposits	25,508	16,233	6
Terminations, withdrawals and annuity payments	(17,771)	(82)	(14,880)
Transfers between subaccounts, net	3,100	62,065	-
Maintenance charges and mortality adjustments	(369)	(17)	-
Increase (decrease) in net assets from contract transactions	10,468	78,199	(14,874)
Total increase (decrease) in net assets	260,334	87,096	13,389
Net assets as of December 31, 2019	$1,246,169	$96,316	$122,327
Investment income (loss):
Dividend distributions	20,287	168	1,174
Investment Expenses:
Mortality and expense risk and administrative charges	(5,353)	(335)	(1,584)
Net investment income (loss)	14,934	(167)	(410)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	5,004
Realized capital gain (loss) on investments	(24,589)	(6,560)	(2,073)
Change in unrealized appreciation (depreciation)	(52,632)	(4,005)	12,929
Net gain (loss) on investments	(77,221)	(10,565)	15,860
Net increase (decrease) in net assets from operations	(62,287)	(10,732)	15,450
Contract owner transactions:
Variable annuity deposits	137,057	-	527
Terminations, withdrawals and annuity payments	(322,561)	(67)	(11,151)
Transfers between subaccounts, net	15,858	(74,230)	5
Maintenance charges and mortality adjustments	(791)	(19)	-
Increase (decrease) in net assets from contract transactions	(170,437)	(74,316)	(10,619)
Total increase (decrease) in net assets	(232,724)	(85,048)	4,831
Net assets as of December 31, 2020	$1,013,445	$11,268	$127,158

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	DWS Global Small Cap VIP	Eaton Vance VT Floating-Rate Income	Federated Hermes Fund for U.S. Government Securities II(a)
Net assets as of December 31, 2018	$50,666	$40,952	$652,963
Investment income (loss):
Dividend distributions	-	1,901	9,445
Investment Expenses:
Mortality and expense risk and administrative charges	(821)	(199)	(4,739)
Net investment income (loss)	(821)	1,702	4,706
Increase (decrease) in net assets from operations:
Capital gain distributions	3,150	-	-
Realized capital gain (loss) on investments	(281)	(2)	(9,646)
Change in unrealized appreciation (depreciation)	7,744	1,066	19,956
Net gain (loss) on investments	10,613	1,064	10,310
Net increase (decrease) in net assets from operations	9,792	2,766	15,016
Contract owner transactions:
Variable annuity deposits	-	-	2,727
Terminations, withdrawals and annuity payments	-	(115)	(68,048)
Transfers between subaccounts, net	-	3,139	(270,797)
Maintenance charges and mortality adjustments	-	-	(1,632)
Increase (decrease) in net assets from contract transactions	-	3,024	(337,750)
Total increase (decrease) in net assets	9,792	5,790	(322,734)
Net assets as of December 31, 2019	$60,458	$46,742	$330,229
Investment income (loss):
Dividend distributions	324	1,323	6,734
Investment Expenses:
Mortality and expense risk and administrative charges	(818)	(148)	(3,429)
Net investment income (loss)	(494)	1,175	3,305
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(285)	(426)	5,017
Change in unrealized appreciation (depreciation)	9,997	(359)	2,966
Net gain (loss) on investments	9,712	(785)	7,983
Net increase (decrease) in net assets from operations	9,218	390	11,288
Contract owner transactions:
Variable annuity deposits	-	367	3,266
Terminations, withdrawals and annuity payments	-	(8,149)	(75,699)
Transfers between subaccounts, net	-	1,517	(59,881)
Maintenance charges and mortality adjustments	-	(33)	(1,127)
Increase (decrease) in net assets from contract transactions	-	(6,298)	(133,441)
Total increase (decrease) in net assets	9,218	(5,908)	(122,153)
Net assets as of December 31, 2020	$69,676	$40,834	$208,076

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Federated Hermes High Income Bond II(a)	Fidelity® VIP Balanced	Fidelity® VIP Contrafund
Net assets as of December 31, 2018	$351,889	$454,850	$1,176,201
Investment income (loss):
Dividend distributions	21,750	7,885	2,832
Investment Expenses:
Mortality and expense risk and administrative charges	(4,661)	(7,355)	(16,902)
Net investment income (loss)	17,089	530	(14,070)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	23,877	154,086
Realized capital gain (loss) on investments	(641)	1,453	(1,386)
Change in unrealized appreciation (depreciation)	27,750	74,470	197,730
Net gain (loss) on investments	27,109	99,800	350,430
Net increase (decrease) in net assets from operations	44,198	100,330	336,360
Contract owner transactions:
Variable annuity deposits	12	600	29,870
Terminations, withdrawals and annuity payments	(18,114)	(17,129)	(78,872)
Transfers between subaccounts, net	8,227	-	(73,789)
Maintenance charges and mortality adjustments	89	-	(2,498)
Increase (decrease) in net assets from contract transactions	(9,786)	(16,529)	(125,289)
Total increase (decrease) in net assets	34,412	83,801	211,071
Net assets as of December 31, 2019	$386,301	$538,651	$1,387,272
Investment income (loss):
Dividend distributions	22,918	5,467	1,110
Investment Expenses:
Mortality and expense risk and administrative charges	(5,242)	(6,319)	(16,119)
Net investment income (loss)	17,676	(852)	(15,009)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	7,830	7,469
Realized capital gain (loss) on investments	(2,693)	(11,859)	52,115
Change in unrealized appreciation (depreciation)	6,768	55,486	266,690
Net gain (loss) on investments	4,075	51,457	326,274
Net increase (decrease) in net assets from operations	21,751	50,605	311,265
Contract owner transactions:
Variable annuity deposits	10,281	600	121,257
Terminations, withdrawals and annuity payments	(39,118)	(3,190)	(249,239)
Transfers between subaccounts, net	75,598	(118,741)	(82,954)
Maintenance charges and mortality adjustments	(831)	-	(2,082)
Increase (decrease) in net assets from contract transactions	45,930	(121,331)	(213,018)
Total increase (decrease) in net assets	67,681	(70,726)	98,247
Net assets as of December 31, 2020	$453,982	$467,925	$1,485,519

(a) Name change. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Disciplined Small Cap	Fidelity® VIP Emerging Markets	Fidelity® VIP Growth & Income
Net assets as of December 31, 2018	$17,539	$131,303	$196,826
Investment income (loss):
Dividend distributions	161	2,063	7,802
Investment Expenses:
Mortality and expense risk and administrative charges	(90)	(1,210)	(1,256)
Net investment income (loss)	71	853	6,546
Increase (decrease) in net assets from operations:
Capital gain distributions	1,617	-	18,959
Realized capital gain (loss) on investments	(4)	716	368
Change in unrealized appreciation (depreciation)	2,317	34,703	31,191
Net gain (loss) on investments	3,930	35,419	50,518
Net increase (decrease) in net assets from operations	4,001	36,272	57,064
Contract owner transactions:
Variable annuity deposits	-	48	-
Terminations, withdrawals and annuity payments	-	(4,868)	-
Transfers between subaccounts, net	-	(2,842)	-
Maintenance charges and mortality adjustments	-	(104)	(119)
Increase (decrease) in net assets from contract transactions	-	(7,766)	(119)
Total increase (decrease) in net assets	4,001	28,506	56,945
Net assets as of December 31, 2019	$21,540	$159,809	$253,771
Investment income (loss):
Dividend distributions	114	1,217	6,084
Investment Expenses:
Mortality and expense risk and administrative charges	(71)	(1,357)	(1,494)
Net investment income (loss)	43	(140)	4,590
Increase (decrease) in net assets from operations:
Capital gain distributions	-	18,513	12,117
Realized capital gain (loss) on investments	(7)	7,321	132
Change in unrealized appreciation (depreciation)	3,770	43,030	27,074
Net gain (loss) on investments	3,763	68,864	39,323
Net increase (decrease) in net assets from operations	3,806	68,724	43,913
Contract owner transactions:
Variable annuity deposits	-	2	-
Terminations, withdrawals and annuity payments	-	(23,710)	(851)
Transfers between subaccounts, net	-	36,295	80,940
Maintenance charges and mortality adjustments	(17)	(246)	(370)
Increase (decrease) in net assets from contract transactions	(17)	12,341	79,719
Total increase (decrease) in net assets	3,789	81,065	123,632
Net assets as of December 31, 2020	$25,329	$240,874	$377,403

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Growth Opportunities	Fidelity® VIP High Income	Fidelity® VIP Index 500
Net assets as of December 31, 2018	$992,317	$45,439	$920,576
Investment income (loss):
Dividend distributions	-	2,550	23,873
Investment Expenses:
Mortality and expense risk and administrative charges	(12,718)	(657)	(13,693)
Net investment income (loss)	(12,718)	1,893	10,180
Increase (decrease) in net assets from operations:
Capital gain distributions	124,855	-	19,945
Realized capital gain (loss) on investments	50,168	(87)	51,380
Change in unrealized appreciation (depreciation)	280,127	4,199	247,052
Net gain (loss) on investments	455,150	4,112	318,377
Net increase (decrease) in net assets from operations	442,432	6,005	328,557
Contract owner transactions:
Variable annuity deposits	13,118	-	73,336
Terminations, withdrawals and annuity payments	(33,430)	-	(45,501)
Transfers between subaccounts, net	107,489	113	209,344
Maintenance charges and mortality adjustments	(1,554)	(60)	(3,429)
Increase (decrease) in net assets from contract transactions	85,623	53	233,750
Total increase (decrease) in net assets	528,055	6,058	562,307
Net assets as of December 31, 2019	$1,520,372	$51,497	$1,482,883
Investment income (loss):
Dividend distributions	-	1,776	24,521
Investment Expenses:
Mortality and expense risk and administrative charges	(15,735)	(509)	(16,332)
Net investment income (loss)	(15,735)	1,267	8,189
Increase (decrease) in net assets from operations:
Capital gain distributions	106,999	-	5,413
Realized capital gain (loss) on investments	109,529	(2,912)	35,256
Change in unrealized appreciation (depreciation)	741,923	1,566	170,804
Net gain (loss) on investments	958,451	(1,346)	211,473
Net increase (decrease) in net assets from operations	942,716	(79)	219,662
Contract owner transactions:
Variable annuity deposits	82,025	-	21,888
Terminations, withdrawals and annuity payments	(180,427)	(118)	(162,221)
Transfers between subaccounts, net	99,233	(16,969)	236,709
Maintenance charges and mortality adjustments	(2,894)	(15)	(4,916)
Increase (decrease) in net assets from contract transactions	(2,063)	(17,102)	91,460
Total increase (decrease) in net assets	940,653	(17,181)	311,122
Net assets as of December 31, 2020	$2,461,025	$34,316	$1,794,005

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Investment Grade Bond	Fidelity® VIP Mid Cap	Fidelity® VIP Overseas
Net assets as of December 31, 2018	$788,382	$216,530	$43,482
Investment income (loss):
Dividend distributions	20,769	1,608	782
Investment Expenses:
Mortality and expense risk and administrative charges	(9,959)	(1,423)	(726)
Net investment income (loss)	10,810	185	56
Increase (decrease) in net assets from operations:
Capital gain distributions	-	26,987	1,756
Realized capital gain (loss) on investments	1,090	(4,542)	51
Change in unrealized appreciation (depreciation)	50,153	25,067	9,335
Net gain (loss) on investments	51,243	47,512	11,142
Net increase (decrease) in net assets from operations	62,053	47,697	11,198
Contract owner transactions:
Variable annuity deposits	36,123	19,047	385
Terminations, withdrawals and annuity payments	(96,151)	(25,052)	-
Transfers between subaccounts, net	44,984	(10,843)	-
Maintenance charges and mortality adjustments	(3,737)	(17)	-
Increase (decrease) in net assets from contract transactions	(18,781)	(16,865)	385
Total increase (decrease) in net assets	43,272	30,832	11,583
Net assets as of December 31, 2019	$831,654	$247,362	$55,065
Investment income (loss):
Dividend distributions	19,272	1,438	120
Investment Expenses:
Mortality and expense risk and administrative charges	(11,187)	(2,788)	(771)
Net investment income (loss)	8,085	(1,350)	(651)
Increase (decrease) in net assets from operations:
Capital gain distributions	323	-	225
Realized capital gain (loss) on investments	21,653	(24,865)	234
Change in unrealized appreciation (depreciation)	42,608	60,945	7,660
Net gain (loss) on investments	64,584	36,080	8,119
Net increase (decrease) in net assets from operations	72,669	34,730	7,468
Contract owner transactions:
Variable annuity deposits	178,003	2,117	384
Terminations, withdrawals and annuity payments	(213,565)	(25,488)	(943)
Transfers between subaccounts, net	88,592	155,548	-
Maintenance charges and mortality adjustments	(3,628)	(528)	-
Increase (decrease) in net assets from contract transactions	49,402	131,649	(559)
Total increase (decrease) in net assets	122,071	166,379	6,909
Net assets as of December 31, 2020	$953,725	$413,741	$61,974

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Fidelity® VIP Real Estate	Fidelity® VIP Strategic Income	Franklin Flex Cap Growth VIP Fund
Net assets as of December 31, 2018	$228,781	$124,834	$127,655
Investment income (loss):
Dividend distributions	4,097	4,969	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,533)	(2,090)	(747)
Net investment income (loss)	2,564	2,879	(747)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,419	1,176	2,242
Realized capital gain (loss) on investments	116	19	(21,706)
Change in unrealized appreciation (depreciation)	42,689	8,503	36,549
Net gain (loss) on investments	48,224	9,698	17,085
Net increase (decrease) in net assets from operations	50,788	12,577	16,338
Contract owner transactions:
Variable annuity deposits	180	26,885	-
Terminations, withdrawals and annuity payments	(3,922)	(930)	(954)
Transfers between subaccounts, net	(1,168)	-	(94,362)
Maintenance charges and mortality adjustments	(81)	(379)	(162)
Increase (decrease) in net assets from contract transactions	(4,991)	25,576	(95,478)
Total increase (decrease) in net assets	45,797	38,153	(79,140)
Net assets as of December 31, 2019	$274,578	$162,987	$48,515
Investment income (loss):
Dividend distributions	4,529	4,562	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,255)	(2,147)	(829)
Net investment income (loss)	3,274	2,415	(829)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,722	1,446	3,422
Realized capital gain (loss) on investments	(2,732)	(1,251)	542
Change in unrealized appreciation (depreciation)	(31,135)	4,430	19,829
Net gain (loss) on investments	(23,145)	4,625	23,793
Net increase (decrease) in net assets from operations	(19,871)	7,040	22,964
Contract owner transactions:
Variable annuity deposits	5,941	1,362	-
Terminations, withdrawals and annuity payments	(22,097)	(15,964)	(2,847)
Transfers between subaccounts, net	(880)	(28)	20,320
Maintenance charges and mortality adjustments	(137)	(397)	(210)
Increase (decrease) in net assets from contract transactions	(17,173)	(15,027)	17,263
Total increase (decrease) in net assets	(37,044)	(7,987)	40,227
Net assets as of December 31, 2020	$237,534	$155,000	$88,742

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Growth and Income VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
Net assets as of December 31, 2018	$174,277	$164,840	$-
Investment income (loss):
Dividend distributions	4,986	9,631	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,947)	(3,943)	-
Net investment income (loss)	3,039	5,688	-
Increase (decrease) in net assets from operations:
Capital gain distributions	11,854	2,911	-
Realized capital gain (loss) on investments	37	12,738	-
Change in unrealized appreciation (depreciation)	31,232	19,463	-
Net gain (loss) on investments	43,123	35,112	-
Net increase (decrease) in net assets from operations	46,162	40,800	-
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(261)	(111)	-
Transfers between subaccounts, net	23,040	(16,792)	-
Maintenance charges and mortality adjustments	(52)	(479)	-
Increase (decrease) in net assets from contract transactions	22,727	(17,382)	-
Total increase (decrease) in net assets	68,889	23,418	-
Net assets as of December 31, 2019	$243,166	$188,258	$-
Investment income (loss):
Dividend distributions	7,502	10,123	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,860)	(2,460)	(249)
Net investment income (loss)	5,642	7,663	(249)
Increase (decrease) in net assets from operations:
Capital gain distributions	43,857	143	20,509
Realized capital gain (loss) on investments	(3,050)	(3,073)	(10,130)
Change in unrealized appreciation (depreciation)	(40,341)	(9,843)	-
Net gain (loss) on investments	466	(12,773)	10,379
Net increase (decrease) in net assets from operations	6,108	(5,110)	10,130
Contract owner transactions:
Variable annuity deposits	-	-	517
Terminations, withdrawals and annuity payments	(243)	-	-
Transfers between subaccounts, net	(22,181)	3,794	(10,579)
Maintenance charges and mortality adjustments	(27)	(267)	(68)
Increase (decrease) in net assets from contract transactions	(22,451)	3,527	(10,130)
Total increase (decrease) in net assets	(16,343)	(1,583)	-
Net assets as of December 31, 2020	$226,823	$186,675	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Shares VIP Fund	Franklin Rising Dividends VIP Fund
Net assets as of December 31, 2018	$165,278	$49,299	$189,242
Investment income (loss):
Dividend distributions	3,088	908	2,755
Investment Expenses:
Mortality and expense risk and administrative charges	(1,055)	(268)	(1,647)
Net investment income (loss)	2,033	640	1,108
Increase (decrease) in net assets from operations:
Capital gain distributions	19,395	4,856	34,169
Realized capital gain (loss) on investments	(125)	(9)	47
Change in unrealized appreciation (depreciation)	17,815	4,876	18,184
Net gain (loss) on investments	37,085	9,723	52,400
Net increase (decrease) in net assets from operations	39,118	10,363	53,508
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(6,623)	-
Transfers between subaccounts, net	-	(1)	-
Maintenance charges and mortality adjustments	-	-	(7)
Increase (decrease) in net assets from contract transactions	-	(6,624)	(7)
Total increase (decrease) in net assets	39,118	3,739	53,501
Net assets as of December 31, 2019	$204,396	$53,038	$242,743
Investment income (loss):
Dividend distributions	4,113	1,277	2,970
Investment Expenses:
Mortality and expense risk and administrative charges	(834)	(164)	(1,628)
Net investment income (loss)	3,279	1,113	1,342
Increase (decrease) in net assets from operations:
Capital gain distributions	3,295	1,775	12,594
Realized capital gain (loss) on investments	(3,865)	(72)	1
Change in unrealized appreciation (depreciation)	(14,271)	(5,680)	22,906
Net gain (loss) on investments	(14,841)	(3,977)	35,501
Net increase (decrease) in net assets from operations	(11,562)	(2,864)	36,843
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(52)	-	-
Transfers between subaccounts, net	(9,439)	-	-
Maintenance charges and mortality adjustments	(62)	(39)	(50)
Increase (decrease) in net assets from contract transactions	(9,553)	(39)	(50)
Total increase (decrease) in net assets	(21,115)	(2,903)	36,793
Net assets as of December 31, 2020	$183,281	$50,135	$279,536

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin Small Cap Value VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Strategic Income VIP Fund
Net assets as of December 31, 2018	$343,329	$180,056	$31,881
Investment income (loss):
Dividend distributions	4,000	-	1,687
Investment Expenses:
Mortality and expense risk and administrative charges	(4,209)	(3,264)	(488)
Net investment income (loss)	(209)	(3,264)	1,199
Increase (decrease) in net assets from operations:
Capital gain distributions	63,727	31,562	-
Realized capital gain (loss) on investments	(12,591)	(1,490)	(14)
Change in unrealized appreciation (depreciation)	61,424	26,260	885
Net gain (loss) on investments	112,560	56,332	871
Net increase (decrease) in net assets from operations	112,351	53,068	2,070
Contract owner transactions:
Variable annuity deposits	332	-	-
Terminations, withdrawals and annuity payments	(10,262)	(4,246)	-
Transfers between subaccounts, net	136,997	(1,506)	-
Maintenance charges and mortality adjustments	(354)	168	-
Increase (decrease) in net assets from contract transactions	126,713	(5,584)	-
Total increase (decrease) in net assets	239,064	47,484	2,070
Net assets as of December 31, 2019	$582,393	$227,540	$33,951
Investment income (loss):
Dividend distributions	5,720	-	1,654
Investment Expenses:
Mortality and expense risk and administrative charges	(3,376)	(5,225)	(482)
Net investment income (loss)	2,344	(5,225)	1,172
Increase (decrease) in net assets from operations:
Capital gain distributions	24,327	50,497	-
Realized capital gain (loss) on investments	(10,095)	(2,126)	(37)
Change in unrealized appreciation (depreciation)	(8,400)	123,834	(479)
Net gain (loss) on investments	5,832	172,205	(516)
Net increase (decrease) in net assets from operations	8,176	166,980	656
Contract owner transactions:
Variable annuity deposits	5,900	-	-
Terminations, withdrawals and annuity payments	(9,589)	(10,826)	-
Transfers between subaccounts, net	(124,082)	204,877	-
Maintenance charges and mortality adjustments	(314)	(1,039)	-
Increase (decrease) in net assets from contract transactions	(128,085)	193,012	-
Total increase (decrease) in net assets	(119,909)	359,992	656
Net assets as of December 31, 2020	$462,484	$587,532	$34,607

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Franklin U.S. Government Securities VIP Fund	Goldman Sachs VIT Growth Opportunities	Goldman Sachs VIT High Quality Floating Rate
Net assets as of December 31, 2018	$152,058	$154,723	$212,019
Investment income (loss):
Dividend distributions	4,496	-	4,498
Investment Expenses:
Mortality and expense risk and administrative charges	(1,492)	(1,186)	(1,143)
Net investment income (loss)	3,004	(1,186)	3,355
Increase (decrease) in net assets from operations:
Capital gain distributions	-	39,233	-
Realized capital gain (loss) on investments	(35)	(525)	(122)
Change in unrealized appreciation (depreciation)	3,462	13,859	(83)
Net gain (loss) on investments	3,427	52,567	(205)
Net increase (decrease) in net assets from operations	6,431	51,381	3,150
Contract owner transactions:
Variable annuity deposits	-	-	9,224
Terminations, withdrawals and annuity payments	-	-	(10,933)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(231)	(41)
Increase (decrease) in net assets from contract transactions	-	(231)	(1,750)
Total increase (decrease) in net assets	6,431	51,150	1,400
Net assets as of December 31, 2019	$158,489	$205,873	$213,419
Investment income (loss):
Dividend distributions	4,738	-	1,278
Investment Expenses:
Mortality and expense risk and administrative charges	(1,520)	(1,564)	(801)
Net investment income (loss)	3,218	(1,564)	477
Increase (decrease) in net assets from operations:
Capital gain distributions	-	63,654	-
Realized capital gain (loss) on investments	(1,875)	(528)	(699)
Change in unrealized appreciation (depreciation)	2,352	63,620	186
Net gain (loss) on investments	477	126,746	(513)
Net increase (decrease) in net assets from operations	3,695	125,182	(36)
Contract owner transactions:
Variable annuity deposits	148	-	-
Terminations, withdrawals and annuity payments	(82,983)	(1,442)	(18,901)
Transfers between subaccounts, net	236,018	60,267	(10,761)
Maintenance charges and mortality adjustments	(210)	(593)	(75)
Increase (decrease) in net assets from contract transactions	152,973	58,232	(29,737)
Total increase (decrease) in net assets	156,668	183,414	(29,773)
Net assets as of December 31, 2020	$315,157	$389,287	$183,646

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Goldman Sachs VIT International Equity Insights	Goldman Sachs VIT Mid Cap Value	Goldman Sachs VIT Small Cap Equity Insights
Net assets as of December 31, 2018	$-	$80,012	$-
Investment income (loss):
Dividend distributions	371	541	31
Investment Expenses:
Mortality and expense risk and administrative charges	(46)	(1,375)	(39)
Net investment income (loss)	325	(834)	(8)
Increase (decrease) in net assets from operations:
Capital gain distributions	1	3,610	315
Realized capital gain (loss) on investments	82	(58)	122
Change in unrealized appreciation (depreciation)	866	20,705	1,120
Net gain (loss) on investments	949	24,257	1,557
Net increase (decrease) in net assets from operations	1,274	23,423	1,549
Contract owner transactions:
Variable annuity deposits	18,373	-	15,311
Terminations, withdrawals and annuity payments	(1,900)	-	(1,638)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	16,473	-	13,673
Total increase (decrease) in net assets	17,747	23,423	15,222
Net assets as of December 31, 2019	$17,747	$103,435	$15,222
Investment income (loss):
Dividend distributions	134	415	-
Investment Expenses:
Mortality and expense risk and administrative charges	(23)	(1,343)	(14)
Net investment income (loss)	111	(928)	(14)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,542	-
Realized capital gain (loss) on investments	(3,891)	(131)	(4,352)
Change in unrealized appreciation (depreciation)	142	6,373	(1,120)
Net gain (loss) on investments	(3,749)	7,784	(5,472)
Net increase (decrease) in net assets from operations	(3,638)	6,856	(5,486)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(12,955)	-	(9,739)
Transfers between subaccounts, net	10,000	-	3
Maintenance charges and mortality adjustments	(5)	-	-
Increase (decrease) in net assets from contract transactions	(2,960)	-	(9,736)
Total increase (decrease) in net assets	(6,598)	6,856	(15,222)
Net assets as of December 31, 2020	$11,149	$110,291	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF All Cap Value	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy
Net assets as of December 31, 2018	$90,824	$170,788	$58,590
Investment income (loss):
Dividend distributions	2,303	9,132	574
Investment Expenses:
Mortality and expense risk and administrative charges	(5,004)	(2,268)	(392)
Net investment income (loss)	(2,701)	6,864	182
Increase (decrease) in net assets from operations:
Capital gain distributions	12,190	-	-
Realized capital gain (loss) on investments	(919)	(820)	2
Change in unrealized appreciation (depreciation)	97,819	4,597	4,186
Net gain (loss) on investments	109,090	3,777	4,188
Net increase (decrease) in net assets from operations	106,389	10,641	4,370
Contract owner transactions:
Variable annuity deposits	62,148	17,717	-
Terminations, withdrawals and annuity payments	(16,810)	(1,550)	-
Transfers between subaccounts, net	910,121	(29,402)	-
Maintenance charges and mortality adjustments	(3,097)	(400)	(75)
Increase (decrease) in net assets from contract transactions	952,362	(13,635)	(75)
Total increase (decrease) in net assets	1,058,751	(2,994)	4,295
Net assets as of December 31, 2019	$1,149,575	$167,794	$62,885
Investment income (loss):
Dividend distributions	16,588	9,631	3,857
Investment Expenses:
Mortality and expense risk and administrative charges	(10,244)	(2,175)	(697)
Net investment income (loss)	6,344	7,456	3,160
Increase (decrease) in net assets from operations:
Capital gain distributions	49,233	-	566
Realized capital gain (loss) on investments	(8,716)	(2,864)	(2,129)
Change in unrealized appreciation (depreciation)	(53,819)	(9,149)	(1,380)
Net gain (loss) on investments	(13,302)	(12,013)	(2,943)
Net increase (decrease) in net assets from operations	(6,958)	(4,557)	217
Contract owner transactions:
Variable annuity deposits	-	1,024	2
Terminations, withdrawals and annuity payments	(13,364)	(9,037)	(228)
Transfers between subaccounts, net	(128,396)	5,136	(3,293)
Maintenance charges and mortality adjustments	(5,830)	(420)	(113)
Increase (decrease) in net assets from contract transactions	(147,590)	(3,297)	(3,632)
Total increase (decrease) in net assets	(154,548)	(7,854)	(3,415)
Net assets as of December 31, 2020	$995,027	$159,940	$59,470

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF High Yield	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity
Net assets as of December 31, 2018	$95,465	$153,693	$87,890
Investment income (loss):
Dividend distributions	3,847	12,320	489
Investment Expenses:
Mortality and expense risk and administrative charges	(449)	(3,196)	(750)
Net investment income (loss)	3,398	9,124	(261)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	43,561	-
Realized capital gain (loss) on investments	(3,819)	(33,807)	(1,777)
Change in unrealized appreciation (depreciation)	8,064	27,432	5,857
Net gain (loss) on investments	4,245	37,186	4,080
Net increase (decrease) in net assets from operations	7,643	46,310	3,819
Contract owner transactions:
Variable annuity deposits	-	-	111
Terminations, withdrawals and annuity payments	(57,259)	(117,142)	(7,371)
Transfers between subaccounts, net	-	146,417	11,891
Maintenance charges and mortality adjustments	(78)	(1,023)	(116)
Increase (decrease) in net assets from contract transactions	(57,337)	28,252	4,515
Total increase (decrease) in net assets	(49,694)	74,562	8,334
Net assets as of December 31, 2019	$45,771	$228,255	$96,224
Investment income (loss):
Dividend distributions	1,948	7,575	660
Investment Expenses:
Mortality and expense risk and administrative charges	(293)	(3,512)	(699)
Net investment income (loss)	1,655	4,063	(39)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	25,778	-
Realized capital gain (loss) on investments	(2,289)	(56,908)	(2,402)
Change in unrealized appreciation (depreciation)	779	(4,462)	5,185
Net gain (loss) on investments	(1,510)	(35,592)	2,783
Net increase (decrease) in net assets from operations	145	(31,529)	2,744
Contract owner transactions:
Variable annuity deposits	6	96	16
Terminations, withdrawals and annuity payments	(17,986)	(15,804)	(7,437)
Transfers between subaccounts, net	(57)	106,845	(6,811)
Maintenance charges and mortality adjustments	(32)	(1,541)	(122)
Increase (decrease) in net assets from contract transactions	(18,069)	89,596	(14,354)
Total increase (decrease) in net assets	(17,924)	58,067	(11,610)
Net assets as of December 31, 2020	$27,847	$286,322	$84,614

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2018	$209,661	$46,700	$47,153
Investment income (loss):
Dividend distributions	5,100	406	381
Investment Expenses:
Mortality and expense risk and administrative charges	(1,501)	(449)	(428)
Net investment income (loss)	3,599	(43)	(47)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,017	4,496
Realized capital gain (loss) on investments	(280)	(1,115)	(3,771)
Change in unrealized appreciation (depreciation)	5,033	8,515	10,021
Net gain (loss) on investments	4,753	10,417	10,746
Net increase (decrease) in net assets from operations	8,352	10,374	10,699
Contract owner transactions:
Variable annuity deposits	239	15	-
Terminations, withdrawals and annuity payments	(21,112)	(4,138)	(1,745)
Transfers between subaccounts, net	1,182	4,851	(13,037)
Maintenance charges and mortality adjustments	(45)	(162)	(74)
Increase (decrease) in net assets from contract transactions	(19,736)	566	(14,856)
Total increase (decrease) in net assets	(11,384)	10,940	(4,157)
Net assets as of December 31, 2019	$198,277	$57,640	$42,996
Investment income (loss):
Dividend distributions	2,737	516	471
Investment Expenses:
Mortality and expense risk and administrative charges	(1,378)	(372)	(246)
Net investment income (loss)	1,359	144	225
Increase (decrease) in net assets from operations:
Capital gain distributions	-	3,735	1,493
Realized capital gain (loss) on investments	752	(3,227)	(1,752)
Change in unrealized appreciation (depreciation)	11,053	(3,494)	(505)
Net gain (loss) on investments	11,805	(2,986)	(764)
Net increase (decrease) in net assets from operations	13,164	(2,842)	(539)
Contract owner transactions:
Variable annuity deposits	22	5,353	-
Terminations, withdrawals and annuity payments	(9,322)	(13,536)	-
Transfers between subaccounts, net	(148)	244	(14,124)
Maintenance charges and mortality adjustments	(153)	(151)	(69)
Increase (decrease) in net assets from contract transactions	(9,601)	(8,090)	(14,193)
Total increase (decrease) in net assets	3,563	(10,932)	(14,732)
Net assets as of December 31, 2020	$201,840	$46,708	$28,264

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2018	$14,680	$28,516	$63,349
Investment income (loss):
Dividend distributions	360	634	779
Investment Expenses:
Mortality and expense risk and administrative charges	(76)	(363)	(930)
Net investment income (loss)	284	271	(151)
Increase (decrease) in net assets from operations:
Capital gain distributions	939	2,765	8,619
Realized capital gain (loss) on investments	37	86	(39)
Change in unrealized appreciation (depreciation)	3,024	5,950	12,313
Net gain (loss) on investments	4,000	8,801	20,893
Net increase (decrease) in net assets from operations	4,284	9,072	20,742
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(250)	(1,497)	(1,783)
Transfers between subaccounts, net	-	-	108
Maintenance charges and mortality adjustments	-	-	(239)
Increase (decrease) in net assets from contract transactions	(250)	(1,497)	(1,914)
Total increase (decrease) in net assets	4,034	7,575	18,828
Net assets as of December 31, 2019	$18,714	$36,091	$82,177
Investment income (loss):
Dividend distributions	311	514	517
Investment Expenses:
Mortality and expense risk and administrative charges	(67)	(431)	(502)
Net investment income (loss)	244	83	15
Increase (decrease) in net assets from operations:
Capital gain distributions	815	1,760	1,853
Realized capital gain (loss) on investments	31	51	(8,367)
Change in unrealized appreciation (depreciation)	2,275	11,180	6,235
Net gain (loss) on investments	3,121	12,991	(279)
Net increase (decrease) in net assets from operations	3,365	13,074	(264)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(263)	(190)	(31,639)
Transfers between subaccounts, net	-	-	(876)
Maintenance charges and mortality adjustments	(17)	(14)	(46)
Increase (decrease) in net assets from contract transactions	(280)	(204)	(32,561)
Total increase (decrease) in net assets	3,085	12,870	(32,825)
Net assets as of December 31, 2020	$21,799	$48,961	$49,352

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2018	$-	$472,668	$62,017
Investment income (loss):
Dividend distributions	-	12,621	1,842
Investment Expenses:
Mortality and expense risk and administrative charges	(1,156)	(5,246)	(716)
Net investment income (loss)	(1,156)	7,375	1,126
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	3,678
Realized capital gain (loss) on investments	(1,883)	433	2,320
Change in unrealized appreciation (depreciation)	13,544	7,729	4,662
Net gain (loss) on investments	11,661	8,162	10,660
Net increase (decrease) in net assets from operations	10,505	15,537	11,786
Contract owner transactions:
Variable annuity deposits	-	3	78
Terminations, withdrawals and annuity payments	-	(29,845)	(8,232)
Transfers between subaccounts, net	156,731	20,262	(345)
Maintenance charges and mortality adjustments	(266)	(279)	(293)
Increase (decrease) in net assets from contract transactions	156,465	(9,859)	(8,792)
Total increase (decrease) in net assets	166,970	5,678	2,994
Net assets as of December 31, 2019	$166,970	$478,346	$65,011
Investment income (loss):
Dividend distributions	2	8,082	1,789
Investment Expenses:
Mortality and expense risk and administrative charges	(114)	(4,871)	(647)
Net investment income (loss)	(112)	3,211	1,142
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	625
Realized capital gain (loss) on investments	19,138	11,186	4,580
Change in unrealized appreciation (depreciation)	(13,544)	42,743	(3,559)
Net gain (loss) on investments	5,594	53,929	1,646
Net increase (decrease) in net assets from operations	5,482	57,140	2,788
Contract owner transactions:
Variable annuity deposits	-	-	11,329
Terminations, withdrawals and annuity payments	-	(95,321)	(19,546)
Transfers between subaccounts, net	(172,452)	11,725	395
Maintenance charges and mortality adjustments	-	(188)	(215)
Increase (decrease) in net assets from contract transactions	(172,452)	(83,784)	(8,037)
Total increase (decrease) in net assets	(166,970)	(26,644)	(5,249)
Net assets as of December 31, 2020	$-	$451,702	$59,762

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(b)	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Global Strategic Income Fund
Net assets as of December 31, 2018	$-	$136,169	$111,011
Investment income (loss):
Dividend distributions	-	1,018	3,975
Investment Expenses:
Mortality and expense risk and administrative charges	-	(1,726)	(1,566)
Net investment income (loss)	-	(708)	2,409
Increase (decrease) in net assets from operations:
Capital gain distributions	-	22,985	-
Realized capital gain (loss) on investments	-	(98)	(45)
Change in unrealized appreciation (depreciation)	-	18,687	7,771
Net gain (loss) on investments	-	41,574	7,726
Net increase (decrease) in net assets from operations	-	40,866	10,135
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(88)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(454)	(370)
Increase (decrease) in net assets from contract transactions	-	(454)	(458)
Total increase (decrease) in net assets	-	40,412	9,677
Net assets as of December 31, 2019	$-	$176,581	$120,688
Investment income (loss):
Dividend distributions	-	717	6,267
Investment Expenses:
Mortality and expense risk and administrative charges	(37)	(1,543)	(1,514)
Net investment income (loss)	(37)	(826)	4,753
Increase (decrease) in net assets from operations:
Capital gain distributions	4	5,946	-
Realized capital gain (loss) on investments	(2,847)	2,280	(106)
Change in unrealized appreciation (depreciation)	-	24,442	(2,696)
Net gain (loss) on investments	(2,843)	32,668	(2,802)
Net increase (decrease) in net assets from operations	(2,880)	31,842	1,951
Contract owner transactions:
Variable annuity deposits	151	-	-
Terminations, withdrawals and annuity payments	(4,158)	(50,885)	-
Transfers between subaccounts, net	6,897	(20,242)	-
Maintenance charges and mortality adjustments	(10)	(488)	(370)
Increase (decrease) in net assets from contract transactions	2,880	(71,615)	(370)
Total increase (decrease) in net assets	-	(39,773)	1,581
Net assets as of December 31, 2020	$-	$136,808	$122,269

(b) Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. American Franchise Series I
Net assets as of December 31, 2018	$263,223	$633,994	$54,791
Investment income (loss):
Dividend distributions	2,124	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,422)	(6,037)	(1,016)
Net investment income (loss)	702	(6,037)	(1,016)
Increase (decrease) in net assets from operations:
Capital gain distributions	14,684	66,477	8,488
Realized capital gain (loss) on investments	(159)	(5,382)	2,288
Change in unrealized appreciation (depreciation)	56,691	101,196	10,255
Net gain (loss) on investments	71,216	162,291	21,031
Net increase (decrease) in net assets from operations	71,918	156,254	20,015
Contract owner transactions:
Variable annuity deposits	-	941	98
Terminations, withdrawals and annuity payments	(3,781)	(23,088)	(6,475)
Transfers between subaccounts, net	1,833	20,304	18,110
Maintenance charges and mortality adjustments	(6)	(192)	(108)
Increase (decrease) in net assets from contract transactions	(1,954)	(2,035)	11,625
Total increase (decrease) in net assets	69,964	154,219	31,640
Net assets as of December 31, 2019	$333,187	$788,213	$86,431
Investment income (loss):
Dividend distributions	2,810	2,117	66
Investment Expenses:
Mortality and expense risk and administrative charges	(1,655)	(5,149)	(1,282)
Net investment income (loss)	1,155	(3,032)	(1,216)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,905	8,441	6,861
Realized capital gain (loss) on investments	542	(44,645)	10,640
Change in unrealized appreciation (depreciation)	95,009	116,765	14,718
Net gain (loss) on investments	101,456	80,561	32,219
Net increase (decrease) in net assets from operations	102,611	77,529	31,003
Contract owner transactions:
Variable annuity deposits	27	1,238	20,324
Terminations, withdrawals and annuity payments	(5,663)	(106,632)	(22,006)
Transfers between subaccounts, net	87,030	(49,760)	(27,679)
Maintenance charges and mortality adjustments	(299)	(971)	(113)
Increase (decrease) in net assets from contract transactions	81,095	(156,125)	(29,474)
Total increase (decrease) in net assets	183,706	(78,596)	1,529
Net assets as of December 31, 2020	$516,893	$709,617	$87,960

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. American Franchise Series II	Invesco V.I. American Value	Invesco V.I. Balanced-Risk Allocation
Net assets as of December 31, 2018	$60,153	$12,957	$23,107
Investment income (loss):
Dividend distributions	-	9	-
Investment Expenses:
Mortality and expense risk and administrative charges	(986)	(114)	(116)
Net investment income (loss)	(986)	(105)	(116)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,403	153	-
Realized capital gain (loss) on investments	6,410	(2,215)	(9)
Change in unrealized appreciation (depreciation)	3,555	4,023	3,486
Net gain (loss) on investments	20,368	1,961	3,477
Net increase (decrease) in net assets from operations	19,382	1,856	3,361
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,535)	-	(61)
Transfers between subaccounts, net	(76,775)	(12,607)	1,072
Maintenance charges and mortality adjustments	(225)	-	-
Increase (decrease) in net assets from contract transactions	(79,535)	(12,607)	1,011
Total increase (decrease) in net assets	(60,153)	(10,751)	4,372
Net assets as of December 31, 2019	$-	$2,206	$27,479
Investment income (loss):
Dividend distributions	-	12	2,183
Investment Expenses:
Mortality and expense risk and administrative charges	-	(27)	(99)
Net investment income (loss)	-	(15)	2,084
Increase (decrease) in net assets from operations:
Capital gain distributions	-	19	1,458
Realized capital gain (loss) on investments	-	(9)	(6)
Change in unrealized appreciation (depreciation)	-	(7)	(808)
Net gain (loss) on investments	-	3	644
Net increase (decrease) in net assets from operations	-	(12)	2,728
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(68)
Transfers between subaccounts, net	-	-	672
Maintenance charges and mortality adjustments	-	-	(24)
Increase (decrease) in net assets from contract transactions	-	-	580
Total increase (decrease) in net assets	-	(12)	3,308
Net assets as of December 31, 2020	$-	$2,194	$30,787

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Core Equity	Invesco V.I. Equity and Income	Invesco V.I. Global Real Estate
Net assets as of December 31, 2018	$2,387	$56,949	$28,393
Investment income (loss):
Dividend distributions	5	1,444	2,258
Investment Expenses:
Mortality and expense risk and administrative charges	(13)	(908)	(227)
Net investment income (loss)	(8)	536	2,031
Increase (decrease) in net assets from operations:
Capital gain distributions	329	4,501	77
Realized capital gain (loss) on investments	(1)	(112)	196
Change in unrealized appreciation (depreciation)	351	5,358	5,770
Net gain (loss) on investments	679	9,747	6,043
Net increase (decrease) in net assets from operations	671	10,283	8,074
Contract owner transactions:
Variable annuity deposits	-	-	30,621
Terminations, withdrawals and annuity payments	-	(1,896)	(3,206)
Transfers between subaccounts, net	-	-	752
Maintenance charges and mortality adjustments	-	(53)	-
Increase (decrease) in net assets from contract transactions	-	(1,949)	28,167
Total increase (decrease) in net assets	671	8,334	36,241
Net assets as of December 31, 2019	$3,058	$65,283	$64,634
Investment income (loss):
Dividend distributions	525	1,006	1,490
Investment Expenses:
Mortality and expense risk and administrative charges	(54)	(706)	(142)
Net investment income (loss)	471	300	1,348
Increase (decrease) in net assets from operations:
Capital gain distributions	11,347	2,080	908
Realized capital gain (loss) on investments	(488)	(4,973)	(6,887)
Change in unrealized appreciation (depreciation)	(6,175)	2,149	(8,913)
Net gain (loss) on investments	4,684	(744)	(14,892)
Net increase (decrease) in net assets from operations	5,155	(444)	(13,544)
Contract owner transactions:
Variable annuity deposits	568	-	-
Terminations, withdrawals and annuity payments	(3,159)	(2,947)	(20,210)
Transfers between subaccounts, net	48,901	(10,843)	1,748
Maintenance charges and mortality adjustments	-	(8)	(26)
Increase (decrease) in net assets from contract transactions	46,310	(13,798)	(18,488)
Total increase (decrease) in net assets	51,465	(14,242)	(32,032)
Net assets as of December 31, 2020	$54,523	$51,041	$32,602

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Government Securities	Invesco V.I. Health Care	Invesco V.I. International Growth
Net assets as of December 31, 2018	$19,912	$43,461	$637,662
Investment income (loss):
Dividend distributions	482	-	8,544
Investment Expenses:
Mortality and expense risk and administrative charges	(199)	(408)	(7,857)
Net investment income (loss)	283	(408)	687
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,265	42,943
Realized capital gain (loss) on investments	(487)	(26)	9,248
Change in unrealized appreciation (depreciation)	31	12,647	109,779
Net gain (loss) on investments	(456)	13,886	161,970
Net increase (decrease) in net assets from operations	(173)	13,478	162,657
Contract owner transactions:
Variable annuity deposits	-	-	3,654
Terminations, withdrawals and annuity payments	(2,504)	(68)	(79,729)
Transfers between subaccounts, net	(11,077)	-	(4,403)
Maintenance charges and mortality adjustments	(48)	(66)	(3,366)
Increase (decrease) in net assets from contract transactions	(13,629)	(134)	(83,844)
Total increase (decrease) in net assets	(13,802)	13,344	78,813
Net assets as of December 31, 2019	$6,110	$56,805	$716,475
Investment income (loss):
Dividend distributions	226	21	11,455
Investment Expenses:
Mortality and expense risk and administrative charges	(225)	(410)	(5,960)
Net investment income (loss)	1	(389)	5,495
Increase (decrease) in net assets from operations:
Capital gain distributions	-	551	12,486
Realized capital gain (loss) on investments	701	7,604	56,739
Change in unrealized appreciation (depreciation)	63	(4,065)	48,066
Net gain (loss) on investments	764	4,090	117,291
Net increase (decrease) in net assets from operations	765	3,701	122,786
Contract owner transactions:
Variable annuity deposits	-	5	41
Terminations, withdrawals and annuity payments	(14,592)	-	(90,288)
Transfers between subaccounts, net	10,540	(36,257)	(165,822)
Maintenance charges and mortality adjustments	(47)	(80)	(2,273)
Increase (decrease) in net assets from contract transactions	(4,099)	(36,332)	(258,342)
Total increase (decrease) in net assets	(3,334)	(32,631)	(135,556)
Net assets as of December 31, 2020	$2,776	$24,174	$580,919

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Managed Volatility	Invesco V.I. Mid Cap Core Equity	Invesco V.I. S&P 500 Index
Net assets as of December 31, 2018	$20,804	$80,705	$35,508
Investment income (loss):
Dividend distributions	246	391	507
Investment Expenses:
Mortality and expense risk and administrative charges	(323)	(1,844)	(187)
Net investment income (loss)	(77)	(1,453)	320
Increase (decrease) in net assets from operations:
Capital gain distributions	854	20,067	4,254
Realized capital gain (loss) on investments	(51)	102	11
Change in unrealized appreciation (depreciation)	2,643	13,919	6,079
Net gain (loss) on investments	3,446	34,088	10,344
Net increase (decrease) in net assets from operations	3,369	32,635	10,664
Contract owner transactions:
Variable annuity deposits	-	32	-
Terminations, withdrawals and annuity payments	(1,379)	(8,805)	-
Transfers between subaccounts, net	-	89,672	-
Maintenance charges and mortality adjustments	-	(713)	-
Increase (decrease) in net assets from contract transactions	(1,379)	80,186	-
Total increase (decrease) in net assets	1,990	112,821	10,664
Net assets as of December 31, 2019	$22,794	$193,526	$46,172
Investment income (loss):
Dividend distributions	361	1,502	1
Investment Expenses:
Mortality and expense risk and administrative charges	(291)	(3,632)	(223)
Net investment income (loss)	70	(2,130)	(222)
Increase (decrease) in net assets from operations:
Capital gain distributions	461	64,948	3
Realized capital gain (loss) on investments	(175)	(23,340)	(1,481)
Change in unrealized appreciation (depreciation)	(1,178)	(38,535)	(3,746)
Net gain (loss) on investments	(892)	3,073	(5,224)
Net increase (decrease) in net assets from operations	(822)	943	(5,446)
Contract owner transactions:
Variable annuity deposits	-	18	377
Terminations, withdrawals and annuity payments	(1,315)	(20,331)	(80,266)
Transfers between subaccounts, net	-	173,524	39,193
Maintenance charges and mortality adjustments	-	(1,656)	(30)
Increase (decrease) in net assets from contract transactions	(1,315)	151,555	(40,726)
Total increase (decrease) in net assets	(2,137)	152,498	(46,172)
Net assets as of December 31, 2020	$20,657	$346,024	$-

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Invesco V.I. Small Cap Equity	Ivy VIP Asset Strategy	Ivy VIP Balanced
Net assets as of December 31, 2018	$49,445	$31,628	$39,363
Investment income (loss):
Dividend distributions	-	767	758
Investment Expenses:
Mortality and expense risk and administrative charges	(513)	(159)	(517)
Net investment income (loss)	(513)	608	241
Increase (decrease) in net assets from operations:
Capital gain distributions	7,234	1,461	3,416
Realized capital gain (loss) on investments	(816)	(82)	(69)
Change in unrealized appreciation (depreciation)	6,739	4,694	4,534
Net gain (loss) on investments	13,157	6,073	7,881
Net increase (decrease) in net assets from operations	12,644	6,681	8,122
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,721)	(491)	(122)
Transfers between subaccounts, net	2,770	-	-
Maintenance charges and mortality adjustments	-	(7)	(12)
Increase (decrease) in net assets from contract transactions	(2,951)	(498)	(134)
Total increase (decrease) in net assets	9,693	6,183	7,988
Net assets as of December 31, 2019	$59,138	$37,811	$47,351
Investment income (loss):
Dividend distributions	14	776	653
Investment Expenses:
Mortality and expense risk and administrative charges	(482)	(135)	(540)
Net investment income (loss)	(468)	641	113
Increase (decrease) in net assets from operations:
Capital gain distributions	5,140	639	2,489
Realized capital gain (loss) on investments	(1,540)	(89)	(50)
Change in unrealized appreciation (depreciation)	10,503	3,813	3,507
Net gain (loss) on investments	14,103	4,363	5,946
Net increase (decrease) in net assets from operations	13,635	5,004	6,059
Contract owner transactions:
Variable annuity deposits	656	-	-
Terminations, withdrawals and annuity payments	(15,452)	(421)	-
Transfers between subaccounts, net	(288)	-	-
Maintenance charges and mortality adjustments	(24)	(41)	(25)
Increase (decrease) in net assets from contract transactions	(15,108)	(462)	(25)
Total increase (decrease) in net assets	(1,473)	4,542	6,034
Net assets as of December 31, 2020	$57,665	$42,353	$53,385

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Energy	Ivy VIP Global Equity Income	Ivy VIP Global Growth
Net assets as of December 31, 2018	$6,199	$7,725	$87,165
Investment income (loss):
Dividend distributions	-	241	641
Investment Expenses:
Mortality and expense risk and administrative charges	(91)	(126)	(1,168)
Net investment income (loss)	(91)	115	(527)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	2,215	65,139
Realized capital gain (loss) on investments	(221)	(20)	(456)
Change in unrealized appreciation (depreciation)	530	(660)	(42,829)
Net gain (loss) on investments	309	1,535	21,854
Net increase (decrease) in net assets from operations	218	1,650	21,327
Contract owner transactions:
Variable annuity deposits	231	-	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	(231)	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	-
Total increase (decrease) in net assets	218	1,650	21,327
Net assets as of December 31, 2019	$6,417	$9,375	$108,492
Investment income (loss):
Dividend distributions	53	217	444
Investment Expenses:
Mortality and expense risk and administrative charges	(46)	(123)	(1,239)
Net investment income (loss)	7	94	(795)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(2,286)	(37)	(633)
Change in unrealized appreciation (depreciation)	(507)	99	22,265
Net gain (loss) on investments	(2,793)	62	21,632
Net increase (decrease) in net assets from operations	(2,786)	156	20,837
Contract owner transactions:
Variable annuity deposits	247	-	-
Terminations, withdrawals and annuity payments	-	-	-
Transfers between subaccounts, net	(962)	-	-
Maintenance charges and mortality adjustments	-	-	(29)
Increase (decrease) in net assets from contract transactions	(715)	-	(29)
Total increase (decrease) in net assets	(3,501)	156	20,808
Net assets as of December 31, 2020	$2,916	$9,531	$129,300

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Growth	Ivy VIP High Income	Ivy VIP International Core Equity
Net assets as of December 31, 2018	$5,997	$56,987	$98,132
Investment income (loss):
Dividend distributions	-	3,980	1,550
Investment Expenses:
Mortality and expense risk and administrative charges	(33)	(590)	(923)
Net investment income (loss)	(33)	3,390	627
Increase (decrease) in net assets from operations:
Capital gain distributions	1,766	-	8,138
Realized capital gain (loss) on investments	1	(41)	(2,458)
Change in unrealized appreciation (depreciation)	421	2,432	9,942
Net gain (loss) on investments	2,188	2,391	15,622
Net increase (decrease) in net assets from operations	2,155	5,781	16,249
Contract owner transactions:
Variable annuity deposits	-	450	450
Terminations, withdrawals and annuity payments	-	(78)	(6,156)
Transfers between subaccounts, net	-	-	(8,623)
Maintenance charges and mortality adjustments	(25)	(8)	-
Increase (decrease) in net assets from contract transactions	(25)	364	(14,329)
Total increase (decrease) in net assets	2,130	6,145	1,920
Net assets as of December 31, 2019	$8,127	$63,132	$100,052
Investment income (loss):
Dividend distributions	-	3,624	2,141
Investment Expenses:
Mortality and expense risk and administrative charges	(32)	(464)	(616)
Net investment income (loss)	(32)	3,160	1,525
Increase (decrease) in net assets from operations:
Capital gain distributions	1,176	-	17
Realized capital gain (loss) on investments	4	(1,834)	(11,828)
Change in unrealized appreciation (depreciation)	1,288	88	7,092
Net gain (loss) on investments	2,468	(1,746)	(4,719)
Net increase (decrease) in net assets from operations	2,436	1,414	(3,194)
Contract owner transactions:
Variable annuity deposits	-	600	1,194
Terminations, withdrawals and annuity payments	-	-	(59,597)
Transfers between subaccounts, net	-	(9,231)	(1,122)
Maintenance charges and mortality adjustments	(39)	(34)	-
Increase (decrease) in net assets from contract transactions	(39)	(8,665)	(59,525)
Total increase (decrease) in net assets	2,397	(7,251)	(62,719)
Net assets as of December 31, 2020	$10,524	$55,881	$37,333

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Limited-Term Bond	Ivy VIP Mid Cap Growth	Ivy VIP Natural Resources
Net assets as of December 31, 2018	$282,808	$55,741	$5,688
Investment income (loss):
Dividend distributions	5,208	-	59
Investment Expenses:
Mortality and expense risk and administrative charges	(1,303)	(711)	(88)
Net investment income (loss)	3,905	(711)	(29)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	11,349	-
Realized capital gain (loss) on investments	356	19	(7)
Change in unrealized appreciation (depreciation)	6,366	9,703	484
Net gain (loss) on investments	6,722	21,071	477
Net increase (decrease) in net assets from operations	10,627	20,360	448
Contract owner transactions:
Variable annuity deposits	2	-	-
Terminations, withdrawals and annuity payments	(10,679)	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(16)	-	(9)
Increase (decrease) in net assets from contract transactions	(10,693)	-	(9)
Total increase (decrease) in net assets	(66)	20,360	439
Net assets as of December 31, 2019	$282,742	$76,101	$6,127
Investment income (loss):
Dividend distributions	7,611	-	58
Investment Expenses:
Mortality and expense risk and administrative charges	(1,021)	(856)	(47)
Net investment income (loss)	6,590	(856)	11
Increase (decrease) in net assets from operations:
Capital gain distributions	-	5,909	-
Realized capital gain (loss) on investments	700	121	(1,241)
Change in unrealized appreciation (depreciation)	2,890	32,169	(269)
Net gain (loss) on investments	3,590	38,199	(1,510)
Net increase (decrease) in net assets from operations	10,180	37,343	(1,499)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(15,863)	-	-
Transfers between subaccounts, net	-	10,000	(1,891)
Maintenance charges and mortality adjustments	(31)	(41)	(8)
Increase (decrease) in net assets from contract transactions	(15,894)	9,959	(1,899)
Total increase (decrease) in net assets	(5,714)	47,302	(3,398)
Net assets as of December 31, 2020	$277,028	$123,403	$2,729

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Science and Technology	Ivy VIP Securian Real Estate Securities	Ivy VIP Small Cap Core
Net assets as of December 31, 2018	$115,572	$2,811	$20,753
Investment income (loss):
Dividend distributions	-	51	-
Investment Expenses:
Mortality and expense risk and administrative charges	(657)	(48)	(127)
Net investment income (loss)	(657)	3	(127)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,915	14	4,481
Realized capital gain (loss) on investments	9,402	-	(616)
Change in unrealized appreciation (depreciation)	27,160	620	1,052
Net gain (loss) on investments	50,477	634	4,917
Net increase (decrease) in net assets from operations	49,820	637	4,790
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(61,805)	-	(124)
Transfers between subaccounts, net	59,352	-	(2,914)
Maintenance charges and mortality adjustments	(149)	-	-
Increase (decrease) in net assets from contract transactions	(2,602)	-	(3,038)
Total increase (decrease) in net assets	47,218	637	1,752
Net assets as of December 31, 2019	$162,790	$3,448	$22,505
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(599)	(13)	(101)
Net investment income (loss)	(599)	(13)	(101)
Increase (decrease) in net assets from operations:
Capital gain distributions	13,429	-	1,040
Realized capital gain (loss) on investments	10,982	(689)	(37)
Change in unrealized appreciation (depreciation)	8,384	(105)	1,151
Net gain (loss) on investments	32,795	(794)	2,154
Net increase (decrease) in net assets from operations	32,196	(807)	2,053
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(100,228)	-	(109)
Transfers between subaccounts, net	4,999	(2,641)	2,678
Maintenance charges and mortality adjustments	(270)	-	(18)
Increase (decrease) in net assets from contract transactions	(95,499)	(2,641)	2,551
Total increase (decrease) in net assets	(63,303)	(3,448)	4,604
Net assets as of December 31, 2020	$99,487	$-	$27,109

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Ivy VIP Small Cap Growth	Janus Henderson VIT Enterprise	Janus Henderson VIT Forty
Net assets as of December 31, 2018	$51,713	$261,550	$21,110
Investment income (loss):
Dividend distributions	-	184	8
Investment Expenses:
Mortality and expense risk and administrative charges	(807)	(4,486)	(1,066)
Net investment income (loss)	(807)	(4,302)	(1,058)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,247	22,103	2,577
Realized capital gain (loss) on investments	(1,263)	3,056	15,947
Change in unrealized appreciation (depreciation)	8,765	72,088	6,645
Net gain (loss) on investments	11,749	97,247	25,169
Net increase (decrease) in net assets from operations	10,942	92,945	24,111
Contract owner transactions:
Variable annuity deposits	480	45,455	-
Terminations, withdrawals and annuity payments	(241)	(9,567)	(9,769)
Transfers between subaccounts, net	(5,693)	(3,341)	6,871
Maintenance charges and mortality adjustments	-	(516)	(201)
Increase (decrease) in net assets from contract transactions	(5,454)	32,031	(3,099)
Total increase (decrease) in net assets	5,488	124,976	21,012
Net assets as of December 31, 2019	$57,201	$386,526	$42,122
Investment income (loss):
Dividend distributions	-	-	199
Investment Expenses:
Mortality and expense risk and administrative charges	(826)	(3,854)	(1,564)
Net investment income (loss)	(826)	(3,854)	(1,365)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	27,894	9,118
Realized capital gain (loss) on investments	(7,602)	5,832	580
Change in unrealized appreciation (depreciation)	26,378	11,638	20,706
Net gain (loss) on investments	18,776	45,364	30,404
Net increase (decrease) in net assets from operations	17,950	41,510	29,039
Contract owner transactions:
Variable annuity deposits	598	13,619	-
Terminations, withdrawals and annuity payments	(2,056)	(72,255)	-
Transfers between subaccounts, net	(7,502)	(47,691)	44,919
Maintenance charges and mortality adjustments	(17)	(348)	(378)
Increase (decrease) in net assets from contract transactions	(8,977)	(106,675)	44,541
Total increase (decrease) in net assets	8,973	(65,165)	73,580
Net assets as of December 31, 2020	$66,174	$321,361	$115,702

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Janus Henderson VIT Mid Cap Value	Janus Henderson VIT Overseas	Janus Henderson VIT Research
Net assets as of December 31, 2018	$80,707	$34,349	$204,242
Investment income (loss):
Dividend distributions	1,029	709	484
Investment Expenses:
Mortality and expense risk and administrative charges	(441)	(528)	(887)
Net investment income (loss)	588	181	(403)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,443	-	12,491
Realized capital gain (loss) on investments	132	(60)	8,952
Change in unrealized appreciation (depreciation)	16,030	8,457	39,862
Net gain (loss) on investments	23,605	8,397	61,305
Net increase (decrease) in net assets from operations	24,193	8,578	60,902
Contract owner transactions:
Variable annuity deposits	9,480	-	-
Terminations, withdrawals and annuity payments	(5,101)	-	(122)
Transfers between subaccounts, net	(762)	-	(29,762)
Maintenance charges and mortality adjustments	-	(10)	-
Increase (decrease) in net assets from contract transactions	3,617	(10)	(29,884)
Total increase (decrease) in net assets	27,810	8,568	31,018
Net assets as of December 31, 2019	$108,517	$42,917	$235,260
Investment income (loss):
Dividend distributions	1,036	492	459
Investment Expenses:
Mortality and expense risk and administrative charges	(353)	(547)	(912)
Net investment income (loss)	683	(55)	(453)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,941	-	15,890
Realized capital gain (loss) on investments	(346)	(39)	4,609
Change in unrealized appreciation (depreciation)	(2,300)	6,290	44,652
Net gain (loss) on investments	(705)	6,251	65,151
Net increase (decrease) in net assets from operations	(22)	6,196	64,698
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(1,587)	-	(141)
Transfers between subaccounts, net	2,163	-	(2,213)
Maintenance charges and mortality adjustments	(12)	(14)	(41)
Increase (decrease) in net assets from contract transactions	564	(14)	(2,395)
Total increase (decrease) in net assets	542	6,182	62,303
Net assets as of December 31, 2020	$109,059	$49,099	$297,563

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2018	$239,754	$178,861	$522,998
Investment income (loss):
Dividend distributions	6,069	368	20,082
Investment Expenses:
Mortality and expense risk and administrative charges	(2,729)	(1,537)	(6,199)
Net investment income (loss)	3,340	(1,169)	13,883
Increase (decrease) in net assets from operations:
Capital gain distributions	-	24,062	-
Realized capital gain (loss) on investments	2,850	(2,288)	(973)
Change in unrealized appreciation (depreciation)	9,856	19,126	47,285
Net gain (loss) on investments	12,706	40,900	46,312
Net increase (decrease) in net assets from operations	16,046	39,731	60,195
Contract owner transactions:
Variable annuity deposits	25,895	3,557	8,444
Terminations, withdrawals and annuity payments	(47,852)	(13,810)	(76,054)
Transfers between subaccounts, net	(73,809)	(10,820)	11,554
Maintenance charges and mortality adjustments	-	(123)	(942)
Increase (decrease) in net assets from contract transactions	(95,766)	(21,196)	(56,998)
Total increase (decrease) in net assets	(79,720)	18,535	3,197
Net assets as of December 31, 2019	$160,034	$197,396	$526,195
Investment income (loss):
Dividend distributions	1,905	956	16,893
Investment Expenses:
Mortality and expense risk and administrative charges	(1,051)	(836)	(5,473)
Net investment income (loss)	854	120	11,420
Increase (decrease) in net assets from operations:
Capital gain distributions	-	9,328	-
Realized capital gain (loss) on investments	3,510	(32,634)	(8,462)
Change in unrealized appreciation (depreciation)	3,472	(5,753)	14,925
Net gain (loss) on investments	6,982	(29,059)	6,463
Net increase (decrease) in net assets from operations	7,836	(28,939)	17,883
Contract owner transactions:
Variable annuity deposits	6,861	3,412	1,397
Terminations, withdrawals and annuity payments	(69,507)	(107,839)	(58,520)
Transfers between subaccounts, net	(1,457)	(13,029)	(21,376)
Maintenance charges and mortality adjustments	(53)	(114)	(864)
Increase (decrease) in net assets from contract transactions	(64,156)	(117,570)	(79,363)
Total increase (decrease) in net assets	(56,320)	(146,509)	(61,480)
Net assets as of December 31, 2020	$103,714	$50,887	$464,715

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Lord Abbett Series Developing Growth VC	Lord Abbett Series Growth and Income VC	Lord Abbett Series Growth Opportunities VC
Net assets as of December 31, 2018	$62,342	$100,958	$18,844
Investment income (loss):
Dividend distributions	-	1,910	-
Investment Expenses:
Mortality and expense risk and administrative charges	(838)	(1,643)	(104)
Net investment income (loss)	(838)	267	(104)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,515	7,716	2,287
Realized capital gain (loss) on investments	2	(135)	(1)
Change in unrealized appreciation (depreciation)	12,263	13,043	4,555
Net gain (loss) on investments	19,780	20,624	6,841
Net increase (decrease) in net assets from operations	18,942	20,891	6,737
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(29)	-	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(129)	(397)	-
Increase (decrease) in net assets from contract transactions	(158)	(397)	-
Total increase (decrease) in net assets	18,784	20,494	6,737
Net assets as of December 31, 2019	$81,126	$121,452	$25,581
Investment income (loss):
Dividend distributions	-	1,186	-
Investment Expenses:
Mortality and expense risk and administrative charges	(981)	(1,461)	(116)
Net investment income (loss)	(981)	(275)	(116)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,262	-	5,653
Realized capital gain (loss) on investments	141	(7,134)	34
Change in unrealized appreciation (depreciation)	45,970	3,357	8,834
Net gain (loss) on investments	58,373	(3,777)	14,521
Net increase (decrease) in net assets from operations	57,392	(4,052)	14,405
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(36)	(40,750)	(103)
Transfers between subaccounts, net	-	-	20,320
Maintenance charges and mortality adjustments	(195)	(339)	(41)
Increase (decrease) in net assets from contract transactions	(231)	(41,089)	20,176
Total increase (decrease) in net assets	57,161	(45,141)	34,581
Net assets as of December 31, 2020	$138,287	$76,311	$60,162

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Lord Abbett Series Total Return VC	MFS® VIT Emerging Markets Equity	MFS® VIT Global Tactical Allocation
Net assets as of December 31, 2018	$288,740	$34,439	$33,881
Investment income (loss):
Dividend distributions	8,076	184	953
Investment Expenses:
Mortality and expense risk and administrative charges	(1,365)	(193)	(536)
Net investment income (loss)	6,711	(9)	417
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,509	860
Realized capital gain (loss) on investments	57	167	(18)
Change in unrealized appreciation (depreciation)	16,087	6,007	3,054
Net gain (loss) on investments	16,144	7,683	3,896
Net increase (decrease) in net assets from operations	22,855	7,674	4,313
Contract owner transactions:
Variable annuity deposits	-	9,186	600
Terminations, withdrawals and annuity payments	(2,476)	(1,304)	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(2,476)	7,882	600
Total increase (decrease) in net assets	20,379	15,556	4,913
Net assets as of December 31, 2019	$309,119	$49,995	$38,794
Investment income (loss):
Dividend distributions	3,946	1,109	590
Investment Expenses:
Mortality and expense risk and administrative charges	(940)	(144)	(555)
Net investment income (loss)	3,006	965	35
Increase (decrease) in net assets from operations:
Capital gain distributions	3,140	2,094	1,798
Realized capital gain (loss) on investments	7,100	(1,081)	(28)
Change in unrealized appreciation (depreciation)	4,368	(629)	(31)
Net gain (loss) on investments	14,608	384	1,739
Net increase (decrease) in net assets from operations	17,614	1,349	1,774
Contract owner transactions:
Variable annuity deposits	-	-	600
Terminations, withdrawals and annuity payments	(170,211)	(6,878)	-
Transfers between subaccounts, net	14,669	-	-
Maintenance charges and mortality adjustments	(35)	(4)	-
Increase (decrease) in net assets from contract transactions	(155,577)	(6,882)	600
Total increase (decrease) in net assets	(137,963)	(5,533)	2,374
Net assets as of December 31, 2020	$171,156	$44,462	$41,168

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT II Research International	MFS® VIT International Intrinsic Value	MFS® VIT New Discovery
Net assets as of December 31, 2018	$85,946	$356,494	$74,241
Investment income (loss):
Dividend distributions	1,212	5,441	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,426)	(2,780)	(681)
Net investment income (loss)	(214)	2,661	(681)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,217	11,405	18,554
Realized capital gain (loss) on investments	(5)	1,156	58
Change in unrealized appreciation (depreciation)	18,196	64,514	13,283
Net gain (loss) on investments	22,408	77,075	31,895
Net increase (decrease) in net assets from operations	22,194	79,736	31,214
Contract owner transactions:
Variable annuity deposits	-	102	-
Terminations, withdrawals and annuity payments	-	(7,983)	-
Transfers between subaccounts, net	-	(11,591)	76,822
Maintenance charges and mortality adjustments	-	(210)	(141)
Increase (decrease) in net assets from contract transactions	-	(19,682)	76,681
Total increase (decrease) in net assets	22,194	60,054	107,895
Net assets as of December 31, 2019	$108,140	$416,548	$182,136
Investment income (loss):
Dividend distributions	1,926	2,075	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,498)	(2,248)	(640)
Net investment income (loss)	428	(173)	(640)
Increase (decrease) in net assets from operations:
Capital gain distributions	3,674	5,429	6,088
Realized capital gain (loss) on investments	3,654	14,368	(5,742)
Change in unrealized appreciation (depreciation)	3,923	13,312	12,380
Net gain (loss) on investments	11,251	33,109	12,726
Net increase (decrease) in net assets from operations	11,679	32,936	12,086
Contract owner transactions:
Variable annuity deposits	306	29	-
Terminations, withdrawals and annuity payments	-	(8,694)	(198)
Transfers between subaccounts, net	-	(139,068)	(118,108)
Maintenance charges and mortality adjustments	-	(130)	(145)
Increase (decrease) in net assets from contract transactions	306	(147,863)	(118,451)
Total increase (decrease) in net assets	11,985	(114,927)	(106,365)
Net assets as of December 31, 2020	$120,125	$301,621	$75,771

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	MFS® VIT Research	MFS® VIT Total Return	MFS® VIT Utilities
Net assets as of December 31, 2018	$41,966	$20,046	$23,710
Investment income (loss):
Dividend distributions	276	706	4,403
Investment Expenses:
Mortality and expense risk and administrative charges	(655)	(465)	(724)
Net investment income (loss)	(379)	241	3,679
Increase (decrease) in net assets from operations:
Capital gain distributions	4,834	903	349
Realized capital gain (loss) on investments	(436)	26	500
Change in unrealized appreciation (depreciation)	7,536	3,810	13,826
Net gain (loss) on investments	11,934	4,739	14,675
Net increase (decrease) in net assets from operations	11,555	4,980	18,354
Contract owner transactions:
Variable annuity deposits	12	10,202	372
Terminations, withdrawals and annuity payments	(9,174)	(123)	(502)
Transfers between subaccounts, net	-	-	79,948
Maintenance charges and mortality adjustments	-	-	(13)
Increase (decrease) in net assets from contract transactions	(9,162)	10,079	79,805
Total increase (decrease) in net assets	2,393	15,059	98,159
Net assets as of December 31, 2019	$44,359	$35,105	$121,869
Investment income (loss):
Dividend distributions	239	718	2,785
Investment Expenses:
Mortality and expense risk and administrative charges	(645)	(500)	(683)
Net investment income (loss)	(406)	218	2,102
Increase (decrease) in net assets from operations:
Capital gain distributions	1,808	935	3,295
Realized capital gain (loss) on investments	26	21	245
Change in unrealized appreciation (depreciation)	5,062	1,610	1,827
Net gain (loss) on investments	6,896	2,566	5,367
Net increase (decrease) in net assets from operations	6,490	2,784	7,469
Contract owner transactions:
Variable annuity deposits	-	-	432
Terminations, withdrawals and annuity payments	-	-	(728)
Transfers between subaccounts, net	-	-	8,465
Maintenance charges and mortality adjustments	-	-	(13)
Increase (decrease) in net assets from contract transactions	-	-	8,156
Total increase (decrease) in net assets	6,490	2,784	15,625
Net assets as of December 31, 2020	$50,849	$37,889	$137,494

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2018	$90,053	$22,099	$1,107,439
Investment income (loss):
Dividend distributions	987	387	24,591
Investment Expenses:
Mortality and expense risk and administrative charges	(439)	(359)	(17,101)
Net investment income (loss)	548	28	7,490
Increase (decrease) in net assets from operations:
Capital gain distributions	6,725	887	24,593
Realized capital gain (loss) on investments	(1)	(5)	(1,608)
Change in unrealized appreciation (depreciation)	9,698	3,593	131,152
Net gain (loss) on investments	16,422	4,475	154,137
Net increase (decrease) in net assets from operations	16,970	4,503	161,627
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(1,612)	-	(2,868)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	(68)	(884)
Increase (decrease) in net assets from contract transactions	(1,612)	(68)	(3,752)
Total increase (decrease) in net assets	15,358	4,435	157,875
Net assets as of December 31, 2019	$105,411	$26,534	$1,265,314
Investment income (loss):
Dividend distributions	1,304	466	25,396
Investment Expenses:
Mortality and expense risk and administrative charges	(355)	(359)	(17,432)
Net investment income (loss)	949	107	7,964
Increase (decrease) in net assets from operations:
Capital gain distributions	1,649	517	16,259
Realized capital gain (loss) on investments	(27)	(19)	(1,388)
Change in unrealized appreciation (depreciation)	11,810	1,604	72,908
Net gain (loss) on investments	13,432	2,102	87,779
Net increase (decrease) in net assets from operations	14,381	2,209	95,743
Contract owner transactions:
Variable annuity deposits	20	-	-
Terminations, withdrawals and annuity payments	(1,604)	-	(1,637)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(27)	(67)	(928)
Increase (decrease) in net assets from contract transactions	(1,611)	(67)	(2,565)
Total increase (decrease) in net assets	12,770	2,142	93,178
Net assets as of December 31, 2020	$118,181	$28,676	$1,358,492

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2018	$965,694	$392,058	$37,089
Investment income (loss):
Dividend distributions	19,266	7,784	1,272
Investment Expenses:
Mortality and expense risk and administrative charges	(13,929)	(6,284)	(853)
Net investment income (loss)	5,337	1,500	419
Increase (decrease) in net assets from operations:
Capital gain distributions	7,532	20,014	1,417
Realized capital gain (loss) on investments	(3,532)	(239)	(8)
Change in unrealized appreciation (depreciation)	63,554	49,271	3,983
Net gain (loss) on investments	67,554	69,046	5,392
Net increase (decrease) in net assets from operations	72,891	70,546	5,811
Contract owner transactions:
Variable annuity deposits	-	-	20,409
Terminations, withdrawals and annuity payments	(60,041)	(2,236)	(233)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(836)	(511)	(105)
Increase (decrease) in net assets from contract transactions	(60,877)	(2,747)	20,071
Total increase (decrease) in net assets	12,014	67,799	25,882
Net assets as of December 31, 2019	$977,708	$459,857	$62,971
Investment income (loss):
Dividend distributions	19,098	9,101	1,328
Investment Expenses:
Mortality and expense risk and administrative charges	(15,140)	(6,359)	(906)
Net investment income (loss)	3,958	2,742	422
Increase (decrease) in net assets from operations:
Capital gain distributions	6,111	13,020	746
Realized capital gain (loss) on investments	348	(337)	(5)
Change in unrealized appreciation (depreciation)	42,979	23,146	3,149
Net gain (loss) on investments	49,438	35,829	3,890
Net increase (decrease) in net assets from operations	53,396	38,571	4,312
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(19,856)	(1,736)	-
Transfers between subaccounts, net	131,899	-	-
Maintenance charges and mortality adjustments	(855)	(513)	(107)
Increase (decrease) in net assets from contract transactions	111,188	(2,249)	(107)
Total increase (decrease) in net assets	164,584	36,322	4,205
Net assets as of December 31, 2020	$1,142,292	$496,179	$67,176

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset	PIMCO VIT CommodityRealReturn Strategy
Net assets as of December 31, 2018	$539,473	$52,119	$176,625
Investment income (loss):
Dividend distributions	16,933	1,480	6,493
Investment Expenses:
Mortality and expense risk and administrative charges	(7,376)	(467)	(737)
Net investment income (loss)	9,557	1,013	5,756
Increase (decrease) in net assets from operations:
Capital gain distributions	232,492	-	-
Realized capital gain (loss) on investments	(201,856)	150	(19,849)
Change in unrealized appreciation (depreciation)	48,544	4,248	31,567
Net gain (loss) on investments	79,180	4,398	11,718
Net increase (decrease) in net assets from operations	88,737	5,411	17,474
Contract owner transactions:
Variable annuity deposits	9	275	35
Terminations, withdrawals and annuity payments	(56,577)	(3,274)	(55,951)
Transfers between subaccounts, net	(311,961)	-	-
Maintenance charges and mortality adjustments	(1,758)	-	(82)
Increase (decrease) in net assets from contract transactions	(370,287)	(2,999)	(55,998)
Total increase (decrease) in net assets	(281,550)	2,412	(38,524)
Net assets as of December 31, 2019	$257,923	$54,531	$138,101
Investment income (loss):
Dividend distributions	1,531	2,530	6,848
Investment Expenses:
Mortality and expense risk and administrative charges	(3,189)	(436)	(443)
Net investment income (loss)	(1,658)	2,094	6,405
Increase (decrease) in net assets from operations:
Capital gain distributions	10,517	-	-
Realized capital gain (loss) on investments	230	(17)	(10,845)
Change in unrealized appreciation (depreciation)	35,403	1,684	2,209
Net gain (loss) on investments	46,150	1,667	(8,636)
Net increase (decrease) in net assets from operations	44,492	3,761	(2,231)
Contract owner transactions:
Variable annuity deposits	2	36	2
Terminations, withdrawals and annuity payments	(8,987)	(427)	(17,361)
Transfers between subaccounts, net	(1,276)	-	-
Maintenance charges and mortality adjustments	(505)	(26)	(67)
Increase (decrease) in net assets from contract transactions	(10,766)	(417)	(17,426)
Total increase (decrease) in net assets	33,726	3,344	(19,657)
Net assets as of December 31, 2020	$291,649	$57,875	$118,444

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	PIMCO VIT High Yield
Net assets as of December 31, 2018	$263,810	$30,855	$83,179
Investment income (loss):
Dividend distributions	12,072	745	2,473
Investment Expenses:
Mortality and expense risk and administrative charges	(1,964)	(408)	(324)
Net investment income (loss)	10,108	337	2,149
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	438	(29)	(45)
Change in unrealized appreciation (depreciation)	25,385	1,132	6,055
Net gain (loss) on investments	25,823	1,103	6,010
Net increase (decrease) in net assets from operations	35,931	1,440	8,159
Contract owner transactions:
Variable annuity deposits	15,061	-	-
Terminations, withdrawals and annuity payments	(24,295)	-	(59,279)
Transfers between subaccounts, net	(19,803)	-	-
Maintenance charges and mortality adjustments	(7)	-	(73)
Increase (decrease) in net assets from contract transactions	(29,044)	-	(59,352)
Total increase (decrease) in net assets	6,887	1,440	(51,193)
Net assets as of December 31, 2019	$270,697	$32,295	$31,986
Investment income (loss):
Dividend distributions	11,059	643	442
Investment Expenses:
Mortality and expense risk and administrative charges	(1,358)	(338)	(63)
Net investment income (loss)	9,701	305	379
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(3,535)	(859)	(1,357)
Change in unrealized appreciation (depreciation)	4,692	2,312	(1,020)
Net gain (loss) on investments	1,157	1,453	(2,377)
Net increase (decrease) in net assets from operations	10,858	1,758	(1,998)
Contract owner transactions:
Variable annuity deposits	1,361	-	8
Terminations, withdrawals and annuity payments	(27,208)	-	(18,823)
Transfers between subaccounts, net	1,219	(6,043)	(8,788)
Maintenance charges and mortality adjustments	(86)	(5)	(19)
Increase (decrease) in net assets from contract transactions	(24,714)	(6,048)	(27,622)
Total increase (decrease) in net assets	(13,856)	(4,290)	(29,620)
Net assets as of December 31, 2020	$256,841	$28,005	$2,366

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT International Bond Portfolio (Unhedged)	PIMCO VIT Low Duration Administrative	PIMCO VIT Low Duration Advisor
Net assets as of December 31, 2018	$78,691	$1,028,345	$487,282
Investment income (loss):
Dividend distributions	1,450	26,708	10,468
Investment Expenses:
Mortality and expense risk and administrative charges	(572)	(13,373)	(3,345)
Net investment income (loss)	878	13,335	7,123
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(634)	(3,089)	(8,127)
Change in unrealized appreciation (depreciation)	4,378	13,010	11,242
Net gain (loss) on investments	3,744	9,921	3,115
Net increase (decrease) in net assets from operations	4,622	23,256	10,238
Contract owner transactions:
Variable annuity deposits	-	6,725	1,205
Terminations, withdrawals and annuity payments	(2,923)	(69,933)	(241,140)
Transfers between subaccounts, net	(1,029)	(381,703)	120,379
Maintenance charges and mortality adjustments	(3)	(5,451)	(383)
Increase (decrease) in net assets from contract transactions	(3,955)	(450,362)	(119,939)
Total increase (decrease) in net assets	667	(427,106)	(109,701)
Net assets as of December 31, 2019	$79,358	$601,239	$377,581
Investment income (loss):
Dividend distributions	4,125	6,600	3,992
Investment Expenses:
Mortality and expense risk and administrative charges	(524)	(7,849)	(3,863)
Net investment income (loss)	3,601	(1,249)	129
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(797)	909	(1,609)
Change in unrealized appreciation (depreciation)	4,477	7,687	7,592
Net gain (loss) on investments	3,680	8,596	5,983
Net increase (decrease) in net assets from operations	7,281	7,347	6,112
Contract owner transactions:
Variable annuity deposits	-	-	115
Terminations, withdrawals and annuity payments	(2,860)	(33,120)	(106,021)
Transfers between subaccounts, net	1,290	174,801	21,105
Maintenance charges and mortality adjustments	(10)	(4,040)	(298)
Increase (decrease) in net assets from contract transactions	(1,580)	137,641	(85,099)
Total increase (decrease) in net assets	5,701	144,988	(78,987)
Net assets as of December 31, 2020	$85,059	$746,227	$298,594

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Real Return Administrative	PIMCO VIT Real Return Advisor	PIMCO VIT Short-Term
Net assets as of December 31, 2018	$371,437	$284,116	$445,430
Investment income (loss):
Dividend distributions	6,367	3,907	15,730
Investment Expenses:
Mortality and expense risk and administrative charges	(5,383)	(1,616)	(4,680)
Net investment income (loss)	984	2,291	11,050
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(3,146)	(493)	(23)
Change in unrealized appreciation (depreciation)	27,779	17,805	1,400
Net gain (loss) on investments	24,633	17,312	1,377
Net increase (decrease) in net assets from operations	25,617	19,603	12,427
Contract owner transactions:
Variable annuity deposits	2,288	-	14
Terminations, withdrawals and annuity payments	(25,839)	(56,020)	(173,324)
Transfers between subaccounts, net	1,272	(2,714)	486,218
Maintenance charges and mortality adjustments	(974)	(153)	(1,339)
Increase (decrease) in net assets from contract transactions	(23,253)	(58,887)	311,569
Total increase (decrease) in net assets	2,364	(39,284)	323,996
Net assets as of December 31, 2019	$373,801	$244,832	$769,426
Investment income (loss):
Dividend distributions	5,493	2,363	6,308
Investment Expenses:
Mortality and expense risk and administrative charges	(5,523)	(1,081)	(3,902)
Net investment income (loss)	(30)	1,282	2,406
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	1,829	7,547	1,090
Change in unrealized appreciation (depreciation)	33,876	8,788	5,111
Net gain (loss) on investments	35,705	16,335	6,201
Net increase (decrease) in net assets from operations	35,675	17,617	8,607
Contract owner transactions:
Variable annuity deposits	96	-	1
Terminations, withdrawals and annuity payments	(33,999)	(117,892)	(305,048)
Transfers between subaccounts, net	13,528	(24,860)	(12,206)
Maintenance charges and mortality adjustments	(1,400)	(114)	(1,118)
Increase (decrease) in net assets from contract transactions	(21,775)	(142,866)	(318,371)
Total increase (decrease) in net assets	13,900	(125,249)	(309,764)
Net assets as of December 31, 2020	$387,701	$119,583	$459,662

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	PIMCO VIT Total Return Administrative	PIMCO VIT Total Return Advisor	Pioneer Bond VCT
Net assets as of December 31, 2018	$1,124,872	$651,246	$370,544
Investment income (loss):
Dividend distributions	27,702	19,195	11,670
Investment Expenses:
Mortality and expense risk and administrative charges	(12,971)	(7,814)	(3,564)
Net investment income (loss)	14,731	11,381	8,106
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(9,828)	898	124
Change in unrealized appreciation (depreciation)	50,848	32,360	20,932
Net gain (loss) on investments	41,020	33,258	21,056
Net increase (decrease) in net assets from operations	55,751	44,639	29,162
Contract owner transactions:
Variable annuity deposits	7,832	853	-
Terminations, withdrawals and annuity payments	(161,669)	(43,777)	(4,482)
Transfers between subaccounts, net	(68,519)	(3,264)	-
Maintenance charges and mortality adjustments	(4,338)	(254)	(636)
Increase (decrease) in net assets from contract transactions	(226,694)	(46,442)	(5,118)
Total increase (decrease) in net assets	(170,943)	(1,803)	24,044
Net assets as of December 31, 2019	$953,929	$649,443	$394,588
Investment income (loss):
Dividend distributions	19,653	11,905	11,142
Investment Expenses:
Mortality and expense risk and administrative charges	(12,872)	(6,859)	(3,508)
Net investment income (loss)	6,781	5,046	7,634
Increase (decrease) in net assets from operations:
Capital gain distributions	9,532	6,392	-
Realized capital gain (loss) on investments	9,835	9,838	442
Change in unrealized appreciation (depreciation)	34,866	20,983	21,138
Net gain (loss) on investments	54,233	37,213	21,580
Net increase (decrease) in net assets from operations	61,014	42,259	29,214
Contract owner transactions:
Variable annuity deposits	5	911	-
Terminations, withdrawals and annuity payments	(64,520)	(19,893)	(5,777)
Transfers between subaccounts, net	(46,645)	(160,055)	-
Maintenance charges and mortality adjustments	(4,788)	(235)	(714)
Increase (decrease) in net assets from contract transactions	(115,948)	(179,272)	(6,491)
Total increase (decrease) in net assets	(54,934)	(137,013)	22,723
Net assets as of December 31, 2020	$898,995	$512,430	$417,311

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Pioneer Equity Income VCT	Pioneer Real Estate Shares VCT	Pioneer Strategic Income VCT
Net assets as of December 31, 2018	$9,812	$9,179	$134,046
Investment income (loss):
Dividend distributions	270	213	4,265
Investment Expenses:
Mortality and expense risk and administrative charges	(162)	(159)	(2,005)
Net investment income (loss)	108	54	2,260
Increase (decrease) in net assets from operations:
Capital gain distributions	4,592	3,079	-
Realized capital gain (loss) on investments	(60)	(55)	(94)
Change in unrealized appreciation (depreciation)	(2,342)	(686)	8,277
Net gain (loss) on investments	2,190	2,338	8,183
Net increase (decrease) in net assets from operations	2,298	2,392	10,443
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	-	(5,519)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	(5,519)
Total increase (decrease) in net assets	2,298	2,392	4,924
Net assets as of December 31, 2019	$12,110	$11,571	$138,970
Investment income (loss):
Dividend distributions	257	1,099	4,505
Investment Expenses:
Mortality and expense risk and administrative charges	(157)	(874)	(2,004)
Net investment income (loss)	100	225	2,501
Increase (decrease) in net assets from operations:
Capital gain distributions	412	18,115	433
Realized capital gain (loss) on investments	(101)	(1,699)	1,087
Change in unrealized appreciation (depreciation)	(618)	(25,997)	4,053
Net gain (loss) on investments	(307)	(9,581)	5,573
Net increase (decrease) in net assets from operations	(207)	(9,356)	8,074
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(2,350)	(102)
Transfers between subaccounts, net	-	73,807	-
Maintenance charges and mortality adjustments	-	(194)	-
Increase (decrease) in net assets from contract transactions	-	71,263	(102)
Total increase (decrease) in net assets	(207)	61,907	7,972
Net assets as of December 31, 2020	$11,903	$73,478	$146,942

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Power Income VIT	Probabilities Fund	Putnam VT Equity Income
Net assets as of December 31, 2018	$42,966	$189,316	$279,469
Investment income (loss):
Dividend distributions	1,091	-	6,095
Investment Expenses:
Mortality and expense risk and administrative charges	(522)	(1,483)	(4,314)
Net investment income (loss)	569	(1,483)	1,781
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	26,046
Realized capital gain (loss) on investments	(11)	(236)	1,553
Change in unrealized appreciation (depreciation)	2,224	63,355	61,554
Net gain (loss) on investments	2,213	63,119	89,153
Net increase (decrease) in net assets from operations	2,782	61,636	90,934
Contract owner transactions:
Variable annuity deposits	-	98	130,542
Terminations, withdrawals and annuity payments	-	-	(11,356)
Transfers between subaccounts, net	-	-	(11,901)
Maintenance charges and mortality adjustments	(41)	(537)	(153)
Increase (decrease) in net assets from contract transactions	(41)	(439)	107,132
Total increase (decrease) in net assets	2,741	61,197	198,066
Net assets as of December 31, 2019	$45,707	$250,513	$477,535
Investment income (loss):
Dividend distributions	640	-	7,501
Investment Expenses:
Mortality and expense risk and administrative charges	(360)	(1,012)	(3,969)
Net investment income (loss)	280	(1,012)	3,532
Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,999	30,200
Realized capital gain (loss) on investments	(1,713)	(7,693)	6,598
Change in unrealized appreciation (depreciation)	(2,457)	(25,817)	(24,122)
Net gain (loss) on investments	(4,170)	(26,511)	12,676
Net increase (decrease) in net assets from operations	(3,890)	(27,523)	16,208
Contract owner transactions:
Variable annuity deposits	-	18	660
Terminations, withdrawals and annuity payments	(786)	(527)	(2,809)
Transfers between subaccounts, net	(9,359)	(32,175)	(41,146)
Maintenance charges and mortality adjustments	(16)	(565)	(187)
Increase (decrease) in net assets from contract transactions	(10,161)	(33,249)	(43,482)
Total increase (decrease) in net assets	(14,051)	(60,772)	(27,274)
Net assets as of December 31, 2020	$31,656	$189,741	$450,261

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Putnam VT Growth Opportunities	Putnam VT Income	Putnam VT Multi-Asset Absolute Return
Net assets as of December 31, 2018	$155,023	$159,681	$60,578
Investment income (loss):
Dividend distributions	242	5,343	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,731)	(766)	(257)
Net investment income (loss)	(2,489)	4,577	(257)
Increase (decrease) in net assets from operations:
Capital gain distributions	24,509	1,176	-
Realized capital gain (loss) on investments	776	(58)	(630)
Change in unrealized appreciation (depreciation)	31,033	12,459	4,020
Net gain (loss) on investments	56,318	13,577	3,390
Net increase (decrease) in net assets from operations	53,829	18,154	3,133
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(2,689)	(10,887)
Transfers between subaccounts, net	-	-	28
Maintenance charges and mortality adjustments	(664)	-	-
Increase (decrease) in net assets from contract transactions	(664)	(2,689)	(10,859)
Total increase (decrease) in net assets	53,165	15,465	(7,726)
Net assets as of December 31, 2019	$208,188	$175,146	$52,852
Investment income (loss):
Dividend distributions	92	13,980	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,502)	(1,891)	(185)
Net investment income (loss)	(3,410)	12,089	(185)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,992	2,594	-
Realized capital gain (loss) on investments	1,467	(3,998)	(112)
Change in unrealized appreciation (depreciation)	69,884	(1,330)	(3,778)
Net gain (loss) on investments	84,343	(2,734)	(3,890)
Net increase (decrease) in net assets from operations	80,933	9,355	(4,075)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(234)	(4,340)	(724)
Transfers between subaccounts, net	50,799	45,084	-
Maintenance charges and mortality adjustments	(870)	(170)	(41)
Increase (decrease) in net assets from contract transactions	49,695	40,574	(765)
Total increase (decrease) in net assets	130,628	49,929	(4,840)
Net assets as of December 31, 2020	$338,816	$225,075	$48,012

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Putnam VT Small Cap Growth	Rydex VIF Banking	Rydex VIF Basic Materials
Net assets as of December 31, 2018	$8,563	$105,418	$107,608
Investment income (loss):
Dividend distributions	-	954	-
Investment Expenses:
Mortality and expense risk and administrative charges	(155)	(1,060)	(1,460)
Net investment income (loss)	(155)	(106)	(1,460)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,243	-	6,796
Realized capital gain (loss) on investments	(26)	392	(11,542)
Change in unrealized appreciation (depreciation)	1,972	25,681	21,943
Net gain (loss) on investments	3,189	26,073	17,197
Net increase (decrease) in net assets from operations	3,034	25,967	15,737
Contract owner transactions:
Variable annuity deposits	-	538	4
Terminations, withdrawals and annuity payments	-	(24,271)	(3,918)
Transfers between subaccounts, net	-	-	10,746
Maintenance charges and mortality adjustments	(38)	(177)	(102)
Increase (decrease) in net assets from contract transactions	(38)	(23,910)	6,730
Total increase (decrease) in net assets	2,996	2,057	22,467
Net assets as of December 31, 2019	$11,559	$107,475	$130,075
Investment income (loss):
Dividend distributions	-	865	1,490
Investment Expenses:
Mortality and expense risk and administrative charges	(305)	(882)	(1,472)
Net investment income (loss)	(305)	(17)	18
Increase (decrease) in net assets from operations:
Capital gain distributions	467	-	955
Realized capital gain (loss) on investments	1,038	(8,674)	6,793
Change in unrealized appreciation (depreciation)	9,171	(8,153)	30,107
Net gain (loss) on investments	10,676	(16,827)	37,855
Net increase (decrease) in net assets from operations	10,371	(16,844)	37,873
Contract owner transactions:
Variable annuity deposits	9,516	27	10
Terminations, withdrawals and annuity payments	-	(754)	(14,888)
Transfers between subaccounts, net	(745)	(18,550)	4,823
Maintenance charges and mortality adjustments	(55)	(150)	(332)
Increase (decrease) in net assets from contract transactions	8,716	(19,427)	(10,387)
Total increase (decrease) in net assets	19,087	(36,271)	27,486
Net assets as of December 31, 2020	$30,646	$71,204	$157,561

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Biotechnology	Rydex VIF Commodities Strategy	Rydex VIF Consumer Products
Net assets as of December 31, 2018	$513,321	$19,965	$187,371
Investment income (loss):
Dividend distributions	-	322	1,637
Investment Expenses:
Mortality and expense risk and administrative charges	(5,489)	(321)	(2,119)
Net investment income (loss)	(5,489)	1	(482)
Increase (decrease) in net assets from operations:
Capital gain distributions	14,157	-	396
Realized capital gain (loss) on investments	15,536	(94)	4,540
Change in unrealized appreciation (depreciation)	84,510	2,766	29,844
Net gain (loss) on investments	114,203	2,672	34,780
Net increase (decrease) in net assets from operations	108,714	2,673	34,298
Contract owner transactions:
Variable annuity deposits	9,465	-	51
Terminations, withdrawals and annuity payments	(94,805)	(384)	(92,608)
Transfers between subaccounts, net	(39,996)	2,234	(3,737)
Maintenance charges and mortality adjustments	(1,529)	(4)	(196)
Increase (decrease) in net assets from contract transactions	(126,865)	1,846	(96,490)
Total increase (decrease) in net assets	(18,151)	4,519	(62,192)
Net assets as of December 31, 2019	$495,170	$24,484	$125,179
Investment income (loss):
Dividend distributions	-	114	661
Investment Expenses:
Mortality and expense risk and administrative charges	(4,053)	(230)	(1,176)
Net investment income (loss)	(4,053)	(116)	(515)
Increase (decrease) in net assets from operations:
Capital gain distributions	28,854	-	1,033
Realized capital gain (loss) on investments	50,823	(140)	1,111
Change in unrealized appreciation (depreciation)	(20,232)	(5,124)	(308)
Net gain (loss) on investments	59,445	(5,264)	1,836
Net increase (decrease) in net assets from operations	55,392	(5,380)	1,321
Contract owner transactions:
Variable annuity deposits	3	-	46
Terminations, withdrawals and annuity payments	(101,261)	(5)	(25,714)
Transfers between subaccounts, net	(189,622)	(2,134)	(19,080)
Maintenance charges and mortality adjustments	(860)	-	(103)
Increase (decrease) in net assets from contract transactions	(291,740)	(2,139)	(44,851)
Total increase (decrease) in net assets	(236,348)	(7,519)	(43,530)
Net assets as of December 31, 2020	$258,822	$16,965	$81,649

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Dow 2x Strategy(d)	Rydex VIF Electronics	Rydex VIF Energy
Net assets as of December 31, 2018	$356,421	$139,895	$62,348
Investment income (loss):
Dividend distributions	1,277	-	142
Investment Expenses:
Mortality and expense risk and administrative charges	(2,537)	(1,751)	(851)
Net investment income (loss)	(1,260)	(1,751)	(709)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,672	-
Realized capital gain (loss) on investments	(42,020)	16,130	(725)
Change in unrealized appreciation (depreciation)	139,726	59,506	4,860
Net gain (loss) on investments	97,706	77,308	4,135
Net increase (decrease) in net assets from operations	96,446	75,557	3,426
Contract owner transactions:
Variable annuity deposits	408	209	-
Terminations, withdrawals and annuity payments	(226,964)	(56,757)	(1,090)
Transfers between subaccounts, net	(34,004)	146,068	199
Maintenance charges and mortality adjustments	(479)	(732)	(306)
Increase (decrease) in net assets from contract transactions	(261,039)	88,788	(1,197)
Total increase (decrease) in net assets	(164,593)	164,345	2,229
Net assets as of December 31, 2019	$191,828	$304,240	$64,577
Investment income (loss):
Dividend distributions	866	-	527
Investment Expenses:
Mortality and expense risk and administrative charges	(1,306)	(2,298)	(544)
Net investment income (loss)	(440)	(2,298)	(17)
Increase (decrease) in net assets from operations:
Capital gain distributions	12,589	2,875	-
Realized capital gain (loss) on investments	(3,696)	22,415	(7,375)
Change in unrealized appreciation (depreciation)	(23,895)	53,094	(13,683)
Net gain (loss) on investments	(15,002)	78,384	(21,058)
Net increase (decrease) in net assets from operations	(15,442)	76,086	(21,075)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(640)	(73,666)	(129)
Transfers between subaccounts, net	(78,193)	(90,967)	987
Maintenance charges and mortality adjustments	(163)	(934)	(161)
Increase (decrease) in net assets from contract transactions	(78,996)	(165,567)	697
Total increase (decrease) in net assets	(94,438)	(89,481)	(20,378)
Net assets as of December 31, 2020	$97,390	$214,759	$44,199

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Energy Services	Rydex VIF Europe 1.25x Strategy(d)	Rydex VIF Financial Services
Net assets as of December 31, 2018	$28,424	$50,362	$72,380
Investment income (loss):
Dividend distributions	-	12	5,235
Investment Expenses:
Mortality and expense risk and administrative charges	(587)	(147)	(2,414)
Net investment income (loss)	(587)	(135)	2,821
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	24,465
Realized capital gain (loss) on investments	(62,041)	(10,378)	(13,896)
Change in unrealized appreciation (depreciation)	40,290	8,893	14,079
Net gain (loss) on investments	(21,751)	(1,485)	24,648
Net increase (decrease) in net assets from operations	(22,338)	(1,620)	27,469
Contract owner transactions:
Variable annuity deposits	52	-	266
Terminations, withdrawals and annuity payments	(1,797)	-	(138,213)
Transfers between subaccounts, net	22,840	(47,655)	150,371
Maintenance charges and mortality adjustments	(137)	(38)	(851)
Increase (decrease) in net assets from contract transactions	20,958	(47,693)	11,573
Total increase (decrease) in net assets	(1,380)	(49,313)	39,042
Net assets as of December 31, 2019	$27,044	$1,049	$111,422
Investment income (loss):
Dividend distributions	118	-	584
Investment Expenses:
Mortality and expense risk and administrative charges	(191)	(2)	(450)
Net investment income (loss)	(73)	(2)	134
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,200
Realized capital gain (loss) on investments	(627)	(183)	(2,707)
Change in unrealized appreciation (depreciation)	(9,635)	(50)	(10,437)
Net gain (loss) on investments	(10,262)	(233)	(10,944)
Net increase (decrease) in net assets from operations	(10,335)	(235)	(10,810)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(97)	(789)	(9,727)
Transfers between subaccounts, net	-	(1)	(62,801)
Maintenance charges and mortality adjustments	(45)	(1)	(153)
Increase (decrease) in net assets from contract transactions	(142)	(791)	(72,681)
Total increase (decrease) in net assets	(10,477)	(1,026)	(83,491)
Net assets as of December 31, 2020	$16,567	$23	$27,931

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Government Long Bond 1.2x Strategy(d)	Rydex VIF Health Care	Rydex VIF Internet
Net assets as of December 31, 2018	$62,682	$357,892	$140,010
Investment income (loss):
Dividend distributions	817	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(877)	(6,372)	(4,315)
Net investment income (loss)	(60)	(6,372)	(4,315)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	9,856	-
Realized capital gain (loss) on investments	1,915	9,684	8,283
Change in unrealized appreciation (depreciation)	10,741	71,629	48,395
Net gain (loss) on investments	12,656	91,169	56,678
Net increase (decrease) in net assets from operations	12,596	84,797	52,363
Contract owner transactions:
Variable annuity deposits	1	192	39,981
Terminations, withdrawals and annuity payments	(20,337)	(92,750)	(18,952)
Transfers between subaccounts, net	(8,693)	152,309	112,661
Maintenance charges and mortality adjustments	(368)	(2,274)	(1,501)
Increase (decrease) in net assets from contract transactions	(29,397)	57,477	132,189
Total increase (decrease) in net assets	(16,801)	142,274	184,552
Net assets as of December 31, 2019	$45,881	$500,166	$324,562
Investment income (loss):
Dividend distributions	87	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(792)	(4,310)	(3,109)
Net investment income (loss)	(705)	(4,310)	(3,109)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	8,068	3,141
Realized capital gain (loss) on investments	12,524	35,996	21,712
Change in unrealized appreciation (depreciation)	1,380	(9,527)	38,721
Net gain (loss) on investments	13,904	34,537	63,574
Net increase (decrease) in net assets from operations	13,199	30,227	60,465
Contract owner transactions:
Variable annuity deposits	-	7	9,758
Terminations, withdrawals and annuity payments	(36,869)	(104,336)	(23,133)
Transfers between subaccounts, net	467	(141,259)	(119,246)
Maintenance charges and mortality adjustments	(71)	(1,049)	(1,019)
Increase (decrease) in net assets from contract transactions	(36,473)	(246,637)	(133,640)
Total increase (decrease) in net assets	(23,274)	(216,410)	(73,175)
Net assets as of December 31, 2020	$22,607	$283,756	$251,387

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Inverse Dow 2x Strategy(d)	Rydex VIF Inverse Government Long Bond Strategy(d)	Rydex VIF Inverse NASDAQ-100® Strategy(d)
Net assets as of December 31, 2018	$-	$113,082	$36,093
Investment income (loss):
Dividend distributions	-	-	72
Investment Expenses:
Mortality and expense risk and administrative charges	-	(245)	(93)
Net investment income (loss)	-	(245)	(21)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	-	(4,546)	(10,744)
Change in unrealized appreciation (depreciation)	-	(2,882)	4,806
Net gain (loss) on investments	-	(7,428)	(5,938)
Net increase (decrease) in net assets from operations	-	(7,673)	(5,959)
Contract owner transactions:
Variable annuity deposits	-	223	113
Terminations, withdrawals and annuity payments	-	(79,724)	(21,681)
Transfers between subaccounts, net	-	(142)	256
Maintenance charges and mortality adjustments	-	(97)	(6)
Increase (decrease) in net assets from contract transactions	-	(79,740)	(21,318)
Total increase (decrease) in net assets	-	(87,413)	(27,277)
Net assets as of December 31, 2019	$-	$25,669	$8,816
Investment income (loss):
Dividend distributions	84	7	88
Investment Expenses:
Mortality and expense risk and administrative charges	(240)	(35)	(31)
Net investment income (loss)	(156)	(28)	57
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(19,402)	(7,418)	(9,114)
Change in unrealized appreciation (depreciation)	-	3,077	5,761
Net gain (loss) on investments	(19,402)	(4,341)	(3,353)
Net increase (decrease) in net assets from operations	(19,558)	(4,369)	(3,296)
Contract owner transactions:
Variable annuity deposits	-	61	-
Terminations, withdrawals and annuity payments	(22,013)	(18,872)	(10,120)
Transfers between subaccounts, net	41,575	3,135	4,606
Maintenance charges and mortality adjustments	(4)	(21)	(6)
Increase (decrease) in net assets from contract transactions	19,558	(15,697)	(5,520)
Total increase (decrease) in net assets	-	(20,066)	(8,816)
Net assets as of December 31, 2020	$-	$5,603	$-

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Inverse Russell 2000® Strategy(d)	Rydex VIF Inverse S&P 500 Strategy(d)	Rydex VIF Japan 2x Strategy(d)
Net assets as of December 31, 2018	$1,276	$25,307	$48,286
Investment income (loss):
Dividend distributions	7	58	771
Investment Expenses:
Mortality and expense risk and administrative charges	(14)	(48)	(768)
Net investment income (loss)	(7)	10	3
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(8)	234	(980)
Change in unrealized appreciation (depreciation)	(263)	(3,005)	17,737
Net gain (loss) on investments	(271)	(2,771)	16,757
Net increase (decrease) in net assets from operations	(278)	(2,761)	16,760
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(45)	(119)
Transfers between subaccounts, net	11	(16,429)	(4,844)
Maintenance charges and mortality adjustments	(33)	-	(91)
Increase (decrease) in net assets from contract transactions	(22)	(16,474)	(5,054)
Total increase (decrease) in net assets	(300)	(19,235)	11,706
Net assets as of December 31, 2019	$976	$6,072	$59,992
Investment income (loss):
Dividend distributions	7	38	587
Investment Expenses:
Mortality and expense risk and administrative charges	(12)	(39)	(801)
Net investment income (loss)	(5)	(1)	(214)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(8)	(226)	(57)
Change in unrealized appreciation (depreciation)	(284)	(1,530)	23,216
Net gain (loss) on investments	(292)	(1,756)	23,159
Net increase (decrease) in net assets from operations	(297)	(1,757)	22,945
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	-	(38)	(122)
Transfers between subaccounts, net	(5)	260	-
Maintenance charges and mortality adjustments	(32)	(4)	(93)
Increase (decrease) in net assets from contract transactions	(37)	218	(215)
Total increase (decrease) in net assets	(334)	(1,539)	22,730
Net assets as of December 31, 2020	$642	$4,533	$82,722

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Leisure	Rydex VIF Mid-Cap 1.5x Strategy(d)	Rydex VIF NASDAQ-100®
Net assets as of December 31, 2018	$67,199	$45,166	$771,165
Investment income (loss):
Dividend distributions	179	593	1,336
Investment Expenses:
Mortality and expense risk and administrative charges	(1,046)	(718)	(7,958)
Net investment income (loss)	(867)	(125)	(6,622)
Increase (decrease) in net assets from operations:
Capital gain distributions	717	-	24,152
Realized capital gain (loss) on investments	822	(767)	(7,869)
Change in unrealized appreciation (depreciation)	17,494	16,315	162,156
Net gain (loss) on investments	19,033	15,548	178,439
Net increase (decrease) in net assets from operations	18,166	15,423	171,817
Contract owner transactions:
Variable annuity deposits	-	-	209
Terminations, withdrawals and annuity payments	(7,054)	(701)	(133,277)
Transfers between subaccounts, net	-	-	(325,552)
Maintenance charges and mortality adjustments	(217)	(64)	(2,597)
Increase (decrease) in net assets from contract transactions	(7,271)	(765)	(461,217)
Total increase (decrease) in net assets	10,895	14,658	(289,400)
Net assets as of December 31, 2019	$78,094	$59,824	$481,765
Investment income (loss):
Dividend distributions	-	447	862
Investment Expenses:
Mortality and expense risk and administrative charges	(698)	(638)	(3,688)
Net investment income (loss)	(698)	(191)	(2,826)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,484	1,667	34,396
Realized capital gain (loss) on investments	4,773	(1,095)	48,200
Change in unrealized appreciation (depreciation)	(1,677)	4,766	28,319
Net gain (loss) on investments	4,580	5,338	110,915
Net increase (decrease) in net assets from operations	3,882	5,147	108,089
Contract owner transactions:
Variable annuity deposits	-	12	5,710
Terminations, withdrawals and annuity payments	(39,066)	(674)	(88,201)
Transfers between subaccounts, net	(85)	4	(162,828)
Maintenance charges and mortality adjustments	(80)	(59)	(988)
Increase (decrease) in net assets from contract transactions	(39,231)	(717)	(246,307)
Total increase (decrease) in net assets	(35,349)	4,430	(138,218)
Net assets as of December 31, 2020	$42,745	$64,254	$343,547

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF NASDAQ-100® 2x Strategy(d)	Rydex VIF Nova(d)	Rydex VIF Precious Metals
Net assets as of December 31, 2018	$419,890	$371,077	$128,818
Investment income (loss):
Dividend distributions	160	885	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,702)	(981)	(1,911)
Net investment income (loss)	(1,542)	(96)	(1,911)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(42,135)	(88,570)	(690)
Change in unrealized appreciation (depreciation)	114,561	100,827	80,270
Net gain (loss) on investments	72,426	12,257	79,580
Net increase (decrease) in net assets from operations	70,884	12,161	77,669
Contract owner transactions:
Variable annuity deposits	71	-	516
Terminations, withdrawals and annuity payments	(273,134)	(6,848)	(4,366)
Transfers between subaccounts, net	(192,919)	(282,944)	29,083
Maintenance charges and mortality adjustments	(781)	(330)	(422)
Increase (decrease) in net assets from contract transactions	(466,763)	(290,122)	24,811
Total increase (decrease) in net assets	(395,879)	(277,961)	102,480
Net assets as of December 31, 2019	$24,011	$93,116	$231,298
Investment income (loss):
Dividend distributions	67	273	7,611
Investment Expenses:
Mortality and expense risk and administrative charges	(301)	(593)	(2,258)
Net investment income (loss)	(234)	(320)	5,353
Increase (decrease) in net assets from operations:
Capital gain distributions	4,848	3,206	-
Realized capital gain (loss) on investments	12,443	(7,447)	37,720
Change in unrealized appreciation (depreciation)	(3,711)	(4,887)	(8,141)
Net gain (loss) on investments	13,580	(9,128)	29,579
Net increase (decrease) in net assets from operations	13,346	(9,448)	34,932
Contract owner transactions:
Variable annuity deposits	-	-	10,396
Terminations, withdrawals and annuity payments	(1,712)	(8,079)	(1,023)
Transfers between subaccounts, net	(27,913)	(38,863)	(105,303)
Maintenance charges and mortality adjustments	(64)	(205)	(457)
Increase (decrease) in net assets from contract transactions	(29,689)	(47,147)	(96,387)
Total increase (decrease) in net assets	(16,343)	(56,595)	(61,455)
Net assets as of December 31, 2020	$7,668	$36,521	$169,843

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Real Estate	Rydex VIF Retailing	Rydex VIF Russell 2000® 1.5x Strategy(d)
Net assets as of December 31, 2018	$108,916	$74,326	$496,841
Investment income (loss):
Dividend distributions	4,386	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(2,871)	(869)	(370)
Net investment income (loss)	1,515	(869)	(370)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,164	-	-
Realized capital gain (loss) on investments	9,276	(52)	(209,410)
Change in unrealized appreciation (depreciation)	34,865	18,049	203,209
Net gain (loss) on investments	46,305	17,997	(6,201)
Net increase (decrease) in net assets from operations	47,820	17,128	(6,571)
Contract owner transactions:
Variable annuity deposits	916	-	-
Terminations, withdrawals and annuity payments	(6,877)	(2,346)	(2,320)
Transfers between subaccounts, net	81,108	334	(487,256)
Maintenance charges and mortality adjustments	(1,180)	(254)	(130)
Increase (decrease) in net assets from contract transactions	73,967	(2,266)	(489,706)
Total increase (decrease) in net assets	121,787	14,862	(496,277)
Net assets as of December 31, 2019	$230,703	$89,188	$564
Investment income (loss):
Dividend distributions	5,094	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1,618)	(452)	(8)
Net investment income (loss)	3,476	(452)	(8)
Increase (decrease) in net assets from operations:
Capital gain distributions	4,720	-	16
Realized capital gain (loss) on investments	2,638	9,850	76
Change in unrealized appreciation (depreciation)	(22,696)	1,824	32
Net gain (loss) on investments	(15,338)	11,674	124
Net increase (decrease) in net assets from operations	(11,862)	11,222	116
Contract owner transactions:
Variable annuity deposits	-	5,647	-
Terminations, withdrawals and annuity payments	(12,784)	(40,164)	(56)
Transfers between subaccounts, net	(110,890)	(26,936)	4,756
Maintenance charges and mortality adjustments	(560)	(120)	(12)
Increase (decrease) in net assets from contract transactions	(124,234)	(61,573)	4,688
Total increase (decrease) in net assets	(136,096)	(50,351)	4,804
Net assets as of December 31, 2020	$94,607	$38,837	$5,368

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Russell 2000® 2x Strategy(d)	Rydex VIF S&P 500 2x Strategy(d)	Rydex VIF S&P 500 Pure Growth
Net assets as of December 31, 2018	$10,527	$246,994	$807,744
Investment income (loss):
Dividend distributions	68	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(172)	(2,688)	(6,098)
Net investment income (loss)	(104)	(2,688)	(6,098)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	11,968
Realized capital gain (loss) on investments	4,873	6,717	(122,142)
Change in unrealized appreciation (depreciation)	(19)	85,547	199,352
Net gain (loss) on investments	4,854	92,264	89,178
Net increase (decrease) in net assets from operations	4,750	89,576	83,080
Contract owner transactions:
Variable annuity deposits	-	60,650	567
Terminations, withdrawals and annuity payments	-	(179,805)	(29,407)
Transfers between subaccounts, net	(14,869)	(38,855)	(289,173)
Maintenance charges and mortality adjustments	(151)	(662)	(2,633)
Increase (decrease) in net assets from contract transactions	(15,020)	(158,672)	(320,646)
Total increase (decrease) in net assets	(10,270)	(69,096)	(237,566)
Net assets as of December 31, 2019	$257	$177,898	$570,178
Investment income (loss):
Dividend distributions	1	755	-
Investment Expenses:
Mortality and expense risk and administrative charges	(1)	(1,911)	(4,169)
Net investment income (loss)	-	(1,156)	(4,169)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	18,131	79,808
Realized capital gain (loss) on investments	1	9,144	20,010
Change in unrealized appreciation (depreciation)	41	(8,543)	(22,267)
Net gain (loss) on investments	42	18,732	77,551
Net increase (decrease) in net assets from operations	42	17,576	73,382
Contract owner transactions:
Variable annuity deposits	-	-	720
Terminations, withdrawals and annuity payments	-	(673)	(144,980)
Transfers between subaccounts, net	(2)	(39,543)	(170,435)
Maintenance charges and mortality adjustments	(1)	(274)	(1,502)
Increase (decrease) in net assets from contract transactions	(3)	(40,490)	(316,197)
Total increase (decrease) in net assets	39	(22,914)	(242,815)
Net assets as of December 31, 2020	$296	$154,984	$327,363

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF S&P 500 Pure Value	Rydex VIF S&P MidCap 400 Pure Growth	Rydex VIF S&P MidCap 400 Pure Value
Net assets as of December 31, 2018	$433,409	$178,296	$138,894
Investment income (loss):
Dividend distributions	7,139	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(10,042)	(2,023)	(1,740)
Net investment income (loss)	(2,903)	(2,023)	(1,740)
Increase (decrease) in net assets from operations:
Capital gain distributions	10,701	-	-
Realized capital gain (loss) on investments	(2,936)	(11,312)	(4,535)
Change in unrealized appreciation (depreciation)	126,513	33,897	35,454
Net gain (loss) on investments	134,278	22,585	30,919
Net increase (decrease) in net assets from operations	131,375	20,562	29,179
Contract owner transactions:
Variable annuity deposits	20,102	90	90
Terminations, withdrawals and annuity payments	(110,382)	(42,711)	(3,564)
Transfers between subaccounts, net	397,747	(4,521)	3,700
Maintenance charges and mortality adjustments	(4,775)	(396)	(452)
Increase (decrease) in net assets from contract transactions	302,692	(47,538)	(226)
Total increase (decrease) in net assets	434,067	(26,976)	28,953
Net assets as of December 31, 2019	$867,476	$151,320	$167,847
Investment income (loss):
Dividend distributions	11,512	-	487
Investment Expenses:
Mortality and expense risk and administrative charges	(6,190)	(1,543)	(1,311)
Net investment income (loss)	5,322	(1,543)	(824)
Increase (decrease) in net assets from operations:
Capital gain distributions	44,240	5,425	4,473
Realized capital gain (loss) on investments	(60,743)	(11,021)	(11,146)
Change in unrealized appreciation (depreciation)	16,100	40,796	10,169
Net gain (loss) on investments	(403)	35,200	3,496
Net increase (decrease) in net assets from operations	4,919	33,657	2,672
Contract owner transactions:
Variable annuity deposits	22,295	120	204
Terminations, withdrawals and annuity payments	(69,068)	(1,551)	(3,109)
Transfers between subaccounts, net	(163,518)	(16,494)	(19,982)
Maintenance charges and mortality adjustments	(2,729)	(214)	(372)
Increase (decrease) in net assets from contract transactions	(213,020)	(18,139)	(23,259)
Total increase (decrease) in net assets	(208,101)	15,518	(20,587)
Net assets as of December 31, 2020	$659,375	$166,838	$147,260

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF S&P SmallCap 600 Pure Growth	Rydex VIF S&P SmallCap 600 Pure Value	Rydex VIF Strengthening Dollar 2x Strategy(d)
Net assets as of December 31, 2018	$551,788	$206,224	$10,732
Investment income (loss):
Dividend distributions	-	189	100
Investment Expenses:
Mortality and expense risk and administrative charges	(1,949)	(2,148)	(186)
Net investment income (loss)	(1,949)	(1,959)	(86)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(129,356)	(45,751)	1,270
Change in unrealized appreciation (depreciation)	146,041	106,603	(379)
Net gain (loss) on investments	16,685	60,852	891
Net increase (decrease) in net assets from operations	14,736	58,893	805
Contract owner transactions:
Variable annuity deposits	270	630	-
Terminations, withdrawals and annuity payments	(193)	(169)	(1,179)
Transfers between subaccounts, net	(256,947)	52,091	(7,011)
Maintenance charges and mortality adjustments	(896)	(885)	(2)
Increase (decrease) in net assets from contract transactions	(257,766)	51,667	(8,192)
Total increase (decrease) in net assets	(243,030)	110,560	(7,387)
Net assets as of December 31, 2019	$308,758	$316,784	$3,345
Investment income (loss):
Dividend distributions	-	-	23
Investment Expenses:
Mortality and expense risk and administrative charges	(524)	(2,785)	(75)
Net investment income (loss)	(524)	(2,785)	(52)
Increase (decrease) in net assets from operations:
Capital gain distributions	1,887	-	-
Realized capital gain (loss) on investments	22,838	(1,461)	(30)
Change in unrealized appreciation (depreciation)	(10,844)	(16,810)	(508)
Net gain (loss) on investments	13,881	(18,271)	(538)
Net increase (decrease) in net assets from operations	13,357	(21,056)	(590)
Contract owner transactions:
Variable annuity deposits	360	840	-
Terminations, withdrawals and annuity payments	(14,604)	(16,135)	(413)
Transfers between subaccounts, net	(252,585)	(5,094)	200
Maintenance charges and mortality adjustments	(99)	(1,231)	(3)
Increase (decrease) in net assets from contract transactions	(266,928)	(21,620)	(216)
Total increase (decrease) in net assets	(253,571)	(42,676)	(806)
Net assets as of December 31, 2020	$55,187	$274,108	$2,539

(d) Closed to new investments. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF Technology	Rydex VIF Telecommunications	Rydex VIF Transportation
Net assets as of December 31, 2018	$121,429	$28,731	$1,038
Investment income (loss):
Dividend distributions	-	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(6,095)	(154)	(16)
Net investment income (loss)	(6,095)	(154)	(16)
Increase (decrease) in net assets from operations:
Capital gain distributions	31,803	-	1
Realized capital gain (loss) on investments	51,384	80	(16)
Change in unrealized appreciation (depreciation)	53,487	3,634	244
Net gain (loss) on investments	136,674	3,714	229
Net increase (decrease) in net assets from operations	130,579	3,560	213
Contract owner transactions:
Variable annuity deposits	155	-	140
Terminations, withdrawals and annuity payments	(159,005)	(70)	(100)
Transfers between subaccounts, net	264,869	(2,022)	-
Maintenance charges and mortality adjustments	(2,701)	(7)	(12)
Increase (decrease) in net assets from contract transactions	103,318	(2,099)	28
Total increase (decrease) in net assets	233,897	1,461	241
Net assets as of December 31, 2019	$355,326	$30,192	$1,279
Investment income (loss):
Dividend distributions	-	282	2
Investment Expenses:
Mortality and expense risk and administrative charges	(3,447)	(87)	(69)
Net investment income (loss)	(3,447)	195	(67)
Increase (decrease) in net assets from operations:
Capital gain distributions	6,223	-	36
Realized capital gain (loss) on investments	16,812	1,114	15
Change in unrealized appreciation (depreciation)	43,132	(2,204)	4,171
Net gain (loss) on investments	66,167	(1,090)	4,222
Net increase (decrease) in net assets from operations	62,720	(895)	4,155
Contract owner transactions:
Variable annuity deposits	10,592	-	-
Terminations, withdrawals and annuity payments	(47,622)	-	(247)
Transfers between subaccounts, net	(86,696)	(29,292)	13,545
Maintenance charges and mortality adjustments	(1,483)	(5)	(23)
Increase (decrease) in net assets from contract transactions	(125,209)	(29,297)	13,275
Total increase (decrease) in net assets	(62,489)	(30,192)	17,430
Net assets as of December 31, 2020	$292,837	$-	$18,709

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Rydex VIF U.S. Government Money Market(c)	Rydex VIF Utilities	Rydex VIF Weakening Dollar 2x Strategy(d)
Net assets as of December 31, 2018	$3,568,685	$374,003	$620
Investment income (loss):
Dividend distributions	29,693	497	-
Investment Expenses:
Mortality and expense risk and administrative charges	(33,742)	(2,700)	-
Net investment income (loss)	(4,049)	(2,203)	-
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1)	33,798	5
Change in unrealized appreciation (depreciation)	(1)	25,235	(3)
Net gain (loss) on investments	(2)	59,033	2
Net increase (decrease) in net assets from operations	(4,051)	56,830	2
Contract owner transactions:
Variable annuity deposits	665,662	38	-
Terminations, withdrawals and annuity payments	(2,070,446)	(70,241)	(2)
Transfers between subaccounts, net	592,891	(190,522)	(620)
Maintenance charges and mortality adjustments	(8,157)	(875)	-
Increase (decrease) in net assets from contract transactions	(820,050)	(261,600)	(622)
Total increase (decrease) in net assets	(824,101)	(204,770)	(620)
Net assets as of December 31, 2019	$2,744,584	$169,233	$-
Investment income (loss):
Dividend distributions	1,783	1,936	-
Investment Expenses:
Mortality and expense risk and administrative charges	(46,037)	(977)	(88)
Net investment income (loss)	(44,254)	959	(88)
Increase (decrease) in net assets from operations:
Capital gain distributions	260	1,709	-
Realized capital gain (loss) on investments	-	(13,926)	167
Change in unrealized appreciation (depreciation)	2	(19,580)	1,040
Net gain (loss) on investments	262	(31,797)	1,207
Net increase (decrease) in net assets from operations	(43,992)	(30,838)	1,119
Contract owner transactions:
Variable annuity deposits	827,272	30	-
Terminations, withdrawals and annuity payments	(711,444)	(21,361)	(1,206)
Transfers between subaccounts, net	1,356,767	(32,817)	18,821
Maintenance charges and mortality adjustments	(11,694)	(301)	(7)
Increase (decrease) in net assets from contract transactions	1,460,901	(54,449)	17,608
Total increase (decrease) in net assets	1,416,909	(85,287)	18,727
Net assets as of December 31, 2020	$4,161,493	$83,946	$18,727

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Blue Chip Growth	T. Rowe Price Equity Income	T. Rowe Price Health Sciences
Net assets as of December 31, 2018	$719,347	$526,278	$461,865
Investment income (loss):
Dividend distributions	-	11,356	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,713)	(3,758)	(3,026)
Net investment income (loss)	(7,713)	7,598	(3,026)
Increase (decrease) in net assets from operations:
Capital gain distributions	23,635	32,776	12,008
Realized capital gain (loss) on investments	19,078	(7,481)	23,426
Change in unrealized appreciation (depreciation)	160,988	92,765	58,526
Net gain (loss) on investments	203,701	118,060	93,960
Net increase (decrease) in net assets from operations	195,988	125,658	90,934
Contract owner transactions:
Variable annuity deposits	145,861	15,586	29,888
Terminations, withdrawals and annuity payments	(130,437)	(69,538)	(227,803)
Transfers between subaccounts, net	(28,066)	(50,125)	(79,483)
Maintenance charges and mortality adjustments	(896)	-	(699)
Increase (decrease) in net assets from contract transactions	(13,538)	(104,077)	(278,097)
Total increase (decrease) in net assets	182,450	21,581	(187,163)
Net assets as of December 31, 2019	$901,797	$547,859	$274,702
Investment income (loss):
Dividend distributions	-	9,194	-
Investment Expenses:
Mortality and expense risk and administrative charges	(9,507)	(2,051)	(2,497)
Net investment income (loss)	(9,507)	7,143	(2,497)
Increase (decrease) in net assets from operations:
Capital gain distributions	40,966	10,485	17,458
Realized capital gain (loss) on investments	125,446	(21,115)	4,195
Change in unrealized appreciation (depreciation)	107,918	(11,648)	43,642
Net gain (loss) on investments	274,330	(22,278)	65,295
Net increase (decrease) in net assets from operations	264,823	(15,135)	62,798
Contract owner transactions:
Variable annuity deposits	225,702	6,606	15,230
Terminations, withdrawals and annuity payments	(80,856)	(46,226)	(21,434)
Transfers between subaccounts, net	(51,438)	-	(19,418)
Maintenance charges and mortality adjustments	(1,235)	(164)	(567)
Increase (decrease) in net assets from contract transactions	92,173	(39,784)	(26,189)
Total increase (decrease) in net assets	356,996	(54,919)	36,609
Net assets as of December 31, 2020	$1,258,793	$492,940	$311,311

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	T. Rowe Price Limited-Term Bond	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund
Net assets as of December 31, 2018	$77,990	$354,878	$337,424
Investment income (loss):
Dividend distributions	1,582	3,135	6,154
Investment Expenses:
Mortality and expense risk and administrative charges	(906)	(3,024)	(2,016)
Net investment income (loss)	676	111	4,138
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	3,673
Realized capital gain (loss) on investments	56	(13,487)	(966)
Change in unrealized appreciation (depreciation)	1,402	89,251	33,308
Net gain (loss) on investments	1,458	75,764	36,015
Net increase (decrease) in net assets from operations	2,134	75,875	40,153
Contract owner transactions:
Variable annuity deposits	879	195	268
Terminations, withdrawals and annuity payments	(13,616)	(10,315)	(5,312)
Transfers between subaccounts, net	-	26,762	3,154
Maintenance charges and mortality adjustments	-	(273)	(310)
Increase (decrease) in net assets from contract transactions	(12,737)	16,369	(2,200)
Total increase (decrease) in net assets	(10,603)	92,244	37,953
Net assets as of December 31, 2019	$67,387	$447,122	$375,377
Investment income (loss):
Dividend distributions	1,102	10,886	22,317
Investment Expenses:
Mortality and expense risk and administrative charges	(749)	(3,044)	(6,039)
Net investment income (loss)	353	7,842	16,278
Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,832	-
Realized capital gain (loss) on investments	106	(36,378)	(17,124)
Change in unrealized appreciation (depreciation)	1,634	(2,891)	25,378
Net gain (loss) on investments	1,740	(32,437)	8,254
Net increase (decrease) in net assets from operations	2,093	(24,595)	24,532
Contract owner transactions:
Variable annuity deposits	72	1	432
Terminations, withdrawals and annuity payments	(5,245)	(40,306)	(74,729)
Transfers between subaccounts, net	-	(105,163)	420,275
Maintenance charges and mortality adjustments	(15)	(858)	(3,076)
Increase (decrease) in net assets from contract transactions	(5,188)	(146,326)	342,902
Total increase (decrease) in net assets	(3,095)	(170,921)	367,434
Net assets as of December 31, 2020	$64,292	$276,201	$742,811

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Templeton Global Bond VIP Fund	VanEck VIP Global Gold	VanEck VIP Global Hard Assets
Net assets as of December 31, 2018	$442,879	$5,727	$61,867
Investment income (loss):
Dividend distributions	31,047	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(3,971)	(74)	(294)
Net investment income (loss)	27,076	(74)	(294)
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(1,021)	20	(1,632)
Change in unrealized appreciation (depreciation)	(21,898)	1,742	8,557
Net gain (loss) on investments	(22,919)	1,762	6,925
Net increase (decrease) in net assets from operations	4,157	1,688	6,631
Contract owner transactions:
Variable annuity deposits	11,438	-	134
Terminations, withdrawals and annuity payments	(34,824)	(3,219)	(2,881)
Transfers between subaccounts, net	(37,844)	-	-
Maintenance charges and mortality adjustments	(100)	-	-
Increase (decrease) in net assets from contract transactions	(61,330)	(3,219)	(2,747)
Total increase (decrease) in net assets	(57,173)	(1,531)	3,884
Net assets as of December 31, 2019	$385,706	$4,196	$65,751
Investment income (loss):
Dividend distributions	22,493	475	413
Investment Expenses:
Mortality and expense risk and administrative charges	(2,234)	(294)	(206)
Net investment income (loss)	20,259	181	207
Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(13,405)	76	(1,848)
Change in unrealized appreciation (depreciation)	(28,410)	(2,910)	12,744
Net gain (loss) on investments	(41,815)	(2,834)	10,896
Net increase (decrease) in net assets from operations	(21,556)	(2,653)	11,103
Contract owner transactions:
Variable annuity deposits	3,263	-	9
Terminations, withdrawals and annuity payments	(67,319)	(645)	(2,452)
Transfers between subaccounts, net	(73,377)	66,678	-
Maintenance charges and mortality adjustments	(105)	(25)	(20)
Increase (decrease) in net assets from contract transactions	(137,538)	66,008	(2,463)
Total increase (decrease) in net assets	(159,094)	63,355	8,640
Net assets as of December 31, 2020	$226,612	$67,551	$74,391

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Balanced	Vanguard® VIF Capital Growth	Vanguard® VIF Conservative Allocation
Net assets as of December 31, 2018	$92,134	$13,796	$247,958
Investment income (loss):
Dividend distributions	2,720	169	6,011
Investment Expenses:
Mortality and expense risk and administrative charges	(1,476)	(287)	(4,988)
Net investment income (loss)	1,244	(118)	1,023
Increase (decrease) in net assets from operations:
Capital gain distributions	5,469	412	6,200
Realized capital gain (loss) on investments	(1,791)	49	157
Change in unrealized appreciation (depreciation)	14,035	2,991	26,587
Net gain (loss) on investments	17,713	3,452	32,944
Net increase (decrease) in net assets from operations	18,957	3,334	33,967
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(1,524)	-	-
Transfers between subaccounts, net	(36)	-	-
Maintenance charges and mortality adjustments	-	-	-
Increase (decrease) in net assets from contract transactions	(1,560)	-	-
Total increase (decrease) in net assets	17,397	3,334	33,967
Net assets as of December 31, 2019	$109,531	$17,130	$281,925
Investment income (loss):
Dividend distributions	3,680	285	3,741
Investment Expenses:
Mortality and expense risk and administrative charges	(2,614)	(446)	(3,451)
Net investment income (loss)	1,066	(161)	290
Increase (decrease) in net assets from operations:
Capital gain distributions	4,488	607	2,297
Realized capital gain (loss) on investments	(206)	84	(4,033)
Change in unrealized appreciation (depreciation)	26,264	5,123	2,528
Net gain (loss) on investments	30,546	5,814	792
Net increase (decrease) in net assets from operations	31,612	5,653	1,082
Contract owner transactions:
Variable annuity deposits	99,492	8,167	-
Terminations, withdrawals and annuity payments	(12,869)	-	-
Transfers between subaccounts, net	15,000	-	(109,697)
Maintenance charges and mortality adjustments	(68)	-	-
Increase (decrease) in net assets from contract transactions	101,555	8,167	(109,697)
Total increase (decrease) in net assets	133,167	13,820	(108,615)
Net assets as of December 31, 2020	$242,698	$30,950	$173,310

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Equity Income	Vanguard® VIF Equity Index	Vanguard® VIF Global Bond Index
Net assets as of December 31, 2018	$446,396	$231,177	$-
Investment income (loss):
Dividend distributions	9,211	3,304	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,321)	(900)	(29)
Net investment income (loss)	1,890	2,404	(29)
Increase (decrease) in net assets from operations:
Capital gain distributions	22,369	4,326	-
Realized capital gain (loss) on investments	2,207	35,454	-
Change in unrealized appreciation (depreciation)	57,455	10,544	(5)
Net gain (loss) on investments	82,031	50,324	(5)
Net increase (decrease) in net assets from operations	83,921	52,728	(34)
Contract owner transactions:
Variable annuity deposits	-	-	-
Terminations, withdrawals and annuity payments	(5,247)	(816)	-
Transfers between subaccounts, net	(68,065)	(86,781)	9,843
Maintenance charges and mortality adjustments	(823)	(23)	-
Increase (decrease) in net assets from contract transactions	(74,135)	(87,620)	9,843
Total increase (decrease) in net assets	9,786	(34,892)	9,809
Net assets as of December 31, 2019	$456,182	$196,285	$9,809
Investment income (loss):
Dividend distributions	11,569	5,024	154
Investment Expenses:
Mortality and expense risk and administrative charges	(7,943)	(3,128)	(189)
Net investment income (loss)	3,626	1,896	(35)
Increase (decrease) in net assets from operations:
Capital gain distributions	14,439	5,893	37
Realized capital gain (loss) on investments	(904)	367	7
Change in unrealized appreciation (depreciation)	8,176	83,466	453
Net gain (loss) on investments	21,711	89,726	497
Net increase (decrease) in net assets from operations	25,337	91,622	462
Contract owner transactions:
Variable annuity deposits	70,333	250,750	-
Terminations, withdrawals and annuity payments	(6,591)	(1,246)	-
Transfers between subaccounts, net	-	17,011	(11)
Maintenance charges and mortality adjustments	(821)	(144)	-
Increase (decrease) in net assets from contract transactions	62,921	266,371	(11)
Total increase (decrease) in net assets	88,258	357,993	451
Net assets as of December 31, 2020	$544,440	$554,278	$10,260

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Growth	Vanguard® VIF High Yield Bond	Vanguard® VIF International
Net assets as of December 31, 2018	$128,304	$-	$326,259
Investment income (loss):
Dividend distributions	600	-	4,904
Investment Expenses:
Mortality and expense risk and administrative charges	(2,811)	(100)	(5,376)
Net investment income (loss)	(2,211)	(100)	(472)
Increase (decrease) in net assets from operations:
Capital gain distributions	16,610	-	10,694
Realized capital gain (loss) on investments	(241)	1	9,148
Change in unrealized appreciation (depreciation)	25,625	464	67,212
Net gain (loss) on investments	41,994	465	87,054
Net increase (decrease) in net assets from operations	39,783	365	86,582
Contract owner transactions:
Variable annuity deposits	-	2	-
Terminations, withdrawals and annuity payments	(4,498)	-	(35,345)
Transfers between subaccounts, net	-	18,788	(23,287)
Maintenance charges and mortality adjustments	-	-	(314)
Increase (decrease) in net assets from contract transactions	(4,498)	18,790	(58,946)
Total increase (decrease) in net assets	35,285	19,155	27,636
Net assets as of December 31, 2019	$163,589	$19,155	$353,895
Investment income (loss):
Dividend distributions	686	3,577	3,605
Investment Expenses:
Mortality and expense risk and administrative charges	(3,730)	(1,556)	(5,018)
Net investment income (loss)	(3,044)	2,021	(1,413)
Increase (decrease) in net assets from operations:
Capital gain distributions	9,744	-	6,589
Realized capital gain (loss) on investments	1,072	(7)	28,792
Change in unrealized appreciation (depreciation)	63,068	7,395	149,721
Net gain (loss) on investments	73,884	7,388	185,102
Net increase (decrease) in net assets from operations	70,840	9,409	183,689
Contract owner transactions:
Variable annuity deposits	17,239	131,366	54,116
Terminations, withdrawals and annuity payments	(5,117)	-	(10,830)
Transfers between subaccounts, net	-	-	(13,547)
Maintenance charges and mortality adjustments	-	(43)	(117)
Increase (decrease) in net assets from contract transactions	12,122	131,323	29,622
Total increase (decrease) in net assets	82,962	140,732	213,311
Net assets as of December 31, 2020	$246,551	$159,887	$567,206

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Mid-Cap Index	Vanguard® VIF Moderate Allocation	Vanguard® VIF Real Estate Index
Net assets as of December 31, 2018	$285,182	$131,060	$46,834
Investment income (loss):
Dividend distributions	4,583	3,722	292
Investment Expenses:
Mortality and expense risk and administrative charges	(2,131)	(2,644)	(77)
Net investment income (loss)	2,452	1,078	215
Increase (decrease) in net assets from operations:
Capital gain distributions	23,626	4,010	528
Realized capital gain (loss) on investments	2,517	4,314	(199)
Change in unrealized appreciation (depreciation)	56,216	21,380	6,554
Net gain (loss) on investments	82,359	29,704	6,883
Net increase (decrease) in net assets from operations	84,811	30,782	7,098
Contract owner transactions:
Variable annuity deposits	1	227,451	15
Terminations, withdrawals and annuity payments	(6,376)	(83,063)	(2,123)
Transfers between subaccounts, net	30,268	(14)	(41,426)
Maintenance charges and mortality adjustments	(6)	-	(11)
Increase (decrease) in net assets from contract transactions	23,887	144,374	(43,545)
Total increase (decrease) in net assets	108,698	175,156	(36,447)
Net assets as of December 31, 2019	$393,880	$306,216	$10,387
Investment income (loss):
Dividend distributions	5,995	6,156	791
Investment Expenses:
Mortality and expense risk and administrative charges	(3,321)	(2,848)	(469)
Net investment income (loss)	2,674	3,308	322
Increase (decrease) in net assets from operations:
Capital gain distributions	22,447	5,664	498
Realized capital gain (loss) on investments	28	(2,810)	(65)
Change in unrealized appreciation (depreciation)	62,335	10,852	(1,801)
Net gain (loss) on investments	84,810	13,706	(1,368)
Net increase (decrease) in net assets from operations	87,484	17,014	(1,046)
Contract owner transactions:
Variable annuity deposits	70,473	-	29,717
Terminations, withdrawals and annuity payments	(273)	(125,080)	(133)
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(54)	(35)	(8)
Increase (decrease) in net assets from contract transactions	70,146	(125,115)	29,576
Total increase (decrease) in net assets	157,630	(108,101)	28,530
Net assets as of December 31, 2020	$551,510	$198,115	$38,917

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Short Term Investment Grade	Vanguard® VIF Small Company Growth(d)	Vanguard® VIF Total Bond Market Index
Net assets as of December 31, 2018	$319,575	$55,094	$882,428
Investment income (loss):
Dividend distributions	13,446	541	21,510
Investment Expenses:
Mortality and expense risk and administrative charges	(6,469)	(864)	(9,410)
Net investment income (loss)	6,977	(323)	12,100
Increase (decrease) in net assets from operations:
Capital gain distributions	-	11,759	-
Realized capital gain (loss) on investments	(999)	(3,358)	12,659
Change in unrealized appreciation (depreciation)	7,657	6,870	34,868
Net gain (loss) on investments	6,658	15,271	47,527
Net increase (decrease) in net assets from operations	13,635	14,948	59,627
Contract owner transactions:
Variable annuity deposits	-	45,500	3
Terminations, withdrawals and annuity payments	(110,515)	(1,412)	(68,600)
Transfers between subaccounts, net	157,243	(54,707)	(91,566)
Maintenance charges and mortality adjustments	(346)	(134)	(42)
Increase (decrease) in net assets from contract transactions	46,382	(10,753)	(160,205)
Total increase (decrease) in net assets	60,017	4,195	(100,578)
Net assets as of December 31, 2019	$379,592	$59,289	$781,850
Investment income (loss):
Dividend distributions	9,865	366	24,572
Investment Expenses:
Mortality and expense risk and administrative charges	(5,655)	(889)	(12,516)
Net investment income (loss)	4,210	(523)	12,056
Increase (decrease) in net assets from operations:
Capital gain distributions	-	5,290	-
Realized capital gain (loss) on investments	3,156	(175)	3,800
Change in unrealized appreciation (depreciation)	9,318	7,908	41,556
Net gain (loss) on investments	12,474	13,023	45,356
Net increase (decrease) in net assets from operations	16,684	12,500	57,412
Contract owner transactions:
Variable annuity deposits	38,049	-	297,134
Terminations, withdrawals and annuity payments	(67,247)	(145)	(14,987)
Transfers between subaccounts, net	(796)	-	38,373
Maintenance charges and mortality adjustments	(319)	(170)	(131)
Increase (decrease) in net assets from contract transactions	(30,313)	(315)	320,389
Total increase (decrease) in net assets	(13,629)	12,185	377,801
Net assets as of December 31, 2020	$365,963	$71,474	$1,159,651

(d) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Vanguard® VIF Total International Stock Market Index	Vanguard® VIF Total Stock Market Index	Virtus Duff & Phelps Real Estate Securities Series
Net assets as of December 31, 2018	$-	$366,608	$77,348
Investment income (loss):
Dividend distributions	-	6,460	2,215
Investment Expenses:
Mortality and expense risk and administrative charges	(184)	(9,762)	(619)
Net investment income (loss)	(184)	(3,302)	1,596
Increase (decrease) in net assets from operations:
Capital gain distributions	-	11,566	13,397
Realized capital gain (loss) on investments	5	19,379	(2,904)
Change in unrealized appreciation (depreciation)	2,748	106,996	6,650
Net gain (loss) on investments	2,753	137,941	17,143
Net increase (decrease) in net assets from operations	2,569	134,639	18,739
Contract owner transactions:
Variable annuity deposits	5	2,503	-
Terminations, withdrawals and annuity payments	-	(79,624)	(3,532)
Transfers between subaccounts, net	33,817	453,462	47,768
Maintenance charges and mortality adjustments	-	(470)	(55)
Increase (decrease) in net assets from contract transactions	33,822	375,871	44,181
Total increase (decrease) in net assets	36,391	510,510	62,920
Net assets as of December 31, 2019	$36,391	$877,118	$140,268
Investment income (loss):
Dividend distributions	1,302	16,525	924
Investment Expenses:
Mortality and expense risk and administrative charges	(1,370)	(17,931)	(544)
Net investment income (loss)	(68)	(1,406)	380
Increase (decrease) in net assets from operations:
Capital gain distributions	368	31,881	2,132
Realized capital gain (loss) on investments	4	(9,263)	(18,250)
Change in unrealized appreciation (depreciation)	13,836	150,605	6,590
Net gain (loss) on investments	14,208	173,223	(9,528)
Net increase (decrease) in net assets from operations	14,140	171,817	(9,148)
Contract owner transactions:
Variable annuity deposits	50,278	22,776	772
Terminations, withdrawals and annuity payments	-	(18,204)	(48,562)
Transfers between subaccounts, net	-	136,876	-
Maintenance charges and mortality adjustments	-	(1,662)	(170)
Increase (decrease) in net assets from contract transactions	50,278	139,786	(47,960)
Total increase (decrease) in net assets	64,418	311,603	(57,108)
Net assets as of December 31, 2020	$100,809	$1,188,721	$83,160

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Virtus KAR Small-Cap Growth Series	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series
Net assets as of December 31, 2018	$465,669	$142,050	$213,059
Investment income (loss):
Dividend distributions	-	5,656	1,850
Investment Expenses:
Mortality and expense risk and administrative charges	(6,652)	(1,254)	(1,017)
Net investment income (loss)	(6,652)	4,402	833
Increase (decrease) in net assets from operations:
Capital gain distributions	72,993	-	-
Realized capital gain (loss) on investments	(16,053)	13	(5,790)
Change in unrealized appreciation (depreciation)	92,983	9,158	41,617
Net gain (loss) on investments	149,923	9,171	35,827
Net increase (decrease) in net assets from operations	143,271	13,573	36,660
Contract owner transactions:
Variable annuity deposits	-	-	228
Terminations, withdrawals and annuity payments	(11,741)	-	(12,772)
Transfers between subaccounts, net	(77,348)	-	(10,294)
Maintenance charges and mortality adjustments	(1,047)	-	(230)
Increase (decrease) in net assets from contract transactions	(90,136)	-	(23,068)
Total increase (decrease) in net assets	53,135	13,573	13,592
Net assets as of December 31, 2019	$518,804	$155,623	$226,651
Investment income (loss):
Dividend distributions	-	1,975	-
Investment Expenses:
Mortality and expense risk and administrative charges	(7,466)	(1,013)	(815)
Net investment income (loss)	(7,466)	962	(815)
Increase (decrease) in net assets from operations:
Capital gain distributions	79,410	-	3,294
Realized capital gain (loss) on investments	(596)	(715)	(2,594)
Change in unrealized appreciation (depreciation)	122,628	(826)	49,057
Net gain (loss) on investments	201,442	(1,541)	49,757
Net increase (decrease) in net assets from operations	193,976	(579)	48,942
Contract owner transactions:
Variable annuity deposits	45,745	-	-
Terminations, withdrawals and annuity payments	(65,921)	(71,441)	(13,288)
Transfers between subaccounts, net	4,628	(22,012)	(1,955)
Maintenance charges and mortality adjustments	(1,062)	-	(364)
Increase (decrease) in net assets from contract transactions	(16,610)	(93,453)	(15,607)
Total increase (decrease) in net assets	177,366	(94,032)	33,335
Net assets as of December 31, 2020	$696,170	$61,591	$259,986

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Voya MidCap Opportunities Portfolio	VY Clarion Global Real Estate Portfolio	VY Clarion Real Estate Portfolio
Net assets as of December 31, 2018	$34,987	$24,807	$18,023
Investment income (loss):
Dividend distributions	38	668	412
Investment Expenses:
Mortality and expense risk and administrative charges	(600)	(281)	(98)
Net investment income (loss)	(562)	387	314
Increase (decrease) in net assets from operations:
Capital gain distributions	5,171	-	104
Realized capital gain (loss) on investments	(17)	25	6
Change in unrealized appreciation (depreciation)	4,855	5,149	4,513
Net gain (loss) on investments	10,009	5,174	4,623
Net increase (decrease) in net assets from operations	9,447	5,561	4,937
Contract owner transactions:
Variable annuity deposits	-	11	-
Terminations, withdrawals and annuity payments	-	(1,311)	-
Transfers between subaccounts, net	-	-	-
Maintenance charges and mortality adjustments	(137)	-	-
Increase (decrease) in net assets from contract transactions	(137)	(1,300)	-
Total increase (decrease) in net assets	9,310	4,261	4,937
Net assets as of December 31, 2019	$44,297	$29,068	$22,960
Investment income (loss):
Dividend distributions	17	1,335	-
Investment Expenses:
Mortality and expense risk and administrative charges	(694)	(237)	(84)
Net investment income (loss)	(677)	1,098	(84)
Increase (decrease) in net assets from operations:
Capital gain distributions	2,767	2,031	-
Realized capital gain (loss) on investments	40	(27)	8,029
Change in unrealized appreciation (depreciation)	14,891	(4,849)	(463)
Net gain (loss) on investments	17,698	(2,845)	7,566
Net increase (decrease) in net assets from operations	17,021	(1,747)	7,482
Contract owner transactions:
Variable annuity deposits	-	-	17,668
Terminations, withdrawals and annuity payments	-	(829)	(55,283)
Transfers between subaccounts, net	-	-	26,753
Maintenance charges and mortality adjustments	(157)	(10)	(3)
Increase (decrease) in net assets from contract transactions	(157)	(839)	(10,865)
Total increase (decrease) in net assets	16,864	(2,586)	(3,383)
Net assets as of December 31, 2020	$61,161	$26,482	$19,577

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account A
Statements of Operations and Change in Net Assets (continued)
Years Ended December 31, 2020 and 2019, Except as Noted

	Wells Fargo Omega Growth VT	Wells Fargo Opportunity VT
Net assets as of December 31, 2018	$49,174	$104,661
Investment income (loss):
Dividend distributions	-	341
Investment Expenses:
Mortality and expense risk and administrative charges	(875)	(1,702)
Net investment income (loss)	(875)	(1,361)
Increase (decrease) in net assets from operations:
Capital gain distributions	7,492	13,597
Realized capital gain (loss) on investments	83	1,232
Change in unrealized appreciation (depreciation)	10,518	17,945
Net gain (loss) on investments	18,093	32,774
Net increase (decrease) in net assets from operations	17,218	31,413
Contract owner transactions:
Variable annuity deposits	-	-
Terminations, withdrawals and annuity payments	(342)	(6,057)
Transfers between subaccounts, net	(2)	6,932
Maintenance charges and mortality adjustments	-	529
Increase (decrease) in net assets from contract transactions	(344)	1,404
Total increase (decrease) in net assets	16,874	32,817
Net assets as of December 31, 2019	$66,048	$137,478
Investment income (loss):
Dividend distributions	-	555
Investment Expenses:
Mortality and expense risk and administrative charges	(1,080)	(1,793)
Net investment income (loss)	(1,080)	(1,238)
Increase (decrease) in net assets from operations:
Capital gain distributions	5,759	9,601
Realized capital gain (loss) on investments	173	4
Change in unrealized appreciation (depreciation)	22,303	14,761
Net gain (loss) on investments	28,235	24,366
Net increase (decrease) in net assets from operations	27,155	23,128
Contract owner transactions:
Variable annuity deposits	-	3
Terminations, withdrawals and annuity payments	-	(11,565)
Transfers between subaccounts, net	-	(2,855)
Maintenance charges and mortality adjustments	-	(256)
Increase (decrease) in net assets from contract transactions	-	(14,673)
Total increase (decrease) in net assets	27,155	8,455
Net assets as of December 31, 2020	$93,203	$145,933

Variable Annuity Account A
Notes to Financial Statements
December 31, 2020

1. Organization and Significant Accounting Policies

Variable Annuity Account A (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for AdvisorDesigns, EliteDesigns and EliteDesigns II are allocated to one or more of the subaccounts that comprise the Account.   The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

7Twelve Balanced Portfolio	Class 3	7Twelve Advisors, LLC	-
7Twelve Balanced Portfolio	Class 4	7Twelve Advisors, LLC	-
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AB VPS Global Thematic Growth	B	AllianceBernstein LP	-
AB VPS Growth and Income	B	AllianceBernstein LP	-
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
Alger Capital Appreciation	S	Fred Alger Management, LLC	-
Alger Large Cap Growth	S	Fred Alger Management, LLC	-
ALPS/Alerian Energy Infrastructure	Class III	ALPS Advisors Inc	-
American Century VP Disciplined Core Value	II	American Century Investment Management, Inc	-
American Century VP Inflation Protection	II	American Century Investment Management, Inc	-
American Century VP International	II	American Century Investment Management, Inc	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	-
American Century VP Value	II	American Century Investment Management, Inc	-
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Blue Chip Income and Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS® Global Small Capitalization	Class 4	Capital Research and Management Company	-
American Funds IS® Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
American Funds IS® International Growth and Income	Class 4	Capital Research and Management Company	-
American Funds IS® Mortgage	Class 4	Capital Research and Management Company	-
American Funds IS® New World	Class 4	Capital Research and Management Company	-
American Funds IS® U.S. Government/AAA-Rated Securities	Class 4	Capital Research and Management Company	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

BlackRock Advantage Large Cap Core V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Basic Value V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Capital Appreciation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BlackRock Large Cap Focus Growth V.I.	Class 3	BlackRock Advisors LLC	-
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	-
BNY Mellon Stock Index	Service	BNY Mellon Investment Adviser, Inc	Mellon Investments Corporation
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
Dimensional VA Equity Allocation	Institutional	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Bond Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Global Moderate Allocation	Institutional	Dimensional Fund Advisors LP	-
Dimensional VA International Small Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA International Value Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA Short-Term Fixed Portfolio	-	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd DFA Australia Ltd
Dimensional VA U.S. Large Value Portfolio	-	Dimensional Fund Advisors LP	-
Dimensional VA U.S. Targeted Value Portfolio	-	Dimensional Fund Advisors LP	-
DWS Capital Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Core Equity VIP	B	DWS Investment Management Americas, Inc	-
DWS CROCI® U.S. VIP	B	DWS Investment Management Americas, Inc	-
DWS Global Small Cap VIP	B	DWS Investment Management Americas, Inc	-
DWS High Income VIP	B	DWS Investment Management Americas, Inc	-
DWS International Growth VIP	B	DWS Investment Management Americas, Inc	-
DWS Small Mid Cap Value VIP	B	DWS Investment Management Americas, Inc	-
Eaton Vance VT Floating-Rate Income	-	Eaton Vance Management	-
Federated Hermes Fund for U.S. Government Securities II	Primary	Federated Investment Management Company	-
Federated Hermes High Income Bond II	Service	Federated Investment Management Company	-
FFI Strategies	-	Third Avenue Management LLC	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Balanced	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Contrafund	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Disciplined Small Cap	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Emerging Markets	Service Class 2	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Index 500	Service Class 2	Fidelity Management & Research Company LLC	Geode Capital Management, LLC
Fidelity® VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Mid Cap	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity® VIP Real Estate	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Strategic Income	Service Class 2	Fidelity Management & Research Company LLC
FMR Investment Management (UK) Ltd
Fidelity Management & Research (Japan) Ltd
FIL Investments (Japan) Ltd
Fil Investment Advisors
FIL Investment Advisors (UK) Ltd
Fidelity Management & Research (UK) Ltd

Franklin Flex Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Growth and Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Large Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Mutual Shares VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Rising Dividends VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	-
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	-
Franklin U.S. Government Securities VIP Fund	Class 2	Franklin Advisers, Inc	-
Goldman Sachs VIT Growth Opportunities	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT High Quality Floating Rate	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT International Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Large Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Mid Cap Value	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Small Cap Equity Insights	Service	Goldman Sachs Asset Management, LP	-
Goldman Sachs VIT Strategic Growth	Service	Goldman Sachs Asset Management, LP	-
Guggenheim VIF All Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Partners Investment Mgmt LLC	-
Guggenheim VIF Global Managed Futures Strategy	-	Security Investors, LLC	-
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Large Cap Value	-	Security Investors, LLC	-
Guggenheim VIF Long Short Equity	-	Security Investors, LLC	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF Managed Asset Allocation	-	Security Investors, LLC	-
Guggenheim VIF Multi-Hedge Strategies	-	Security Investors, LLC	-
Guggenheim VIF Small Cap Value	-	Security Investors, LLC	-
Guggenheim VIF SMid Cap Value	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Core	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Large Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Mid Growth	-	Security Investors, LLC	-
Guggenheim VIF StylePlus Small Growth	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Guggenheim VIF World Equity Income	-	Security Investors, LLC	-
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Global Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Global Strategic Income Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. International Growth Fund	Series II	Invesco Advisers, Inc	-
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series I	Invesco Advisers, Inc	-
Invesco V.I. American Franchise	Series II	Invesco Advisers, Inc	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Balanced-Risk Allocation	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Core Equity	Series II	Invesco Advisers, Inc	Invesco Canada Ltd
Invesco V.I. Global Real Estate	Series II	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Growth and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series II	Invesco Advisers, Inc	-
Invesco V.I. High Yield	Series II	Invesco Advisers, Inc	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Managed Volatility	Series II	Invesco Advisers, Inc	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc	-
Invesco V.I. S&P 500 Index	Series II	Invesco Advisers, Inc	Invesco Capital Management LLC
Invesco V.I. Small Cap Equity	Series II	Invesco Advisers, Inc	-
Ivy VIP Asset Strategy	-	Ivy Investment Management Co	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Ivy VIP Balanced	-	Ivy Investment Management Co	-
Ivy VIP Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Energy	-	Ivy Investment Management Co	-
Ivy VIP Global Bond	-	Ivy Investment Management Co	-
Ivy VIP Global Equity Income	-	Ivy Investment Management Co	-
Ivy VIP Global Growth	-	Ivy Investment Management Co	-
Ivy VIP Growth	-	Ivy Investment Management Co	-
Ivy VIP High Income	-	Ivy Investment Management Co	-
Ivy VIP International Core Equity	-	Ivy Investment Management Co	-
Ivy VIP Limited-Term Bond	-	Ivy Investment Management Co	-
Ivy VIP Mid Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Natural Resources	-	Ivy Investment Management Co	-
Ivy VIP Science and Technology	-	Ivy Investment Management Co	-
Ivy VIP Securian Real Estate Securities	-	Ivy Investment Management Co	Securian Asset Management, Inc
Ivy VIP Small Cap Core	-	Ivy Investment Management Co	-
Ivy VIP Small Cap Growth	-	Ivy Investment Management Co	-
Ivy VIP Value	-	Ivy Investment Management Co	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
Janus Henderson VIT Forty	Service	Janus Capital Management LLC	-
Janus Henderson VIT Mid Cap Value	Service	Janus Capital Management LLC	Perkins Investment Management LLC
Janus Henderson VIT Overseas	Service	Janus Capital Management LLC	-
Janus Henderson VIT Research	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust Small Cap Core Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
JPMorgan Insurance Trust US Equity Portfolio	Class 2	J.P. Morgan Investment Management, Inc	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Dividend Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Fundamental Equity VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth and Income VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Growth Opportunities VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Mid Cap Stock VC	VC	Lord, Abbett & Co LLC	-
Lord Abbett Series Total Return VC	VC	Lord, Abbett & Co LLC	-
MFS® VIT Emerging Markets Equity	Service	Massachusetts Financial Services Company	-
MFS® VIT Global Tactical Allocation	Service	Massachusetts Financial Services Company	-
MFS® VIT High Yield	Service	Massachusetts Financial Services Company	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS® VIT II MA Investors Growth Stock	Service	Massachusetts Financial Services Company	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT International Intrinsic Value	Service	Massachusetts Financial Services Company	-
MFS® VIT Investors Trust	Service	Massachusetts Financial Services Company	-
MFS® VIT New Discovery	Service	Massachusetts Financial Services Company	-
MFS® VIT Research	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-
MFS® VIT Total Return Bond	Service	Massachusetts Financial Services Company	-
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley VIF Emerging Markets Debt	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Ltd
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	I	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Advisor	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Global Managed Asset Allocation	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT High Yield	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (Unhedged)	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Short-Term	Advisor	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	-
Pioneer Bond VCT	II	Amundi Asset Management US, Inc	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Pioneer Equity Income VCT	II	Amundi Asset Management US, Inc	-
Pioneer High Yield VCT	II	Amundi Asset Management US, Inc	-
Pioneer Real Estate Shares VCT	II	Amundi Asset Management US, Inc	-
Pioneer Strategic Income VCT	II	Amundi Asset Management US, Inc	-
Power Income VIT	Class 2	Donoghue Forlines, LLC	-
Probabilities Fund	Class 2	Probabilities Fund Management, LLC	-
Putnam VT Diversified Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Equity Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Global Asset Allocation	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Growth Opportunities	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT High Yield	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Income	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Multi-Asset Absolute Return	IB	Putnam Investment Management, LLC	Putnam Advisory Company, LLC Putnam Investments Ltd
Putnam VT Multi-Cap Core	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Putnam VT Small Cap Growth	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Redwood Managed Volatility	Class N	Redwood Investment Management, LLC	-
Rydex VIF Banking	-	Security Investors, LLC	-
Rydex VIF Basic Materials	-	Security Investors, LLC	-
Rydex VIF Biotechnology	-	Security Investors, LLC	-
Rydex VIF Commodities Strategy	-	Security Investors, LLC	-
Rydex VIF Consumer Products	-	Security Investors, LLC	-
Rydex VIF Dow 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Electronics	-	Security Investors, LLC	-
Rydex VIF Energy	-	Security Investors, LLC	-
Rydex VIF Energy Services	-	Security Investors, LLC	-
Rydex VIF Europe 1.25x Strategy	-	Security Investors, LLC	-
Rydex VIF Financial Services	-	Security Investors, LLC	-
Rydex VIF Government Long Bond 1.2x Strategy	-	Security Investors, LLC	-
Rydex VIF Health Care	-	Security Investors, LLC	-
Rydex VIF High Yield Strategy	-	Security Investors, LLC	-
Rydex VIF Internet	-	Security Investors, LLC	-
Rydex VIF Inverse Dow 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Government Long Bond Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Mid-Cap Strategy	-	Security Investors, LLC	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Rydex VIF Inverse NASDAQ-100® Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse Russell 2000® Strategy	-	Security Investors, LLC	-
Rydex VIF Inverse S&P 500 Strategy	-	Security Investors, LLC	-
Rydex VIF Japan 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Leisure	-	Security Investors, LLC	-
Rydex VIF Mid-Cap 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF NASDAQ-100®	-	Security Investors, LLC	-
Rydex VIF NASDAQ-100® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Nova	-	Security Investors, LLC	-
Rydex VIF Precious Metals	-	Security Investors, LLC	-
Rydex VIF Real Estate	-	Security Investors, LLC	-
Rydex VIF Retailing	-	Security Investors, LLC	-
Rydex VIF Russell 2000® 1.5x Strategy	-	Security Investors, LLC	-
Rydex VIF Russell 2000® 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 2x Strategy	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P 500 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P MidCap 400 Pure Value	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Growth	-	Security Investors, LLC	-
Rydex VIF S&P SmallCap 600 Pure Value	-	Security Investors, LLC	-
Rydex VIF Strengthening Dollar 2x Strategy	-	Security Investors, LLC	-
Rydex VIF Technology	-	Security Investors, LLC	-
Rydex VIF Telecommunications	-	Security Investors, LLC	-
Rydex VIF Transportation	-	Security Investors, LLC	-
Rydex VIF U.S. Government Money Market	-	-	-
Rydex VIF Utilities	-	Security Investors, LLC	-
Rydex VIF Weakening Dollar 2x Strategy	-	Security Investors, LLC	-
T. Rowe Price Blue Chip Growth	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Equity Income	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	-
T. Rowe Price Limited-Term Bond	II	T. Rowe Price Associates, Inc	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Foreign VIP Fund	Class 2	Templeton Investment Counsel LLC	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	-
Templeton Growth VIP Fund	Class 2	Templeton Global Advisors Ltd	-

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

TOPS® Aggressive Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Conservative ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Balanced ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Managed Risk Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
TOPS® Moderate Growth ETF	Investor	ValMark Advisers, Inc	Milliman Financial Risk Management LLC
VanEck VIP Global Gold	S	Van Eck Associates Corporation	-
VanEck VIP Global Hard Assets	S	Van Eck Associates Corporation	-
Vanguard® VIF Balanced	-	Wellington Management Company LLP	-
Vanguard® VIF Capital Growth	-	PRIMECAP Management Company	-
Vanguard® VIF Conservative Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Diversified Value	-	Lazard Asset Management LLC;Hotchkis & Wiley Capital Management LLC	-
Vanguard® VIF Equity Income	-	Vanguard Group Inc;Wellington Management Company LLP	-
Vanguard® VIF Equity Index	-	Vanguard Group Inc	-
Vanguard® VIF Global Bond Index	-	Vanguard Group Inc	-
Vanguard® VIF Growth	-	Wellington Management Company LLP;Jackson Square Partners, LLC	-
Vanguard® VIF High Yield Bond	-	Wellington Management Company LLP	-
Vanguard® VIF International	-	Baillie Gifford Overseas Ltd;Schroder Investment Management North America Inc	-
Vanguard® VIF Mid-Cap Index	-	Vanguard Group Inc	-
Vanguard® VIF Moderate Allocation	-	Vanguard Group Inc	-
Vanguard® VIF Real Estate Index	-	Vanguard Group Inc	-
Vanguard® VIF Short Term Investment Grade	-	Vanguard Group Inc	-
Vanguard® VIF Small Company Growth	-	ArrowMark Colorado Holdings, LLC (ArrowMark Partners);Vanguard Group Inc	-
Vanguard® VIF Total Bond Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total International Stock Market Index	-	Vanguard Group Inc	-
Vanguard® VIF Total Stock Market Index	-	Vanguard Group Inc	-
Virtus Duff & Phelps Real Estate Securities Series	A	Virtus Investment Advisers, Inc	Duff & PheLPs Investment Management Co
Virtus KAR Small-Cap Growth Series	A	Virtus Investment Advisers, Inc	Kayne Anderson Rudnick Inv Mgmt., LLC

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser

Virtus Newfleet Multi-Sector Intermediate Bond Series	A	Virtus Investment Advisers, Inc	Newfleet Asset Management, LLC
Virtus SGA International Growth Series	A	Virtus Investment Advisers, Inc	Sustainable Growth Advisers, LP
Virtus Strategic Allocation Series	A	Virtus Investment Advisors (VIA)	Newfleet Asset Management, LLC Kayne Anderson Rudnick Investment Management LLC
Voya MidCap Opportunities Portfolio	S2	Voya Investments, LLC	Voya Investment Management Co. LLC
VY Clarion Global Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
VY Clarion Real Estate Portfolio	S2	Voya Investments, LLC	CBRE Clarion Securities LLC
Wells Fargo International Equity VT	2	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo Omega Growth VT	2	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Wells Fargo Opportunity VT	2	Wells Fargo Funds Management LLC	Wells Capital Management Inc
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Three Hundred Six subaccounts are currently offered by the Account.  The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount

7Twelve Balanced Portfolio
AB VPS Dynamic Asset Allocation
American Funds IS® Mortgage
BlackRock Capital Appreciation V.I.
BNY Mellon Stock Index
BNY Mellon VIF Appreciation
Dimensional VA Equity Allocation
Dimensional VA Global Moderate Allocation
DWS Capital Growth VIP
DWS CROCI® U.S. VIP
DWS High Income VIP
DWS International Growth VIP
DWS Small Mid Cap Value VIP
FFI Strategies
Goldman Sachs VIT Large Cap Value
Goldman Sachs VIT Strategic Growth
Guggenheim VIF Managed Asset Allocation
Invesco V.I. Comstock
Invesco V.I. Global Core Equity
Invesco V.I. Growth and Income
Invesco V.I. High Yield
Ivy VIP Core Equity
Ivy VIP Global Bond
Ivy VIP Value
JPMorgan Insurance Trust US Equity Portfolio
Lord Abbett Series Dividend Growth VC
Lord Abbett Series Fundamental Equity VC
Lord Abbett Series Mid Cap Stock VC
MFS® VIT High Yield
MFS® VIT II MA Investors Growth Stock
MFS® VIT Investors Trust
MFS® VIT Total Return Bond
Morgan Stanley VIF Emerging Markets Debt
PIMCO VIT Global Managed Asset Allocation
Pioneer High Yield VCT
Putnam VT Diversified Income
Putnam VT Global Asset Allocation
Putnam VT High Yield
Putnam VT Multi-Cap Core
Redwood Managed Volatility
Rydex VIF High Yield Strategy
Rydex VIF Inverse Mid-Cap Strategy
Templeton Growth VIP Fund
TOPS® Aggressive Growth ETF

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount with No Activity

TOPS® Balanced ETF
TOPS® Conservative ETF
TOPS® Growth ETF
TOPS® Managed Risk Balanced ETF
TOPS® Managed Risk Growth ETF
TOPS® Managed Risk Moderate Growth ETF
TOPS® Moderate Growth ETF
Vanguard® VIF Diversified Value
Virtus Strategic Allocation Series
Wells Fargo International Equity VT
Western Asset Variable Global High Yield Bond

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

May 1, 2019	Dimensional VA Equity Allocation
May 1, 2019	Dimensional VA Global Moderate Allocation
May 1, 2019	Vanguard® VIF Global Bond Index
May 1, 2019	Vanguard® VIF Total International Stock Market Index
August 18, 2017	TOPS® Aggressive Growth ETF
August 18, 2017	TOPS® Balanced ETF
August 18, 2017	TOPS® Conservative ETF
August 18, 2017	TOPS® Growth ETF
August 18, 2017	TOPS® Managed Risk Balanced ETF
August 18, 2017	TOPS® Managed Risk Growth ETF
August 18, 2017	TOPS® Managed Risk Moderate Growth ETF
August 18, 2017	TOPS® Moderate Growth ETF

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

March 13, 2020	FFI Strategies	Third Avenue Value
April 1, 2020	Lord Abbett Series Dividend Growth VC	Lord Abbett Series Calibrated Dividend Growth VC
April 27, 2020	Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
April 27, 2020	Federated Hermes High Income Bond II	Federated High Income Bond II
May 1, 2020	American Funds IS® Capital World Bond	American Funds IS® Global Bond
September 25, 2020	American Century VP Disciplined Core Value	American Century VP Income & Growth

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 30, 2020	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Mid Cap Growth

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccounts were liquidated and subsequently reinvested:
Date	Liquidated Subaccount	Reinvested Subaccount	Transferred Assets ($)

February 27, 2020	DWS Government & Agency Securities VIP	Rydex VIF U.S. Government Money Market	-
April 30, 2020	BNY Mellon VIF International Value	Rydex VIF U.S. Government Money Market	41,193
June 29, 2020	FormulaFolios US Equity Portfolio	Rydex VIF U.S. Government Money Market	-
September 25, 2020	SEI VP Balanced Strategy	Rydex VIF U.S. Government Money Market	-
September 25, 2020	SEI VP Conservative Strategy	Rydex VIF U.S. Government Money Market	42,006
September 25, 2020	SEI VP Defensive Strategy	Rydex VIF U.S. Government Money Market	-
September 25, 2020	SEI VP Market Growth Strategy	Rydex VIF U.S. Government Money Market	225
September 25, 2020	SEI VP Market Plus Strategy	Rydex VIF U.S. Government Money Market	-
September 25, 2020	SEI VP Moderate Strategy	Rydex VIF U.S. Government Money Market	-

The following subaccounts are closed to new investments:
Subaccount

American Century VP Mid Cap Value
Rydex VIF Dow 2x Strategy
Rydex VIF Europe 1.25x Strategy
Rydex VIF Government Long Bond 1.2x Strategy
Rydex VIF Inverse Dow 2x Strategy
Rydex VIF Inverse Government Long Bond Strategy
Rydex VIF Inverse Mid-Cap Strategy
Rydex VIF Inverse NASDAQ-100® Strategy
Rydex VIF Inverse Russell 2000® Strategy
Rydex VIF Inverse S&P 500 Strategy
Rydex VIF Japan 2x Strategy
Rydex VIF Mid-Cap 1.5x Strategy
Rydex VIF NASDAQ-100® 2x Strategy
Rydex VIF Nova
Rydex VIF Russell 2000® 1.5x Strategy
Rydex VIF Russell 2000® 2x Strategy
Rydex VIF S&P 500 2x Strategy
Rydex VIF Strengthening Dollar 2x Strategy
Rydex VIF Weakening Dollar 2x Strategy
Vanguard® VIF Small Company Growth

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2020, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

7Twelve Balanced Portfolio Class 3	$ 1,706	$ 35,523
AB VPS Growth and Income	1,590	341
AB VPS Small/Mid Cap Value	140	18,621
Alger Capital Appreciation	151,575	44,262
Alger Large Cap Growth	127,922	5,557
ALPS/Alerian Energy Infrastructure	2,792	4,107
American Century VP Disciplined Core Value (a)	16,608	65,941
American Century VP Inflation Protection	411	136
American Century VP International	1,110	10,336
American Century VP Mid Cap Value (d)	769	339
American Century VP Value	1,563	268
American Funds IS® Asset Allocation	399,992	112,735
American Funds IS® Blue Chip Income and Growth	16,026	27,385
American Funds IS® Capital World Bond (a)	6,808	3,178
American Funds IS® Global Growth	8,529	5,865
American Funds IS® Global Growth and Income	22,205	1,082
American Funds IS® Global Small Capitalization	577	1,945
American Funds IS® Growth	8,682	14,904
American Funds IS® Growth-Income	100,233	146,239
American Funds IS® International	175	37,175
American Funds IS® International Growth and Income	7,610	688
American Funds IS® New World	16,276	43,097
American Funds IS® U.S. Government/AAA-Rated Securities	673,205	91,585
BlackRock Advantage Large Cap Core V.I.	17,979	855
BlackRock Basic Value V.I.	3,577	17,805
BlackRock Equity Dividend V.I.	10,344	29,782
BlackRock Global Allocation V.I.	10,044	2,058
BlackRock High Yield V.I.	47,456	161,850
BlackRock Large Cap Focus Growth V.I.	6,172	33,366
BNY Mellon IP Small Cap Stock Index	42,041	9,225
BNY Mellon IP Technology Growth	142,952	79,837
Dimensional VA Global Bond Portfolio	5	72,085
Dimensional VA International Small Portfolio	53,035	50,939
Dimensional VA International Value Portfolio	3,136	33,424
Dimensional VA Short-Term Fixed Portfolio	230	36,678
Dimensional VA U.S. Large Value Portfolio	183,121	338,624
Dimensional VA U.S. Targeted Value Portfolio	168	74,651

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

DWS Core Equity VIP	$ 44,829	$ 50,854
DWS Global Small Cap VIP	324	818
Eaton Vance VT Floating-Rate Income	2,703	7,826
Federated Hermes Fund for U.S. Government Securities II (a)	36,721	166,857
Federated Hermes High Income Bond II (a)	119,243	55,637
Fidelity® VIP Balanced	13,507	127,860
Fidelity® VIP Contrafund	255,949	476,507
Fidelity® VIP Disciplined Small Cap	114	88
Fidelity® VIP Emerging Markets	74,645	43,931
Fidelity® VIP Growth & Income	99,214	2,788
Fidelity® VIP Growth Opportunities	593,572	504,371
Fidelity® VIP High Income	55,910	71,745
Fidelity® VIP Index 500	518,486	413,424
Fidelity® VIP Investment Grade Bond	446,118	388,308
Fidelity® VIP Mid Cap	187,053	56,754
Fidelity® VIP Overseas	681	1,666
Fidelity® VIP Real Estate	21,130	24,307
Fidelity® VIP Strategic Income	7,001	18,167
Franklin Flex Cap Growth VIP Fund	23,742	3,886
Franklin Growth and Income VIP Fund	51,359	24,311
Franklin Income VIP Fund	30,892	19,559
Franklin Large Cap Growth VIP Fund	223,795	213,665
Franklin Mutual Global Discovery VIP Fund	7,408	10,387
Franklin Mutual Shares VIP Fund	3,051	202
Franklin Rising Dividends VIP Fund	15,564	1,678
Franklin Small Cap Value VIP Fund	36,505	137,919
Franklin Small-Mid Cap Growth VIP Fund	275,121	36,837
Franklin Strategic Income VIP Fund	1,654	482
Franklin U.S. Government Securities VIP Fund	256,693	100,502
Goldman Sachs VIT Growth Opportunities	124,317	3,995
Goldman Sachs VIT High Quality Floating Rate	1,278	30,538
Goldman Sachs VIT International Equity Insights	10,134	12,983
Goldman Sachs VIT Mid Cap Value	1,957	1,343
Goldman Sachs VIT Small Cap Equity Insights	-	9,750
Guggenheim VIF All Cap Value	71,688	163,701
Guggenheim VIF Floating Rate Strategies	28,064	23,905
Guggenheim VIF Global Managed Futures Strategy	46,412	46,318
Guggenheim VIF High Yield	1,948	18,362
Guggenheim VIF Large Cap Value	479,803	360,366
Guggenheim VIF Long Short Equity	8,013	22,406
Guggenheim VIF Multi-Hedge Strategies	17,044	25,286
Guggenheim VIF Small Cap Value	10,285	14,496
Guggenheim VIF SMid Cap Value	1,964	14,439
Guggenheim VIF StylePlus Large Core	1,126	347
Guggenheim VIF StylePlus Large Growth	2,273	634
Guggenheim VIF StylePlus Mid Growth	37,783	68,476

(a) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Guggenheim VIF StylePlus Small Growth	$ 2	$ 172,566
Guggenheim VIF Total Return Bond	101,005	181,578
Guggenheim VIF World Equity Income	15,238	21,508
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)	15,956	13,109
Invesco Oppenheimer V.I. Global Fund	6,663	73,158
Invesco Oppenheimer V.I. Global Strategic Income Fund	6,267	1,884
Invesco Oppenheimer V.I. International Growth Fund	96,004	7,849
Invesco Oppenheimer V.I. Main Street Small Cap Fund	55,744	206,460
Invesco V.I. American Franchise Series I	52,952	76,781
Invesco V.I. American Value	31	27
Invesco V.I. Balanced-Risk Allocation	4,245	123
Invesco V.I. Core Equity	60,794	2,666
Invesco V.I. Equity and Income	3,086	14,504
Invesco V.I. Global Real Estate	4,091	20,323
Invesco V.I. Government Securities	62,943	67,041
Invesco V.I. Health Care	572	36,742
Invesco V.I. International Growth	289,392	529,753
Invesco V.I. Managed Volatility	822	1,606
Invesco V.I. Mid Cap Core Equity	318,127	103,754
Invesco V.I. S&P 500 Index	65,746	106,691
Invesco V.I. Small Cap Equity	7,765	18,201
Ivy VIP Asset Strategy	1,415	597
Ivy VIP Balanced	3,142	565
Ivy VIP Energy	358	1,066
Ivy VIP Global Equity Income	217	123
Ivy VIP Global Growth	444	1,268
Ivy VIP Growth	1,176	71
Ivy VIP High Income	4,201	9,706
Ivy VIP International Core Equity	10,950	68,933
Ivy VIP Limited-Term Bond	7,611	16,915
Ivy VIP Mid Cap Growth	15,908	896
Ivy VIP Natural Resources	58	1,946
Ivy VIP Science and Technology	20,926	103,595
Ivy VIP Securian Real Estate Securities	-	2,654
Ivy VIP Small Cap Core	3,609	119
Ivy VIP Small Cap Growth	181,484	191,287
Janus Henderson VIT Enterprise	32,473	115,108
Janus Henderson VIT Forty	92,511	40,217
Janus Henderson VIT Mid Cap Value	7,479	4,291
Janus Henderson VIT Overseas	492	561
Janus Henderson VIT Research	166,594	153,552
JPMorgan Insurance Trust Core Bond Portfolio	10,643	73,945
JPMorgan Insurance Trust Small Cap Core Portfolio	12,467	120,589
Lord Abbett Series Bond-Debenture VC	21,775	89,718
Lord Abbett Series Developing Growth VC	12,262	1,212
Lord Abbett Series Growth and Income VC	1,186	42,550

(b) Merger. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Lord Abbett Series Growth Opportunities VC	$ 25,973	$ 260
Lord Abbett Series Total Return VC	21,752	171,183
MFS® VIT Emerging Markets Equity	3,202	7,025
MFS® VIT Global Tactical Allocation	2,950	517
MFS® VIT II Research International	58,771	54,363
MFS® VIT International Intrinsic Value	21,591	164,198
MFS® VIT New Discovery	6,088	119,091
MFS® VIT Research	2,047	645
MFS® VIT Total Return	1,653	500
MFS® VIT Utilities	18,082	4,529
Morgan Stanley VIF Emerging Markets Equity	2,953	1,966
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	983	426
Morningstar Balanced ETF Asset Allocation Portfolio	41,655	19,997
Morningstar Conservative ETF Asset Allocation Portfolio	157,070	35,813
Morningstar Growth ETF Asset Allocation Portfolio	22,121	8,608
Morningstar Income and Growth ETF Asset Allocation Portfolio	2,073	1,012
Neuberger Berman AMT Sustainable Equity	12,048	13,955
PIMCO VIT All Asset	2,544	867
PIMCO VIT CommodityRealReturn Strategy	6,848	17,869
PIMCO VIT Emerging Markets Bond	14,790	29,803
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	643	6,386
PIMCO VIT High Yield	442	27,685
PIMCO VIT International Bond Portfolio (Unhedged)	7,742	5,721
PIMCO VIT Low Duration Administrative	303,318	166,926
PIMCO VIT Low Duration Advisor	62,776	147,746
PIMCO VIT Real Return Administrative	157,377	179,182
PIMCO VIT Real Return Advisor	14,235	155,819
PIMCO VIT Short-Term	50,037	366,002
PIMCO VIT Total Return Administrative	193,546	293,181
PIMCO VIT Total Return Advisor	86,788	254,622
Pioneer Bond VCT	11,142	9,999
Pioneer Equity Income VCT	669	157
Pioneer Real Estate Shares VCT	93,020	3,417
Pioneer Strategic Income VCT	50,767	47,935
Power Income VIT	640	10,521
Probabilities Fund	7,003	34,265
Putnam VT Equity Income	108,832	118,582
Putnam VT Growth Opportunities	63,884	4,607
Putnam VT Income	135,463	80,206
Putnam VT Multi-Asset Absolute Return	-	950
Putnam VT Small Cap Growth	39,243	30,365
Rydex VIF Banking	9,364	28,808
Rydex VIF Basic Materials	70,481	79,895
Rydex VIF Biotechnology	62,545	329,484
Rydex VIF Commodities Strategy	1,069	3,324
Rydex VIF Consumer Products	11,782	56,115

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Rydex VIF Dow 2x Strategy (d)	$ 13,455	$ 80,302
Rydex VIF Electronics	2,875	167,865
Rydex VIF Energy	9,569	8,889
Rydex VIF Energy Services	118	333
Rydex VIF Europe 1.25x Strategy (d)	-	793
Rydex VIF Financial Services	2,784	73,131
Rydex VIF Government Long Bond 1.2x Strategy (d)	51,828	89,006
Rydex VIF Health Care	23,473	266,352
Rydex VIF Internet	171,899	305,507
Rydex VIF Inverse Dow 2x Strategy (d)	50,929	31,527
Rydex VIF Inverse Government Long Bond Strategy (d)	3,140	18,865
Rydex VIF Inverse NASDAQ-100® Strategy (d)	6,057	11,520
Rydex VIF Inverse Russell 2000® Strategy (d)	7	49
Rydex VIF Inverse S&P 500 Strategy (d)	32,021	31,804
Rydex VIF Japan 2x Strategy (d)	587	1,016
Rydex VIF Leisure	1,484	39,929
Rydex VIF Mid-Cap 1.5x Strategy (d)	2,114	1,355
Rydex VIF NASDAQ-100®	205,514	420,251
Rydex VIF NASDAQ-100® 2x Strategy (d)	4,915	29,990
Rydex VIF Nova (d)	4,692	48,953
Rydex VIF Precious Metals	24,759	115,793
Rydex VIF Real Estate	72,885	188,923
Rydex VIF Retailing	39,132	101,157
Rydex VIF Russell 2000® 1.5x Strategy (d)	6,389	1,693
Rydex VIF Russell 2000® 2x Strategy (d)	1	4
Rydex VIF S&P 500 2x Strategy (d)	28,446	51,961
Rydex VIF S&P 500 Pure Growth	379,347	619,905
Rydex VIF S&P 500 Pure Value	423,962	587,420
Rydex VIF S&P MidCap 400 Pure Growth	33,237	47,494
Rydex VIF S&P MidCap 400 Pure Value	7,793	27,403
Rydex VIF S&P SmallCap 600 Pure Growth	16,618	282,183
Rydex VIF S&P SmallCap 600 Pure Value	12,505	36,910
Rydex VIF Strengthening Dollar 2x Strategy (d)	8,387	8,655
Rydex VIF Technology	230,174	352,607
Rydex VIF Telecommunications	282	29,384
Rydex VIF Transportation	13,581	337
Rydex VIF U.S. Government Money Market (c)	5,499,997	4,083,090
Rydex VIF Utilities	78,906	130,687
Rydex VIF Weakening Dollar 2x Strategy (d)	26,502	8,982
T. Rowe Price Blue Chip Growth	1,387,194	1,263,562
T. Rowe Price Equity Income	26,669	48,825
T. Rowe Price Health Sciences	48,630	59,858
T. Rowe Price Limited-Term Bond	1,151	5,986
Templeton Developing Markets VIP Fund	317,952	449,604
Templeton Foreign VIP Fund	509,143	149,963
(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Templeton Global Bond VIP Fund	$ 27,654	$ 144,933
VanEck VIP Global Gold	67,152	963
VanEck VIP Global Hard Assets	413	2,669
Vanguard® VIF Balanced	121,457	14,348
Vanguard® VIF Capital Growth	9,056	443
Vanguard® VIF Conservative Allocation	6,038	113,148
Vanguard® VIF Equity Income	96,320	15,334
Vanguard® VIF Equity Index	278,641	4,481
Vanguard® VIF Global Bond Index	191	200
Vanguard® VIF Growth	27,643	8,821
Vanguard® VIF High Yield Bond	134,924	1,580
Vanguard® VIF International	245,817	211,019
Vanguard® VIF Mid-Cap Index	98,870	3,603
Vanguard® VIF Moderate Allocation	11,821	127,964
Vanguard® VIF Real Estate Index	31,002	606
Vanguard® VIF Short Term Investment Grade	54,940	81,043
Vanguard® VIF Small Company Growth (d)	5,656	1,204
Vanguard® VIF Total Bond Market Index	409,408	76,963
Vanguard® VIF Total International Stock Market Index	51,928	1,350
Vanguard® VIF Total Stock Market Index	259,109	88,848
Virtus Duff & Phelps Real Estate Securities Series	3,056	48,504
Virtus KAR Small-Cap Growth Series	444,617	389,283
Virtus Newfleet Multi-Sector Intermediate Bond Series	52,089	144,580
Virtus SGA International Growth Series	3,294	16,422
Voya MidCap Opportunities Portfolio	2,784	851
VY Clarion Global Real Estate Portfolio	3,366	1,076
VY Clarion Real Estate Portfolio	44,356	55,305
Wells Fargo Omega Growth VT	5,758	1,079
Wells Fargo Opportunity VT	11,830	18,140

(d) Closed to new investments. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund.  The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met.  A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to FSBL and not to the Account.
The annuity assets for December 31, 2020 by subaccount are as follows:

Subaccount	Annuity Assets

Federated Hermes Fund for U.S. Government Securities II	$ 2,319
Federated Hermes High Income Bond II	26,410
Fidelity® VIP Contrafund	1,077
Fidelity® VIP Growth Opportunities	109,911
Fidelity® VIP Index 500	1,976
Fidelity® VIP Investment Grade Bond	1,635
Franklin Small-Mid Cap Growth VIP Fund	57,431
Guggenheim VIF All Cap Value	1,682
Invesco Oppenheimer V.I. Main Street Small Cap Fund	71,403
Invesco V.I. International Growth	15,257
Neuberger Berman AMT Sustainable Equity	44,875
PIMCO VIT Low Duration Administrative	24,479
PIMCO VIT Real Return Administrative	27,812
PIMCO VIT Total Return Administrative	30,480
Rydex VIF Basic Materials	20,773
Rydex VIF Real Estate	739
Rydex VIF S&P 500 Pure Value	3,281
Rydex VIF U.S. Government Money Market	12,902
Templeton Developing Markets VIP Fund	19,162
Wells Fargo Opportunity VT	60,505

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

As the economic and regulatory environment continues to evolve related to COVID-19, we cannot reasonably estimate the length or severity of this event or the impact to Separate Account performance and financial results. However, in general, a

Variable Annuity Account A
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

deterioration in general economic and business conditions can have a negative impact on individual unit values and could cause a net decrease in net assets resulting from operations of the separate account.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.
The Account had no financial liabilities as of December 31, 2020.

2. Variable Annuity Contract Charges

AdvisorDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equal to an annual rate of each Subaccount’s average daily net asset value.  The amount of these charges differs by Subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Small Cap Value, Guggenheim VIF SMid Cap Value, Guggenheim VIF StylePlus Mid Growth, and Guggenheim VIF World Equity Income
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity
0.40%	Invesco Oppenheimer V.I. Main Street Small Cap Fund
0.45%	Guggenheim VIF Long Short Equity, Guggenheim VIF Multi-Hedge Strategies, Invesco V.I. Government Securities and for each of the Rydex VIF Subaccounts
0.50%	Federated Hermes High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Investment Grade Bond
0.55%	Fidelity VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Opportunity VT

Variable Annuity Account A
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

0.60%
Federated Hermes Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth VIP Fund, Invesco V.I. American Franchise, Neuberger Berman AMT Sustainable Equity, Templeton Developing Markets VIP Fund and Templeton Foreign VIP Fund

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

• Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

• Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

• Account Administrative Charge: FSBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

• Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

EliteDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value.  The amount of these charges differs by subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

EliteDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate ranging from 0.00% to 1.20% of the average daily net assets.  A 5 year contract is not assessed with a mortality and expense risk charge.  A 0-4 year contract is assessed a mortality and expense risk fee of 0.20% annually.   An EliteDesigns II contract is assessed a mortality and expense risk fee of 1.20% annually.  All contracts, once annuitized will be assessed with a mortality and expense risk charge of 0.30% annually of the average daily net assets.  Currently, there are no policies in the annuitization stage.

Administrative Charge:  FSBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value.  The amount of these charges differs by subaccount and ranges from 0.25% to 0.65%, as indicated in the below table:

Administrative Charge	Product	Subaccount
0.65%	EliteDesigns II
Dimensional VA Equity Allocation, Dimensional VA Global Bond Portfolio, Dimensional VA Global Moderate Allocation, Dimensional VA International Small Portfolio, Dimensional VA International Value Portfolio, Dimensional VA Short-

Variable Annuity Account A
Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Term Fixed Portfolio, Dimensional VA U.S. Large Value Portfolio, Dimensional VA U.S. Targeted Value Portfolio, Vanguard® VIF Balanced, Vanguard® VIF Capital Growth, Vanguard® VIF Conservative Allocation, Vanguard® VIF Diversified Value, Vanguard® VIF Equity Income, Vanguard® VIF Equity Index, Vanguard® VIF Global Bond Index, Vanguard® VIF Growth, Vanguard® VIF High Yield Bond, Vanguard® VIF International, Vanguard® VIF Mid-Cap Index, Vanguard® VIF Moderate Allocation, Vanguard® VIF Real Estate Index, Vanguard® VIF Short Term Investment Grade, Vanguard® VIF Small Company Growth, Vanguard® VIF Total Bond Market Index, Vanguard® VIF Total International Stock Market Index, Vanguard® VIF Total Stock Market Index

0.25%	EliteDesigns and EliteDesigns II	All other subaccounts

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

• Contingent Deferred Sales Charge (CDSC): For a 5 year contract, FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 5% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first five years of the contract.  For a 0 year and EliteDesigns II contract, FSBL does not deduct any CDSC throughout the life of the contract.

• Rider Charge: FSBL deducts an amount for each optional rider, equal to a percentage of the contract value, not to exceed a total charge of 0.50% of the contract value.

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2020 and 2019, were as follows:

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

7Twelve Balanced Portfolio Class 3	191	(4,009)	(3,818)	242	(616)	(374)
AB VPS Global Thematic Growth	-	-	-	2	(461)	(459)
AB VPS Growth and Income	58	-	58	56	-	56
AB VPS Small/Mid Cap Value	17	(1,592)	(1,575)	99	(4,954)	(4,855)
Alger Capital Appreciation	1,525	(1,676)	(151)	1,195	(1,219)	(24)
Alger Large Cap Growth	5,908	(200)	5,708	13	(2,814)	(2,801)
ALPS/Alerian Energy Infrastructure	511	(854)	(343)	531	(85)	446
American Century VP Disciplined Core Value(a)	720	(3,474)	(2,754)	817	(1,998)	(1,181)
American Century VP Inflation Protection	105	(3)	102	101	-	101
American Century VP International	143	(1,059)	(916)	1,302	(116)	1,186
American Century VP Mid Cap Value(d)	93	(2)	91	91	(11)	80
American Century VP Value	74	(1)	73	72	-	72
American Funds IS® Asset Allocation	34,193	(8,854)	25,339	4,704	(120)	4,584
American Funds IS® Blue Chip Income and Growth	1,504	(1,828)	(324)	22,214	(20,805)	1,409
American Funds IS® Capital World Bond(a)	827	(349)	478	335	-	335
American Funds IS® Global Growth	592	(159)	433	576	(503)	73
American Funds IS® Global Growth and Income	1,761	(7)	1,754	353	(9)	344
American Funds IS® Global Small Capitalization	44	(215)	(171)	39	(13)	26
American Funds IS® Growth	550	(567)	(17)	551	(944)	(393)
American Funds IS® Growth-Income	7,709	(10,367)	(2,658)	12,926	(7,953)	4,973
American Funds IS® International	159	(4,972)	(4,813)	1,412	(6,524)	(5,112)
American Funds IS® International Growth and Income	1,079	(10)	1,069	362	(8)	354
American Funds IS® New World	1,954	(4,496)	(2,542)	3,039	(1,201)	1,838
American Funds IS® U.S. Government/AAA-Rated Securities	75,782	(8,999)	66,783	6,774	(1,001)	5,773

(a) Name change. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

BlackRock Advantage Large Cap Core V.I.	285	(3)	282	310	(347)	(37)
BlackRock Basic Value V.I.	323	(1,857)	(1,534)	316	(956)	(640)
BlackRock Equity Dividend V.I.	453	(2,783)	(2,330)	504	(10)	494
BlackRock Global Allocation V.I.	365	(53)	312	535	(12,524)	(11,989)
BlackRock High Yield V.I.	3,416	(15,191)	(11,775)	4,552	(3,026)	1,526
BlackRock Large Cap Focus Growth V.I.	143	(1,545)	(1,402)	181	(6,651)	(6,470)
BNY Mellon IP Small Cap Stock Index	3,124	(743)	2,381	895	(189)	706
BNY Mellon IP Technology Growth	5,501	(4,485)	1,016	2,457	(6,103)	(3,646)
Dimensional VA Global Bond Portfolio	184	(8,161)	(7,977)	9,417	(8,223)	1,194
Dimensional VA International Small Portfolio	5,345	(5,032)	313	5,384	(4,906)	478
Dimensional VA International Value Portfolio	518	(4,068)	(3,550)	17,816	(16,486)	1,330
Dimensional VA Short-Term Fixed Portfolio	166	(4,463)	(4,297)	9,175	(8,937)	238
Dimensional VA U.S. Large Value Portfolio	15,398	(25,125)	(9,727)	74,578	(71,549)	3,029
Dimensional VA U.S. Targeted Value Portfolio	44	(7,212)	(7,168)	7,612	(409)	7,203
DWS Core Equity VIP	2,499	(2,818)	(319)	225	(915)	(690)
DWS Global Small Cap VIP	192	-	192	184	-	184
Eaton Vance VT Floating-Rate Income	275	(821)	(546)	458	(12)	446
Federated Hermes Fund for U.S. Government Securities II(a)	4,423	(18,360)	(13,937)	7,040	(46,669)	(39,629)
Federated Hermes High Income Bond II(a)	7,636	(3,578)	4,058	1,525	(1,378)	147
Fidelity® VIP Balanced	1,005	(11,464)	(10,459)	1,272	(1,371)	(99)
Fidelity® VIP Contrafund	14,660	(23,217)	(8,557)	4,195	(9,854)	(5,659)
Fidelity® VIP Disciplined Small Cap	41	(1)	40	41	-	41
Fidelity® VIP Emerging Markets	6,123	(3,445)	2,678	421	(719)	(298)
Fidelity® VIP Growth & Income	6,163	(73)	6,090	549	(145)	404
Fidelity® VIP Growth Opportunities	21,047	(19,928)	1,119	27,622	(19,364)	8,258
Fidelity® VIP High Income	5,985	(7,615)	(1,630)	254	(103)	151
Fidelity® VIP Index 500	32,578	(26,080)	6,498	52,996	(33,788)	19,208

(a) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity® VIP Investment Grade Bond	44,166	(35,997)	8,169	13,325	(12,681)	644
Fidelity® VIP Mid Cap	15,206	(5,773)	9,433	1,847	(2,738)	(891)
Fidelity® VIP Overseas	186	(85)	101	185	-	185
Fidelity® VIP Real Estate	1,187	(1,759)	(572)	590	(381)	209
Fidelity® VIP Strategic Income	575	(1,649)	(1,074)	3,244	(129)	3,115
Franklin Flex Cap Growth VIP Fund	984	(156)	828	89	(6,960)	(6,871)
Franklin Growth and Income VIP Fund	444	(1,504)	(1,060)	1,919	(19)	1,900
Franklin Income VIP Fund	2,468	(1,962)	506	29,939	(29,458)	481
Franklin Large Cap Growth VIP Fund	11,771	(11,771)	-	-	-	-
Franklin Mutual Global Discovery VIP Fund	466	(872)	(406)	454	-	454
Franklin Mutual Shares VIP Fund	112	(3)	109	117	(595)	(478)
Franklin Rising Dividends VIP Fund	417	(3)	414	406	(7)	399
Franklin Small Cap Value VIP Fund	1,662	(11,304)	(9,642)	35,401	(22,355)	13,046
Franklin Small-Mid Cap Growth VIP Fund	12,004	(2,015)	9,989	1,994	(1,916)	78
Franklin Strategic Income VIP Fund	115	-	115	112	-	112
Franklin U.S. Government Securities VIP Fund	29,327	(11,389)	17,938	549	-	549
Goldman Sachs VIT Growth Opportunities	4,344	(120)	4,224	346	(14)	332
Goldman Sachs VIT High Quality Floating Rate	681	(3,650)	(2,969)	1,847	(1,307)	540
Goldman Sachs VIT International Equity Insights	1,070	(1,751)	(681)	1,933	(191)	1,742
Goldman Sachs VIT Mid Cap Value	256	-	256	247	-	247
Goldman Sachs VIT Small Cap Equity Insights	5	(912)	(907)	1,007	(100)	907
Guggenheim VIF All Cap Value	1,733	(7,063)	(5,330)	45,794	(798)	44,996
Guggenheim VIF Floating Rate Strategies	2,474	(2,517)	(43)	2,443	(3,159)	(716)
Guggenheim VIF Global Managed Futures Strategy	5,865	(6,392)	(527)	345	(14)	331
Guggenheim VIF High Yield	86	(1,639)	(1,553)	172	(5,106)	(4,934)
Guggenheim VIF Large Cap Value	22,186	(19,953)	2,233	44,291	(41,426)	2,865
Guggenheim VIF Long Short Equity	1,212	(2,678)	(1,466)	2,266	(1,480)	786
Guggenheim VIF Multi-Hedge Strategies	3,235	(3,800)	(565)	6,435	(8,281)	(1,846)
Guggenheim VIF Small Cap Value	297	(566)	(269)	1,040	(975)	65
Guggenheim VIF SMid Cap Value	41	(559)	(518)	1,449	(2,679)	(1,230)

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Guggenheim VIF StylePlus Large Core	31	(16)	15	30	(15)	15
Guggenheim VIF StylePlus Large Growth	56	(9)	47	55	(79)	(24)
Guggenheim VIF StylePlus Mid Growth	1,112	(2,436)	(1,324)	1,277	(1,232)	45
Guggenheim VIF StylePlus Small Growth	-	(11,594)	(11,594)	29,058	(17,464)	11,594
Guggenheim VIF Total Return Bond	9,885	(16,520)	(6,635)	3,581	(3,103)	478
Guggenheim VIF World Equity Income	1,147	(1,634)	(487)	165	(697)	(532)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund(b)	1,063	(1,063)	-	-	-	-
Invesco Oppenheimer V.I. Global Fund	319	(5,063)	(4,744)	359	(34)	325
Invesco Oppenheimer V.I. Global Strategic Income Fund	403	(44)	359	393	(51)	342
Invesco Oppenheimer V.I. International Growth Fund	9,921	(529)	9,392	1,000	(345)	655
Invesco Oppenheimer V.I. Main Street Small Cap Fund	4,137	(15,170)	(11,033)	4,958	(3,716)	1,242
Invesco V.I. American Franchise Series I	3,397	(5,055)	(1,658)	3,241	(2,119)	1,122
Invesco V.I. American Franchise Series II	-	-	-	124	(4,620)	(4,496)
Invesco V.I. American Value	6	-	6	21	(1,200)	(1,179)
Invesco V.I. Balanced-Risk Allocation	141	(2)	139	178	(6)	172
Invesco V.I. Core Equity	3,297	(208)	3,089	6	-	6
Invesco V.I. Equity and Income	133	(1,557)	(1,424)	168	(175)	(7)
Invesco V.I. Global Real Estate	258	(2,260)	(2,002)	2,632	(251)	2,381
Invesco V.I. Government Securities	7,822	(8,248)	(426)	9,150	(10,927)	(1,777)
Invesco V.I. Health Care	84	(1,821)	(1,737)	98	(10)	88
Invesco V.I. International Growth	34,332	(51,697)	(17,365)	3,226	(9,757)	(6,531)
Invesco V.I. Managed Volatility	61	(134)	(73)	62	(130)	(68)
Invesco V.I. Mid Cap Core Equity	20,176	(9,277)	10,899	8,266	(782)	7,484
Invesco V.I. S&P 500 Index	4,308	(6,798)	(2,490)	73	-	73
Invesco V.I. Small Cap Equity	420	(1,292)	(872)	501	(559)	(58)
Ivy VIP Asset Strategy	102	(44)	58	101	(47)	54
Ivy VIP Balanced	117	(2)	115	113	(10)	103

(b) Merger. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Ivy VIP Energy	153	(500)	(347)	157	(95)	62
Ivy VIP Global Equity Income	24	-	24	23	-	23
Ivy VIP Global Growth	258	(2)	256	248	-	248
Ivy VIP Growth	10	(1)	9	10	(1)	9
Ivy VIP High Income	215	(1,060)	(845)	212	(7)	205
Ivy VIP International Core Equity	1,430	(7,484)	(6,054)	388	(1,521)	(1,133)
Ivy VIP Limited-Term Bond	958	(1,835)	(877)	1,117	(1,350)	(233)
Ivy VIP Mid Cap Growth	552	(2)	550	132	-	132
Ivy VIP Natural Resources	23	(577)	(554)	35	(2)	33
Ivy VIP Science and Technology	442	(4,100)	(3,658)	3,783	(4,247)	(464)
Ivy VIP Securian Real Estate Securities	2	(282)	(280)	8	-	8
Ivy VIP Small Cap Core	237	(1)	236	44	(195)	(151)
Ivy VIP Small Cap Growth	13,623	(14,139)	(516)	175	(457)	(282)
Janus Henderson VIT Enterprise	798	(6,422)	(5,624)	3,342	(675)	2,667
Janus Henderson VIT Forty	4,244	(1,924)	2,320	9,557	(8,699)	858
Janus Henderson VIT Mid Cap Value	697	(312)	385	875	(379)	496
Janus Henderson VIT Overseas	152	(2)	150	147	(2)	145
Janus Henderson VIT Research	7,657	(7,795)	(138)	5,266	(6,786)	(1,520)
JPMorgan Insurance Trust Core Bond Portfolio	1,337	(8,023)	(6,686)	3,384	(13,223)	(9,839)
JPMorgan Insurance Trust Small Cap Core Portfolio	389	(9,831)	(9,442)	575	(1,893)	(1,318)
Lord Abbett Series Bond-Debenture VC	1,754	(8,505)	(6,751)	3,341	(6,581)	(3,240)
Lord Abbett Series Developing Growth VC	154	(12)	142	148	(10)	138
Lord Abbett Series Growth and Income VC	275	(3,651)	(3,376)	277	(32)	245
Lord Abbett Series Growth Opportunities VC	1,115	(7)	1,108	43	-	43
Lord Abbett Series Total Return VC	2,181	(16,205)	(14,024)	908	(256)	652
MFS® VIT Emerging Markets Equity	140	(1,044)	(904)	1,251	(161)	1,090
MFS® VIT Global Tactical Allocation	186	-	186	178	-	178
MFS® VIT II Research International	5,446	(5,126)	320	309	-	309
MFS® VIT International Intrinsic Value	1,834	(14,065)	(12,231)	2,425	(3,615)	(1,190)
MFS® VIT New Discovery	133	(8,354)	(8,221)	5,460	(9)	5,451

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

MFS® VIT Research	88	-	88	95	(670)	(575)
MFS® VIT Total Return	91	-	91	1,048	(29)	1,019
MFS® VIT Utilities	1,155	(333)	822	6,620	(527)	6,093
Morgan Stanley VIF Emerging Markets Equity	347	(186)	161	340	(186)	154
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	67	(6)	61	65	(6)	59
Morningstar Balanced ETF Asset Allocation Portfolio	3,576	(238)	3,338	3,487	(387)	3,100
Morningstar Conservative ETF Asset Allocation Portfolio	17,983	(2,334)	15,649	3,166	(6,849)	(3,683)
Morningstar Growth ETF Asset Allocation Portfolio	1,216	(193)	1,023	1,189	(260)	929
Morningstar Income and Growth ETF Asset Allocation Portfolio	193	(11)	182	2,377	(76)	2,301
Neuberger Berman AMT Sustainable Equity	541	(941)	(400)	123,199	(142,413)	(19,214)
PIMCO VIT All Asset	171	(47)	124	193	(353)	(160)
PIMCO VIT CommodityRealReturn Strategy	967	(5,385)	(4,418)	1,233	(14,675)	(13,442)
PIMCO VIT Emerging Markets Bond	1,037	(3,033)	(1,996)	1,966	(4,090)	(2,124)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	92	(783)	(691)	110	-	110
PIMCO VIT High Yield	16	(2,047)	(2,031)	96	(3,370)	(3,274)
PIMCO VIT International Bond Portfolio (Unhedged)	721	(674)	47	729	(934)	(205)
PIMCO VIT Low Duration Administrative	37,918	(19,279)	18,639	264,069	(314,589)	(50,520)
PIMCO VIT Low Duration Advisor	8,524	(17,326)	(8,802)	110,981	(123,782)	(12,801)
PIMCO VIT Real Return Administrative	16,506	(17,469)	(963)	5,686	(6,987)	(1,301)
PIMCO VIT Real Return Advisor	1,928	(16,623)	(14,695)	873	(6,542)	(5,669)
PIMCO VIT Short-Term	6,937	(41,353)	(34,416)	69,014	(31,411)	37,603
PIMCO VIT Total Return Administrative	17,895	(26,547)	(8,652)	50,967	(70,846)	(19,879)
PIMCO VIT Total Return Advisor	9,586	(26,443)	(16,857)	2,247	(5,168)	(2,921)
Pioneer Bond VCT	1,248	(668)	580	1,252	(553)	699
Pioneer Equity Income VCT	26	-	26	25	-	25
Pioneer Real Estate Shares VCT	6,095	(249)	5,846	28	-	28

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Pioneer Strategic Income VCT	5,309	(4,869)	440	449	(602)	(153)
Power Income VIT	131	(1,439)	(1,308)	162	(5)	157
Probabilities Fund	638	(4,291)	(3,653)	705	(56)	649
Putnam VT Equity Income	5,878	(8,380)	(2,502)	9,224	(1,758)	7,466
Putnam VT Growth Opportunities	2,143	(47)	2,096	314	(37)	277
Putnam VT Income	12,672	(8,008)	4,664	537	(286)	251
Putnam VT Multi-Asset Absolute Return	182	(95)	87	182	(1,289)	(1,107)
Putnam VT Small Cap Growth	3,083	(2,263)	820	28	(3)	25
Rydex VIF Banking	1,374	(7,492)	(6,118)	434	(4,695)	(4,261)
Rydex VIF Basic Materials	7,711	(7,244)	467	16,379	(15,933)	446
Rydex VIF Biotechnology	2,707	(15,637)	(12,930)	5,247	(8,895)	(3,648)
Rydex VIF Commodities Strategy	1,092	(2,274)	(1,182)	2,542	(1,228)	1,314
Rydex VIF Consumer Products	748	(4,180)	(3,432)	3,453	(8,338)	(4,885)
Rydex VIF Dow 2x Strategy(d)	161	(3,414)	(3,253)	2,233	(14,476)	(12,243)
Rydex VIF Electronics	573	(9,590)	(9,017)	13,716	(7,778)	5,938
Rydex VIF Energy	3,584	(1,774)	1,810	327	(206)	121
Rydex VIF Energy Services	363	(112)	251	48,345	(48,381)	(36)
Rydex VIF Europe 1.25x Strategy(d)	1	(164)	(163)	6,118	(12,831)	(6,713)
Rydex VIF Financial Services	212	(9,335)	(9,123)	94,079	(92,732)	1,347
Rydex VIF Government Long Bond 1.2x Strategy(d)	3,448	(5,469)	(2,021)	3,969	(5,814)	(1,845)
Rydex VIF Health Care	1,569	(15,563)	(13,994)	10,549	(6,135)	4,414
Rydex VIF Internet	9,418	(20,957)	(11,539)	14,162	(3,309)	10,853
Rydex VIF Inverse Dow 2x Strategy(d)	343,107	(343,107)	-	-	-	-
Rydex VIF Inverse Government Long Bond Strategy(d)	3,081	(11,607)	(8,526)	738	(36,107)	(35,369)
Rydex VIF Inverse NASDAQ-100® Strategy(d)	11,023	(23,215)	(12,192)	4,043	(12,725)	(8,682)
Rydex VIF Inverse Russell 2000® Strategy(d)	42	(39)	3	42	(43)	(1)
Rydex VIF Inverse S&P 500 Strategy(d)	36,666	(36,541)	125	127	(16,887)	(16,760)
Rydex VIF Japan 2x Strategy(d)	139	(19)	120	136	(455)	(319)

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VIF Leisure	121	(3,170)	(3,049)	178	(550)	(372)
Rydex VIF Mid-Cap 1.5x Strategy(d)	106	(43)	63	102	(32)	70
Rydex VIF NASDAQ-100®	8,168	(19,202)	(11,034)	76,407	(99,559)	(23,152)
Rydex VIF NASDAQ-100® 2x Strategy(d)	16	(573)	(557)	104	(15,076)	(14,972)
Rydex VIF Nova(d)	146	(3,743)	(3,597)	2,262	(27,014)	(24,752)
Rydex VIF Precious Metals	2,234	(19,730)	(17,496)	6,625	(1,879)	4,746
Rydex VIF Real Estate	5,514	(14,748)	(9,234)	13,549	(7,318)	6,231
Rydex VIF Retailing	2,893	(7,147)	(4,254)	229	(240)	(11)
Rydex VIF Russell 2000® 1.5x Strategy(d)	303	(84)	219	3,287	(41,900)	(38,613)
Rydex VIF Russell 2000® 2x Strategy(d)	-	-	-	38	(1,282)	(1,244)
Rydex VIF S&P 500 2x Strategy(d)	756	(2,725)	(1,969)	3,370	(11,527)	(8,157)
Rydex VIF S&P 500 Pure Growth	20,157	(37,036)	(16,879)	33,419	(58,646)	(25,227)
Rydex VIF S&P 500 Pure Value	42,267	(47,572)	(5,305)	34,609	(10,546)	24,063
Rydex VIF S&P MidCap 400 Pure Growth	2,186	(3,302)	(1,116)	424	(3,264)	(2,840)
Rydex VIF S&P MidCap 400 Pure Value	678	(2,549)	(1,871)	2,406	(2,166)	240
Rydex VIF S&P SmallCap 600 Pure Growth	1,139	(16,477)	(15,338)	27,515	(48,556)	(21,041)
Rydex VIF S&P SmallCap 600 Pure Value	2,635	(3,823)	(1,188)	44,575	(41,553)	3,022
Rydex VIF Strengthening Dollar 2x Strategy(d)	1,813	(1,871)	(58)	5,686	(7,311)	(1,625)
Rydex VIF Technology	14,622	(24,760)	(10,138)	91,020	(74,741)	16,279
Rydex VIF Telecommunications	84	(4,152)	(4,068)	128	(401)	(273)
Rydex VIF Transportation	846	(17)	829	13	(8)	5
Rydex VIF U.S. Government Money Market(c)	871,559	(641,595)	229,964	1,223,617	(1,351,068)	(127,451)
Rydex VIF Utilities	5,797	(11,563)	(5,766)	23,220	(46,360)	(23,140)
Rydex VIF Weakening Dollar 2x Strategy(d)	7,082	(2,343)	4,739	-	(150)	(150)
T. Rowe Price Blue Chip Growth	62,363	(58,176)	4,187	10,094	(11,692)	(1,598)
T. Rowe Price Equity Income	1,561	(4,798)	(3,237)	1,999	(9,026)	(7,027)
T. Rowe Price Health Sciences	1,969	(2,902)	(933)	551	(13,609)	(13,058)

(c) Liquidation. See Note 1.
(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

T. Rowe Price Limited-Term Bond	248	(648)	(400)	380	(1,671)	(1,291)
Templeton Developing Markets VIP Fund	20,983	(35,365)	(14,382)	28,776	(28,067)	709
Templeton Foreign VIP Fund	63,853	(19,536)	44,317	1,131	(445)	686
Templeton Global Bond VIP Fund	1,686	(17,822)	(16,136)	2,301	(8,276)	(5,975)
VanEck VIP Global Gold	5,146	(73)	5,073	19	(388)	(369)
VanEck VIP Global Hard Assets	510	(766)	(256)	541	(783)	(242)
Vanguard® VIF Balanced	10,703	(1,009)	9,694	2,778	(2,647)	131
Vanguard® VIF Capital Growth	731	-	731	35	-	35
Vanguard® VIF Conservative Allocation	510	(11,657)	(11,147)	779	-	779
Vanguard® VIF Equity Income	7,919	(646)	7,273	14,862	(20,240)	(5,378)
Vanguard® VIF Equity Index	20,927	(96)	20,831	20,925	(27,703)	(6,778)
Vanguard® VIF Global Bond Index	29	(1)	28	963	-	963
Vanguard® VIF Growth	1,551	(324)	1,227	347	(345)	2
Vanguard® VIF High Yield Bond	12,660	(4)	12,656	1,778	-	1,778
Vanguard® VIF International	16,744	(15,306)	1,438	8,590	(12,668)	(4,078)
Vanguard® VIF Mid-Cap Index	7,170	(29)	7,141	30,648	(27,898)	2,750
Vanguard® VIF Moderate Allocation	571	(11,046)	(10,475)	23,795	(10,450)	13,345
Vanguard® VIF Real Estate Index	2,821	(14)	2,807	4,771	(8,734)	(3,963)
Vanguard® VIF Short Term Investment Grade	6,099	(7,866)	(1,767)	159,762	(153,670)	6,092
Vanguard® VIF Small Company Growth(d)	134	(25)	109	8,519	(8,993)	(474)
Vanguard® VIF Total Bond Market Index	42,533	(6,743)	35,790	52,071	(66,506)	(14,435)
Vanguard® VIF Total International Stock Market Index	5,636	-	5,636	3,485	-	3,485
Vanguard® VIF Total Stock Market Index	18,145	(6,472)	11,673	62,593	(31,488)	31,105
Virtus Duff & Phelps Real Estate Securities Series	275	(4,333)	(4,058)	4,971	(1,521)	3,450
Virtus KAR Small-Cap Growth Series	14,372	(15,031)	(659)	636	(4,436)	(3,800)
Virtus Newfleet Multi-Sector Intermediate Bond Series	5,400	(15,001)	(9,601)	468	-	468
Virtus SGA International Growth Series	855	(2,025)	(1,170)	941	(3,176)	(2,235)
Voya MidCap Opportunities Portfolio	96	(10)	86	92	(10)	82

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2020			2019
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

VY Clarion Global Real Estate Portfolio	80	(82)	(2)	81	(124)	(43)
VY Clarion Real Estate Portfolio	4,799	(4,893)	(94)	51	-	51
Wells Fargo Omega Growth VT	117	-	117	113	(17)	96
Wells Fargo Opportunity VT	248	(863)	(615)	725	(420)	305

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance.  Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.  The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2020, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

7Twelve Balanced Portfolio Class 3
2020	4,328	9.20	10.05	40,586	0.01	0.25	1.45	0.77	2.03
2019	8,146	9.13	9.85	77,319	1.53	0.25	1.45	10.13	11.43
2018	8,520	8.29	8.84	72,819	1.00	0.25	1.45	(12.46)	(11.42)
2017	8,624	9.46	9.98	83,628	0.67	0.25	1.45	4.32	4.82
AB VPS Global Thematic Growth
2020	-	19.50	21.48	-	-	0.25	1.45	33.02	34.67
2019	-	14.66	15.95	-	-	0.25	1.45	24.13	25.59
2018	459	11.81	12.70	5,419	-	0.25	1.45	(13.98)	(12.83)
2017	447	13.73	14.57	6,130	0.49	0.25	1.45	30.39	31.86
2016	-	10.53	11.05	-	-	0.25	1.45	(5.22)	(4.00)
AB VPS Growth and Income
2020	1,942	13.81	17.04	26,814	0.01	0.25	1.45	(2.06)	(0.81)
2019	1,884	14.10	17.18	26,552	1.04	0.25	1.45	18.19	19.64
2018	1,828	11.93	14.36	21,796	0.78	0.25	1.45	(9.89)	(8.83)
2017	1,774	13.24	15.75	23,491	-	0.25	1.45	13.36	14.80
2016	-	11.68	13.72	-	-	0.25	1.45	6.28	7.52
AB VPS Small/Mid Cap Value
2020	206	12.05	14.84	2,993	0.00	0.25	1.45	(1.47)	(0.27)
2019	1,781	12.23	14.88	26,128	0.19	0.25	1.45	14.73	16.07
2018	6,636	10.66	12.82	84,032	0.19	0.25	1.45	(19.06)	(17.98)
2017	10,015	13.17	15.63	147,336	0.39	0.25	1.45	7.95	9.22
2016	3,213	12.20	14.31	39,178	0.34	0.25	1.45	19.37	20.76

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Alger Capital Appreciation
2020	37,630	24.58	31.63	1,032,920	-	0.25	1.45	35.20	36.87
2019	37,781	18.18	23.11	762,913	-	0.25	1.45	27.49	28.96
2018	37,805	14.26	17.92	597,220	-	0.25	1.45	(4.74)	(3.55)
2017	30,362	14.97	18.58	514,531	-	0.25	1.45	25.06	26.57
2016	24,741	11.97	14.68	340,505	-	0.25	1.45	(4.16)	(2.97)
Alger Large Cap Growth
2020	6,155	25.69	30.69	163,525	-	0.25	1.45	59.37	61.27
2019	447	16.12	19.03	7,209	-	0.25	1.45	21.39	22.85
2018	3,248	13.28	15.49	43,129	-	0.25	1.45	(2.71)	(1.53)
2017	424	13.65	15.73	5,791	-	0.25	1.45	22.42	23.86
2016	-	11.15	12.70	-	-	0.25	1.45	(5.59)	(4.37)
ALPS/Alerian Energy Infrastructure
2020	16,924	5.46	6.01	98,487	0.02	0.25	1.45	(28.44)	(27.50)
2019	17,267	7.63	8.29	138,825	1.73	0.25	1.45	15.26	16.60
2018	16,821	6.62	7.11	116,551	1.53	0.25	1.45	(22.48)	(21.61)
2017	23,168	8.54	9.07	206,160	1.57	0.25	1.45	(5.22)	(4.02)
2016	31,758	9.01	9.45	291,618	2.64	0.25	1.45	34.68	36.36
American Century VP Disciplined Core Value (a)
2020	5,975	14.63	20.10	117,893	0.02	0.25	1.45	6.55	7.89
2019	8,729	13.73	18.63	159,845	1.90	0.25	1.45	18.36	19.81
2018	9,910	11.60	15.55	151,784	1.92	0.25	1.45	(11.25)	(10.17)
2017	9,140	13.07	17.31	156,153	2.10	0.25	1.45	15.05	16.41
2016	9,331	11.36	14.87	137,160	2.09	0.25	1.45	8.29	9.58

(a) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Century VP Inflation Protection
2020	3,537	8.88	9.04	31,500	0.01	0.25	1.45	4.84	6.10
2019	3,435	8.41	8.52	28,883	2.35	0.25	1.45	4.05	5.32
2018	3,334	7.99	8.14	26,642	5.80	0.25	1.45	(6.97)	(5.93)
2017	-	8.51	8.75	-	-	0.25	1.45	(0.91)	0.35
2016	1,011	8.50	8.83	8,595	0.72	0.25	1.45	(0.11)	1.06
American Century VP International
2020	4,618	12.81	14.45	59,164	0.00	0.25	1.45	20.17	21.63
2019	5,534	10.66	11.88	60,066	0.63	0.25	1.45	22.53	24.01
2018	4,348	8.70	9.58	37,832	0.90	0.25	1.45	(18.99)	(17.98)
2017	2,428	10.74	11.68	26,084	-	0.25	1.45	25.17	26.68
2016	-	8.58	9.22	-	-	0.25	1.45	(9.59)	(8.53)
American Century VP Mid Cap Value (d)
2020	3,138	13.69	18.38	52,178	0.01	0.25	1.45	(3.32)	(2.18)
2019	3,047	14.16	18.79	51,989	1.95	0.25	1.45	23.34	24.93
2018	2,967	11.48	15.04	40,739	0.97	0.25	1.45	(16.75)	(15.79)
2017	8,778	13.79	17.86	128,458	1.51	0.25	1.45	6.57	7.92
2016	3,596	12.94	16.55	53,252	1.48	0.25	1.45	17.42	18.81
American Century VP Value
2020	2,512	12.69	17.23	37,878	0.02	0.25	1.45	(3.57)	(2.43)
2019	2,439	13.16	17.66	37,876	1.98	0.25	1.45	21.40	22.89
2018	2,367	10.84	14.37	30,088	1.53	0.25	1.45	(13.28)	(12.22)
2017	2,522	12.50	16.37	36,257	1.96	0.25	1.45	3.82	5.14
2016	1,138	12.04	15.57	16,829	1.53	0.25	1.45	15.11	16.45

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS® Asset Allocation
2020	65,400	12.78	13.85	841,697	0.02	0.25	1.45	7.21	8.54
2019	40,061	11.92	12.76	482,284	1.83	0.25	1.45	15.73	17.06
2018	35,477	10.30	10.90	368,904	1.56	0.25	1.45	(9.01)	(7.86)
2017	31,684	11.32	11.83	361,166	2.19	0.25	1.45	10.87	12.13
2016	-	10.21	10.55	-	15.13	0.25	1.45	4.40	5.71
American Funds IS® Blue Chip Income and Growth
2020	47,405	13.18	14.29	636,880	0.01	0.25	1.45	3.70	5.00
2019	47,729	12.71	13.61	616,034	1.94	0.25	1.45	15.76	17.13
2018	46,320	10.98	11.62	514,922	1.92	0.25	1.45	(12.86)	(11.84)
2017	44,312	12.60	13.18	564,093	1.91	0.25	1.45	11.60	13.04
2016	40,439	11.29	11.66	458,019	3.03	0.25	1.45	13.35	14.65
American Funds IS® Capital World Bond (a)
2020	11,776	8.75	9.48	109,973	0.01	0.25	1.45	4.92	6.04
2019	11,298	8.34	8.94	99,652	1.42	0.25	1.45	2.84	4.07
2018	10,963	8.11	8.59	93,114	1.88	0.25	1.45	(5.92)	(4.66)
2017	11,666	8.62	9.01	103,954	0.37	0.25	1.45	1.89	3.21
2016	11,443	8.46	8.73	99,068	0.51	0.25	1.45	(1.97)	(0.91)
American Funds IS® Global Growth
2020	19,838	17.26	18.71	346,885	0.00	0.25	1.45	24.44	25.99
2019	19,405	13.87	14.85	272,025	0.96	0.25	1.45	29.02	30.49
2018	19,332	10.75	11.38	209,628	0.84	0.25	1.45	(13.24)	(12.12)
2017	3,676	12.39	12.95	47,057	0.79	0.25	1.45	25.40	26.96
2016	1,199	9.88	10.20	12,166	0.70	0.25	1.45	(3.98)	(2.86)

(a) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS® Global Growth and Income
2020	13,402	12.92	14.01	180,688	0.01	0.25	1.45	3.78	5.10
2019	11,648	12.45	13.33	150,886	1.84	0.25	1.45	25.00	26.47
2018	11,304	9.96	10.54	116,296	1.79	0.25	1.45	(13.84)	(12.75)
2017	7,488	11.56	12.08	89,804	3.64	0.25	1.45	20.42	21.77
2016	-	9.60	9.92	-	-	0.25	1.45	2.35	3.66
American Funds IS® Global Small Capitalization
2020	323	14.60	15.82	4,704	0.00	0.25	1.45	23.73	25.26
2019	494	11.80	12.63	5,827	-	0.25	1.45	25.53	27.06
2018	468	9.40	9.94	4,394	0.06	0.25	1.45	(14.70)	(13.72)
2017	484	11.02	11.52	5,338	0.26	0.25	1.45	20.17	21.65
2016	183	9.17	9.47	1,683	0.24	0.25	1.45	(2.65)	(1.46)
American Funds IS® Growth
2020	18,247	23.67	25.65	435,691	0.00	0.25	1.45	45.13	46.82
2019	18,264	16.31	17.47	300,453	0.57	0.25	1.45	24.69	26.23
2018	18,657	13.08	13.84	246,077	0.28	0.25	1.45	(4.80)	(3.69)
2017	8,942	13.74	14.37	124,589	0.62	0.25	1.45	22.35	23.88
2016	3,216	11.23	11.60	37,092	0.31	0.25	1.45	4.47	5.74
American Funds IS® Growth-Income
2020	23,853	15.47	16.77	377,067	0.01	0.25	1.45	8.26	9.61
2019	26,511	14.29	15.30	385,683	1.75	0.25	1.45	20.39	21.82
2018	21,538	11.87	12.56	256,635	1.58	0.25	1.45	(6.31)	(5.21)
2017	11,814	12.67	13.25	150,520	1.90	0.25	1.45	16.67	18.20
2016	3,254	10.86	11.21	35,321	2.01	0.25	1.45	6.47	7.68
American Funds IS® International
2020	4,062	11.21	12.15	47,176	0.00	0.25	1.45	8.73	9.95
2019	8,875	10.31	11.05	92,669	1.06	0.25	1.45	17.29	18.82
2018	13,987	8.79	9.30	123,745	1.74	0.25	1.45	(17.23)	(16.22)
2017	11,004	10.62	11.10	117,538	1.44	0.25	1.45	26.13	27.73
2016	1,937	8.42	8.69	16,299	0.10	0.25	1.45	(1.29)	(0.11)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

American Funds IS® International Growth and Income
2020	13,327	9.47	10.27	133,655	0.01	0.25	1.45	1.07	2.39
2019	12,258	9.37	10.03	120,803	2.38	0.25	1.45	17.13	18.56
2018	11,904	8.00	8.46	99,269	2.32	0.25	1.45	(15.34)	(14.29)
2017	9,445	9.45	9.87	92,117	2.15	0.25	1.45	19.32	20.66
2016	9,166	7.92	8.18	74,299	2.01	0.25	1.45	(3.18)	(2.04)
American Funds IS® New World
2020	8,601	12.26	13.29	106,861	0.00	0.25	1.45	17.88	19.30
2019	11,143	10.40	11.14	118,913	0.81	0.25	1.45	23.22	24.75
2018	9,305	8.44	8.93	80,498	0.69	0.25	1.45	(17.98)	(17.01)
2017	9,410	10.29	10.76	98,508	0.88	0.25	1.45	23.38	24.97
2016	6,262	8.34	8.61	52,816	0.54	0.25	1.45	0.48	1.65
American Funds IS® U.S. Government/AAA-Rated Securities
2020	89,583	9.07	9.84	812,723	0.03	0.25	1.45	4.61	6.03
2019	22,800	8.67	9.28	197,827	2.11	0.25	1.45	0.58	1.75
2018	17,027	8.62	9.12	147,209	1.45	0.25	1.45	(3.90)	(2.67)
2017	27,464	8.97	9.37	246,781	1.04	0.25	1.45	(3.13)	(1.99)
2016	25,030	9.26	9.56	233,830	1.26	0.25	1.45	(3.34)	(2.25)
BlackRock Advantage Large Cap Core V.I.
2020	9,507	17.78	22.26	202,324	0.01	0.25	1.45	14.27	15.70
2019	9,225	15.56	19.24	170,170	1.21	0.25	1.45	22.91	24.45
2018	9,262	12.66	15.46	137,829	2.82	0.25	1.45	(9.64)	(8.57)
2017	-	14.01	16.91	-	-	0.25	1.45	16.65	18.09
2016	-	12.01	14.32	-	-	0.25	1.45	5.44	6.71
BlackRock Basic Value V.I.
2020	2,018	12.11	15.84	24,398	0.01	0.25	1.45	(1.38)	(0.19)
2019	3,552	12.28	15.87	43,592	2.04	0.25	1.45	18.19	19.59
2018	4,192	10.39	13.27	43,537	1.40	0.25	1.45	(12.17)	(11.06)
2017	5,378	11.83	14.92	63,604	2.00	0.25	1.45	3.32	4.56
2016	998	11.45	14.27	11,419	1.37	0.25	1.45	12.59	13.98

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BlackRock Equity Dividend V.I.
2020	14,754	13.90	17.71	205,219	0.02	0.25	1.45	(1.00)	0.23
2019	17,084	14.04	17.67	239,933	1.85	0.25	1.45	21.88	23.39
2018	16,590	11.52	14.32	191,112	1.82	0.25	1.45	(11.45)	(10.39)
2017	16,108	13.01	15.98	209,589	1.54	0.25	1.45	11.48	12.77
2016	15,389	11.67	14.17	179,712	1.55	0.25	1.45	10.93	12.37
BlackRock Global Allocation V.I.
2020	12,276	11.91	13.29	149,956	0.01	0.25	1.45	15.41	16.78
2019	11,964	10.32	11.38	126,235	0.89	0.25	1.45	12.66	14.03
2018	23,953	9.16	9.98	221,610	0.84	0.25	1.45	(11.67)	(10.57)
2017	26,183	10.37	11.16	273,471	1.21	0.25	1.45	8.81	10.06
2016	30,756	9.53	10.14	297,185	1.28	0.25	1.45	(0.73)	0.50
BlackRock High Yield V.I.
2020	53,535	10.74	11.81	601,932	0.05	0.25	1.45	2.38	3.60
2019	65,310	10.49	11.40	712,147	5.30	0.25	1.45	9.84	11.22
2018	63,784	9.55	10.25	629,384	4.65	0.25	1.45	(7.19)	(6.05)
2017	42,678	10.29	10.91	456,048	4.63	0.25	1.45	2.39	3.71
2016	37,616	10.05	10.52	392,197	4.92	0.25	1.45	7.95	9.13
BlackRock Large Cap Focus Growth V.I.
2020	4,165	26.37	32.80	110,007	-	0.25	1.45	37.20	38.81
2019	5,567	19.22	23.63	107,140	-	0.25	1.45	26.53	28.15
2018	12,037	15.19	18.44	182,910	-	0.25	1.45	(1.68)	(0.54)
2017	10,666	15.45	18.54	164,888	-	0.25	1.45	23.60	25.10
2016	243	12.50	14.82	3,040	0.86	0.25	1.45	2.80	4.07
BNY Mellon IP Small Cap Stock Index
2020	7,757	14.56	18.17	130,624	0.01	0.25	1.45	5.74	7.07
2019	5,376	13.77	16.97	82,888	0.81	0.25	1.45	16.89	18.34
2018	4,670	11.78	14.34	60,624	1.20	0.25	1.45	(12.93)	(11.86)
2017	12,164	13.53	16.27	177,675	0.57	0.25	1.45	7.47	8.76
2016	7,867	12.59	14.96	110,494	0.50	0.25	1.45	20.25	21.72

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

BNY Mellon IP Technology Growth
2020	12,206	30.07	34.13	368,568	0.00	0.25	1.45	62.19	64.17
2019	11,190	18.54	20.79	207,472	-	0.25	1.45	20.08	21.51
2018	14,836	15.44	17.11	229,128	-	0.25	1.45	(5.62)	(4.47)
2017	11,996	16.36	17.91	196,226	-	0.25	1.45	36.11	37.88
2016	1,457	12.02	12.99	17,504	-	0.25	1.45	(0.08)	1.01
Dimensional VA Global Bond Portfolio
2020	2,423	8.14	8.82	20,418	0.00	0.25	1.85	(3.33)	(1.78)
2019	10,400	8.42	8.98	91,603	2.69	0.25	1.85	(0.82)	0.90
2018	9,206	8.49	8.90	80,670	8.88	0.65	1.85	(3.08)	(1.98)
2017	259	8.76	9.08	2,326	1.76	0.65	1.85	(2.67)	(1.52)
2016	255	9.00	9.22	2,331	0.13	0.65	1.85	(3.12)	(1.91)
Dimensional VA International Small Portfolio
2020	6,046	12.11	13.66	77,040	0.02	0.25	1.85	4.22	5.89
2019	5,733	11.62	12.90	72,251	2.85	0.25	1.85	18.09	20.00
2018	5,255	9.84	10.75	55,408	1.20	0.65	1.85	(23.60)	(22.72)
2017	9,125	12.88	13.91	124,214	2.77	0.65	1.85	23.73	25.32
2016	7,721	10.41	11.10	84,078	3.27	0.65	1.85	1.17	2.40
Dimensional VA International Value Portfolio
2020	15,244	8.87	9.74	145,097	0.02	0.25	1.85	(6.43)	(4.98)
2019	18,794	9.48	10.25	188,908	3.68	0.25	1.85	10.36	12.14
2018	17,464	8.59	9.14	157,045	2.71	0.65	1.85	(21.05)	(20.10)
2017	17,310	10.88	11.44	195,264	3.26	0.65	1.85	19.82	21.31
2016	12,998	9.08	9.43	121,532	2.41	0.65	1.85	3.89	5.25
Dimensional VA Short-Term Fixed Portfolio
2020	4,845	7.45	8.10	38,626	0.00	0.25	1.85	(4.24)	(2.64)
2019	9,142	7.78	8.32	74,931	2.28	0.25	1.85	(2.38)	(0.72)
2018	8,904	7.97	8.38	73,802	2.13	0.65	1.85	(3.04)	(1.87)
2017	4,010	8.22	8.54	33,932	1.02	0.65	1.85	(3.97)	(2.84)
2016	3,907	8.56	8.79	34,073	0.68	0.65	1.85	(3.93)	(2.77)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Dimensional VA U.S. Large Value Portfolio
2020	66,683	12.82	15.92	1,013,445	0.02	0.25	1.85	(6.08)	(4.50)
2019	76,410	13.65	16.67	1,246,169	2.24	0.25	1.85	19.84	21.68
2018	73,381	11.39	13.70	985,835	2.33	0.65	1.85	(16.31)	(15.28)
2017	71,392	13.61	16.17	1,129,871	1.94	0.65	1.85	13.42	14.84
2016	62,981	12.00	14.08	870,997	1.97	0.65	1.85	13.21	14.56
Dimensional VA U.S. Targeted Value Portfolio
2020	856	11.75	14.92	11,268	0.00	0.25	1.85	(0.93)	0.61
2019	8,024	11.86	14.83	96,316	2.53	0.25	1.85	16.73	18.64
2018	821	10.16	12.50	9,220	1.07	0.65	1.85	(19.87)	(18.88)
2017	804	12.68	15.41	11,212	0.88	0.65	1.85	4.53	5.84
2016	1,005	12.13	14.56	14,472	0.73	0.65	1.85	21.42	22.87
DWS Core Equity VIP
2020	7,090	17.93	23.21	127,158	0.01	0.25	1.45	10.61	11.96
2019	7,409	16.21	20.73	122,327	0.75	0.25	1.45	24.21	25.79
2018	8,099	13.05	16.48	108,938	1.81	0.25	1.45	(10.12)	(9.05)
2017	14,649	14.52	18.12	216,047	0.86	0.25	1.45	15.42	16.83
2016	13,467	12.58	15.51	172,056	1.08	0.25	1.45	5.45	6.74
DWS Global Small Cap VIP
2020	6,458	10.79	12.94	69,676	0.01	0.25	1.45	11.81	13.21
2019	6,266	9.65	11.43	60,458	-	0.25	1.45	15.85	17.23
2018	6,082	8.33	9.75	50,666	-	0.25	1.45	(24.20)	(23.29)
2017	7,757	10.99	12.71	85,267	-	0.25	1.45	14.36	15.76
2016	7,528	9.61	10.98	72,335	0.13	0.25	1.45	(3.13)	(1.96)
Eaton Vance VT Floating-Rate Income
2020	4,216	9.04	9.80	40,834	0.03	0.25	1.45	(2.48)	(1.31)
2019	4,762	9.27	9.93	46,742	4.34	0.25	1.45	2.43	3.65
2018	4,316	9.05	9.58	40,952	3.64	0.25	1.45	(4.44)	(3.23)
2017	5,731	9.47	9.90	56,316	3.58	0.25	1.45	(1.04)	0.10
2016	4,332	9.57	9.89	42,607	3.47	0.25	1.45	4.13	5.44

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated Hermes Fund for U.S. Government Securities II (a)
2020	24,144	8.48	10.11	208,076	0.03	0.25	1.45	0.57	1.92
2019	38,081	8.42	9.92	330,229	1.92	0.25	1.45	1.20	2.48
2018	77,710	8.32	9.68	652,963	2.20	0.25	1.45	(3.93)	(2.81)
2017	58,327	8.66	9.96	505,810	2.39	0.25	1.45	(2.61)	(1.29)
2016	68,067	8.88	10.09	606,957	1.26	0.25	1.45	(2.84)	(1.66)
Federated Hermes High Income Bond II (a)
2020	35,080	10.50	15.56	453,982	0.05	0.25	1.45	0.86	2.15
2019	31,022	10.41	15.41	386,301	5.89	0.25	1.45	9.12	10.48
2018	30,875	9.54	14.11	351,889	5.91	0.25	1.45	(7.65)	(6.53)
2017	18,047	10.33	15.26	275,402	8.06	0.25	1.45	1.87	3.15
2016	29,906	10.14	14.96	448,403	4.62	0.25	1.45	9.62	10.88
Fidelity® VIP Balanced
2020	30,359	15.41	18.11	467,925	0.01	0.25	1.45	16.74	18.21
2019	40,818	13.20	15.32	538,651	1.59	0.25	1.45	18.71	20.16
2018	40,917	11.12	12.75	454,850	1.44	0.25	1.45	(8.63)	(7.47)
2017	31,921	12.17	13.78	388,333	1.36	0.25	1.45	11.14	12.40
2016	26,767	10.95	12.26	293,631	1.39	0.25	1.45	2.24	3.55
Fidelity® VIP Contrafund
2020	70,068	18.78	27.42	1,485,519	0.00	0.25	1.45	24.54	26.09
2019	78,625	15.08	21.99	1,387,272	0.22	0.25	1.45	25.56	27.03
2018	84,284	12.01	17.50	1,176,201	0.44	0.25	1.45	(10.71)	(9.61)
2017	88,258	13.45	19.58	1,473,509	0.76	0.25	1.45	16.25	17.66
2016	99,849	11.57	16.82	1,514,522	0.63	0.25	1.45	3.03	4.32

(a) Name change. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Disciplined Small Cap
2020	1,410	13.74	18.31	25,329	0.00	0.25	1.45	12.90	14.37
2019	1,370	12.17	16.01	21,540	0.82	0.25	1.45	18.04	19.39
2018	1,329	10.31	13.41	17,539	0.65	0.25	1.45	(17.06)	(16.03)
2017	1,290	12.43	15.97	20,319	0.50	0.25	1.45	2.14	3.37
2016	1,252	12.17	15.45	19,113	0.46	0.25	1.45	16.91	18.39
Fidelity® VIP Emerging Markets
2020	16,408	14.48	14.99	240,874	0.01	0.25	1.45	25.15	26.71
2019	13,730	11.57	11.83	159,809	1.42	0.25	1.45	23.48	25.05
2018	14,028	9.35	9.46	131,303	0.43	0.25	1.45	(21.72)	(20.84)
2017	20,640	11.83	11.97	246,463	0.64	0.25	1.45	40.66	42.43
2016	5,351	8.33	8.51	45,297	0.12	0.25	1.45	(1.50)	(0.36)
Fidelity® VIP Growth & Income
2020	19,914	14.48	20.30	377,403	0.02	0.25	1.45	2.91	4.10
2019	13,824	14.07	19.50	253,771	3.46	0.25	1.45	23.96	25.56
2018	13,420	11.35	15.53	196,826	0.21	0.25	1.45	(13.09)	(12.11)
2017	15,089	13.06	17.67	252,021	1.38	0.25	1.45	11.53	12.91
2016	7,653	11.71	15.65	112,049	2.08	0.25	1.45	10.68	12.11
Fidelity® VIP Growth Opportunities
2020	64,911	33.78	42.78	2,461,025	-	0.25	1.45	60.86	62.85
2019	63,792	21.00	26.27	1,520,372	-	0.25	1.45	34.36	35.97
2018	55,534	15.63	19.32	992,317	0.09	0.25	1.45	7.35	8.60
2017	53,709	14.56	17.79	885,511	0.12	0.25	1.45	28.28	29.95
2016	63,869	11.35	13.69	814,950	0.03	0.25	1.45	(4.30)	(3.18)
Fidelity® VIP High Income
2020	3,385	9.98	10.86	34,316	0.04	0.25	1.45	(2.06)	(0.91)
2019	5,015	10.19	10.96	51,497	5.26	0.25	1.45	9.81	11.16
2018	4,864	9.28	9.86	45,439	5.35	0.25	1.45	(7.85)	(6.72)
2017	5,598	10.07	10.57	56,631	5.34	0.25	1.45	2.23	3.42
2016	5,433	9.85	10.22	53,686	5.40	0.25	1.45	9.20	10.61

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Index 500
2020	92,605	18.11	21.34	1,794,005	0.02	0.25	1.45	12.76	14.12
2019	86,107	16.06	18.70	1,482,883	1.99	0.25	1.45	25.27	26.87
2018	66,899	12.82	14.74	920,576	1.69	0.25	1.45	(8.88)	(7.82)
2017	86,242	14.07	15.99	1,290,172	1.42	0.25	1.45	16.18	17.57
2016	127,016	12.11	13.60	1,624,447	1.34	0.25	1.45	6.70	8.02
Fidelity® VIP Investment Grade Bond
2020	89,889	9.70	11.81	953,725	0.02	0.25	1.45	4.41	5.64
2019	81,720	9.29	11.18	831,654	2.56	0.25	1.45	4.62	5.97
2018	81,076	8.88	10.55	788,382	1.70	0.25	1.45	(5.13)	(4.00)
2017	80,810	9.36	10.99	825,550	1.94	0.25	1.45	(0.53)	0.64
2016	110,427	9.41	10.92	1,129,677	2.55	0.25	1.45	(0.11)	1.20
Fidelity® VIP Mid Cap
2020	26,739	14.31	16.76	413,741	0.00	0.25	1.45	12.68	14.09
2019	17,306	12.70	14.69	247,362	0.69	0.25	1.45	17.81	19.24
2018	18,197	10.78	12.32	216,530	0.47	0.25	1.45	(18.52)	(17.48)
2017	14,755	13.23	14.93	213,399	0.49	0.25	1.45	15.34	16.64
2016	13,549	11.47	12.80	168,510	0.26	0.25	1.45	7.00	8.38
Fidelity® VIP Overseas
2020	5,073	12.21	13.23	61,974	0.00	0.25	1.45	10.30	11.65
2019	4,972	11.07	11.85	55,065	1.59	0.25	1.45	21.92	23.44
2018	4,787	9.08	9.60	43,482	1.41	0.25	1.45	(18.78)	(17.81)
2017	4,611	11.18	11.68	51,551	1.32	0.25	1.45	24.36	25.86
2016	3,991	8.99	9.28	35,909	1.79	0.25	1.45	(9.47)	(8.30)
Fidelity® VIP Real Estate
2020	18,369	10.45	13.77	237,534	0.02	0.25	1.45	(10.84)	(9.76)
2019	18,941	11.72	15.26	274,578	1.63	0.25	1.45	17.55	19.03
2018	18,732	9.97	12.82	228,781	3.09	0.25	1.45	(10.50)	(9.46)
2017	13,162	11.14	14.16	175,151	1.65	0.25	1.45	(0.80)	0.50
2016	11,173	11.23	14.09	146,016	1.37	0.25	1.45	0.90	2.10

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Strategic Income
2020	15,665	9.90	11.10	155,000	0.03	0.25	1.45	2.48	3.74
2019	16,739	9.66	10.70	162,987	3.45	0.25	1.45	5.81	7.11
2018	13,624	9.13	9.99	124,834	3.05	0.25	1.45	(7.03)	(5.93)
2017	17,710	9.82	10.62	175,409	3.92	0.25	1.45	2.83	4.12
2016	9,017	9.55	10.20	87,606	4.81	0.25	1.45	3.35	4.62
Franklin Flex Cap Growth VIP Fund
2020	3,818	22.50	26.26	88,742	-	0.25	1.45	38.55	40.20
2019	2,990	16.24	18.73	48,515	-	0.25	1.45	25.41	26.98
2018	9,861	12.95	14.75	127,655	-	0.25	1.45	(1.37)	(0.14)
2017	-	13.13	14.77	-	-	0.25	1.45	21.46	22.88
2016	-	10.81	12.02	-	-	0.25	1.45	(7.13)	(6.02)
Franklin Growth and Income VIP Fund
2020	14,381	14.00	18.33	226,823	0.03	0.25	1.45	0.86	2.17
2019	15,441	13.88	17.94	243,166	2.39	0.25	1.45	20.17	21.63
2018	13,541	11.55	14.75	174,277	2.51	0.25	1.45	(8.77)	(7.64)
2017	13,140	12.66	15.97	184,402	5.71	0.25	1.45	10.86	12.15
2016	12,752	11.42	14.24	160,689	2.91	0.25	1.45	6.73	8.04
Franklin Income VIP Fund
2020	17,894	10.34	12.32	186,675	0.05	0.25	1.45	(3.72)	(2.53)
2019	17,388	10.74	12.64	188,258	5.46	0.25	1.45	11.07	12.36
2018	16,907	9.67	11.25	164,840	5.18	0.25	1.45	(8.51)	(7.41)
2017	14,808	10.57	12.15	157,797	4.40	0.25	1.45	4.86	6.11
2016	12,598	10.08	11.45	128,033	4.87	0.25	1.45	9.09	10.41
Franklin Large Cap Growth VIP Fund
2020	-	22.49	28.48	-	-	0.25	1.45	38.31	40.02
2019	-	16.26	20.34	-	-	0.25	1.45	28.74	30.30
2018	-	12.63	15.61	-	-	0.25	1.45	(5.82)	(4.64)
2017	-	13.41	16.37	-	-	0.25	1.45	22.58	24.02
2016	-	10.94	13.20	-	-	0.25	1.45	(6.09)	(4.97)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Mutual Global Discovery VIP Fund
2020	14,959	10.25	12.82	183,281	0.02	0.25	1.45	(8.65)	(7.57)
2019	15,365	11.22	13.87	204,396	1.67	0.25	1.45	18.98	20.40
2018	14,911	9.43	11.52	165,278	2.14	0.25	1.45	(15.12)	(14.09)
2017	19,005	11.11	13.41	247,142	1.65	0.25	1.45	3.93	5.18
2016	21,783	10.69	12.75	272,677	1.39	0.25	1.45	7.22	8.60
Franklin Mutual Shares VIP Fund
2020	3,776	10.59	13.53	50,135	0.02	0.25	1.45	(9.18)	(8.08)
2019	3,667	11.66	14.72	53,038	1.77	0.25	1.45	17.19	18.61
2018	4,145	9.95	12.41	49,299	3.28	0.25	1.45	(13.02)	(11.99)
2017	2,364	11.44	14.10	31,466	3.34	0.25	1.45	3.62	4.91
2016	6,972	11.04	13.44	80,871	2.47	0.25	1.45	10.95	12.37
Franklin Rising Dividends VIP Fund
2020	13,987	16.41	22.33	279,536	0.01	0.25	1.45	10.88	12.27
2019	13,573	14.80	19.89	242,743	1.28	0.25	1.45	23.64	25.09
2018	13,174	11.97	15.90	189,242	1.10	0.25	1.45	(9.25)	(8.09)
2017	18,637	13.19	17.30	278,074	1.22	0.25	1.45	15.30	16.66
2016	14,806	11.44	14.83	192,097	1.01	0.25	1.45	10.96	12.35
Franklin Small Cap Value VIP Fund
2020	32,166	12.74	16.37	462,484	0.01	0.25	1.45	0.55	1.80
2019	41,808	12.67	16.08	582,393	0.86	0.25	1.45	20.90	22.37
2018	28,762	10.48	13.14	343,329	0.81	0.25	1.45	(16.69)	(15.72)
2017	22,597	12.58	15.59	330,302	0.50	0.25	1.45	5.80	7.15
2016	18,391	11.89	14.55	253,903	0.66	0.25	1.45	24.50	25.97
Franklin Small-Mid Cap Growth VIP Fund
2020	23,765	20.90	47.92	587,532	-	0.25	1.45	48.33	50.13
2019	13,776	14.09	31.92	227,540	-	0.25	1.45	25.69	27.27
2018	13,698	11.21	25.08	180,056	-	0.25	1.45	(9.54)	(8.40)
2017	32,625	12.39	27.38	474,734	-	0.25	1.45	16.10	17.51
2016	33,859	10.67	23.30	425,552	-	0.25	1.45	(0.37)	0.82

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Strategic Income VIP Fund
2020	3,896	8.88	10.24	34,607	0.05	0.25	1.45	(1.11)	0.20
2019	3,781	8.98	10.22	33,951	5.13	0.25	1.45	3.34	4.61
2018	3,669	8.69	9.77	31,881	2.73	0.25	1.45	(6.46)	(5.33)
2017	3,560	9.29	10.32	33,057	5.85	0.25	1.45	1.28	1.28
2016	413	9.29	10.19	4,169	1.16	0.25	1.45	3.22	4.41
Franklin U.S. Government Securities VIP Fund
2020	36,475	8.36	8.88	315,157	0.02	0.25	1.45	(0.71)	0.57
2019	18,537	8.42	8.83	158,489	2.90	0.25	1.45	0.60	1.85
2018	17,988	8.37	8.67	152,058	2.58	0.25	1.45	(4.01)	(2.91)
2017	13,184	8.72	8.93	115,593	2.70	0.25	1.45	(3.11)	(1.87)
2016	12,018	9.00	9.10	108,149	2.33	0.25	1.45	(3.74)	(2.57)
Goldman Sachs VIT Growth Opportunities
2020	15,997	20.17	25.97	389,287	-	0.25	1.45	37.96	39.70
2019	11,773	14.62	18.59	205,873	-	0.25	1.45	28.25	29.82
2018	11,441	11.40	14.32	154,723	-	0.25	1.45	(8.51)	(7.43)
2017	6,774	12.46	15.47	99,340	-	0.25	1.45	21.44	22.88
2016	5,287	10.26	12.59	61,559	-	0.25	1.45	(3.02)	(1.87)
Goldman Sachs VIT High Quality Floating Rate
2020	22,092	7.63	8.49	183,646	0.01	0.25	1.45	(3.78)	(2.64)
2019	25,061	7.93	8.72	213,419	2.11	0.25	1.45	(2.46)	(1.25)
2018	24,521	8.13	8.83	212,019	1.88	0.25	1.45	(2.98)	(1.78)
2017	24,244	8.38	8.99	213,964	1.05	0.25	1.45	(2.90)	(1.75)
2016	30,975	8.63	9.15	279,414	0.94	0.25	1.45	(3.47)	(2.24)
Goldman Sachs VIT International Equity Insights
2020	1,061	9.60	10.69	11,149	0.01	0.25	1.45	1.91	3.09
2019	1,742	9.42	10.37	17,747	4.18	0.25	1.45	13.09	14.46
2018	-	8.33	9.06	-	-	0.25	1.45	(20.21)	(19.18)
2017	-	10.44	11.21	-	-	0.25	1.45	20.69	22.11
2016	-	8.65	9.18	-	-	0.25	1.45	(7.09)	(5.94)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Goldman Sachs VIT Mid Cap Value
2020	8,626	12.80	16.34	110,291	0.00	0.25	1.45	3.48	4.68
2019	8,370	12.37	15.61	103,435	0.59	0.25	1.45	25.46	27.01
2018	8,123	9.86	12.29	80,012	0.57	0.25	1.45	(14.56)	(13.57)
2017	7,883	11.54	14.22	90,921	0.50	0.25	1.45	5.97	7.32
2016	7,650	10.89	13.25	83,222	1.17	0.25	1.45	8.36	9.69
Goldman Sachs VIT Small Cap Equity Insights
2020	-	13.90	17.91	-	-	0.25	1.45	3.58	4.86
2019	907	13.42	17.08	15,222	0.41	0.25	1.45	19.08	20.54
2018	-	11.27	14.17	-	-	0.25	1.45	(12.77)	(11.71)
2017	-	12.92	16.05	-	-	0.25	1.45	6.34	7.65
2016	-	12.15	14.91	-	-	0.25	1.45	17.62	19.09
Guggenheim VIF All Cap Value
2020	44,086	12.77	26.45	995,027	0.02	0.25	1.45	(2.59)	(1.42)
2019	49,416	13.11	26.83	1,149,575	0.37	0.25	1.45	18.32	19.78
2018	4,420	11.08	22.40	90,824	1.38	0.25	1.45	(14.51)	(13.48)
2017	18,081	12.96	25.89	308,910	1.36	0.25	1.45	9.74	11.12
2016	-	11.81	23.30	-	9.15	0.25	1.45	17.40	18.76
Guggenheim VIF Floating Rate Strategies
2020	17,472	9.10	9.88	159,940	0.06	0.25	1.45	(4.41)	(3.14)
2019	17,515	9.52	10.20	167,794	5.39	0.25	1.45	2.92	4.08
2018	18,231	9.25	9.80	170,788	2.40	0.25	1.45	(5.13)	(3.92)
2017	21,627	9.75	10.20	211,307	3.23	0.25	1.45	(1.02)	0.10
2016	20,492	9.85	10.19	204,269	3.95	0.25	1.45	3.79	5.16
Guggenheim VIF Global Managed Futures Strategy
2020	11,120	5.03	7.55	59,470	0.06	0.25	1.45	(1.82)	(0.77)
2019	11,647	5.07	7.69	62,885	0.95	0.25	1.45	3.36	4.64
2018	11,316	4.86	7.44	58,590	-	0.25	1.45	(12.98)	(11.90)
2017	10,365	5.53	8.55	61,182	2.69	0.25	1.45	4.01	5.23
2016	-	5.26	8.22	-	8.66	0.25	1.45	(18.53)	(17.57)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF High Yield
2020	2,590	10.25	11.92	27,847	0.05	0.25	1.45	0.10	1.36
2019	4,143	10.24	11.76	45,771	5.45	0.25	1.45	6.78	8.09
2018	9,077	9.59	10.88	95,465	7.66	0.25	1.45	(8.32)	(7.17)
2017	9,133	10.46	11.72	103,914	4.91	0.25	1.45	1.65	2.81
2016	11,370	10.29	11.40	128,171	9.22	0.25	1.45	12.34	13.77
Guggenheim VIF Large Cap Value
2020	12,872	12.89	24.68	286,322	0.03	0.25	1.45	(2.27)	(1.08)
2019	10,639	13.19	24.95	228,255	6.45	0.25	1.45	16.52	17.91
2018	7,774	11.32	21.16	153,693	2.17	0.25	1.45	(13.52)	(12.42)
2017	3,893	13.09	24.16	90,122	1.12	0.25	1.45	10.74	12.11
2016	7,351	11.82	21.55	150,394	1.82	0.25	1.45	16.11	17.50
Guggenheim VIF Long Short Equity
2020	9,899	8.38	8.86	84,614	0.01	0.25	1.45	0.34	1.53
2019	11,365	8.26	8.83	96,224	0.53	0.25	1.45	0.91	2.17
2018	10,579	8.11	8.75	87,890	-	0.25	1.45	(16.75)	(15.74)
2017	12,199	9.64	10.51	121,086	0.35	0.25	1.45	9.82	11.17
2016	12,526	8.69	9.57	112,683	-	0.25	1.45	(3.72)	(2.64)
Guggenheim VIF Multi-Hedge Strategies
2020	28,377	6.05	8.44	201,840	0.01	0.25	1.45	2.80	4.04
2019	28,942	5.88	8.21	198,277	2.50	0.25	1.45	0.37	1.67
2018	30,788	5.84	8.18	209,661	-	0.25	1.45	(9.21)	(8.23)
2017	39,983	6.43	9.01	296,292	-	0.25	1.45	(0.88)	0.42
2016	54,910	6.47	9.09	419,237	0.10	0.25	1.45	(4.82)	(3.64)
Guggenheim VIF Small Cap Value
2020	2,192	10.24	29.25	46,708	0.01	0.25	1.45	(5.27)	(4.18)
2019	2,461	10.81	30.78	57,640	0.78	0.25	1.45	17.25	18.68
2018	2,396	9.22	26.16	46,700	0.23	0.25	1.45	(16.49)	(15.49)
2017	4,749	11.04	31.22	123,308	0.26	0.25	1.45	(0.81)	0.41
2016	7,732	11.13	31.36	230,941	0.09	0.25	1.45	20.98	22.58

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF SMid Cap Value
2020	1,078	12.22	28.68	28,264	0.01	0.25	1.45	(0.24)	0.95
2019	1,596	12.25	28.41	42,996	0.85	0.25	1.45	21.17	22.67
2018	2,826	10.11	23.16	47,153	0.69	0.25	1.45	(16.79)	(15.78)
2017	2,449	12.15	27.50	47,325	0.39	0.25	1.45	8.77	10.09
2016	14,971	11.17	24.98	201,110	0.40	0.25	1.45	21.15	22.69
Guggenheim VIF StylePlus Large Core
2020	1,008	18.68	21.96	21,799	0.02	0.25	1.45	13.56	14.97
2019	993	16.45	19.10	18,714	2.16	0.25	1.45	24.34	25.82
2018	978	13.23	15.18	14,680	1.70	0.25	1.45	(10.67)	(9.54)
2017	964	14.81	16.78	16,016	1.18	0.25	1.45	16.89	18.25
2016	949	12.67	14.19	13,357	1.69	0.25	1.45	8.38	9.74
Guggenheim VIF StylePlus Large Growth
2020	1,896	24.93	28.26	48,961	0.01	0.25	1.45	31.84	33.43
2019	1,849	18.91	21.18	36,091	1.96	0.25	1.45	28.12	29.62
2018	1,873	14.76	16.34	28,516	2.38	0.25	1.45	(7.87)	(6.68)
2017	1,024	16.02	17.51	17,690	1.99	0.25	1.45	24.48	25.88
2016	432	12.87	13.91	5,558	-	0.25	1.45	3.96	5.30
Guggenheim VIF StylePlus Mid Growth
2020	1,193	20.16	45.75	49,352	0.01	0.25	1.45	26.32	27.86
2019	2,517	15.96	35.78	82,177	1.07	0.25	1.45	26.97	28.47
2018	2,472	12.57	27.85	63,349	1.57	0.25	1.45	(11.23)	(10.07)
2017	3,292	14.16	30.97	94,532	1.02	0.25	1.45	19.29	20.65
2016	3,060	11.87	25.67	74,254	0.82	0.25	1.45	3.94	5.20
Guggenheim VIF StylePlus Small Growth
2020	-	18.14	22.69	-	-	0.25	1.45	26.06	27.62
2019	11,594	14.39	17.78	166,970	-	0.25	1.45	20.22	21.70
2018	-	11.97	14.61	-	-	0.25	1.45	(14.26)	(13.19)
2017	-	13.96	16.83	-	-	0.25	1.45	17.11	18.44
2016	-	11.92	14.21	-	-	0.25	1.45	8.46	9.81

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Guggenheim VIF Total Return Bond
2020	40,026	11.05	11.81	451,702	0.02	0.25	1.45	9.19	10.48
2019	46,661	10.12	10.69	478,346	2.65	0.25	1.45	-	1.14
2018	46,183	10.12	10.57	472,668	4.51	0.25	1.45	(3.34)	(2.04)
2017	31,535	10.47	10.79	333,587	3.77	0.25	1.45	2.15	3.25
2016	35,937	10.25	10.45	370,984	4.88	0.25	1.45	2.09	3.47
Guggenheim VIF World Equity Income
2020	4,276	10.55	13.96	59,762	0.03	0.25	1.45	1.99	3.24
2019	4,763	10.23	13.64	65,011	2.90	0.25	1.45	16.07	17.45
2018	5,295	8.72	11.71	62,017	2.41	0.25	1.45	(12.17)	(11.04)
2017	9,525	9.83	13.29	127,085	2.16	0.25	1.45	10.05	11.30
2016	16,682	8.85	12.03	201,136	3.04	0.25	1.45	5.60	6.86
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (b)
2020	-	19.24	22.12	-	-	0.25	1.45	33.80	35.46
2019	-	14.38	16.33	-	-	0.25	1.45	28.16	29.71
2018	-	11.22	12.59	-	-	0.25	1.45	(9.95)	(8.90)
2017	-	12.46	13.82	-	-	0.25	1.45	16.78	18.22
2016	-	10.67	11.69	-	-	0.25	1.45	(3.79)	(2.58)
Invesco Oppenheimer V.I. Global Fund
2020	7,423	16.74	20.05	136,808	0.00	0.25	1.45	21.75	23.23
2019	12,167	13.75	16.27	176,581	0.65	0.25	1.45	25.69	27.31
2018	11,842	10.94	12.78	136,169	0.90	0.25	1.45	(17.12)	(16.20)
2017	9,804	13.20	15.25	133,529	0.61	0.25	1.45	30.31	32.03
2016	2,545	10.13	11.55	28,575	0.32	0.25	1.45	(4.52)	(3.43)

(b) Merger. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco Oppenheimer V.I. Global Strategic Income Fund
2020	13,608	8.90	9.84	122,269	0.05	0.25	1.45	(1.44)	(0.30)
2019	13,249	9.03	9.87	120,688	3.43	0.25	1.45	5.74	7.05
2018	12,907	8.54	9.22	111,011	4.55	0.25	1.45	(8.66)	(7.52)
2017	12,573	9.35	9.97	118,322	1.99	0.25	1.45	1.41	2.57
2016	12,240	9.22	9.72	113,435	4.61	0.25	1.45	1.65	2.86
Invesco Oppenheimer V.I. International Growth Fund
2020	37,079	11.79	14.40	516,893	0.01	0.25	1.45	15.70	17.07
2019	27,687	10.19	12.30	333,187	0.71	0.25	1.45	22.48	23.87
2018	27,032	8.32	9.93	263,223	0.67	0.25	1.45	(23.11)	(22.12)
2017	29,470	10.82	12.75	362,139	1.07	0.25	1.45	20.89	22.36
2016	23,102	8.95	10.42	232,971	0.78	0.25	1.45	(6.96)	(5.79)
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2020	39,343	15.28	19.62	709,617	0.00	0.25	1.45	14.37	15.75
2019	50,376	13.36	16.95	788,213	-	0.25	1.45	20.69	22.12
2018	49,134	11.07	13.88	633,994	0.07	0.25	1.45	(14.45)	(13.41)
2017	46,641	12.94	16.03	700,509	0.50	0.25	1.45	8.92	10.32
2016	35,548	11.88	14.53	489,945	0.25	0.25	1.45	12.50	13.87
Invesco V.I. American Franchise Series I
2020	4,920	17.90	17.90	87,960	0.00	1.45	1.45	36.12	36.12
2019	6,578	13.15	16.54	86,431	-	0.25	1.45	30.85	32.43
2018	5,456	10.05	12.49	54,791	-	0.25	1.45	(7.88)	(6.72)
2017	7,331	10.91	13.39	79,902	0.08	0.25	1.45	21.76	23.30
2016	5,658	8.96	10.86	50,620	-	0.25	1.45	(2.18)	(1.00)
Invesco V.I. American Franchise Series II
2020	-	23.71	27.65	-	-	0.25	1.45	35.80	37.43
2019	-	17.46	20.12	-	-	0.25	1.45	30.49	32.11
2018	4,496	13.38	15.23	60,153	-	0.25	1.45	(8.10)	(7.02)
2017	4,543	14.56	16.38	66,130	-	0.25	1.45	21.43	22.97
2016	-	11.99	13.32	-	-	0.25	1.45	(2.36)	(1.26)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. American Value
2020	202	10.85	14.51	2,194	0.01	0.25	1.45	(3.56)	(2.42)
2019	196	11.25	14.87	2,206	0.12	0.25	1.45	19.30	20.80
2018	1,375	9.43	12.31	12,957	0.28	0.25	1.45	(16.70)	(15.68)
2017	2,553	11.32	14.60	28,890	0.59	0.25	1.45	4.91	6.18
2016	2,478	10.79	13.75	26,724	0.11	0.25	1.45	10.21	11.52
Invesco V.I. Balanced-Risk Allocation
2020	2,725	10.56	11.44	30,787	0.07	0.25	1.45	5.18	6.42
2019	2,586	10.04	10.75	27,479	-	0.25	1.45	9.85	11.17
2018	2,414	9.14	9.67	23,107	1.23	0.25	1.45	(10.74)	(9.63)
2017	2,687	10.24	10.70	28,424	3.79	0.25	1.45	5.03	6.26
2016	2,675	9.75	10.07	26,704	1.09	0.25	1.45	6.67	7.93
Invesco V.I. Core Equity
2020	3,295	13.03	16.55	54,523	0.02	0.25	1.45	8.58	9.89
2019	206	12.00	15.06	3,058	0.18	0.25	1.45	23.08	24.57
2018	200	9.75	12.09	2,387	-	0.25	1.45	(13.56)	(12.52)
2017	584	11.28	13.82	7,970	1.56	0.25	1.45	7.94	9.25
2016	-	10.45	12.65	-	-	0.25	1.45	5.24	6.57
Invesco V.I. Equity and Income
2020	4,178	12.22	15.37	51,041	0.02	0.25	1.45	4.80	6.15
2019	5,602	11.66	14.48	65,283	2.36	0.25	1.45	14.88	16.21
2018	5,609	10.15	12.46	56,949	2.06	0.25	1.45	(13.69)	(12.62)
2017	5,638	11.76	14.26	66,316	2.31	0.25	1.45	5.95	7.22
2016	1,270	11.10	13.30	14,107	5.38	0.25	1.45	9.79	11.11
Invesco V.I. Global Real Estate
2020	2,964	9.04	11.21	32,602	0.03	0.25	1.45	(16.37)	(15.40)
2019	4,966	10.81	13.25	64,634	4.85	0.25	1.45	17.25	18.73
2018	2,585	9.22	11.16	28,393	3.75	0.25	1.45	(10.40)	(9.34)
2017	2,509	10.29	12.31	30,451	3.12	0.25	1.45	7.86	9.13
2016	2,438	9.54	11.28	27,174	1.29	0.25	1.45	(2.65)	(1.40)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Government Securities
2020	346	8.03	9.33	2,776	0.05	0.25	1.45	1.30	2.53
2019	772	7.91	9.10	6,110	3.70	0.25	1.45	1.20	2.36
2018	2,549	7.81	8.89	19,912	0.51	0.25	1.45	(4.13)	(2.95)
2017	1,419	8.13	9.16	11,983	1.74	0.25	1.45	(2.68)	(1.51)
2016	1,688	8.34	9.30	14,641	1.26	0.25	1.45	(3.45)	(2.21)
Invesco V.I. Health Care
2020	1,572	15.32	22.28	24,174	0.00	0.25	1.45	9.19	10.52
2019	3,309	14.03	20.16	56,805	-	0.25	1.45	26.40	27.92
2018	3,221	11.10	15.76	43,461	-	0.25	1.45	(3.73)	(2.60)
2017	4,824	11.53	16.18	55,606	0.08	0.25	1.45	10.44	11.89
2016	4,769	10.44	14.46	50,080	-	0.25	1.45	(15.53)	(14.54)
Invesco V.I. International Growth
2020	51,255	11.28	12.34	580,919	0.02	0.25	1.45	8.71	10.08
2019	68,620	10.35	11.21	716,475	1.26	0.25	1.45	22.72	24.14
2018	75,151	8.42	9.03	637,662	1.60	0.25	1.45	(18.96)	(17.91)
2017	97,601	10.35	11.00	1,016,133	1.23	0.25	1.45	17.45	18.79
2016	146,902	8.80	9.34	1,295,637	0.30	0.25	1.45	(5.08)	(3.94)
Invesco V.I. Managed Volatility
2020	1,989	10.38	13.54	20,657	0.02	0.25	1.45	(6.06)	(4.92)
2019	2,062	11.05	14.24	22,794	1.13	0.25	1.45	13.10	14.47
2018	2,130	9.77	12.44	20,804	1.50	0.25	1.45	(15.12)	(14.09)
2017	2,193	11.51	14.48	25,250	2.14	0.25	1.45	5.50	6.78
2016	-	10.91	13.56	-	-	0.25	1.45	5.51	6.77
Invesco V.I. Mid Cap Core Equity
2020	25,832	12.16	14.95	346,024	0.01	0.25	1.45	4.11	5.43
2019	14,933	11.68	14.18	193,526	0.29	0.25	1.45	19.67	20.99
2018	7,449	9.76	11.72	80,705	0.12	0.25	1.45	(15.50)	(14.39)
2017	6,655	11.55	13.69	85,029	0.32	0.25	1.45	9.69	10.94
2016	6,466	10.53	12.34	74,998	-	0.25	1.45	8.22	9.59

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. S&P 500 Index
2020	-	17.71	21.41	-	-	0.25	1.45	12.52	13.88
2019	2,490	15.74	18.80	46,172	1.24	0.25	1.45	24.92	26.43
2018	2,417	12.60	14.87	35,508	1.46	0.25	1.45	(9.22)	(8.10)
2017	2,036	13.88	16.18	32,624	1.05	0.25	1.45	15.76	17.16
2016	3,545	11.99	13.81	48,589	1.34	0.25	1.45	6.29	7.64
Invesco V.I. Small Cap Equity
2020	3,984	13.40	16.69	57,665	0.00	0.25	1.45	21.38	22.72
2019	4,856	11.04	13.60	59,138	-	0.25	1.45	20.79	22.30
2018	4,914	9.14	11.12	49,445	-	0.25	1.45	(18.97)	(17.99)
2017	5,378	11.28	13.56	67,038	-	0.25	1.45	8.78	10.15
2016	2,489	10.37	12.31	30,287	-	0.25	1.45	6.91	8.27
Ivy VIP Asset Strategy
2020	3,428	10.85	12.59	42,353	0.02	0.25	1.45	8.94	10.25
2019	3,370	9.96	11.42	37,811	2.21	0.25	1.45	16.49	17.85
2018	3,316	8.55	9.69	31,628	1.96	0.25	1.45	(9.62)	(8.41)
2017	3,263	9.46	10.58	34,074	1.61	0.25	1.45	13.16	14.50
2016	3,205	8.36	9.24	29,286	0.59	0.25	1.45	(6.90)	(5.71)
Ivy VIP Balanced
2020	3,932	12.88	16.12	53,385	0.01	0.25	1.45	9.06	10.49
2019	3,817	11.81	14.59	47,351	1.75	0.25	1.45	16.82	18.14
2018	3,714	10.11	12.35	39,363	1.62	0.25	1.45	(7.50)	(6.30)
2017	3,613	10.93	13.18	41,292	1.61	0.25	1.45	6.53	7.77
2016	4,429	10.26	12.23	46,978	1.35	0.25	1.45	(2.38)	(1.21)
Ivy VIP Energy
2020	1,058	2.62	2.76	2,916	0.01	0.25	1.45	(39.61)	(38.76)
2019	1,405	4.29	4.57	6,417	-	0.25	1.45	(1.08)	0.23
2018	1,343	4.29	4.62	6,199	-	0.25	1.45	(36.97)	(36.31)
2017	2,312	6.74	7.33	16,959	0.50	0.25	1.45	(16.51)	(15.47)
2016	3,788	7.98	8.78	33,252	0.13	0.25	1.45	28.74	30.32

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Global Equity Income
2020	801	11.90	14.14	9,531	0.02	0.25	1.45	(1.41)	(0.14)
2019	777	12.07	14.16	9,375	2.82	0.25	1.45	17.87	19.19
2018	754	10.24	11.88	7,725	1.70	0.25	1.45	(15.58)	(14.53)
2017	732	12.13	13.90	8,876	1.24	0.25	1.45	10.57	11.92
2016	710	10.97	12.42	7,793	-	0.25	1.45	2.24	3.50
Ivy VIP Global Growth
2020	8,668	14.50	16.36	129,300	0.00	0.25	1.45	15.35	16.69
2019	8,412	12.57	14.02	108,492	0.66	0.25	1.45	20.40	21.91
2018	8,164	10.44	11.50	87,165	0.23	0.25	1.45	(10.39)	(9.23)
2017	2,134	11.65	12.67	26,680	0.05	0.25	1.45	19.12	20.55
2016	2,070	9.78	10.51	21,523	0.18	0.25	1.45	(7.30)	(6.16)
Ivy VIP Growth
2020	346	24.24	30.93	10,524	-	0.25	1.45	24.82	26.35
2019	337	19.42	24.48	8,127	-	0.25	1.45	30.69	32.25
2018	328	14.86	18.51	5,997	0.03	0.25	1.45	(2.24)	(1.02)
2017	320	15.20	18.70	5,911	0.25	0.25	1.45	23.68	25.25
2016	311	12.29	14.93	4,607	-	0.25	1.45	(3.15)	(2.03)
Ivy VIP High Income
2020	4,806	10.25	13.10	55,881	0.06	0.25	1.45	1.38	2.66
2019	5,651	10.11	12.76	63,132	6.63	0.25	1.45	6.31	7.59
2018	5,446	9.51	11.86	56,987	9.18	0.25	1.45	(6.40)	(5.20)
2017	5,044	10.16	12.51	58,024	10.76	0.25	1.45	2.01	3.22
2016	4,681	9.96	12.12	56,098	7.10	0.25	1.45	11.16	12.53
Ivy VIP International Core Equity
2020	3,475	10.74	11.10	37,333	0.03	0.25	1.45	2.48	3.74
2019	9,529	10.48	10.70	100,052	1.56	0.25	1.45	13.54	14.93
2018	10,662	9.17	9.31	98,132	1.83	0.25	1.45	(21.38)	(20.50)
2017	9,802	11.55	11.74	114,350	0.71	0.25	1.45	17.75	19.25
2016	5,350	9.71	9.97	51,951	1.28	0.25	1.45	(3.30)	(2.19)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Limited-Term Bond
2020	31,749	8.29	8.89	277,028	0.03	0.25	1.45	(0.48)	0.79
2019	32,626	8.33	8.82	282,742	1.84	0.25	1.45	(0.24)	0.92
2018	32,859	8.35	8.74	282,808	0.17	0.25	1.45	(3.69)	(2.46)
2017	1,841	8.67	8.96	16,273	0.24	0.25	1.45	(3.02)	(1.86)
2016	20,223	8.94	9.13	182,582	8.96	0.25	1.45	(2.51)	(1.30)
Ivy VIP Mid Cap Growth
2020	5,048	22.50	27.51	123,403	-	0.25	1.45	42.50	44.26
2019	4,498	15.79	19.07	76,101	-	0.25	1.45	31.91	33.54
2018	4,366	11.97	14.28	55,741	-	0.25	1.45	(4.39)	(3.25)
2017	4,171	12.52	14.76	60,752	-	0.25	1.45	21.32	22.80
2016	4,084	10.32	12.02	48,531	-	0.25	1.45	1.47	2.74
Ivy VIP Natural Resources
2020	620	4.39	4.76	2,729	0.01	0.25	1.45	(15.74)	(14.70)
2019	1,174	5.21	5.58	6,127	1.00	0.25	1.45	4.62	5.88
2018	1,141	4.98	5.27	5,688	0.32	0.25	1.45	(26.55)	(25.67)
2017	1,109	6.78	7.09	7,531	0.14	0.25	1.45	(1.60)	(0.42)
2016	1,005	6.89	7.12	6,931	0.30	0.25	1.45	18.38	19.87
Ivy VIP Science and Technology
2020	3,378	22.58	31.74	99,487	-	0.25	1.45	29.47	31.05
2019	7,036	17.44	24.22	162,790	-	0.25	1.45	42.95	44.68
2018	7,500	12.20	16.74	115,572	-	0.25	1.45	(9.36)	(8.27)
2017	8,424	13.46	18.25	139,192	-	0.25	1.45	26.38	27.89
2016	3,889	10.65	14.27	46,844	-	0.25	1.45	(2.92)	(1.72)
Ivy VIP Securian Real Estate Securities
2020	-	11.41	14.64	-	-	0.25	1.45	(7.39)	(6.21)
2019	280	12.32	15.61	3,448	1.63	0.25	1.45	19.03	20.45
2018	272	10.35	12.96	2,811	1.54	0.25	1.45	(9.69)	(8.60)
2017	264	11.46	14.18	3,021	1.28	0.25	1.45	0.79	2.01
2016	256	11.37	13.90	2,909	-	0.25	1.45	(0.26)	0.94

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Ivy VIP Small Cap Core
2020	1,680	13.82	16.74	27,109	-	0.25	1.45	2.37	3.59
2019	1,444	13.50	16.16	22,505	-	0.25	1.45	18.94	20.42
2018	1,595	11.35	13.42	20,753	0.20	0.25	1.45	(14.40)	(13.36)
2017	5,046	13.26	15.49	69,754	-	0.25	1.45	8.78	10.09
2016	7,424	12.19	14.07	93,103	0.29	0.25	1.45	23.26	24.73
Ivy VIP Small Cap Growth
2020	3,692	17.89	19.03	66,174	-	0.25	1.45	31.64	33.26
2019	4,208	13.59	14.28	57,201	-	0.25	1.45	17.97	19.40
2018	4,490	11.52	11.96	51,713	0.48	0.25	1.45	(8.28)	(7.14)
2017	4,348	12.56	12.88	54,637	-	0.25	1.45	17.71	19.15
2016	2,713	10.67	10.81	28,947	-	0.25	1.45	(1.57)	(0.37)
Janus Henderson VIT Enterprise
2020	14,472	21.12	27.44	321,361	-	0.25	1.45	13.98	15.34
2019	20,096	18.53	23.79	386,526	0.06	0.25	1.45	29.22	30.86
2018	17,429	14.34	18.18	261,550	0.09	0.25	1.45	(4.97)	(3.86)
2017	9,870	15.09	18.91	162,012	0.15	0.25	1.45	21.50	23.03
2016	8,857	12.42	15.37	120,366	0.03	0.25	1.45	7.25	8.55
Janus Henderson VIT Forty
2020	4,499	25.74	33.51	115,702	0.00	0.25	1.45	32.95	34.58
2019	2,179	19.36	24.90	42,122	0.03	0.25	1.45	30.90	32.52
2018	1,321	14.79	18.79	21,110	-	0.25	1.45	(2.76)	(1.57)
2017	875	15.21	19.09	13,308	-	0.25	1.45	24.37	25.84
2016	-	12.23	15.17	-	-	0.25	1.45	(2.47)	(1.30)
Janus Henderson VIT Mid Cap Value
2020	7,741	12.00	14.38	109,059	0.01	0.25	1.45	(5.51)	(4.39)
2019	7,356	12.70	15.04	108,517	1.09	0.25	1.45	24.39	25.86
2018	6,860	10.21	11.95	80,707	0.94	0.25	1.45	(17.59)	(16.55)
2017	2,917	12.39	14.32	41,218	1.22	0.25	1.45	8.68	9.98
2016	-	11.40	13.02	-	1.27	0.25	1.45	13.55	14.92

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Janus Henderson VIT Overseas
2020	5,120	7.61	9.81	49,099	0.01	0.25	1.45	10.97	12.32
2019	4,970	6.78	8.84	42,917	1.84	0.25	1.45	21.10	22.56
2018	4,825	5.54	7.30	34,349	1.43	0.25	1.45	(18.80)	(17.81)
2017	1,388	6.76	8.99	11,407	1.63	0.25	1.45	25.03	26.62
2016	1,349	5.35	7.19	8,832	1.16	0.25	1.45	(10.79)	(9.68)
Janus Henderson VIT Research
2020	11,398	21.27	26.96	297,563	0.00	0.25	1.45	26.76	28.32
2019	11,536	16.78	21.01	235,260	0.22	0.25	1.45	29.38	30.90
2018	13,056	12.97	16.05	204,242	0.38	0.25	1.45	(7.09)	(5.92)
2017	426	13.96	17.06	7,176	0.25	0.25	1.45	22.03	23.44
2016	419	11.44	13.82	5,736	0.38	0.25	1.45	(4.11)	(2.95)
JPMorgan Insurance Trust Core Bond Portfolio
2020	10,914	9.24	9.82	103,714	0.01	0.25	1.45	3.01	4.25
2019	17,600	8.97	9.42	160,034	3.04	0.25	1.45	3.22	4.43
2018	27,439	8.69	9.02	239,754	2.16	0.25	1.45	(4.61)	(3.43)
2017	24,122	9.11	9.34	220,519	1.60	0.25	1.45	(1.19)	(1.19)
2016	11,705	9.22	9.34	108,191	1.58	0.25	1.45	(2.64)	(1.48)
JPMorgan Insurance Trust Small Cap Core Portfolio
2020	3,564	14.27	17.88	50,887	0.01	0.25	1.45	8.35	9.69
2019	13,006	13.17	16.30	197,396	0.20	0.25	1.45	18.86	20.30
2018	14,324	11.08	13.55	178,861	0.08	0.25	1.45	(16.06)	(15.05)
2017	12,673	13.20	15.95	186,451	0.12	0.25	1.45	10.00	11.30
2016	8,077	12.00	14.33	111,825	0.17	0.25	1.45	14.61	16.03
Lord Abbett Series Bond-Debenture VC
2020	40,818	10.97	13.08	464,715	0.03	0.25	1.45	2.62	3.89
2019	47,569	10.69	12.59	526,195	3.83	0.25	1.45	8.42	9.76
2018	50,809	9.86	11.47	522,998	5.01	0.25	1.45	(8.28)	(7.13)
2017	37,050	10.75	12.35	422,766	4.51	0.25	1.45	4.47	5.74
2016	30,908	10.29	11.68	342,130	5.61	0.25	1.45	7.30	8.55

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Developing Growth VC
2020	5,177	24.12	32.30	138,287	-	0.25	1.45	64.98	67.10
2019	5,035	14.62	19.33	81,126	-	0.25	1.45	26.03	27.59
2018	4,897	11.60	15.15	62,342	-	0.25	1.45	0.35	1.47
2017	1,471	11.56	14.93	21,670	-	0.25	1.45	24.30	25.78
2016	1,428	9.30	11.87	16,754	-	0.25	1.45	(6.91)	(5.72)
Lord Abbett Series Growth and Income VC
2020	6,001	12.72	15.79	76,311	0.01	0.25	1.45	(1.78)	(0.63)
2019	9,377	12.95	15.89	121,452	1.72	0.25	1.45	17.09	18.58
2018	9,132	11.06	13.40	100,958	1.46	0.25	1.45	(12.15)	(11.08)
2017	8,893	12.59	15.07	111,925	1.93	0.25	1.45	8.44	9.76
2016	3,215	11.61	13.73	37,312	1.50	0.25	1.45	12.07	13.38
Lord Abbett Series Growth Opportunities VC
2020	2,594	20.36	23.63	60,162	-	0.25	1.45	33.25	34.95
2019	1,486	15.28	17.51	25,581	-	0.25	1.45	30.49	31.95
2018	1,443	11.71	13.27	18,844	-	0.25	1.45	(7.14)	(5.95)
2017	1,400	12.61	14.11	19,493	-	0.25	1.45	17.52	18.97
2016	-	10.73	11.86	-	-	0.25	1.45	(3.16)	(2.06)
Lord Abbett Series Total Return VC
2020	16,008	9.52	10.89	171,156	0.02	0.25	1.45	2.70	3.91
2019	30,032	9.27	10.48	309,119	2.70	0.25	1.45	3.69	5.01
2018	29,380	8.94	9.98	288,740	3.34	0.25	1.45	(5.40)	(4.22)
2017	25,607	9.45	10.42	263,223	2.63	0.25	1.45	(0.63)	0.58
2016	20,499	9.51	10.36	209,982	2.79	0.25	1.45	(0.31)	0.88
MFS® VIT Emerging Markets Equity
2020	4,537	9.80	10.30	44,462	0.02	0.25	1.45	5.42	6.76
2019	5,441	9.19	9.77	49,995	0.44	0.25	1.45	14.94	16.35
2018	4,351	7.91	8.50	34,439	0.12	0.25	1.45	(17.87)	(16.82)
2017	4,222	9.54	10.35	40,289	0.86	0.25	1.45	31.68	33.20
2016	4,647	7.17	7.86	33,340	0.39	0.25	1.45	4.24	5.55

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS® VIT Global Tactical Allocation
2020	4,134	9.96	10.80	41,168	0.01	0.25	1.45	1.32	2.66
2019	3,948	9.83	10.52	38,794	2.62	0.25	1.45	9.34	10.62
2018	3,770	8.99	9.51	33,881	0.52	0.25	1.45	(8.92)	(7.85)
2017	3,596	9.87	10.32	35,501	3.01	0.25	1.45	5.67	7.05
2016	3,429	9.34	9.64	32,004	-	0.25	1.45	1.41	2.55
MFS® VIT II Research International
2020	10,784	11.14	12.14	120,125	0.02	0.25	1.45	7.84	9.07
2019	10,464	10.33	11.13	108,140	1.25	0.25	1.45	22.10	23.53
2018	10,155	8.46	9.01	85,946	1.27	0.25	1.45	(18.10)	(17.03)
2017	9,855	10.33	10.86	101,791	1.65	0.25	1.45	22.39	23.83
2016	9,563	8.44	8.77	80,748	1.33	0.25	1.45	(5.27)	(4.05)
MFS® VIT International Intrinsic Value
2020	20,609	14.01	15.18	301,621	0.01	0.25	1.45	15.02	16.32
2019	32,840	12.18	13.05	416,548	1.41	0.25	1.45	20.12	21.62
2018	34,030	10.14	10.73	356,494	0.96	0.25	1.45	(13.63)	(12.62)
2017	30,872	11.74	12.28	371,531	1.54	0.25	1.45	21.28	22.80
2016	28,111	9.68	10.00	276,053	2.02	0.25	1.45	(0.72)	0.50
MFS® VIT New Discovery
2020	3,233	20.60	25.19	75,771	-	0.25	1.45	39.19	40.96
2019	11,454	14.80	17.87	182,136	-	0.25	1.45	35.16	36.73
2018	6,003	10.95	13.07	74,241	-	0.25	1.45	(6.01)	(4.88)
2017	7,050	11.65	13.74	88,467	-	0.25	1.45	20.85	22.35
2016	7,809	9.64	11.23	80,094	-	0.25	1.45	3.99	5.25
MFS® VIT Research
2020	2,965	17.15	23.05	50,849	0.01	0.25	1.45	11.22	12.60
2019	2,877	15.42	20.47	44,359	0.64	0.25	1.45	26.81	28.34
2018	3,452	12.16	15.95	41,966	0.33	0.25	1.45	(8.78)	(7.64)
2017	6,434	13.33	17.27	85,766	1.14	0.25	1.45	17.76	19.10
2016	6,260	11.32	14.50	70,892	0.52	0.25	1.45	3.76	5.00

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

MFS® VIT Total Return
2020	3,055	12.40	15.22	37,889	0.02	0.25	1.45	4.73	5.99
2019	2,964	11.84	14.36	35,105	2.56	0.25	1.45	14.84	16.28
2018	1,945	10.31	12.35	20,046	2.04	0.25	1.45	(9.96)	(8.86)
2017	1,887	11.45	13.55	21,611	2.06	0.25	1.45	7.11	8.40
2016	2,466	10.69	12.50	26,355	2.70	0.25	1.45	4.09	5.40
MFS® VIT Utilities
2020	9,234	12.33	15.89	137,494	0.02	0.25	1.45	0.98	2.25
2019	8,412	12.21	15.54	121,869	6.05	0.25	1.45	19.35	20.75
2018	2,319	10.23	12.87	23,710	0.99	0.25	1.45	(3.58)	(2.43)
2017	2,522	10.61	13.19	26,766	1.72	0.25	1.45	9.49	10.84
2016	5,151	9.69	11.90	58,172	3.45	0.25	1.45	6.37	7.69
Morgan Stanley VIF Emerging Markets Equity
2020	11,527	10.24	10.40	118,181	0.01	0.25	1.45	9.28	10.64
2019	11,366	9.27	9.40	105,411	1.01	0.25	1.45	14.41	15.76
2018	11,212	8.03	8.19	90,053	0.48	0.25	1.45	(21.17)	(20.24)
2017	9,954	10.08	10.39	100,339	0.61	0.25	1.45	29.23	30.85
2016	7,275	7.72	8.04	56,209	0.43	0.25	1.45	1.90	3.18
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2020	2,258	12.70	14.39	28,676	0.02	0.25	1.45	5.13	6.36
2019	2,197	12.08	13.53	26,534	1.59	0.25	1.45	16.83	18.27
2018	2,138	10.34	11.44	22,099	1.42	0.25	1.45	(13.26)	(12.20)
2017	2,080	11.92	13.03	24,801	1.39	0.25	1.45	14.51	15.93
2016	1,499	10.41	11.24	15,590	1.25	0.25	1.45	6.44	7.66
Morningstar Balanced ETF Asset Allocation Portfolio
2020	120,374	11.26	12.54	1,358,492	0.02	0.25	1.45	4.26	5.64
2019	117,036	10.80	11.87	1,265,314	2.07	0.25	1.45	11.23	12.51
2018	113,936	9.71	10.55	1,107,439	1.92	0.25	1.45	(10.34)	(9.21)
2017	112,870	10.83	11.62	1,223,034	1.65	0.25	1.45	8.41	9.62
2016	107,112	9.99	10.60	1,070,467	1.79	0.25	1.45	3.74	5.05

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Conservative ETF Asset Allocation Portfolio
2020	121,973	9.36	10.11	1,142,292	0.02	0.25	1.45	1.85	3.06
2019	106,324	9.19	9.81	977,708	1.98	0.25	1.45	4.67	6.05
2018	110,007	8.78	9.25	965,694	2.19	0.25	1.45	(6.60)	(5.52)
2017	104,024	9.40	9.79	977,968	1.57	0.25	1.45	1.51	2.84
2016	129,237	9.26	9.52	1,203,857	1.50	0.25	1.45	0.11	1.28
Morningstar Growth ETF Asset Allocation Portfolio
2020	40,756	12.18	13.76	496,179	0.02	0.25	1.45	5.18	6.50
2019	39,733	11.58	12.92	459,857	1.83	0.25	1.45	14.54	15.87
2018	38,804	10.11	11.15	392,058	1.71	0.25	1.45	(12.01)	(10.94)
2017	37,915	11.49	12.52	435,618	1.53	0.25	1.45	12.10	13.51
2016	29,023	10.25	11.03	297,197	1.63	0.25	1.45	4.91	6.16
Morningstar Income and Growth ETF Asset Allocation Portfolio
2020	6,500	10.33	11.33	67,176	0.02	0.25	1.45	3.61	4.91
2019	6,318	9.97	10.80	62,971	2.54	0.25	1.45	8.02	9.31
2018	4,017	9.23	9.88	37,089	2.10	0.25	1.45	(8.43)	(7.32)
2017	3,909	10.08	10.66	39,412	2.78	0.25	1.45	5.11	6.39
2016	931	9.59	10.02	8,931	1.72	0.25	1.45	1.80	2.98
Neuberger Berman AMT Sustainable Equity
2020	21,079	12.14	20.00	291,649	0.01	0.25	1.45	14.31	15.74
2019	21,479	10.62	17.28	257,923	4.25	0.25	1.45	6.20	7.14
2018	40,693	11.64	13.73	539,473	0.89	0.25	1.45	(11.62)	(4.20)
2017	57,050	12.35	15.35	813,387	0.51	0.25	1.45	8.47	21.44
2016	77,573	10.98	13.11	1,003,709	0.31	0.25	1.45	3.98	23.37
PIMCO VIT All Asset
2020	5,616	9.77	10.96	57,875	0.05	0.25	1.45	3.28	4.38
2019	5,492	9.46	10.50	54,531	2.78	0.25	1.45	6.89	8.25
2018	5,652	8.85	9.70	52,119	2.94	0.25	1.45	(9.60)	(8.49)
2017	9,214	9.79	10.60	92,187	4.65	0.25	1.45	8.42	9.73
2016	9,262	9.03	9.66	85,148	2.72	0.25	1.45	8.01	9.28

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT CommodityRealReturn Strategy
2020	31,128	3.78	4.77	118,444	0.05	0.25	1.45	(3.25)	(2.04)
2019	35,546	3.86	4.93	138,101	4.13	0.25	1.45	6.48	7.97
2018	48,988	3.59	4.63	176,625	1.99	0.25	1.45	(17.91)	(17.08)
2017	52,779	4.33	5.64	229,543	11.73	0.25	1.45	(2.42)	(1.13)
2016	29,682	4.39	5.78	131,400	1.07	0.25	1.45	9.89	11.28
PIMCO VIT Emerging Markets Bond
2020	22,366	10.33	11.95	256,841	0.04	0.25	1.45	1.97	3.20
2019	24,362	10.13	11.58	270,697	4.52	0.25	1.45	9.63	10.92
2018	26,486	9.24	10.44	263,810	3.77	0.25	1.45	(8.97)	(7.86)
2017	20,834	10.15	11.33	226,677	4.75	0.25	1.45	4.96	6.29
2016	17,273	9.67	10.66	179,577	5.03	0.25	1.45	8.29	9.56
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)
2020	3,006	8.81	12.08	28,005	0.02	0.25	1.45	5.26	6.53
2019	3,697	8.37	11.34	32,295	2.36	0.25	1.45	1.33	2.62
2018	3,587	8.26	11.05	30,855	8.91	0.25	1.45	(8.43)	(7.38)
2017	1,137	9.02	11.93	12,286	2.07	0.25	1.45	3.80	5.11
2016	831	8.69	11.35	8,353	1.87	0.25	1.45	(0.57)	0.53
PIMCO VIT High Yield
2020	127	10.60	19.10	2,366	0.03	0.25	1.45	1.05	2.25
2019	2,158	10.49	18.68	31,986	4.29	0.25	1.45	9.61	10.93
2018	5,432	9.57	16.84	83,179	4.93	0.25	1.45	(7.00)	(5.82)
2017	5,160	10.29	17.88	86,265	7.55	0.25	1.45	1.88	3.05
2016	585	10.10	17.35	5,901	-	0.25	1.45	7.45	8.78
PIMCO VIT International Bond Portfolio (Unhedged)
2020	9,467	8.79	9.23	85,059	0.05	0.25	1.45	5.90	7.08
2019	9,420	8.30	8.62	79,358	1.83	0.25	1.45	2.22	3.48
2018	9,625	8.12	8.33	78,691	5.66	0.25	1.45	(8.25)	(7.13)
2017	6,147	8.85	8.97	54,414	1.53	0.25	1.45	5.86	7.17
2016	5,635	8.27	8.37	46,758	0.71	0.25	1.45	(1.65)	(0.36)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Low Duration Administrative
2020	90,899	8.20	9.67	746,227	0.01	0.25	1.40	(1.44)	(0.31)
2019	72,260	8.32	9.70	601,239	3.28	0.25	1.40	(0.48)	0.73
2018	122,780	8.36	9.63	1,028,345	1.64	0.25	1.40	(4.02)	(2.92)
2017	110,784	8.71	9.92	965,947	4.46	0.25	1.40	(3.01)	(1.88)
2016	112,610	8.98	10.11	1,013,454	3.02	0.25	1.40	(2.92)	(1.84)
PIMCO VIT Low Duration Advisor
2020	36,755	8.05	8.53	298,594	0.01	0.25	1.45	(1.59)	(0.35)
2019	45,557	8.18	8.56	377,581	2.42	0.25	1.45	(0.61)	0.59
2018	58,358	8.23	8.51	487,282	1.72	0.25	1.45	(4.08)	(2.96)
2017	85,616	8.58	8.77	739,031	1.21	0.25	1.45	(3.16)	(2.01)
2016	86,043	8.85	8.95	760,757	1.88	0.25	1.45	(3.17)	(1.86)
PIMCO VIT Real Return Administrative
2020	37,660	10.30	12.03	387,701	0.01	0.25	1.40	6.96	8.09
2019	38,623	9.63	11.13	373,801	1.71	0.25	1.40	3.77	5.00
2018	39,924	9.28	10.60	371,437	2.37	0.25	1.40	(6.45)	(5.36)
2017	49,411	9.92	11.20	490,153	2.42	0.25	1.40	(0.80)	0.36
2016	60,963	10.00	11.16	612,315	2.02	0.25	1.40	0.60	1.82
PIMCO VIT Real Return Advisor
2020	12,417	9.05	10.08	119,583	0.01	0.25	1.45	6.72	8.04
2019	27,112	8.48	9.33	244,832	1.48	0.25	1.45	3.67	4.83
2018	32,781	8.18	8.90	284,116	2.32	0.25	1.45	(6.62)	(5.42)
2017	28,461	8.76	9.41	261,888	2.34	0.25	1.45	(0.90)	0.32
2016	16,379	8.84	9.38	150,130	2.19	0.25	1.45	0.45	1.74
PIMCO VIT Short-Term
2020	54,420	8.14	8.78	459,662	0.01	0.25	1.45	(2.40)	(1.13)
2019	88,836	8.34	8.88	769,426	2.59	0.25	1.45	(1.77)	(0.56)
2018	51,233	8.49	8.93	445,430	1.91	0.25	1.45	(2.97)	(1.87)
2017	81,368	8.75	9.10	727,530	1.87	0.25	1.45	(2.13)	(0.98)
2016	29,588	8.94	9.19	269,241	0.43	0.25	1.45	(2.30)	(0.97)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO VIT Total Return Administrative
2020	82,879	10.84	10.84	898,995	0.02	1.40	1.40	4.03	4.03
2019	91,531	10.42	12.49	953,929	2.67	0.25	1.40	3.68	4.87
2018	111,410	10.05	11.91	1,124,872	1.82	0.25	1.40	(4.83)	(3.72)
2017	194,348	10.56	12.37	2,057,078	1.68	0.25	1.40	0.38	1.56
2016	127,665	10.52	12.18	1,345,979	2.74	0.25	1.40	(1.77)	(0.57)
PIMCO VIT Total Return Advisor
2020	52,985	9.46	10.50	512,430	0.02	0.25	1.45	3.73	5.11
2019	69,842	9.12	9.99	649,443	2.95	0.25	1.45	3.52	4.72
2018	72,763	8.81	9.54	651,246	2.60	0.25	1.45	(4.96)	(3.83)
2017	84,219	9.27	9.92	792,865	1.96	0.25	1.45	0.22	1.54
2016	38,511	9.25	9.77	359,243	2.47	0.25	1.45	(1.80)	(0.71)
Pioneer Bond VCT
2020	41,871	9.69	10.38	417,311	0.03	0.25	1.45	3.64	4.95
2019	41,291	9.35	9.89	394,588	3.05	0.25	1.45	4.12	5.44
2018	40,592	8.98	9.38	370,544	2.29	0.25	1.45	(5.27)	(4.19)
2017	20,764	9.48	9.79	201,235	2.42	0.25	1.45	(0.84)	0.31
2016	20,439	9.56	9.76	197,819	2.54	0.25	1.45	(0.62)	0.62
Pioneer Equity Income VCT
2020	866	13.75	16.59	11,903	0.02	0.25	1.45	(4.65)	(3.49)
2019	840	14.42	17.19	12,110	2.46	0.25	1.45	19.77	21.23
2018	815	12.04	14.18	9,812	2.24	0.25	1.45	(12.75)	(11.71)
2017	805	13.80	16.06	11,108	2.74	0.25	1.45	10.14	11.53
2016	-	12.53	14.40	-	-	0.25	1.45	14.32	15.66
Pioneer Real Estate Shares VCT
2020	6,791	10.82	12.31	73,478	0.03	0.25	1.45	(11.60)	(10.60)
2019	945	12.24	13.77	11,571	2.05	0.25	1.45	22.28	23.83
2018	917	10.01	11.12	9,179	2.47	0.25	1.45	(11.57)	(10.47)
2017	890	11.32	12.42	10,074	2.23	0.25	1.45	(1.22)	(1.22)
2016	1,163	11.46	12.42	13,323	3.27	0.25	1.45	1.24	2.39

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Pioneer Strategic Income VCT
2020	15,297	9.61	10.24	146,942	0.03	0.25	1.45	2.78	3.96
2019	14,857	9.35	9.85	138,970	3.12	0.25	1.45	4.70	6.03
2018	15,010	8.93	9.29	134,046	2.83	0.25	1.45	(6.20)	(5.11)
2017	20,214	9.52	9.79	192,481	3.51	0.25	1.45	0.11	1.35
2016	19,488	9.51	9.66	185,233	3.29	0.25	1.45	2.70	3.87
Power Income VIT
2020	4,172	7.34	8.10	31,656	0.02	0.25	1.45	(10.16)	(8.99)
2019	5,480	8.17	8.90	45,707	2.46	0.25	1.45	3.03	4.34
2018	5,323	7.93	8.53	42,966	2.86	0.25	1.45	(7.58)	(6.47)
2017	2,790	8.58	9.12	24,585	1.18	0.25	1.45	(2.28)	(1.08)
2016	1,321	8.78	9.22	11,615	-	0.25	1.45	(0.23)	0.99
Probabilities Fund
2020	19,814	8.74	9.78	189,741	-	0.25	1.45	(12.42)	(11.33)
2019	23,467	9.98	11.03	250,513	-	0.25	1.45	27.62	29.16
2018	22,818	7.82	8.54	189,316	-	0.25	1.45	(19.21)	(18.20)
2017	19,801	9.68	10.44	202,913	-	0.25	1.45	10.38	11.66
2016	19,894	8.77	9.35	183,001	-	0.25	1.45	(2.34)	(1.16)
Putnam VT Equity Income
2020	28,435	14.59	17.71	450,261	0.02	0.25	1.45	1.18	2.37
2019	30,937	14.42	17.30	477,535	1.61	0.25	1.45	24.74	26.28
2018	23,471	11.56	13.70	279,469	0.78	0.25	1.45	(12.49)	(11.44)
2017	26,572	13.21	15.47	361,675	1.66	0.25	1.45	13.59	15.02
2016	26,075	11.63	13.45	312,109	2.02	0.25	1.45	8.69	9.98
Putnam VT Growth Opportunities
2020	12,741	25.95	30.98	338,816	0.00	0.25	1.45	32.67	34.23
2019	10,645	19.56	23.08	208,188	0.13	0.25	1.45	30.75	32.42
2018	10,368	14.96	17.43	155,023	-	0.25	1.45	(2.09)	(0.91)
2017	10,096	15.28	17.59	154,196	0.10	0.25	1.45	25.25	26.73
2016	9,832	12.20	13.88	119,937	0.47	0.25	1.45	1.84	3.12

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Putnam VT Income
2020	21,980	9.85	10.49	225,075	0.07	0.25	1.45	1.13	2.34
2019	17,316	9.74	10.25	175,146	3.19	0.25	1.45	7.03	8.24
2018	17,065	9.10	9.47	159,681	2.97	0.25	1.45	(4.21)	(2.97)
2017	16,500	9.50	9.76	159,504	3.95	0.25	1.45	1.06	2.20
2016	13,761	9.40	9.55	130,412	4.35	0.25	1.45	(2.49)	(1.24)
Putnam VT Multi-Asset Absolute Return
2020	6,093	7.29	8.00	48,012	-	0.25	1.45	(11.42)	(10.31)
2019	6,006	8.23	8.92	52,852	-	0.25	1.45	1.23	2.53
2018	7,113	8.13	8.70	60,578	0.42	0.25	1.45	(11.82)	(10.77)
2017	8,787	9.22	9.75	83,567	-	0.25	1.45	2.22	3.50
2016	17,503	9.02	9.42	159,666	4.04	0.25	1.45	(3.63)	(2.48)
Putnam VT Small Cap Growth
2020	1,766	17.34	20.90	30,646	-	0.25	1.45	41.90	43.54
2019	946	12.22	14.56	11,559	-	0.25	1.45	31.54	33.09
2018	921	9.29	10.94	8,563	-	0.25	1.45	(17.64)	(16.55)
2017	897	11.28	13.11	10,120	-	0.25	1.45	3.20	4.46
2016	-	10.93	12.55	-	-	0.25	1.45	10.52	11.75
Rydex VIF Banking
2020	7,773	4.86	10.51	71,204	0.01	0.25	1.45	(12.49)	(11.48)
2019	13,891	5.49	12.01	107,475	0.90	0.25	1.45	22.80	24.23
2018	18,152	4.43	9.78	105,418	0.44	0.25	1.45	(22.75)	(21.72)
2017	24,697	5.67	12.66	181,914	0.22	0.25	1.45	7.65	8.82
2016	37,045	5.22	11.76	266,428	0.02	0.25	1.45	21.61	23.38
Rydex VIF Basic Materials
2020	11,375	12.32	15.30	157,561	0.01	0.25	1.45	14.50	15.88
2019	10,908	10.76	13.34	130,075	-	0.25	1.45	16.20	17.52
2018	10,462	9.26	11.47	107,608	0.42	0.25	1.45	(21.06)	(20.08)
2017	18,593	11.73	14.51	245,138	0.39	0.25	1.45	16.14	17.53
2016	27,999	10.00	12.47	301,422	-	0.25	1.45	25.15	26.67

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Biotechnology
2020	13,913	16.23	34.59	258,822	-	0.25	1.45	16.01	17.41
2019	26,843	13.99	29.46	495,170	-	0.25	1.45	19.27	20.69
2018	30,491	11.73	24.41	513,321	-	0.25	1.45	(13.43)	(12.32)
2017	45,764	13.55	27.84	761,971	-	0.25	1.45	23.86	25.29
2016	41,212	10.94	22.22	602,970	-	0.25	1.45	(23.17)	(22.25)
Rydex VIF Commodities Strategy
2020	6,363	1.19	2.67	16,965	0.01	0.25	1.45	(26.04)	(25.40)
2019	7,545	1.60	3.61	24,484	1.45	0.25	1.45	10.06	11.50
2018	6,231	1.45	3.28	19,965	4.11	0.25	1.45	(18.99)	(17.82)
2017	7,541	1.79	4.04	26,555	-	0.25	1.45	(0.25)	1.10
2016	8,139	1.79	4.05	27,253	-	0.25	1.45	5.74	6.80
Rydex VIF Consumer Products
2020	5,304	12.26	20.80	81,649	0.01	0.25	1.45	2.85	4.14
2019	8,736	11.92	20.19	125,179	1.05	0.25	1.45	16.98	18.42
2018	13,621	10.19	17.23	187,371	0.47	0.25	1.45	(15.92)	(14.91)
2017	25,205	12.12	20.47	456,416	0.94	0.25	1.45	6.60	7.90
2016	59,342	11.37	19.17	933,065	0.59	0.25	1.45	0.89	2.09
Rydex VIF Dow 2x Strategy (d)
2020	3,694	24.69	29.14	97,390	0.01	0.25	1.45	(2.76)	(1.58)
2019	6,947	25.39	29.93	191,828	0.47	0.25	1.45	41.06	42.77
2018	19,190	18.00	21.18	356,421	0.08	0.25	1.45	(18.00)	(16.99)
2017	57,650	21.95	25.79	1,393,122	0.01	0.25	1.45	51.59	53.43
2016	15,849	14.48	16.98	237,903	-	0.25	1.45	25.04	26.53

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Electronics
2020	16,790	12.18	35.26	214,759	-	0.25	1.45	49.15	50.98
2019	25,807	8.15	23.64	304,240	-	0.25	1.45	52.32	54.17
2018	19,869	5.34	15.52	139,895	-	0.25	1.45	(16.51)	(15.47)
2017	55,486	6.39	18.59	396,645	-	0.25	1.45	25.35	26.80
2016	95,032	5.09	14.83	566,621	-	0.25	1.45	18.93	20.34
Rydex VIF Energy
2020	11,753	2.86	4.08	44,199	0.01	0.25	1.45	(37.14)	(36.35)
2019	9,943	4.55	6.48	64,577	0.22	0.25	1.45	2.02	3.44
2018	9,822	4.46	6.33	62,348	1.47	0.25	1.45	(28.64)	(27.92)
2017	10,085	6.25	8.87	89,700	0.34	0.25	1.45	(10.46)	(9.24)
2016	26,755	6.98	9.88	244,043	0.96	0.25	1.45	25.77	27.14
Rydex VIF Energy Services
2020	12,131	1.25	1.50	16,567	0.01	0.25	1.45	(40.00)	(39.17)
2019	11,880	2.08	2.47	27,044	-	0.25	1.45	(4.59)	(3.14)
2018	11,916	2.18	2.55	28,424	3.87	0.25	1.45	(48.09)	(47.42)
2017	12,134	4.19	4.85	55,466	-	0.25	1.45	(22.12)	(21.14)
2016	25,053	5.38	6.15	149,423	0.67	0.25	1.45	17.72	19.19
Rydex VIF Europe 1.25x Strategy (d)
2020	4	5.01	8.66	23	-	0.25	1.45	(4.20)	(3.01)
2019	167	5.17	9.04	1,049	0.05	0.25	1.45	22.83	24.36
2018	6,880	4.17	7.36	50,362	0.01	0.25	1.45	(22.53)	(21.51)
2017	7,628	5.32	9.50	69,723	0.17	0.25	1.45	23.06	24.49
2016	4	4.28	7.72	19	-	0.25	1.45	(9.71)	(8.58)

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Rydex VIF Financial Services
2020	3,505	7.61	12.35	27,931	0.01	0.25	1.45	(4.49)	(3.22)
2019	12,628	7.88	12.93	111,422	5.70	0.25	1.45	22.56	23.93
2018	11,281	6.37	10.55	72,380	1.73	0.25	1.45	(16.14)	(15.10)
2017	21,701	7.51	12.58	189,024	0.44	0.25	1.45	10.54	11.95
2016	12,259	6.73	11.38	90,902	1.38	0.25	1.45	10.81	12.09
Rydex VIF Government Long Bond 1.2x Strategy (d)
2020	1,477	12.72	17.24	22,607	0.00	0.25	1.45	16.70	18.08
2019	3,498	10.90	14.60	45,881	1.51	0.25	1.45	11.68	13.00
2018	5,343	9.76	12.92	62,682	1.57	0.25	1.45	(9.46)	(8.30)
2017	5,660	10.78	14.09	73,215	1.08	0.25	1.45	4.86	6.10
2016	14,396	10.28	13.28	178,007	0.69	0.25	1.45	(4.73)	(3.56)
Rydex VIF Health Care
2020	14,746	17.12	24.24	283,756	-	0.25	1.45	13.45	14.83
2019	28,740	15.09	21.11	500,166	-	0.25	1.45	17.25	18.66
2018	24,326	12.87	17.79	357,892	-	0.25	1.45	(3.16)	(1.98)
2017	33,000	13.29	18.15	510,906	-	0.25	1.45	17.51	18.94
2016	36,598	11.31	15.26	479,767	-	0.25	1.45	(13.66)	(12.60)
Rydex VIF Internet
2020	11,899	18.40	35.56	251,387	-	0.25	1.45	53.26	55.08
2019	23,438	11.99	22.93	324,562	-	0.25	1.45	19.93	21.45
2018	12,585	9.97	18.88	140,010	-	0.25	1.45	(7.43)	(6.30)
2017	31,177	10.76	20.15	351,872	-	0.25	1.45	28.16	29.67
2016	24,500	8.39	15.54	205,632	-	0.25	1.45	(0.08)	1.11

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse Dow 2x Strategy (d)
2020	-	0.07	0.65	-	-	0.25	1.45	(50.00)	(46.15)
2019	-	0.13	1.25	-	-	0.25	1.45	(38.73)	(36.84)
2018	-	0.21	2.04	-	-	0.25	1.45	(4.55)	(2.56)
2017	-	0.22	2.10	-	-	0.25	1.45	(41.67)	(40.54)
2016	-	0.37	3.60	-	-	0.25	1.45	(32.84)	(31.58)
Rydex VIF Inverse Government Long Bond Strategy (d)
2020	4,679	1.03	3.48	5,603	0.00	0.25	1.45	(24.51)	(23.50)
2019	13,205	1.36	4.61	25,669	-	0.25	1.45	(17.07)	(15.97)
2018	48,574	1.64	5.55	113,082	-	0.25	1.45	(0.89)	0.43
2017	58,518	1.65	5.60	136,266	-	0.25	1.45	(12.77)	(11.90)
2016	5,085	1.89	6.42	9,610	-	0.25	1.45	(7.35)	(5.94)
Rydex VIF Inverse NASDAQ-100® Strategy (d)
2020	-	0.25	1.26	-	0.02	0.25	1.45	(40.85)	(39.73)
2019	12,192	0.42	2.13	8,816	0.32	0.25	1.45	(31.15)	(29.91)
2018	20,874	0.61	3.09	36,093	-	0.25	1.45	(7.58)	(5.41)
2017	18,557	0.66	3.33	36,347	-	0.25	1.45	(27.92)	(26.92)
2016	13,380	0.91	4.62	35,694	-	0.25	1.45	(13.33)	(12.36)
Rydex VIF Inverse Russell 2000® Strategy (d)
2020	1,417	0.46	2.41	642	0.01	0.25	1.45	(33.79)	(32.77)
2019	1,414	0.69	3.64	976	0.62	0.25	1.45	(24.18)	(23.23)
2018	1,415	0.91	4.79	1,276	-	0.25	1.45	6.21	7.43
2017	1,412	0.85	4.51	1,200	-	0.25	1.45	(17.48)	(15.91)
2016	740,927	1.03	5.45	812,556	-	0.25	1.45	(23.78)	(23.11)

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Inverse S&P 500 Strategy (d)
2020	4,365	0.55	2.28	4,533	0.01	0.25	1.45	(28.30)	(27.21)
2019	4,240	0.76	3.18	6,072	0.37	0.25	1.45	(26.22)	(25.38)
2018	21,000	1.03	4.31	25,307	-	0.25	1.45	(0.96)	0.52
2017	16,579	1.04	4.33	31,903	-	0.25	1.45	(20.99)	(20.00)
2016	38,174	1.31	5.48	90,872	-	0.25	1.45	(16.03)	(14.93)
Rydex VIF Japan 2x Strategy (d)
2020	4,652	16.16	17.82	82,722	0.01	0.25	1.45	34.29	35.98
2019	4,532	12.01	13.27	59,992	1.42	0.25	1.45	32.97	34.63
2018	4,851	9.02	9.98	48,286	-	0.25	1.45	(26.29)	(25.42)
2017	5,821	12.16	13.54	77,201	-	0.25	1.45	43.74	45.38
2016	1,934	8.38	9.42	18,077	-	0.25	1.45	4.09	5.43
Rydex VIF Leisure
2020	2,717	15.61	18.59	42,745	-	0.25	1.45	15.74	17.14
2019	5,766	13.47	15.87	78,094	0.25	0.25	1.45	23.64	25.16
2018	6,138	10.88	12.68	67,199	0.28	0.25	1.45	(17.23)	(16.25)
2017	5,973	13.12	15.14	78,927	0.15	0.25	1.45	14.87	16.28
2016	3,066	11.41	13.02	35,249	0.25	0.25	1.45	4.80	6.11
Rydex VIF Mid-Cap 1.5x Strategy (d)
2020	3,523	16.72	28.67	64,254	0.01	0.25	1.45	5.89	7.09
2019	3,460	15.79	27.05	59,824	1.13	0.25	1.45	30.17	31.83
2018	3,390	12.13	20.74	45,166	0.33	0.25	1.45	(22.94)	(21.99)
2017	5,852	15.74	26.87	108,395	-	0.25	1.45	17.11	18.52
2016	6,675	13.44	22.91	119,977	-	0.25	1.45	23.99	25.46

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF NASDAQ-100®
2020	10,562	28.70	41.24	343,547	0.00	0.25	1.45	38.65	40.32
2019	21,596	20.70	29.39	481,765	0.21	0.25	1.45	30.93	32.51
2018	44,748	15.81	22.18	771,165	-	0.25	1.45	(6.12)	(4.97)
2017	119,427	16.84	23.34	2,110,304	-	0.25	1.45	25.39	26.92
2016	98,361	13.43	18.39	1,395,265	-	0.25	1.45	1.36	2.62
Rydex VIF NASDAQ-100® 2x Strategy (d)
2020	121	63.16	129.48	7,668	0.00	0.25	1.45	78.68	80.81
2019	678	35.30	71.61	24,011	0.07	0.25	1.45	72.64	74.79
2018	15,650	20.41	40.97	419,890	-	0.25	1.45	(13.28)	(12.23)
2017	11,523	23.50	46.68	356,207	-	0.25	1.45	62.09	64.08
2016	8,176	14.47	28.45	156,358	-	0.25	1.45	4.85	6.12
Rydex VIF Nova (d)
2020	1,718	19.62	23.70	36,521	0.00	0.25	1.45	14.77	16.12
2019	5,315	17.07	20.41	93,116	0.38	0.25	1.45	38.73	40.47
2018	30,067	12.28	14.59	371,077	0.06	0.25	1.45	(14.28)	(13.20)
2017	8,182	14.30	17.02	118,968	0.03	0.25	1.45	26.07	27.59
2016	20,553	11.33	13.50	238,923	-	0.25	1.45	10.66	12.04
Rydex VIF Precious Metals
2020	13,947	6.72	12.69	169,843	0.04	0.25	1.45	28.43	30.13
2019	31,443	5.18	9.86	231,298	-	0.25	1.45	45.44	47.16
2018	26,697	3.52	6.77	128,818	3.54	0.25	1.45	(20.30)	(19.24)
2017	10,682	4.37	8.48	88,460	5.65	0.25	1.45	2.44	3.71
2016	27,444	4.23	8.26	182,949	-	0.25	1.45	58.33	60.23

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Real Estate
2020	6,842	8.45	14.69	94,607	0.03	0.25	1.45	(9.94)	(8.82)
2019	16,076	9.28	16.28	230,703	2.58	0.25	1.45	19.06	20.51
2018	9,845	7.72	13.66	108,916	0.69	0.25	1.45	(11.41)	(10.33)
2017	11,402	8.62	15.39	169,143	2.56	0.25	1.45	1.99	3.28
2016	11,858	8.37	15.07	170,106	2.10	0.25	1.45	5.38	6.62
Rydex VIF Retailing
2020	1,759	16.38	22.65	38,837	-	0.25	1.45	37.42	39.04
2019	6,013	11.92	16.29	89,188	-	0.25	1.45	19.08	20.49
2018	6,024	10.01	13.52	74,326	0.01	0.25	1.45	(7.49)	(6.31)
2017	2,066	10.82	14.58	30,116	-	0.25	1.45	7.88	9.24
2016	4,652	10.03	13.50	58,502	-	0.25	1.45	(4.02)	(2.94)
Rydex VIF Russell 2000® 1.5x Strategy (d)
2020	249	16.27	21.52	5,368	-	0.25	1.45	14.74	16.15
2019	30	14.18	18.72	564	-	0.25	1.45	29.50	31.09
2018	38,643	10.95	14.43	496,841	-	0.25	1.45	(23.10)	(22.14)
2017	3,843	14.19	18.74	55,522	-	0.25	1.45	14.84	16.19
2016	4,641	12.24	16.30	75,627	-	0.25	1.45	24.75	26.19
Rydex VIF Russell 2000® 2x Strategy (d)
2020	22	13.16	17.97	296	0.00	0.25	1.45	12.03	13.40
2019	22	11.72	16.04	257	1.26	0.25	1.45	40.70	42.51
2018	1,266	8.32	11.40	10,527	-	0.25	1.45	(29.41)	(28.61)
2017	21	11.77	16.15	246	-	0.25	1.45	20.79	22.29
2016	20	9.73	13.37	200	-	0.25	1.45	32.11	33.68

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P 500 2x Strategy (d)
2020	5,212	23.76	29.81	154,984	0.00	0.25	1.45	12.87	14.29
2019	7,181	21.01	26.41	177,898	-	0.25	1.45	55.44	57.39
2018	15,338	13.50	16.99	246,994	0.05	0.25	1.45	(19.10)	(18.13)
2017	16,122	16.66	21.00	317,834	-	0.25	1.45	37.25	38.94
2016	8,564	12.12	15.30	108,417	-	0.25	1.45	15.12	16.46
Rydex VIF S&P 500 Pure Growth
2020	15,384	18.07	25.41	327,363	-	0.25	1.45	21.77	23.23
2019	32,263	14.84	20.62	570,178	-	0.25	1.45	21.04	22.59
2018	57,490	12.26	16.82	807,744	-	0.25	1.45	(9.72)	(8.69)
2017	35,625	13.58	18.42	569,874	-	0.25	1.45	18.91	20.47
2016	29,729	11.42	15.29	411,796	-	0.25	1.45	(1.89)	(0.71)
Rydex VIF S&P 500 Pure Value
2020	52,678	10.87	13.36	659,375	0.02	0.25	1.45	(14.48)	(13.49)
2019	57,983	12.71	15.60	867,476	1.10	0.25	1.45	17.90	19.38
2018	33,920	10.78	13.21	433,409	0.54	0.25	1.45	(17.08)	(16.12)
2017	41,878	13.00	15.92	638,990	0.39	0.25	1.45	10.83	12.15
2016	126,573	11.73	14.34	1,744,577	0.58	0.25	1.45	12.25	13.64
Rydex VIF S&P MidCap 400 Pure Growth
2020	10,815	12.80	21.42	166,838	-	0.25	1.45	24.76	26.30
2019	11,931	10.26	16.96	151,320	-	0.25	1.45	10.44	11.73
2018	14,771	9.29	15.30	178,296	-	0.25	1.45	(18.58)	(17.54)
2017	63,060	11.41	18.75	1,049,331	-	0.25	1.45	13.53	14.92
2016	4,926	10.05	16.48	80,787	-	0.25	1.45	(1.76)	(0.56)

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF S&P MidCap 400 Pure Value
2020	10,747	11.61	15.37	147,260	0.00	0.25	1.45	2.65	4.00
2019	12,618	11.31	14.95	167,847	-	0.25	1.45	17.08	18.52
2018	12,378	9.66	12.74	138,894	-	0.25	1.45	(22.47)	(21.55)
2017	74,685	12.46	16.42	1,141,559	-	0.25	1.45	8.16	9.48
2016	103,189	11.52	15.15	1,463,005	0.52	0.25	1.45	23.34	24.73
Rydex VIF S&P SmallCap 600 Pure Growth
2020	2,999	13.53	18.76	55,187	-	0.25	1.45	10.72	12.01
2019	18,337	12.22	16.92	308,758	-	0.25	1.45	7.67	8.97
2018	39,378	11.35	15.69	551,788	-	0.25	1.45	(13.03)	(11.94)
2017	2,225	13.05	18.01	38,075	-	0.25	1.45	11.06	12.36
2016	4,147	11.75	16.20	66,195	-	0.25	1.45	13.53	14.88
Rydex VIF S&P SmallCap 600 Pure Value
2020	26,329	8.43	10.49	274,108	-	0.25	1.45	(10.03)	(8.98)
2019	27,517	9.37	11.65	316,784	0.07	0.25	1.45	15.39	16.76
2018	24,495	8.12	10.08	206,224	-	0.25	1.45	(24.04)	(23.07)
2017	5,480	10.69	13.25	69,325	-	0.25	1.45	(4.64)	(3.47)
2016	112,376	11.21	13.87	1,472,001	-	0.25	1.45	25.96	27.54
Rydex VIF Strengthening Dollar 2x Strategy (d)
2020	679	3.74	8.08	2,539	0.01	0.25	1.45	(17.80)	(16.89)
2019	737	4.55	9.83	3,345	1.42	0.25	1.45	0.10	1.18
2018	2,362	4.54	9.82	10,732	-	0.25	1.45	6.97	8.24
2017	847	4.24	9.18	3,581	-	0.25	1.45	(21.27)	(20.18)
2016	6,302	5.37	11.66	45,195	-	0.25	1.45	2.37	3.48

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Technology
2020	16,443	16.89	30.10	292,837	-	0.25	1.45	42.71	44.50
2019	26,581	11.82	20.83	355,326	-	0.25	1.45	33.67	35.26
2018	10,302	8.83	15.40	121,429	-	0.25	1.45	(5.79)	(4.64)
2017	36,270	9.36	16.15	353,846	-	0.25	1.45	26.85	28.38
2016	35,888	7.36	12.58	267,516	-	0.25	1.45	6.16	7.52
Rydex VIF Telecommunications
2020	-	5.57	10.86	-	0.02	0.25	1.45	4.73	5.93
2019	4,068	5.31	10.37	30,192	-	0.25	1.45	8.25	9.64
2018	4,341	4.90	9.58	28,731	0.46	0.25	1.45	(9.37)	(8.31)
2017	25,159	5.40	10.57	136,020	1.31	0.25	1.45	1.15	2.43
2016	29,328	5.33	10.45	158,978	0.01	0.25	1.45	12.37	13.67
Rydex VIF Transportation
2020	914	17.03	20.47	18,709	0.00	0.25	1.45	34.41	36.05
2019	85	12.67	15.20	1,279	-	0.25	1.45	16.99	18.36
2018	80	10.83	12.98	1,038	-	0.25	1.45	(23.57)	(22.63)
2017	4,382	14.17	16.95	74,406	0.01	0.25	1.45	16.72	18.16
2016	19,113	12.14	14.50	264,948	-	0.25	1.45	10.36	11.73
Rydex VIF U.S. Government Money Market (c)
2020	706,568	4.94	7.27	4,161,493	0.00	0.25	1.45	(4.34)	(3.15)
2019	476,604	5.15	7.60	2,744,584	0.94	0.25	1.45	(3.43)	(2.38)
2018	604,055	5.33	7.87	3,568,685	0.63	0.25	1.45	(3.91)	(2.59)
2017	619,178	5.54	8.19	3,723,307	-	0.25	1.45	(4.32)	(3.17)
2016	600,649	5.78	8.56	3,881,074	-	0.25	1.45	(4.36)	(3.19)

(c) Liquidation. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Rydex VIF Utilities
2020	7,770	9.19	14.35	83,946	0.02	0.25	1.45	(9.25)	(8.19)
2019	13,536	10.11	15.63	169,233	0.18	0.25	1.45	13.74	15.18
2018	36,676	8.87	13.57	374,003	0.81	0.25	1.45	(0.67)	0.44
2017	38,207	8.93	13.51	376,622	2.64	0.25	1.45	6.17	7.48
2016	66,340	8.39	12.57	626,054	1.18	0.25	1.45	11.24	12.63
Rydex VIF Weakening Dollar 2x Strategy (d)
2020	4,739	3.95	4.99	18,727	-	0.25	1.45	4.83	6.31
2019	-	3.76	4.76	-	-	0.25	1.45	(8.99)	(7.91)
2018	150	4.13	5.23	620	-	0.25	1.45	(15.37)	(14.51)
2017	2,261	4.88	6.18	11,005	-	0.25	1.45	14.02	15.63
2016	-	4.27	5.42	-	-	0.25	1.45	(12.72)	(11.76)
T. Rowe Price Blue Chip Growth
2020	44,349	24.72	33.52	1,258,793	-	0.25	1.45	28.08	29.62
2019	40,162	19.30	25.86	901,797	-	0.25	1.45	23.96	25.47
2018	41,760	15.57	20.61	719,347	-	0.25	1.45	(2.81)	(1.62)
2017	27,445	16.02	20.95	484,358	-	0.25	1.45	29.93	31.51
2016	20,611	12.33	15.93	287,948	-	0.25	1.45	(3.90)	(2.69)
T. Rowe Price Equity Income
2020	31,776	12.25	16.12	492,940	0.02	0.25	1.45	(3.47)	(2.30)
2019	35,013	12.69	16.50	547,859	2.11	0.25	1.45	20.51	22.04
2018	42,040	10.53	13.52	526,278	1.72	0.25	1.45	(13.62)	(12.61)
2017	36,723	12.19	15.47	528,834	1.33	0.25	1.45	10.72	12.02
2016	37,891	11.01	13.81	504,854	1.78	0.25	1.45	13.62	15.08

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

T. Rowe Price Health Sciences
2020	10,866	23.41	39.35	311,311	-	0.25	1.45	23.60	25.12
2019	11,799	18.94	31.45	274,702	-	0.25	1.45	23.07	24.51
2018	24,857	15.39	25.26	461,865	-	0.25	1.45	(3.57)	(2.36)
2017	20,197	15.96	25.87	375,559	-	0.25	1.45	21.83	23.25
2016	18,010	13.10	20.99	279,412	-	0.25	1.45	(14.66)	(13.59)
T. Rowe Price Limited-Term Bond
2020	7,899	8.07	8.44	64,292	0.02	0.25	1.45	(0.12)	1.20
2019	8,299	8.08	8.34	67,387	2.18	0.25	1.45	(0.49)	0.72
2018	9,590	8.12	8.28	77,990	1.94	0.25	1.45	(3.45)	(2.24)
2017	15,745	8.36	8.47	132,360	1.02	0.25	1.45	(3.56)	(2.42)
2016	30,562	8.58	8.72	263,708	1.43	0.25	1.45	(3.33)	(2.14)
Templeton Developing Markets VIP Fund
2020	15,929	11.37	23.33	276,201	0.03	0.25	1.45	12.02	13.42
2019	30,311	10.15	20.82	447,122	0.78	0.25	1.45	21.19	22.70
2018	29,602	8.37	17.18	354,878	0.66	0.25	1.45	(19.52)	(18.50)
2017	26,934	10.40	21.33	401,515	0.87	0.25	1.45	34.19	35.94
2016	17,997	7.75	15.89	211,602	0.86	0.25	1.45	12.38	13.64
Templeton Foreign VIP Fund
2020	72,712	8.04	13.77	742,811	0.04	0.25	1.45	(5.52)	(4.31)
2019	28,395	8.51	14.39	375,377	1.73	0.25	1.45	7.57	8.93
2018	27,709	7.91	13.21	337,424	2.78	0.25	1.45	(19.14)	(18.15)
2017	26,107	9.78	16.14	386,016	2.26	0.25	1.45	11.64	12.95
2016	23,147	8.76	14.29	303,870	1.55	0.25	1.45	2.46	3.78
Templeton Global Bond VIP Fund
2020	28,995	7.39	8.26	226,612	0.07	0.25	1.45	(9.44)	(8.22)
2019	45,131	8.16	9.00	385,706	7.49	0.25	1.45	(2.39)	(1.32)
2018	51,106	8.36	9.12	442,879	-	0.25	1.45	(2.56)	(1.30)
2017	47,329	8.58	9.24	418,764	-	0.25	1.45	(2.50)	(1.39)
2016	51,000	8.80	9.37	462,612	-	0.25	1.45	(1.57)	(0.32)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VanEck VIP Global Gold
2020	5,528	11.48	12.22	67,551	0.01	0.25	1.45	32.54	34.22
2019	455	8.56	9.22	4,196	-	0.25	1.45	32.66	34.37
2018	824	6.39	6.95	5,727	2.93	0.25	1.45	(20.21)	(19.35)
2017	681	7.93	8.71	5,928	7.58	0.25	1.45	7.80	9.28
2016	2,538	7.28	8.08	20,500	0.84	0.25	1.45	41.51	43.16
VanEck VIP Global Hard Assets
2020	16,791	4.43	5.69	74,391	0.01	0.25	1.45	13.80	15.01
2019	17,047	3.86	5.00	65,751	-	0.25	1.45	6.61	7.97
2018	17,289	3.58	4.69	61,867	-	0.25	1.45	(31.53)	(30.67)
2017	19,641	5.18	6.85	101,666	-	0.25	1.45	(6.29)	(5.06)
2016	21,219	5.47	7.31	119,739	0.31	0.25	1.45	37.15	38.60
Vanguard® VIF Balanced
2020	18,620	12.76	13.68	242,698	0.02	0.25	1.85	5.37	7.13
2019	8,926	12.11	12.77	109,531	2.70	0.25	1.85	16.67	18.46
2018	8,795	10.38	10.78	92,134	2.87	0.65	1.85	(7.98)	(6.83)
2017	8,341	11.28	11.57	94,616	2.23	0.65	1.85	9.30	10.61
2016	3,849	10.32	10.46	39,734	-	0.65	1.85	5.74	6.95
Vanguard® VIF Capital Growth
2020	1,919	16.13	17.29	30,950	0.01	0.25	1.85	11.86	13.68
2019	1,188	14.42	15.21	17,130	1.09	0.25	1.85	20.57	22.46
2018	1,153	11.96	12.42	13,796	0.90	0.65	1.85	(5.90)	(4.75)
2017	1,139	12.71	13.04	14,477	2.10	0.65	1.85	22.68	24.19
2016	-	10.36	10.50	-	-	0.65	1.85	5.61	6.92
Vanguard® VIF Conservative Allocation
2020	15,241	11.37	12.19	173,310	0.02	0.25	1.85	6.46	8.16
2019	26,388	10.68	11.27	281,925	2.27	0.25	1.85	10.33	12.03
2018	25,609	9.68	10.06	247,958	1.27	0.65	1.85	(7.63)	(6.42)
2017	10,923	10.48	10.75	114,512	1.97	0.65	1.85	5.65	6.86
2016	10,600	9.92	10.06	105,199	-	0.65	1.85	0.92	2.24

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard® VIF Equity Income
2020	42,912	12.59	13.50	544,440	0.02	0.25	1.85	(1.64)	(0.07)
2019	35,639	12.80	13.51	456,182	2.04	0.25	1.85	18.52	20.41
2018	41,017	10.80	11.22	446,396	1.48	0.65	1.85	(10.45)	(9.30)
2017	19,007	12.06	12.37	231,774	2.46	0.65	1.85	12.61	14.01
2016	18,959	10.71	10.85	204,205	0.27	0.65	1.85	9.62	10.94
Vanguard® VIF Equity Index
2020	34,555	15.38	16.49	554,278	0.01	0.25	1.85	12.59	14.36
2019	13,724	13.66	14.42	196,285	1.55	0.25	1.85	24.98	27.05
2018	20,502	10.93	11.35	231,177	1.86	0.65	1.85	(8.99)	(7.87)
2017	18,388	12.01	12.32	225,674	1.79	0.65	1.85	15.81	17.22
2016	18,203	10.37	10.51	190,843	-	0.65	1.85	6.58	7.79
Vanguard® VIF Global Bond Index
2020	991	10.35	10.63	10,260	0.02	0.25	1.85	1.67	3.20
2019	963	10.18	10.30	9,809	-	0.25	1.85	1.80	3.00
Vanguard® VIF Growth
2020	12,825	19.22	20.61	246,551	0.00	0.25	1.85	36.31	38.51
2019	11,598	14.10	14.88	163,589	0.41	0.25	1.85	27.49	29.50
2018	11,596	11.06	11.49	128,304	-	0.65	1.85	(4.57)	(3.45)
2017	-	11.59	11.90	-	-	0.65	1.85	24.62	26.33
2016	-	9.30	9.42	-	-	0.65	1.85	(5.78)	(4.66)
Vanguard® VIF High Yield Bond
2020	14,434	10.84	11.63	159,887	0.04	0.25	1.85	0.65	2.29
2019	1,778	10.77	11.37	19,155	-	0.25	1.85	10.12	12.02
2018	-	9.78	10.15	-	9.38	0.65	1.85	(7.30)	(6.28)
2017	10,162	10.55	10.83	109,588	0.08	0.65	1.85	1.93	3.14
2016	87	10.35	10.50	907	-	0.65	1.85	6.05	7.36

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard® VIF International
2020	27,815	19.94	21.38	567,206	0.01	0.25	1.85	50.04	52.50
2019	26,377	13.29	14.02	353,895	1.44	0.25	1.85	25.02	26.99
2018	30,455	10.63	11.04	326,259	0.90	0.65	1.85	(16.76)	(15.73)
2017	26,102	12.77	13.10	335,216	0.88	0.65	1.85	35.85	37.46
2016	17,799	9.40	9.53	167,968	-	0.65	1.85	(2.89)	(1.75)
Vanguard® VIF Mid-Cap Index
2020	37,374	14.13	15.15	551,510	0.01	0.25	1.85	12.41	14.25
2019	30,233	12.57	13.26	393,880	1.35	0.25	1.85	24.70	26.65
2018	27,483	10.08	10.47	285,182	1.01	0.65	1.85	(13.62)	(12.60)
2017	7,946	11.67	11.98	94,741	1.07	0.65	1.85	13.41	14.86
2016	6,575	10.29	10.43	68,414	-	0.65	1.85	5.86	7.08
Vanguard® VIF Moderate Allocation
2020	15,977	12.24	13.12	198,115	0.02	0.25	1.85	8.32	10.07
2019	26,452	11.30	11.92	306,216	1.70	0.25	1.85	13.91	15.73
2018	13,107	9.92	10.30	131,060	1.95	0.65	1.85	(9.49)	(8.36)
2017	13,645	10.96	11.24	150,248	1.74	0.65	1.85	9.38	10.63
2016	11,136	10.02	10.16	111,906	-	0.65	1.85	2.45	3.78
Vanguard® VIF Real Estate Index
2020	3,667	10.46	11.21	38,917	0.03	0.25	1.85	(9.36)	(7.96)
2019	860	11.54	12.18	10,387	1.02	0.25	1.85	22.64	24.67
2018	4,823	9.41	9.77	46,834	3.13	0.65	1.85	(9.78)	(8.69)
2017	5,333	10.43	10.70	56,857	2.08	0.65	1.85	(0.19)	0.94
2016	3,879	10.45	10.60	41,017	-	0.65	1.85	3.16	4.54
Vanguard® VIF Short Term Investment Grade
2020	39,308	9.17	9.83	365,963	0.03	0.25	1.85	0.44	2.08
2019	41,075	9.13	9.63	379,592	3.85	0.25	1.85	0.66	2.34
2018	34,983	9.07	9.41	319,575	1.43	0.65	1.85	(3.72)	(2.59)
2017	14,281	9.42	9.66	134,976	41.98	0.65	1.85	(2.79)	(1.63)
2016	3,652	9.69	9.82	35,647	-	0.65	1.85	(2.12)	(0.91)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Vanguard® VIF Small Company Growth (d)
2020	4,482	15.77	16.91	71,474	0.01	0.25	1.85	17.34	19.25
2019	4,373	13.44	14.18	59,289	0.95	0.25	1.85	21.96	23.95
2018	4,847	11.02	11.44	55,094	0.41	0.65	1.85	(11.63)	(10.63)
2017	1,350	12.47	12.80	17,194	-	0.65	1.85	17.53	19.07
2016	-	10.61	10.75	-	-	0.65	1.85	9.49	10.82
Vanguard® VIF Total Bond Market Index
2020	116,972	9.62	10.32	1,159,651	0.03	0.25	1.85	2.45	4.14
2019	81,182	9.39	9.91	781,850	2.58	0.25	1.85	3.53	5.20
2018	95,617	9.07	9.42	882,428	1.93	0.65	1.85	(4.93)	(3.68)
2017	69,603	9.54	9.78	667,488	1.83	0.65	1.85	(1.34)	(0.31)
2016	42,441	9.67	9.81	412,641	-	0.65	1.85	(2.42)	(1.21)
Vanguard® VIF Total International Stock Market Index
2020	9,121	11.05	11.35	100,809	0.02	0.25	1.85	5.84	7.58
2019	3,485	10.44	10.55	36,391	-	0.25	1.85	4.40	5.50
Vanguard® VIF Total Stock Market Index
2020	76,536	15.48	16.59	1,188,721	0.02	0.25	1.85	14.84	16.67
2019	64,863	13.48	14.22	877,118	1.04	0.25	1.85	24.58	26.51
2018	33,758	10.82	11.24	366,608	1.46	0.65	1.85	(9.83)	(8.77)
2017	26,603	12.00	12.32	320,278	1.77	0.65	1.85	15.16	16.67
2016	23,639	10.42	10.56	246,392	-	0.65	1.85	7.20	8.53
Virtus Duff & Phelps Real Estate Securities Series
2020	6,775	11.84	12.55	83,160	0.01	0.25	1.45	(5.88)	(4.71)
2019	10,833	12.58	13.17	140,268	2.04	0.25	1.45	21.90	23.43
2018	7,383	10.32	10.67	77,348	1.19	0.25	1.45	(10.65)	(9.58)
2017	13,687	11.55	11.80	159,617	1.49	0.25	1.45	1.40	2.61
2016	12,353	11.39	11.50	140,975	1.85	0.25	1.45	2.15	3.42

(d) Closed to new investments. See Note 1.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus KAR Small-Cap Growth Series
2020	20,335	33.99	36.84	696,170	-	0.25	1.45	38.34	39.97
2019	20,994	24.57	26.32	518,804	-	0.25	1.45	31.32	32.93
2018	24,794	18.71	19.80	465,669	-	0.25	1.45	6.79	8.08
2017	899	17.52	18.32	15,761	-	0.25	1.45	34.67	36.41
2016	-	13.01	13.43	-	-	0.25	1.45	20.46	21.87
Virtus Newfleet Multi-Sector Intermediate Bond Series
2020	6,228	9.89	10.36	61,591	0.02	0.25	1.45	1.85	3.19
2019	15,829	9.71	10.04	155,623	3.80	0.25	1.45	5.66	6.92
2018	15,361	9.19	9.39	142,050	4.27	0.25	1.45	(6.89)	(5.82)
2017	13,318	9.87	9.97	131,479	4.50	0.25	1.45	2.07	3.32
2016	12,214	9.58	9.67	117,481	5.04	0.25	1.45	4.54	5.81
Virtus SGA International Growth Series
2020	27,929	9.04	9.45	259,986	-	0.25	1.45	18.32	19.62
2019	29,099	7.64	7.90	226,651	0.84	0.25	1.45	13.35	14.83
2018	31,334	6.74	6.88	213,059	3.16	0.25	1.45	(20.33)	(19.34)
2017	28,767	8.45	8.53	242,985	1.61	0.25	1.45	10.88	12.24
2016	27,495	7.55	7.63	207,349	0.77	0.25	1.45	(5.92)	(4.76)
Voya MidCap Opportunities Portfolio
2020	3,224	18.98	22.83	61,161	0.00	0.25	1.45	34.42	36.05
2019	3,138	14.12	16.78	44,297	0.10	0.25	1.45	23.32	24.76
2018	3,056	11.45	13.45	34,987	-	0.25	1.45	(11.92)	(10.87)
2017	2,802	13.00	15.09	36,438	-	0.25	1.45	19.05	20.62
2016	-	10.92	12.51	-	-	0.25	1.45	2.25	3.39
VY Clarion Global Real Estate Portfolio
2020	2,710	9.39	10.43	26,482	0.05	0.25	1.45	(9.36)	(8.27)
2019	2,712	10.36	11.37	29,068	2.48	0.25	1.45	18.81	20.19
2018	2,755	8.72	9.46	24,807	4.96	0.25	1.45	(12.89)	(11.75)
2017	3,279	10.01	10.72	33,914	4.46	0.25	1.45	5.59	6.88
2016	1,668	9.48	10.03	15,908	0.77	0.25	1.45	(3.85)	(2.81)

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest-ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

VY Clarion Real Estate Portfolio
2020	1,627	10.73	12.22	19,577	-	0.25	1.45	(10.73)	(9.68)
2019	1,721	12.02	13.53	22,960	2.01	0.25	1.45	22.40	23.90
2018	1,670	9.82	10.92	18,023	2.69	0.25	1.45	(11.85)	(10.71)
2017	1,431	11.14	12.23	17,327	2.02	0.25	1.45	0.45	1.66
2016	1,438	11.09	12.03	17,166	3.42	0.25	1.45	(0.45)	0.75
Wells Fargo Omega Growth VT
2020	3,944	23.64	29.85	93,203	-	0.25	1.45	36.96	38.58
2019	3,827	17.26	21.54	66,048	-	0.25	1.45	31.06	32.72
2018	3,731	13.17	16.23	49,174	-	0.25	1.45	(4.08)	(2.93)
2017	6,528	13.73	16.72	89,697	0.01	0.25	1.45	28.68	30.22
2016	6,335	10.67	12.84	67,611	-	0.25	1.45	(3.87)	(2.65)
Wells Fargo Opportunity VT
2020	6,658	16.91	22.26	145,933	0.00	0.25	1.45	15.74	17.16
2019	7,273	14.61	19.00	137,478	0.28	0.25	1.45	25.73	27.26
2018	6,968	11.62	15.04	104,661	0.19	0.25	1.45	(11.23)	(10.11)
2017	7,794	13.09	16.93	131,774	0.61	0.25	1.45	15.23	16.56
2016	9,901	11.36	14.69	145,378	1.99	0.25	1.45	7.27	8.61

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

Variable Annuity Account A
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.